TABLE OF CONTENTS
Victory
Portfolios III

Victory California Bond Fund 2
Victory Cornerstone Aggressive Fund 7
Victory Cornerstone Conservative Fund 16
Victory Cornerstone Equity Fund 18
Victory Cornerstone Moderate Fund 20
Victory Cornerstone Moderately Aggressive Fund 25
Victory Cornerstone Moderately Conservative Fund 34
Victory Emerging Markets Fund 38
Victory Global Equity Income Fund 49
Victory Government Securities Fund 54
Victory Growth and Tax Strategy Fund 59
Victory International Fund 76
Victory New York Bond Fund 93
Victory Precious Metals and Minerals Fund 96
Victory Sustainable World Fund 98
Victory Target Managed Allocation Fund 114
Victory Tax Exempt Intermediate-Term Fund 123
Victory Tax Exempt Long-Term Fund 149
Victory Tax Exempt Short-Term Fund 164
Victory Virginia Bond Fund 174

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.0%)
California (97.0%):
Alameda Corridor Transportation Authority Revenue , Series A , 0.00% , 10/1/50 , Continuously
Callable @100 (a) ................................................... $ 1,250 $ 663
Albany Unified School District, GO , Series B , 4 .00% , 8/1/46 , Continuously Callable @100 .. 1,500 1,354
Bay Area Toll Authority Revenue , Series A , 3 .22% ( MUNIPSA + 125 bps ) , 4/1/36 , (Put Date
4/1/27) (b) (c) ...................................................... 15,000 14,683
Burbank Unified School District, GO
4 .30% , 8/1/33 , Continuously Callable @100 ............................... 3,085 3,189
4 .35% , 8/1/34 , Continuously Callable @100 ............................... 3,000 3,096
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT , Series B ,
5 .25% , 7/1/54 , Continuously Callable @100 ............................... 2,875 2,909
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT (INS - Assured
Guaranty Municipal Corp.) , Series B , 4 .50% , 7/1/54 , Continuously Callable @100 .... 1,000 894
California Community Choice Financing Authority Revenue , Series A , 5 .00% , 1/1/56 , (Put
Date 5/1/35) (c) .................................................... 1,000 1,022
California Community Housing Agency Revenue , Series A , 5 .00% , 8/1/50 , Continuously
Callable @100 (d) ................................................... 1,900 1,751
California County Tobacco Securitization Agency Revenue
4 .00% , 6/1/49 , Continuously Callable @100 ............................... 500 418
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 500 424
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 1,000 877
California Educational Facilities Authority Revenue
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 2,000 2,043
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 2,000 2,022
Series A , 5 .00% , 10/1/37 , Continuously Callable @100 ........................ 1,000 1,001
Series A , 4 .25% , 11/1/50 , Continuously Callable @100 ........................ 1,000 918
Series A , 5 .00% , 10/1/52 , Continuously Callable @100 ........................ 5,500 5,263
Series A , 5 .50% , 10/1/53 , Continuously Callable @100 ........................ 500 506
California Enterprise Development Authority Revenue
5 .00% , 6/1/44 , Continuously Callable @100 (d) ............................. 750 731
4 .00% , 11/1/49 , Continuously Callable @100 ............................... 1,900 1,702
4 .00% , 11/1/50 , Continuously Callable @100 ............................... 680 604
4 .00% , 6/1/54 , Continuously Callable @100 ............................... 2,000 1,733
5 .00% , 6/1/54 , Continuously Callable @100 (d) ............................. 1,985 1,839
California Health Facilities Financing Authority Revenue
Series A , 4 .00% , 3/1/39 , Continuously Callable @100 ......................... 7,375 6,643
Series A , 5 .00% , 11/15/39 , Continuously Callable @100 ....................... 2,100 2,103
Series A , 5 .25% , 12/1/44 , Continuously Callable @100 ........................ 1,300 1,310
Series A , 4 .00% , 4/1/45 , Continuously Callable @100 ......................... 1,800 1,582
Series A , 5 .00% , 8/15/47 , Continuously Callable @100 ........................ 2,900 2,789
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 10,000 8,643
Series A , 4 .00% , 4/1/49 , Pre-refunded  4/1/30 @ 100 ......................... 55 58
Series A , 4 .00% , 4/1/49 , Continuously Callable @100 ......................... 1,645 1,402
Series B , 4 .00% , 11/15/41 , Continuously Callable @100 ....................... 14,000 12,867
Series B , 5 .25% , 11/15/53 , Continuously Callable @100 ....................... 1,000 994
California Infrastructure & Economic Development Bank Revenue
4 .00% , 7/1/50 , Continuously Callable @100 ............................... 4,000 3,624
Series A , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 2,000 2,016
Series B , 5 .00% , 11/1/57 , Continuously Callable @100 ........................ 1,300 1,271
California Municipal Finance Authority Certificate of Participation (INS - Assured Guaranty
Corp.)
Series A , 5 .25% , 11/1/36 , Continuously Callable @100 ........................ 1,000 1,029
Series A , 5 .25% , 11/1/52 , Continuously Callable @100 ........................ 500 505
California Municipal Finance Authority Revenue
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 6,500 5,640
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 965 780
Series A , 5 .00% , 2/1/37 , Continuously Callable @100 ......................... 750 750
Series A , 5 .50% , 5/1/44 , Continuously Callable @100 (d) ...................... 290 290
Series A , 4 .00% , 10/1/44 , Continuously Callable @100 ........................ 2,000 1,761
Series A , 5 .00% , 2/1/47 , Continuously Callable @100 ......................... 2,000 1,921
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 965
Series A , 5 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,000 925

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 4 .00% , 11/15/52 , Continuously Callable @103 ....................... $ 750 $ 562
Series A , 5 .00% , 4/1/54 , Continuously Callable @103 ......................... 1,540 1,496
Series A , 5 .75% , 5/1/54 , Continuously Callable @100 (d) ...................... 710 701
Series A , 4 .00% , 11/15/56 , Continuously Callable @103 ....................... 1,100 805
Series A , 5 .88% , 5/1/59 , Continuously Callable @100 (d) ...................... 305 309
California Municipal Finance Authority Revenue (LIQ - Deutsche Bank A.G.) , Series 2024-
DBE-8152 , 2 .25% , 7/1/54 , Continuously Callable @100 (d) (e) ................... 900 900
California Municipal Finance Authority Revenue (NBGA - California Health Insurance
Construction Loan Insurance Program)
4 .13% , 5/15/39 , Continuously Callable @100 ............................... 1,900 1,906
4 .13% , 5/15/46 , Continuously Callable @100 ............................... 2,100 1,989
Series B , 5 .00% , 5/15/47 , Continuously Callable @102 ........................ 2,500 2,504
California Pollution Control Financing Authority Revenue , 5 .00% , 11/21/45 , Continuously
Callable @100 (d) ................................................... 7,470 7,299
California Public Finance Authority Revenue
5 .00% , 10/15/37 , Continuously Callable @100 .............................. 1,000 1,002
5 .00% , 10/15/47 , Continuously Callable @100 .............................. 3,000 2,830
Series A , 5 .00% , 11/1/54 , Continuously Callable @100 ........................ 1,000 987
California School Finance Authority Revenue
5 .00% , 8/1/41 , Continuously Callable @100 (d) ............................. 1,600 1,504
5 .00% , 8/1/41 , Pre-refunded  8/1/25 @ 100 (d) .............................. 150 151
5 .00% , 8/1/46 , Continuously Callable @100 (d) ............................. 2,050 1,864
5 .00% , 8/1/46 , Pre-refunded  8/1/25 @ 100 (d) .............................. 200 201
5 .00% , 7/1/49 , Continuously Callable @103 (d) ............................. 1,000 982
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 (d) ...................... 1,370 1,315
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 (d) ...................... 650 613
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 (d) ...................... 900 785
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 (d) ...................... 3,150 2,980
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 (d) ...................... 1,050 1,007
Series A , 5 .00% , 7/1/55 , Continuously Callable @100 (d) ...................... 2,000 1,865
Series IS , 5 .00% , 8/1/42 , Continuously Callable @100 (d) ...................... 1,000 981
Series IS , 5 .00% , 8/1/52 , Continuously Callable @100 (d) ...................... 1,000 934
California Statewide Communities Development Authority Revenue
5 .00% , 5/15/40 , Continuously Callable @100 ............................... 2,750 2,734
5 .00% , 10/1/46 , Continuously Callable @100 ............................... 2,750 2,707
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 1,995 2,007
5 .00% , 7/1/48 , Continuously Callable @100 ............................... 4,000 4,023
Series A , 4 .00% , 4/1/45 , Continuously Callable @100 ......................... 1,500 1,326
Series A , 5 .00% , 5/15/47 , Continuously Callable @100 ........................ 2,000 1,931
Series A , 4 .00% , 8/15/51 , Continuously Callable @100 ........................ 3,000 2,568
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 1,000 979
Series A , 5 .00% , 12/1/57 , Continuously Callable @100 ........................ 2,500 2,424
California Statewide Communities Development Authority Revenue (INS - Assured Guaranty
Corp.) , Series A , 5 .25% , 8/15/52 , Continuously Callable @100 .................. 1,000 1,009
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program) , 4 .00% , 11/1/46 , Continuously
Callable @100 ..................................................... 4,000 3,640
California Statewide Communities Development Authority Special Tax , Series A , 5 .00% ,
9/2/55 , Continuously Callable @100 ..................................... 1,255 1,220
Centinela Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 8/1/50 , Continuously Callable @100 ......................... 9,500 8,394
Chino Valley Unified School District, GO , Series B , 4 .00% , 8/1/45 , Continuously Callable
@100 ........................................................... 1,000 921
City & County of San Francisco Community Facilities District No. 2014-1 Special Tax , Series
A , 5 .00% , 9/1/52 , Continuously Callable @100 ............................. 750 764
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax , 4 .00% ,
9/1/52 , Callable 9/1/28 @ 103 (d) ........................................ 1,750 1,393
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Tax
Allocation
Series A , 5 .00% , 9/1/52 , Continuously Callable @100 (d) ...................... 1,250 1,128
Series B , 5 .00% , 9/1/52 , Continuously Callable @100 (d) ...................... 640 578
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 5/1/43 , Continuously Callable @100 ............................... 1,300 1,314

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
City of Fillmore Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
5/1/47 , Continuously Callable @100 ..................................... $ 2,000 $ 2,010
City of Los Angeles Department of Airports Revenue AMT
Series A , 5 .00% , 5/15/55 , Continuously Callable @100 ........................ 1,500 1,483
Series C , 4 .00% , 5/15/50 , Continuously Callable @100 ........................ 1,840 1,526
City of Sacramento Special Tax , 5 .38% , 9/1/52 , Continuously Callable @103 (d) .......... 2,000 1,998
City of San Mateo Special Tax (INS - Build America Mutual Assurance Co.) , Series 2008-1 ,
5 .25% , 9/1/44 , Continuously Callable @100 ............................... 4,000 4,177
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.) , 4 .00% , 11/15/44 ,
Continuously Callable @100 ........................................... 5,000 4,696
City of Upland Certificate of Participation
4 .00% , 1/1/42 , Continuously Callable @100 ............................... 3,000 2,534
5 .00% , 1/1/47 , Continuously Callable @100 ............................... 2,000 1,961
Foothill-Eastern Transportation Corridor Agency Revenue , Series B-2 , 3 .50% , 1/15/53 ,
Continuously Callable @100 ........................................... 1,500 1,179
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.)
1/15/34 (f) ........................................................ 15,000 10,882
1/15/35 (f) ........................................................ 7,500 5,200
Golden State Tobacco Securitization Corp. Revenue , Series B , 5 .00% , 6/1/51 , Continuously
Callable @100 ..................................................... 1,000 982
Hayward Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series A ,
5 .00% , 8/1/44 , Continuously Callable @100 ............................... 3,000 3,045
Indio Redevelopment Agency Successor Agency Tax Allocation , Series A , 5 .25% , 8/15/31 ,
Continuously Callable @100 ........................................... 2,940 2,943
Inglewood Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series A ,
4 .00% , 8/1/46 , Continuously Callable @100 ............................... 3,550 3,329
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series C , 4 .00% , 8/1/37 , Continuously Callable @100 ......................... 450 448
Series C , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 450 435
Irvine Unified School District Special Tax
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,015 973
Series A , 5 .00% , 9/1/45 , Continuously Callable @100 ......................... 2,990 3,014
Series B , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 1,015
Series B , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 995 1,001
Series C , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 999
Series C , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 520 507
Series D , 5 .00% , 9/1/49 , Continuously Callable @100 ........................ 995 999
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.)
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 1,790 1,555
Series A , 5 .00% , 9/1/56 , Continuously Callable @100 ......................... 5,970 5,744
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS
- Build America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/52 , Continuously Callable
@100 ........................................................... 1,500 1,345
Los Angeles County Public Works Financing Authority Revenue , Series D , 5 .00% , 12/1/45 ,
Continuously Callable @100 ........................................... 6,000 6,010
Los Angeles Housing Authority Revenue , Series A , 4 .40% , 12/1/54 , Continuously Callable
@100 ........................................................... 2,000 1,773
Manteca Unified School District Special Tax , Series A , 5 .00% , 9/1/54 , Continuously Callable
@100 ........................................................... 2,000 1,934
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build
America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/41 , Continuously Callable @100 5,790 5,335
Middle Fork Project Finance Authority Revenue , 5 .00% , 4/1/33 , Continuously Callable @100 2,205 2,261
Monrovia Financing Authority Revenue , 5 .00% , 12/1/45 , Continuously Callable @100 ..... 3,435 3,438
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
12/1/45 , Continuously Callable @100 .................................... 2,345 2,357
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series
B , 5 .00% , 8/1/47 , Continuously Callable @100 ............................. 6,500 6,544
Mountain View School District/Los Angeles County, GO (INS - Build America Mutual
Assurance Co.) , Series B , 5 .00% , 8/1/48 , Continuously Callable @100 ............. 3,315 3,317
Norwalk Redevelopment Agency Tax Allocation (INS - National Public Finance Guarantee
Corp.)
Series A , 5 .00% , 10/1/30 , Continuously Callable @100 ........................ 5,000 5,004

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ $ 3,500 $ 3,502
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series C , 8/1/30 (f) .................................................. 7,500 6,377
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 8/1/31 (f) ....... 12,230 9,353
Palomar Health, GO (INS - National Public Finance Guarantee Corp.) , Series A , 8/1/26 (f) ... 5,500 5,182
Perris Union High School District, GO (INS - Assured Guaranty Corp.) , Series A , 4 .00% ,
9/1/48 , Continuously Callable @100 ..................................... 5,000 4,467
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.) , 4 .00% ,
9/1/50 , Continuously Callable @100 ..................................... 4,750 4,177
Regents of the University of California Medical Center Pooled Revenue (NBGA - University
of California Medical Center) , Series O-1 , 1 .00% , 5/15/45 , Callable 7/1/25 @ 100 (e) .. 3,480 3,480
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... 2,800 2,524
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Corp.) , Series
A-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............................ 1,500 1,528
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Municipal
Corp.) , Series 2016-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............... 2,000 2,055
Riverside County Transportation Commission Revenue , Series B1 , 4 .00% , 6/1/46 ,
Continuously Callable @100 ........................................... 3,000 2,641
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 9/1/41 , Continuously Callable @100 ......................... 2,000 2,007
Sacramento Area Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.) , 5 .00% , 10/1/44 , Continuously Callable @100 ................... 2,000 2,002
San Diego County Regional Airport Authority Revenue , Series A , 5 .00% , 7/1/47 , Continuously
Callable @100 ..................................................... 1,500 1,505
San Diego County Regional Airport Authority Revenue AMT
Series B , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 3,000 2,558
Series B , 5 .00% , 7/1/51 , Continuously Callable @100 ......................... 1,685 1,676
Series B , 5 .00% , 7/1/56 , Continuously Callable @100 ......................... 5,250 5,151
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT
Series A , 5 .25% , 5/1/49 , Continuously Callable @100 ......................... 1,400 1,427
Series A , 5 .25% , 5/1/55 , Continuously Callable @100 ......................... 12,000 12,145
San Leandro Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series
B , 5 .00% , 8/1/43 , Continuously Callable @100 ............................. 1,550 1,572
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS - Build America
Mutual Assurance Co.) , Series A , 5 .00% , 2/1/38 , Continuously Callable @100 ....... 5,000 5,005
Santa Clarita Community College District, GO , 4 .00% , 8/1/46 , Continuously Callable @100 . 5,250 4,937
Stockton Public Financing Authority Revenue
4 .00% , 3/1/40 , Continuously Callable @100 ............................... 920 796
5 .00% , 3/1/47 , Continuously Callable @100 ............................... 4,385 4,119
Sweetwater Union High School District, GO , Series 2018-A1 , 5 .00% , 8/1/52 , Continuously
Callable @100 ..................................................... 1,000 1,011
Tahoe-Truckee Unified School District Certificate of Participation (INS - Build America
Mutual Assurance Co.) , 4 .00% , 6/1/43 , Continuously Callable @100 .............. 1,000 935
Temecula Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 8/1/45 , Continuously Callable @100 ......................... 7,500 6,785
Tobacco Securitization Authority of Southern California Revenue
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 720 708
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 2,175 2,132
Transbay Joint Powers Authority Tax Allocation , Series A , 5 .00% , 10/1/49 , Continuously
Callable @100 ..................................................... 800 783
University of California Revenue , Series AL-2 , 0 .75% , 5/15/48 , Callable 7/1/25 @ 100 (e) ... 3,100 3,100
Vacaville Unified School District, GO , Series D , 4 .00% , 8/1/45 , Continuously Callable @100 1,850 1,695
Val Verde Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series C ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... 4,475 4,155
Washington Township Health Care District Revenue
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 1,000 1,000
Series A , 5 .75% , 7/1/53 , Continuously Callable @100 ......................... 1,500 1,555
Washington Township Health Care District, GO
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 3,280 2,721
Series B , 4 .50% , 8/1/53 , Continuously Callable @100 ......................... 750 704

Victory Portfolios III
Victory California Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
West Contra Costa Unified School District, GO , Series B , 5 .00% , 8/1/54 , Continuously
Callable @100 ..................................................... $ 1,000 $ 1,021
411,486
Guam (1.3%):
Antonio B Won Pat International Airport Authority Revenue AMT , Series A , 5 .25% , 10/1/41 ,
Continuously Callable @100 ........................................... 100 103
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 2,800 2,806
Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ........................ 2,635 2,674
5,583
Virgin Islands (0.7%):
Virgin Islands Public Finance Authority Revenue , 5 .00% , 9/1/33 , Continuously Callable
@100 (d) ......................................................... 3,000 3,003
Total Municipal Bonds (Cost $444,367)
a
a
a
420,072
Total Investments (Cost $444,367) — 99.0% 420,072
Other assets in excess of liabilities —  1.0% 4,050
NET ASSETS - 100.00% $ 424,122
(a) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(b) Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2025.
(c) Put Bond.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2025, the fair value of these securities was $37,102
(thousands) and amounted to 8.7% of net assets.
(e) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
MUNIPSA
—
SIFMA Municipal Swap Index Yield
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (33.3%)
Communication Services (3.6%):
Alphabet, Inc. , Class A ................................................... 4,088 $ 702
Alphabet, Inc. , Class C ................................................... 32,646 5,643
Cable One, Inc. ........................................................ 426 62
Cargurus, Inc. (a) ....................................................... 2,901 91
Comcast Corp. , Class A .................................................. 14,533 502
IDT Corp. , Class B ...................................................... 836 51
Meta Platforms, Inc. , Class A .............................................. 8,077 5,230
TEGNA, Inc. .......................................................... 5,236 88
Verizon Communications, Inc. .............................................. 41,692 1,833
Yelp, Inc. (a) ........................................................... 2,639 101
Ziff Davis, Inc. (a) ....................................................... 2,038 66
14,369
Consumer Discretionary (2.7%):
American Eagle Outfitters, Inc. ............................................. 5,606 61
AutoNation, Inc. (a) ..................................................... 66 12
AutoZone, Inc. (a) ....................................................... 37 138
Best Buy Co., Inc. ...................................................... 6,872 456
Booking Holdings, Inc. ................................................... 177 977
D.R. Horton, Inc. ....................................................... 3,818 451
Deckers Outdoor Corp. (a) ................................................. 3,615 381
Expedia Group, Inc. ..................................................... 3,752 626
Frontdoor, Inc. (a) ....................................................... 1,459 80
General Motors Co. ..................................................... 31,020 1,539
G-III Apparel Group Ltd. (a) ............................................... 2,121 62
Hamilton Beach Brands Holding Co. , Class A ................................... 1,707 31
Installed Building Products, Inc. ............................................ 495 79
KB Home ............................................................ 1,252 65
Kontoor Brands, Inc. .................................................... 975 67
Lennar Corp. , Class A .................................................... 5,177 549
Lowe's Cos., Inc. ....................................................... 3,515 793
Monarch Casino & Resort, Inc. ............................................. 755 63
Murphy USA, Inc. ...................................................... 733 313
NVR, Inc. (a) .......................................................... 112 797
Phinia, Inc. ........................................................... 2,021 88
PulteGroup, Inc. ........................................................ 5,970 585
Ralph Lauren Corp. ..................................................... 2,185 605
Signet Jewelers Ltd. ..................................................... 1,470 98
Taylor Morrison Home Corp. (a) ............................................ 1,942 109
The Buckle, Inc. ........................................................ 2,101 90
The Home Depot, Inc. ................................................... 1,798 662
Toll Brothers, Inc. ...................................................... 5,450 568
Tri Pointe Homes, Inc. (a) ................................................. 2,543 75
Winnebago Industries, Inc. ................................................ 1,419 48
10,468
Consumer Staples (2.7%):
Altria Group, Inc. ....................................................... 29,332 1,778
Cal-Maine Foods, Inc. ................................................... 1,229 118
Coca-Cola Consolidated, Inc. .............................................. 2,760 316
Colgate-Palmolive Co. ................................................... 7,162 666
Costco Wholesale Corp. .................................................. 1,283 1,335
Dole PLC ............................................................ 3,098 44
Edgewell Personal Care Co. ............................................... 1,664 46
Ingredion, Inc. ......................................................... 1,658 231
Interparfums, Inc. ....................................................... 483 66
Kimberly-Clark Corp. .................................................... 8,356 1,201
Philip Morris International, Inc. ............................................. 7,060 1,275
Sprouts Farmers Market, Inc. (a) ............................................ 825 143
Sysco Corp. ........................................................... 6,574 480
Target Corp. .......................................................... 1,155 109
The Andersons, Inc. ..................................................... 1,365 48

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Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
The Kroger Co. ........................................................ 1,600 $ 109
The Procter & Gamble Co. ................................................ 4,058 689
The Vita Coco Co., Inc. (a) ................................................ 1,656 59
U.S. Foods Holding Corp. (a) ............................................... 6,162 487
Walmart, Inc. .......................................................... 14,832 1,464
10,664
Energy (0.7%):
Cactus, Inc. , Class A ..................................................... 1,400 58
Core Natural Resources, Inc. ............................................... 737 51
Coterra Energy, Inc. ..................................................... 13,209 321
Devon Energy Corp. ..................................................... 5,220 158
EOG Resources, Inc. .................................................... 11,382 1,236
Magnolia Oil & Gas Corp. , Class A .......................................... 2,841 61
Matador Resources Co. ................................................... 839 36
Murphy Oil Corp. ...................................................... 5,167 108
Ovintiv, Inc. .......................................................... 7,987 286
Ranger Energy Services, Inc. ............................................... 4,100 44
Scorpio Tankers, Inc. .................................................... 1,099 44
SM Energy Co. ........................................................ 3,884 91
Teekay Corp. Ltd. ...................................................... 7,457 63
Teekay Tankers Ltd. , Class A ............................................... 1,454 64
Valero Energy Corp. ..................................................... 2,220 286
2,907
Financials (4.5%):
Acadian Asset Management, Inc. ............................................ 2,168 65
Amalgamated Financial Corp. .............................................. 2,996 91
American Express Co. ................................................... 2,653 780
Ameriprise Financial, Inc. ................................................. 2,690 1,370
Apollo Commercial Real Estate Finance, Inc. ................................... 2,433 24
Artisan Partners Asset Management, Inc. , Class A ................................ 2,595 105
Atlanticus Holdings Corp. (a) ............................................... 1,419 70
Axis Capital Holdings Ltd. ................................................ 2,486 258
BancFirst Corp. ........................................................ 674 83
Bread Financial Holdings, Inc. ............................................. 1,821 93
Capital One Financial Corp. ............................................... 955 181
Cathay General Bancorp .................................................. 1,899 81
Cincinnati Financial Corp. ................................................ 1,892 285
Cohen & Steers, Inc. .................................................... 1,159 89
Corebridge Financial, Inc. ................................................. 17,393 567
Dime Community Bancshares, Inc. .......................................... 3,176 82
Donnelley Financial Solutions, Inc. (a) ........................................ 1,177 64
East West Bancorp, Inc. .................................................. 6,311 576
Enova International, Inc. (a) ................................................ 1,109 103
Essent Group Ltd. ...................................................... 1,714 99
Everest Group Ltd. ...................................................... 1,687 586
Fidelity National Financial, Inc. ............................................ 10,719 587
Fifth Third Bancorp ..................................................... 1,687 64
First Bancorp .......................................................... 6,076 121
First Financial Bancorp ................................................... 2,148 52
Franklin BSP Realty Trust, Inc. ............................................. 2,790 31
Hamilton Insurance Group Ltd. , Class B (a) .................................... 3,587 78
Hancock Whitney Corp. .................................................. 1,143 63
International Bancshares Corp. ............................................. 1,799 113
Jackson Financial, Inc. , Class A ............................................. 1,508 124
JPMorgan Chase & Co. .................................................. 10,943 2,889
Ladder Capital Corp. .................................................... 3,106 33
Live Oak Bancshares, Inc. ................................................ 1,654 45
MFA Financial, Inc. ..................................................... 2,300 21
Northeast Community Bancorp, Inc. ......................................... 1,318 30
OFG Bancorp ......................................................... 2,712 112
Old Second Bancorp, Inc. ................................................. 5,139 85
PayPal Holdings, Inc. (a) .................................................. 10,508 739

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
PJT Partners, Inc. , Class A ................................................ 710 $ 107
Prudential Financial, Inc. ................................................. 3,849 400
QCR Holdings, Inc. ..................................................... 1,002 67
Regions Financial Corp. .................................................. 4,932 106
SEI Investments Co. ..................................................... 1,926 164
Skyward Specialty Insurance Group, Inc. (a) .................................... 1,949 123
Synchrony Financial ..................................................... 18,061 1,041
T. Rowe Price Group, Inc. ................................................. 557 52
The Allstate Corp. ...................................................... 3,267 686
The Bank of New York Mellon Corp. ......................................... 4,977 441
The Bank of NT Butterfield & Son Ltd. ....................................... 1,985 84
The Goldman Sachs Group, Inc. ............................................ 1,033 620
The Hartford Insurance Group, Inc. .......................................... 5,270 684
The PNC Financial Services Group, Inc. ...................................... 1,319 229
The Progressive Corp. ................................................... 2,511 715
Universal Insurance Holdings, Inc. .......................................... 2,549 69
Veritex Holdings, Inc. .................................................... 2,607 63
Visa, Inc. , Class A ...................................................... 1,127 412
W.R. Berkley Corp. ..................................................... 11,505 859
World Acceptance Corp. (a) ................................................ 552 85
17,846
Health Care (4.3%):
89bio, Inc. (a) .......................................................... 977 10
AbbVie, Inc. .......................................................... 8,488 1,580
ACADIA Pharmaceuticals, Inc. (a) ........................................... 709 15
AdaptHealth Corp. (a) .................................................... 8,037 72
ADMA Biologics, Inc. (a) ................................................. 1,329 26
Agios Pharmaceuticals, Inc. (a) ............................................. 447 14
Akero Therapeutics, Inc. (a) ................................................ 458 23
Alkermes PLC (a) ....................................................... 1,032 32
Amicus Therapeutics, Inc. (a) ............................................... 2,526 15
Apogee Therapeutics, Inc. (a) ............................................... 352 13
Arcellx, Inc. (a) ........................................................ 338 21
Arcutis Biotherapeutics, Inc. (a) ............................................. 716 9
Ardelyx, Inc. (a) ........................................................ 1,567 6
Arrowhead Pharmaceuticals, Inc. (a) .......................................... 981 16
Avanos Medical, Inc. (a) .................................................. 2,689 34
Avidity Biosciences, Inc. (a) ............................................... 763 24
Beam Therapeutics, Inc. (a) ................................................ 715 11
BioCryst Pharmaceuticals, Inc. (a) ........................................... 1,272 14
Biohaven Ltd. (a) ....................................................... 730 11
Blueprint Medicines Corp. (a) .............................................. 377 38
Bridgebio Pharma, Inc. (a) ................................................. 876 30
Cardinal Health, Inc. .................................................... 10,486 1,620
Catalyst Pharmaceuticals, Inc. (a) ............................................ 850 21
Celldex Therapeutics, Inc. (a) ............................................... 741 15
Cencora, Inc. .......................................................... 386 112
Centene Corp. (a) ....................................................... 10,122 571
CG oncology, Inc. (a) .................................................... 400 10
Corcept Therapeutics, Inc. (a) .............................................. 717 56
CorVel Corp. (a) ........................................................ 883 98
Crinetics Pharmaceuticals, Inc. (a) ........................................... 794 24
Cytokinetics, Inc. (a) ..................................................... 761 24
DaVita, Inc. (a) ......................................................... 116 16
Denali Therapeutics, Inc. (a) ............................................... 1,164 15
Dyne Therapeutics, Inc. (a) ................................................ 779 9
Exelixis, Inc. (a) ........................................................ 9,405 405
Gilead Sciences, Inc. .................................................... 11,125 1,225
Halozyme Therapeutics, Inc. (a) ............................................. 693 39
HCA Healthcare, Inc. .................................................... 434 166
Ideaya Biosciences, Inc. (a) ................................................ 1,108 22
Immunovant, Inc. (a) (b) ................................................... 866 13
Incyte Corp. (a) ......................................................... 5,919 385

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
Innoviva, Inc. (a) ....................................................... 3,062 $ 60
Insmed, Inc. (a) ......................................................... 996 69
Integra LifeSciences Holdings Corp. (a) ....................................... 5,360 68
Intellia Therapeutics, Inc. (a) ............................................... 1,144 8
iRadimed Corp. ........................................................ 866 50
Johnson & Johnson ..................................................... 7,248 1,125
Krystal Biotech, Inc. (a) ................................................... 173 22
Kymera Therapeutics, Inc. (a) .............................................. 514 15
Lantheus Holdings, Inc. (a) ................................................ 1,048 79
Madrigal Pharmaceuticals, Inc. (a) ........................................... 104 29
McKesson Corp. ....................................................... 2,298 1,653
Merck & Co., Inc. ...................................................... 21,436 1,647
Mirum Pharmaceuticals, Inc. (a) ............................................. 298 13
Molina Healthcare, Inc. (a) ................................................ 1,141 348
Niagen Bioscience, Inc. (a) ................................................ 6,420 70
Novavax, Inc. (a) (b) ..................................................... 955 7
Nuvalent, Inc. , Class A (a) ................................................. 298 22
Option Care Health, Inc. (a) ................................................ 1,615 53
Pediatrix Medical Group, Inc. (a) ............................................ 4,925 70
Pfizer, Inc. ............................................................ 42,579 1,000
Progyny, Inc. (a) ........................................................ 3,267 70
Protagonist Therapeutics, Inc. (a) ............................................ 362 17
PTC Therapeutics, Inc. (a) ................................................. 439 21
Regeneron Pharmaceuticals, Inc. ............................................ 546 268
Revolution Medicines, Inc. (a) .............................................. 1,095 43
Rhythm Pharmaceuticals, Inc. (a) ............................................ 341 21
Royalty Pharma PLC , Class A .............................................. 16,088 529
Scholar Rock Holding Corp. (a) ............................................. 527 15
Select Medical Holdings Corp. ............................................. 5,681 87
SIGA Technologies, Inc. .................................................. 10,174 61
Soleno Therapeutics, Inc. (a) ............................................... 156 11
SpringWorks Therapeutics, Inc. (a) ........................................... 380 18
Tenet Healthcare Corp. (a) ................................................. 4,499 759
TG Therapeutics, Inc. (a) .................................................. 760 27
The Cigna Group ....................................................... 1,012 320
Travere Therapeutics, Inc. (a) ............................................... 558 8
Twist Bioscience Corp. (a) ................................................. 510 15
United Therapeutics Corp. (a) .............................................. 1,998 637
UnitedHealth Group, Inc. ................................................. 2,066 624
Universal Health Services, Inc. , Class B ....................................... 1,360 259
Vaxcyte, Inc. (a) ........................................................ 768 25
Vera Therapeutics, Inc. (a) ................................................. 414 8
Veracyte, Inc. (a) ........................................................ 572 15
Vericel Corp. (a) ........................................................ 367 15
17,141
Industrials (3.5%):
ACCO Brands Corp. .................................................... 20,858 75
Acuity, Inc. ........................................................... 1,917 498
Allison Transmission Holdings, Inc. ......................................... 5,472 566
American Woodmark Corp. (a) .............................................. 848 48
Apogee Enterprises, Inc. .................................................. 1,467 57
Applied Industrial Technologies, Inc. ......................................... 606 137
Argan, Inc. ........................................................... 571 120
ASGN, Inc. (a) ......................................................... 931 49
Boise Cascade Co. ...................................................... 1,036 90
Builders FirstSource, Inc. (a) ............................................... 283 30
Carlisle Cos., Inc. ....................................................... 1,785 679
Caterpillar, Inc. ........................................................ 1,211 421
Cintas Corp. .......................................................... 1,830 414
Columbus McKinnon Corp. ............................................... 2,714 40
Comfort Systems USA, Inc. ............................................... 1,581 756
Core & Main, Inc. , Class A (a) .............................................. 2,997 164
Cummins, Inc. ......................................................... 3,770 1,212

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
Delta Air Lines, Inc. ..................................................... 17,353 $ 840
Deluxe Corp. .......................................................... 4,043 58
DNOW, Inc. (a) ........................................................ 3,593 52
EMCOR Group, Inc. .................................................... 2,004 946
Exponent, Inc. ......................................................... 972 74
Genco Shipping & Trading Ltd. ............................................. 4,547 60
GMS, Inc. (a) .......................................................... 859 65
Griffon Corp. .......................................................... 1,111 76
Huron Consulting Group, Inc. (a) ............................................ 502 72
Kforce, Inc. ........................................................... 1,279 52
Korn Ferry ........................................................... 941 64
Legalzoom.com, Inc. (a) .................................................. 7,234 66
Leidos Holdings, Inc. .................................................... 4,761 707
Liquidity Services, Inc. (a) ................................................. 2,874 67
Lockheed Martin Corp. ................................................... 1,680 810
Masco Corp. .......................................................... 5,650 353
Masterbrand, Inc. (a) ..................................................... 6,444 66
Matson, Inc. .......................................................... 824 93
MRC Global, Inc. (a) ..................................................... 7,579 94
Mueller Industries, Inc. ................................................... 835 65
Owens Corning ........................................................ 3,595 482
PACCAR, Inc. ......................................................... 1,311 123
Resideo Technologies, Inc. (a) .............................................. 4,239 88
Steelcase, Inc. , Class A ................................................... 7,110 73
Sterling Infrastructure, Inc. (a) .............................................. 707 133
Sun Country Airlines Holdings, Inc. (a) ........................................ 7,652 89
Terex Corp. ........................................................... 1,665 75
Trane Technologies PLC .................................................. 858 369
TriNet Group, Inc. ...................................................... 674 56
United Airlines Holdings, Inc. (a) ............................................ 10,566 839
United Rentals, Inc. ..................................................... 151 107
Vertiv Holdings Co. , Class A ............................................... 4,926 532
W.W. Grainger, Inc. ..................................................... 613 667
Wabash National Corp. ................................................... 3,324 29
13,698
Information Technology (8.9%):
A10 Networks, Inc. ..................................................... 5,271 91
Adeia, Inc. ............................................................ 5,511 71
Amphenol Corp. , Class A ................................................. 5,448 490
Apple, Inc. ........................................................... 42,276 8,491
Arista Networks, Inc. (a) .................................................. 5,534 479
Belden, Inc. ........................................................... 526 56
Benchmark Electronics, Inc. ............................................... 2,635 96
Box, Inc. , Class A (a) .................................................... 3,191 121
Cisco Systems, Inc. ..................................................... 23,977 1,511
Clear Secure, Inc. , Class A ................................................ 2,932 73
Commvault Systems, Inc. (a) ............................................... 725 133
Consensus Cloud Solutions, Inc. (a) .......................................... 2,401 53
Diodes, Inc. (a) ......................................................... 1,112 49
Docusign, Inc. (a) ....................................................... 7,219 640
Dropbox, Inc. , Class A (a) ................................................. 18,875 545
Extreme Networks, Inc. (a) ................................................ 6,332 99
F5, Inc. (a) ............................................................ 2,385 681
Fair Isaac Corp. (a) ...................................................... 244 421
Fortinet, Inc. (a) ........................................................ 3,991 406
Gen Digital, Inc. ....................................................... 22,065 628
GoDaddy, Inc. , Class A (a) ................................................. 6,469 1,178
Hewlett Packard Enterprise Co. ............................................. 43,066 744
Insight Enterprises, Inc. (a) ................................................ 735 96
International Business Machines Corp. ........................................ 1,353 350
Jabil, Inc. ............................................................ 273 46
KLA Corp. ........................................................... 750 568
Knowles Corp. (a) ....................................................... 3,769 62

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
Kulicke & Soffa Industries, Inc. ............................................. 1,883 $ 60
Microsoft Corp. ........................................................ 8,041 3,702
Motorola Solutions, Inc. .................................................. 3,152 1,309
NetApp, Inc. .......................................................... 5,584 554
NetScout Systems, Inc. (a) ................................................. 3,104 71
NVIDIA Corp. ......................................................... 66,092 8,931
Photronics, Inc. (a) ...................................................... 2,695 45
QUALCOMM, Inc. ..................................................... 6,117 888
Qualys, Inc. (a) ......................................................... 685 95
Sanmina Corp. (a) ....................................................... 1,335 113
ScanSource, Inc. (a) ..................................................... 1,835 74
TD SYNNEX Corp. ..................................................... 2,388 290
Verint Systems, Inc. (a) ................................................... 2,439 43
Vishay Intertechnology, Inc. ............................................... 2,848 40
Zoom Communications, Inc. (a) ............................................. 7,173 583
34,976
Materials (0.8%):
AdvanSix, Inc. ......................................................... 2,342 55
Cabot Corp. ........................................................... 897 67
CF Industries Holdings, Inc. ............................................... 8,340 757
Commercial Metals Co. .................................................. 958 45
CRH PLC ............................................................ 6,914 630
Hawkins, Inc. ......................................................... 722 96
Louisiana-Pacific Corp. .................................................. 2,225 200
LyondellBasell Industries NV , Class A ........................................ 7,812 441
O-I Glass, Inc. (a) ....................................................... 4,693 62
Olympic Steel, Inc. ...................................................... 1,840 55
Packaging Corp. of America ............................................... 1,945 376
Reliance, Inc. .......................................................... 839 246
Steel Dynamics, Inc. ..................................................... 386 47
SunCoke Energy, Inc. .................................................... 5,529 45
Sylvamo Corp. ......................................................... 1,213 64
3,186
Real Estate (0.8%):
Acadia Realty Trust ..................................................... 1,247 24
American Healthcare REIT, Inc. ............................................ 828 29
American Tower Corp. ................................................... 2,318 497
Apple Hospitality REIT, Inc. ............................................... 2,331 27
Broadstone Net Lease, Inc. ................................................ 2,489 40
CareTrust REIT, Inc. .................................................... 1,145 33
Compass, Inc. , Class A (a) ................................................. 2,133 13
COPT Defense Properties ................................................. 1,135 31
Crown Castle, Inc. ...................................................... 6,146 617
CubeSmart ........................................................... 5,516 236
Cushman & Wakefield PLC (a) ............................................. 2,170 22
Douglas Emmett, Inc. .................................................... 1,461 21
Equity LifeStyle Properties, Inc. ............................................ 4,190 266
Essential Properties Realty Trust, Inc. ........................................ 1,337 43
Essex Property Trust, Inc. ................................................. 298 85
Four Corners Property Trust, Inc. ............................................ 1,284 35
Innovative Industrial Properties, Inc. ......................................... 217 12
Kite Realty Group Trust .................................................. 1,789 39
Lamar Advertising Co. , Class A ............................................. 3,102 374
LXP Industrial Trust ..................................................... 4,616 40
National Health Investors, Inc. ............................................. 398 29
National Storage Affiliates Trust ............................................ 1,756 60
Newmark Group, Inc. , Class A ............................................. 1,960 21
Phillips Edison & Co., Inc. ................................................ 1,132 40
PotlatchDeltic Corp. ..................................................... 717 28
Ryman Hospitality Properties, Inc. ........................................... 387 38
Sabra Health Care REIT, Inc. .............................................. 1,579 28
SL Green Realty Corp. ................................................... 561 32

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
Sunstone Hotel Investors, Inc. .............................................. 1,898 $ 17
Tanger, Inc. ........................................................... 777 23
Terreno Realty Corp. .................................................... 709 40
The Macerich Co. ...................................................... 1,777 29
Urban Edge Properties ................................................... 1,584 29
VICI Properties, Inc. .................................................... 2,531 80
WP Carey, Inc. ......................................................... 2,103 132
3,110
Utilities (0.8%):
Avista Corp. .......................................................... 1,636 63
Black Hills Corp. ....................................................... 2,028 119
DTE Energy Co. ....................................................... 4,680 639
Edison International ..................................................... 7,994 445
Entergy Corp. ......................................................... 1,065 89
Evergy, Inc. ........................................................... 6,239 414
MGE Energy, Inc. ...................................................... 847 76
NiSource, Inc. ......................................................... 12,282 486
Northwestern Energy Group, Inc. ........................................... 1,697 94
NRG Energy, Inc. ....................................................... 3,604 562
OGE Energy Corp. ...................................................... 4,136 184
Spire, Inc. ............................................................ 855 64
Unitil Corp. ........................................................... 1,172 64
3,299
Total Common Stocks (Cost $103,980)
a
a
a
131,664
Exchange-Traded Funds (48.4%)
Invesco DB Commodity Index Tracking Fund (b) ................................ 45,600 952
Invesco RAFI Developed Markets ex-US ETF .................................. 43,991 2,479
Invesco RAFI Emerging Markets ETF ........................................ 221,763 4,921
iShares 0-5 Year TIPS Bond ETF ............................................ 20,079 2,062
iShares 1-3 Year Treasury Bond ETF ......................................... 18,823 1,556
iShares 20+ Year Treasury Bond ETF ......................................... 12,772 1,102
iShares 7-10 Year Treasury Bond ETF ........................................ 25,252 2,388
iShares Core MSCI EAFE ETF ............................................. 90,062 7,436
iShares Core S&P 500 ETF ................................................ 32,517 19,255
iShares Core S&P Small-Cap ETF ........................................... 3,982 420
iShares Core U.S. Aggregate Bond ETF ....................................... 20,646 2,025
iShares J.P. Morgan USD Emerging Markets Bond ETF (b) ......................... 17,504 1,586
iShares MSCI Canada ETF ................................................ 125,287 5,633
iShares MSCI International Momentum Factor ETF (b) ............................ 146,564 6,550
iShares MSCI International Quality Factor ETF ................................. 165,207 7,074
iShares MSCI Japan ETF ................................................. 126,379 9,367
JPMorgan BetaBuilders Canada ETF ......................................... 71,548 5,634
Schwab Fundamental Emerging Markets Equity ETF ............................. 332,382 10,440
Schwab Fundamental International Equity ETF ................................. 684,159 26,696
Schwab Fundamental International Small Equity ETF (b) ........................... 91,800 3,693
SPDR Gold Shares (a) (b) .................................................. 16,680 5,064
SPDR S&P Emerging Markets SmallCap ETF .................................. 14,790 880
VanEck Gold Miners ETF ................................................. 13,630 690
Vanguard FTSE All-World ex-US ETF ........................................ 52,759 3,441
Vanguard FTSE Developed Markets ETF ...................................... 475,689 26,439
Vanguard FTSE Emerging Markets ETF (b) .................................... 220,611 10,369
Vanguard FTSE Europe ETF (b) ............................................. 112,242 8,616
Vanguard Mortgage-Backed Securities ETF .................................... 21,540 985
Vanguard Real Estate ETF ................................................ 9,925 886
Vanguard Total Bond Market ETF ........................................... 72,980 5,311
Vanguard Total Stock Market ETF ........................................... 19,594 5,680
Xtrackers USD High Yield Corporate Bond ETF (b) .............................. 42,134 1,536
Total Exchange-Traded Funds (Cost $153,213)
a
a
a
191,166

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (17.1%)
VictoryShares Core Intermediate Bond ETF .................................... 548,471 $ 25,498
VictoryShares Core Plus Intermediate Bond ETF ................................ 567,170 12,251
VictoryShares Emerging Markets Value Momentum ETF .......................... 46,000 2,280
VictoryShares Free Cash Flow Growth ETF .................................... 730,818 18,307
VictoryShares Short-Term Bond ETF ......................................... 103,145 5,237
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 155,000 3,860
Total Affiliated Exchange-Traded Funds (Cost $70,377)
a
a
a
67,433
Collateral for Securities Loaned (3.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (c) ........ 3,178,762 3,178
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (c) ............ 3,178,762 3,179
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (c) ............... 3,178,762 3,179
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .23% (c) . 3,178,762 3,179
Total Collateral for Securities Loaned (Cost $12,715)
a
a
a
12,715
Total Investments (Cost $340,285) — 102.0% 402,978
Liabilities in excess of other assets —  (2.0)% (7,882)
NET ASSETS - 100.00% $ 395,096
At May 31, 2025, the Fund's investments in foreign securities were 37.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on May 31, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 44 6/20/25 $ 2,518,633 $ 2,681,501 $ 162,868
Swiss Market IX Index Futures ......... 22 6/20/25 3,330,316 3,268,442 (61,874)
Tokyo Price Index Futures ............ 25 6/12/25 4,552,437 4,860,822 308,385
$ 409,379
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
FTSE 100 Index Futures .............. 63 6/20/25 $ 7,295,671 $ 7,452,576 $ (156,905)
Total unrealized appreciation $ 471,253
Total unrealized depreciation (218,779)
Total net unrealized appreciation (depreciation) $ 252,474
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Core
Intermediate Bond ETF ... $ 32,406 $ — $ (6,474) $ (1,116) $ 682 $ 25,498 548,471 $ 320 $ —
VictoryShares Core Plus
Intermediate Bond ETF ... 8,585 3,759 — — (93) 12,251 567,170 100 —

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Emerging
Markets Value Momentum
ETF ................. $ 740 $ 1,488 $ — $ — $ 52 $ 2,280 46,000 $ 5 $ —
VictoryShares Free Cash Flow
Growth ETF ........... 13,860 3,614 — — 833 18,307 730,818 2 —
VictoryShares Short-Term
Bond ETF ............ 5,226 — — — 11 5,237 103,145 61 —
VictoryShares WestEnd
Economic Cycle Bond ETF 2,021 1,859 — — (20) 3,860 155,000 21 —
$ 62,838 $ 10,720 $ (6,474) $ (1,116) $ 1,465 $ 67,433 2,150,604 $ 509 $ —

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory Cornerstone Conservative Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (35.3%)
VictoryShares Core Intermediate Bond ETF .................................... 438,782 $ 20,399
VictoryShares Emerging Markets Value Momentum ETF .......................... 55,618 2,757
VictoryShares Free Cash Flow ETF .......................................... 90,000 3,050
VictoryShares Free Cash Flow Growth ETF .................................... 90,000 2,255
VictoryShares Hedged Equity Income ETF ..................................... 70,000 1,866
VictoryShares International Value Momentum ETF ............................... 93,597 5,287
VictoryShares Short-Term Bond ETF ......................................... 589,469 29,927
VictoryShares Small Cap Free Cash Flow ETF .................................. 44,000 1,097
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 18,550 1,503
VictoryShares US Value Momentum ETF (a) .................................... 25,995 2,127
VictoryShares WestEnd U.S. Sector ETF ...................................... 102,587 4,211
Total Affiliated Exchange-Traded Funds (Cost $71,397)
a
a
a
74,479
Affiliated Mutual Funds (64.4%)
Victory 500 Index Fund, Reward Shares ....................................... 133,007 9,839
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 5,517,324 50,373
Victory Emerging Markets Fund, Institutional Shares ............................. 207 5
Victory Government Securities Fund, Institutional Shares .......................... 2,856,053 25,219
Victory High Income Fund, Institutional Shares ................................. 1,436,607 9,869
Victory Income Fund, Institutional Shares ..................................... 1,494,023 17,136
Victory Income Stock Fund, Institutional Shares ................................. 90,479 1,609
Victory International Fund, Institutional Shares .................................. 234,786 7,072
Victory Market Neutral Income Fund, Class I ................................... 1,186,505 10,465
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 58,774 3,092
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 45,471 1,339
Victory Short-Term Bond Fund, Institutional Shares .............................. 891 8
Total Affiliated Mutual Funds (Cost $138,102)
a
a
a
136,026
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (c) ........ 6,244 7
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (c) ............ 6,244 6
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (c) ............... 6,244 6
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .23% (c) . 6,244 6
Total Collateral for Securities Loaned (Cost $25)
a
a
a
25
Total Investments (Cost $209,524) — 99.7% 210,530
Other assets in excess of liabilities —  0.3% 690
NET ASSETS - 100.00% $ 211,220
At May 31, 2025, the foreign securities held by the underlying Funds were 12.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on May 31, 2025.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Cornerstone Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Victory 500 Index Fund,
Reward Shares ......... $ 8,274 $ 1,522 $ — $ — $ 43 $ 9,839 133,007 $ 21 $ —
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ............... 50,492 594 — — (713) 50,373 5,517,324 599 —
Victory Emerging Markets
Fund, Institutional Shares . 4 — — — 1 * 5 207 — —
Victory Government Securities
Fund, Institutional Shares . 25,149 241 — — (171) 25,219 2,856,053 244 —
Victory High Income Fund,
Institutional Shares ...... 9,748 175 — — (54) 9,869 1,436,607 175 —
Victory Income Fund,
Institutional Shares ...... 17,221 181 — — (266) 17,136 1,494,023 181 —
Victory Income Stock Fund,
Institutional Shares ...... 1,664 6 — — (61) 1,609 90,479 6 —
Victory International Fund,
Institutional Shares ...... 7,355 — (1,001) 105 613 7,072 234,786 — —
Victory Market Neutral Income
Fund, Class I .......... 9,970 130 — — 365 10,465 1,186,505 130 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 3,022 — — — 70 3,092 58,774 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 1,455 — (489) 212 161 1,339 45,471 — —
Victory Short-Term Bond
Fund, Institutional Shares . 8 — * — — — * 8 891 — * —
Victory Target Managed
Allocation Fund ........ 4,770 — (4,587) 352 (535) — — — —
VictoryShares Core
Intermediate Bond ETF ... 20,653 — — — (254) 20,399 438,782 209 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 2,572 — — — 185 2,757 55,618 18 —
VictoryShares Free Cash Flow
ETF ................. 3,179 — — — (129) 3,050 90,000 10 —
VictoryShares Free Cash Flow
Growth ETF ........... 1,420 665 — — 170 2,255 90,000 — * —
VictoryShares Hedged Equity
Income ETF ........... — 1,830 — — 36 1,866 70,000 12 —
VictoryShares International
Value Momentum ETF ... 4,655 — — — 632 5,287 93,597 61 —
VictoryShares Short-Term
Bond ETF ............ 29,868 — — — 59 29,927 589,469 348 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 489 638 — — (30) 1,097 44,000 2 —
VictoryShares US Small Mid
Cap Value Momentum ETF 1,530 — — — (27) 1,503 18,550 6 —
VictoryShares US Value
Momentum ETF ........ 2,182 — — — (55) 2,127 25,995 10 —
VictoryShares WestEnd U.S.
Sector ETF ............ 3,404 776 — — 31 4,211 102,587 7 —
$ 209,084 $ 6,758 $ (6,077) $ 669 $ 71 $ 210,505 14,672,725 $ 2,039 $ —
*
Rounds to less than $1 thousand.

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory Cornerstone Equity Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (47.9%)
VictoryShares Emerging Markets Value Momentum ETF (a) ........................ 320,458 $ 15,882
VictoryShares Free Cash Flow ETF (a) ........................................ 491,092 16,643
VictoryShares Free Cash Flow Growth ETF .................................... 707,968 17,735
VictoryShares International Value Momentum ETF ............................... 452,611 25,563
VictoryShares Small Cap Free Cash Flow ETF (a) ................................ 186,062 4,640
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 114,594 9,286
VictoryShares US Value Momentum ETF (a) .................................... 149,156 12,205
VictoryShares WestEnd U.S. Sector ETF (a) .................................... 552,787 22,692
Total Affiliated Exchange-Traded Funds (Cost $103,929)
a
a
a
124,646
Affiliated Mutual Funds (51.7%)
Victory 500 Index Fund, Reward Shares ....................................... 682,619 50,493
Victory Emerging Markets Fund, Institutional Shares ............................. 272,156 5,982
Victory Income Stock Fund, Institutional Shares ................................. 629,781 11,198
Victory International Fund, Institutional Shares .................................. 1,364,225 41,090
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 406,193 21,370
Victory Pioneer International Equity Fund, Class Y ............................... 102,634 3,028
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 45,942 1,353
Total Affiliated Mutual Funds (Cost $88,940)
a
a
a
134,514
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (b) ........ 188,706 188
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (b) ............ 188,706 189
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (b) ............... 188,706 189
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .23% (b) . 188,706 189
Total Collateral for Securities Loaned (Cost $755)
a
a
a
755
Total Investments (Cost $193,624) — 99.9% 259,915
Other assets in excess of liabilities —  0.1% 236
NET ASSETS - 100.00% $ 260,151
At May 31, 2025, the foreign securities held by the underlying Funds were 35.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on May 31, 2025.
ETF
—
Exchange-Traded Fund
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Equity Fund
Victory 500 Index Fund,
Reward Shares ......... $ 50,274 $ 1,627 $ (1,201) $ 36 $ (243) $ 50,493 682,619 $ 127 $ —
Victory Emerging Markets
Fund, Institutional Shares . 5,585 — — — 397 5,982 272,156 — —
Victory Income Stock Fund,
Institutional Shares ...... 11,582 42 — — (426) 11,198 629,781 42 —
Victory International Fund,
Institutional Shares ...... 43,238 2,500 (8,412) 225 3,539 41,090 1,364,225 — —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 18,792 1,987 — — 591 21,370 406,193 — —
Victory Pioneer International
Equity Fund, Class Y ..... — 3,000 — — 28 3,028 102,634 — —

Victory Portfolios III
Victory Cornerstone Equity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... $ 1,045 $ — $ — $ — $ 308 $ 1,353 45,942 $ — $ —
Victory Target Managed
Allocation Fund ........ 11,264 — (11,051) 1,113 (1,326) — — — —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 14,821 — — — 1,061 15,882 320,458 102 —
VictoryShares Free Cash Flow
ETF ................. 14,908 2,316 — — (581) 16,643 491,092 47 —
VictoryShares Free Cash Flow
Growth ETF ........... 8,114 8,877 — — 744 17,735 707,968 1 —
VictoryShares International
Value Momentum ETF ... 24,249 — (1,952) 115 3,151 25,563 452,611 316 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 4,142 638 — — (140) 4,640 186,062 17 —
VictoryShares US Small Mid
Cap Value Momentum ETF 8,625 802 — — (141) 9,286 114,594 36 —
VictoryShares US Value
Momentum ETF ........ 14,200 1,125 (2,858) 728 (990) 12,205 149,156 65 —
VictoryShares WestEnd U.S.
Sector ETF ............ 20,931 1,780 — — (19) 22,692 552,787 39 —
$ 251,770 $ 24,694 $ (25,474) $ 2,217 $ 5,953 $ 259,160 6,478,278 $ 792 $ —

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (18.5%)
Communication Services (2.2%):
Alphabet, Inc. , Class A ................................................... 7,156 $ 1,229
Alphabet, Inc. , Class C ................................................... 57,244 9,894
Comcast Corp. , Class A .................................................. 25,476 881
Meta Platforms, Inc. , Class A .............................................. 14,139 9,155
Verizon Communications, Inc. .............................................. 72,978 3,208
24,367
Consumer Discretionary (1.5%):
AutoNation, Inc. (a) ..................................................... 113 21
AutoZone, Inc. (a) ....................................................... 71 265
Best Buy Co., Inc. ...................................................... 12,030 797
Booking Holdings, Inc. ................................................... 312 1,722
D.R. Horton, Inc. ....................................................... 6,672 788
Deckers Outdoor Corp. (a) ................................................. 6,329 668
Expedia Group, Inc. ..................................................... 7,155 1,193
General Motors Co. ..................................................... 54,297 2,694
Lennar Corp. , Class A .................................................... 9,061 961
Lowe's Cos., Inc. ....................................................... 6,152 1,389
Murphy USA, Inc. ...................................................... 1,281 547
NVR, Inc. (a) .......................................................... 199 1,416
PulteGroup, Inc. ........................................................ 10,451 1,024
Ralph Lauren Corp. ..................................................... 3,826 1,059
The Home Depot, Inc. ................................................... 3,147 1,159
Toll Brothers, Inc. ...................................................... 9,539 994
16,697
Consumer Staples (1.6%):
Altria Group, Inc. ....................................................... 51,342 3,112
Coca-Cola Consolidated, Inc. .............................................. 4,830 554
Colgate-Palmolive Co. ................................................... 12,536 1,165
Costco Wholesale Corp. .................................................. 2,254 2,345
Ingredion, Inc. ......................................................... 2,900 403
Kimberly-Clark Corp. .................................................... 14,652 2,106
Philip Morris International, Inc. ............................................. 12,357 2,232
Sysco Corp. ........................................................... 11,521 841
Target Corp. .......................................................... 2,019 190
The Kroger Co. ........................................................ 2,801 191
The Procter & Gamble Co. ................................................ 7,104 1,207
U.S. Foods Holding Corp. (a) ............................................... 10,785 853
Walmart, Inc. .......................................................... 26,003 2,567
17,766
Energy (0.3%):
Coterra Energy, Inc. ..................................................... 23,121 562
Devon Energy Corp. ..................................................... 9,134 276
EOG Resources, Inc. .................................................... 19,923 2,163
Ovintiv, Inc. .......................................................... 13,999 502
Valero Energy Corp. ..................................................... 3,887 501
4,004
Financials (2.4%):
American Express Co. ................................................... 4,635 1,363
Ameriprise Financial, Inc. ................................................. 4,718 2,403
Axis Capital Holdings Ltd. ................................................ 4,351 452
Capital One Financial Corp. ............................................... 1,667 315
Cincinnati Financial Corp. ................................................ 3,308 499
Corebridge Financial, Inc. ................................................. 30,483 994
East West Bancorp, Inc. .................................................. 11,035 1,006
Everest Group Ltd. ...................................................... 2,959 1,027
Fidelity National Financial, Inc. ............................................ 18,762 1,028
Fifth Third Bancorp ..................................................... 2,948 113
JPMorgan Chase & Co. .................................................. 19,132 5,051
PayPal Holdings, Inc. (a) .................................................. 18,393 1,293

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
Prudential Financial, Inc. ................................................. 6,737 $ 700
Regions Financial Corp. .................................................. 8,641 185
SEI Investments Co. ..................................................... 3,372 287
Synchrony Financial ..................................................... 30,075 1,734
T. Rowe Price Group, Inc. ................................................. 968 91
The Allstate Corp. ...................................................... 5,719 1,200
The Bank of New York Mellon Corp. ......................................... 8,715 772
The Goldman Sachs Group, Inc. ............................................ 1,809 1,086
The Hartford Insurance Group, Inc. .......................................... 9,215 1,196
The PNC Financial Services Group, Inc. ...................................... 2,307 401
The Progressive Corp. ................................................... 4,396 1,253
Visa, Inc. , Class A ...................................................... 1,975 721
W.R. Berkley Corp. (b) ................................................... 20,109 1,502
26,672
Health Care (2.3%):
AbbVie, Inc. .......................................................... 14,852 2,764
Cardinal Health, Inc. .................................................... 18,387 2,840
Cencora, Inc. .......................................................... 678 197
Centene Corp. (a) ....................................................... 17,707 999
DaVita, Inc. (a) ......................................................... 205 28
Exelixis, Inc. (a) ........................................................ 16,462 709
Gilead Sciences, Inc. .................................................... 19,466 2,143
HCA Healthcare, Inc. .................................................... 760 290
Incyte Corp. (a) ......................................................... 10,362 674
Johnson & Johnson ..................................................... 12,672 1,967
McKesson Corp. ....................................................... 4,029 2,899
Merck & Co., Inc. ...................................................... 37,522 2,883
Molina Healthcare, Inc. (a) ................................................ 1,697 518
Pfizer, Inc. ............................................................ 74,529 1,751
Regeneron Pharmaceuticals, Inc. ............................................ 957 469
Royalty Pharma PLC , Class A .............................................. 28,161 926
Tenet Healthcare Corp. (a) ................................................. 7,864 1,327
The Cigna Group ....................................................... 1,771 561
United Therapeutics Corp. (a) .............................................. 3,281 1,046
UnitedHealth Group, Inc. ................................................. 3,612 1,090
Universal Health Services, Inc. , Class B ....................................... 2,386 454
26,535
Industrials (1.8%):
Acuity, Inc. ........................................................... 3,356 872
Allison Transmission Holdings, Inc. ......................................... 9,567 990
Builders FirstSource, Inc. (a) ............................................... 496 53
Carlisle Cos., Inc. ....................................................... 3,125 1,188
Caterpillar, Inc. ........................................................ 2,119 737
Cintas Corp. .......................................................... 3,203 726
Comfort Systems USA, Inc. ............................................... 2,768 1,324
Core & Main, Inc. , Class A (a) .............................................. 5,245 287
Cummins, Inc. ......................................................... 6,599 2,121
Delta Air Lines, Inc. ..................................................... 30,375 1,470
EMCOR Group, Inc. .................................................... 3,505 1,654
Leidos Holdings, Inc. .................................................... 8,334 1,238
Lockheed Martin Corp. ................................................... 2,941 1,419
Masco Corp. .......................................................... 9,907 618
Owens Corning ........................................................ 6,293 843
PACCAR, Inc. ......................................................... 2,287 215
Trane Technologies PLC .................................................. 1,503 647
United Airlines Holdings, Inc. (a) ............................................ 18,494 1,469
United Rentals, Inc. ..................................................... 271 192
Vertiv Holdings Co. , Class A ............................................... 8,623 931
W.W. Grainger, Inc. ..................................................... 1,073 1,167
20,161
Information Technology (5.2%):
Amphenol Corp. , Class A ................................................. 9,537 858

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
Apple, Inc. ........................................................... 73,999 $ 14,863
Arista Networks, Inc. (a) .................................................. 10,984 952
Cisco Systems, Inc. ..................................................... 41,970 2,646
Docusign, Inc. (a) ....................................................... 12,636 1,120
Dropbox, Inc. , Class A (a) ................................................. 33,093 955
F5, Inc. (a) ............................................................ 4,179 1,193
Fair Isaac Corp. (a) ...................................................... 419 723
Fortinet, Inc. (a) ........................................................ 6,986 711
Gen Digital, Inc. ....................................................... 38,623 1,100
GoDaddy, Inc. , Class A (a) ................................................. 11,315 2,061
Hewlett Packard Enterprise Co. ............................................. 75,383 1,303
International Business Machines Corp. ........................................ 2,368 613
Jabil, Inc. ............................................................ 478 80
KLA Corp. ........................................................... 1,323 1,001
Microsoft Corp. ........................................................ 14,075 6,479
Motorola Solutions, Inc. .................................................. 5,509 2,288
NetApp, Inc. .......................................................... 9,774 969
NVIDIA Corp. ......................................................... 115,687 15,633
QUALCOMM, Inc. ..................................................... 10,708 1,555
TD SYNNEX Corp. ..................................................... 4,187 508
Zoom Communications, Inc. (a) ............................................. 12,555 1,020
58,631
Materials (0.4%):
CF Industries Holdings, Inc. ............................................... 13,389 1,215
CRH PLC ............................................................ 12,102 1,103
Louisiana-Pacific Corp. .................................................. 3,891 351
LyondellBasell Industries NV , Class A ........................................ 13,665 772
Packaging Corp. of America ............................................... 3,402 657
Reliance, Inc. .......................................................... 1,469 430
Steel Dynamics, Inc. ..................................................... 677 83
4,611
Real Estate (0.4%):
American Tower Corp. ................................................... 4,052 870
Crown Castle, Inc. ...................................................... 10,744 1,078
CubeSmart ........................................................... 9,655 413
Equity LifeStyle Properties, Inc. ............................................ 7,322 465
Essex Property Trust, Inc. ................................................. 522 148
Lamar Advertising Co. , Class A ............................................. 5,430 655
National Storage Affiliates Trust ............................................ 3,069 106
VICI Properties, Inc. .................................................... 4,431 140
WP Carey, Inc. ......................................................... 3,682 231
4,106
Utilities (0.4%):
DTE Energy Co. ....................................................... 8,202 1,121
Edison International ..................................................... 13,973 778
Entergy Corp. ......................................................... 1,863 155
Evergy, Inc. ........................................................... 10,908 724
NiSource, Inc. ......................................................... 21,499 850
NRG Energy, Inc. ....................................................... 6,309 984
OGE Energy Corp. ...................................................... 7,225 321
4,933
Total Common Stocks (Cost $159,756)
a
a
a
208,483
Exchange-Traded Funds (43.6%)
Invesco DB Commodity Index Tracking Fund (b) ................................ 114,500 2,391
Invesco RAFI Developed Markets ex-US ETF .................................. 322,043 18,145
Invesco RAFI Emerging Markets ETF ........................................ 528,518 11,728
iShares 0-5 Year TIPS Bond ETF ............................................ 119,830 12,308
iShares 1-3 Year Treasury Bond ETF ......................................... 156,318 12,920
iShares 20+ Year Treasury Bond ETF ......................................... 188,374 16,253

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
iShares 7-10 Year Treasury Bond ETF ........................................ 202,123 $ 19,115
iShares Core MSCI EAFE ETF ............................................. 94,716 7,820
iShares Core MSCI Emerging Markets ETF .................................... 98,418 5,579
iShares Core S&P 500 ETF ................................................ 54,645 32,358
iShares Core S&P Small-Cap ETF ........................................... 150,215 15,828
iShares Core U.S. Aggregate Bond ETF ....................................... 236,460 23,197
iShares J.P. Morgan USD Emerging Markets Bond ETF (b) ......................... 120,824 10,947
iShares MSCI Canada ETF (b) .............................................. 341,801 15,367
iShares MSCI International Momentum Factor ETF .............................. 383,740 17,149
iShares MSCI International Quality Factor ETF (b) ............................... 420,269 17,996
iShares MSCI Japan ETF (b) ............................................... 337,113 24,987
JPMorgan BetaBuilders Canada ETF ......................................... 162,112 12,766
Schwab Fundamental Emerging Markets Equity ETF ............................. 607,668 19,087
Schwab Fundamental International Equity ETF (b) ............................... 1,106,144 43,162
Schwab Fundamental International Small Equity ETF ............................. 266,700 10,729
SPDR Gold Shares (a) (b) .................................................. 54,580 16,570
SPDR S&P Emerging Markets SmallCap ETF .................................. 34,497 2,052
VanEck Gold Miners ETF ................................................. 33,293 1,686
Vanguard FTSE All-World ex-US ETF (b) ..................................... 140,376 9,157
Vanguard FTSE Developed Markets ETF ...................................... 639,905 35,566
Vanguard FTSE Emerging Markets ETF ...................................... 114,700 5,391
Vanguard FTSE Europe ETF ............................................... 278,815 21,402
Vanguard Mortgage-Backed Securities ETF .................................... 280,927 12,850
Vanguard Real Estate ETF ................................................ 29,000 2,590
Vanguard S&P 500 ETF .................................................. 1 1
Vanguard Short-Term Corporate Bond ETF .................................... 91,596 7,244
Vanguard Total Bond Market ETF ........................................... 104,751 7,623
Vanguard Total Stock Market ETF ........................................... 47,424 13,747
Xtrackers USD High Yield Corporate Bond ETF (b) .............................. 127,113 4,634
Total Exchange-Traded Funds (Cost $417,264)
a
a
a
490,345
Affiliated Exchange-Traded Funds (36.1%)
VictoryShares Core Intermediate Bond ETF .................................... 4,534,400 210,806
VictoryShares Core Plus Intermediate Bond ETF (b) .............................. 4,831,796 104,367
VictoryShares Emerging Markets Value Momentum ETF .......................... 131,500 6,517
VictoryShares Free Cash Flow Growth ETF .................................... 1,258,986 31,537
VictoryShares Short-Term Bond ETF ......................................... 402,475 20,434
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 1,325,000 32,996
Total Affiliated Exchange-Traded Funds (Cost $444,786)
a
a
a
406,657
Collateral for Securities Loaned (4.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (c) ........ 13,139,542 13,139
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (c) ............ 13,139,542 13,139
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (c) ............... 13,139,542 13,140
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .23% (c) . 13,139,542 13,140
Total Collateral for Securities Loaned (Cost $52,558)
a
a
a
52,558
Total Investments (Cost $1,074,364) — 102.9% 1,158,043
Liabilities in excess of other assets —  (2.9)% (32,462)
NET ASSETS - 100.00% $ 1,125,581
At May 31, 2025, the Fund's investments in foreign securities were 26.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on May 31, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Victory Portfolios III
Victory Cornerstone Moderate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 41 6/20/25 $ 3,636,471 $ 4,240,015 $ 603,544
Euro Stoxx 50 Futures ............... 143 6/20/25 8,081,739 8,714,879 633,140
Swiss Market IX Index Futures ......... 79 6/20/25 11,991,446 11,736,677 (254,769)
Tokyo Price Index Futures ............ 75 6/12/25 13,625,761 14,582,464 956,703
$ 1,938,618
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
FTSE 100 Index Futures .............. 205 6/20/25 $ 23,731,010 $ 24,250,445 $ (519,435)
Total unrealized appreciation $ 2,193,387
Total unrealized depreciation (774,204)
Total net unrealized appreciation (depreciation) $ 1,419,183
Affiliated Holdings
(Amounts in thousands, except shares)
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Core
Intermediate Bond ETF ... $ 261,681 $ — $ (47,332) $ (8,182) $ 4,639 $ 210,806 4,534,400 $ 2,642 $ —
VictoryShares Core Plus
Intermediate Bond ETF ... 73,480 31,686 — — (799) 104,367 4,831,796 854 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 2,382 3,889 — — 246 6,517 131,500 16 —
VictoryShares Free Cash Flow
Growth ETF ........... 23,635 6,468 — — 1,434 31,537 1,258,986 3 —
VictoryShares Short-Term
Bond ETF ............ 20,394 — — — 40 20,434 402,475 238 —
VictoryShares WestEnd
Economic Cycle Bond ETF 17,685 15,489 — — (178) 32,996 1,325,000 181 —
$ 399,257 $ 57,532 $ (47,332) $ (8,182) $ 5,382 $ 406,657 12,484,157 $ 3,934 $ —

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (24.4%)
Communication Services (2.8%):
Alphabet, Inc. , Class A ................................................... 21,231 $ 3,646
Alphabet, Inc. , Class C ................................................... 169,915 29,370
Cable One, Inc. ........................................................ 1,300 190
Cargurus, Inc. (a) ....................................................... 6,857 215
Comcast Corp. , Class A .................................................. 75,650 2,615
IDT Corp. , Class B ...................................................... 3,525 217
John Wiley & Sons, Inc. , Class A ............................................ 1,891 74
Meta Platforms, Inc. , Class A .............................................. 41,945 27,159
TEGNA, Inc. .......................................................... 19,816 331
Verizon Communications, Inc. .............................................. 216,497 9,517
Yelp, Inc. (a) ........................................................... 7,595 290
Ziff Davis, Inc. (a) ....................................................... 8,097 263
73,887
Consumer Discretionary (2.0%):
AutoNation, Inc. (a) ..................................................... 345 63
AutoZone, Inc. (a) ....................................................... 207 773
Best Buy Co., Inc. ...................................................... 35,688 2,365
Booking Holdings, Inc. ................................................... 923 5,094
Build-A-Bear Workshop, Inc. .............................................. 45 2
Cricut, Inc. , Class A ..................................................... 27,117 164
D.R. Horton, Inc. ....................................................... 19,803 2,338
Deckers Outdoor Corp. (a) ................................................. 18,776 1,981
Expedia Group, Inc. ..................................................... 21,227 3,540
Frontdoor, Inc. (a) ....................................................... 3,544 195
General Motors Co. ..................................................... 161,080 7,991
G-III Apparel Group Ltd. (a) ............................................... 8,820 256
Hamilton Beach Brands Holding Co. , Class A ................................... 6,377 117
Installed Building Products, Inc. ............................................ 900 144
JAKKS Pacific, Inc. ..................................................... 7,353 148
KB Home ............................................................ 5,198 268
Kontoor Brands, Inc. .................................................... 3,022 207
Lennar Corp. , Class A .................................................... 26,882 2,852
Lowe's Cos., Inc. ....................................................... 18,252 4,120
M/I Homes, Inc. (a) ...................................................... 1,590 170
Monarch Casino & Resort, Inc. ............................................. 1,839 154
Murphy USA, Inc. ...................................................... 3,809 1,626
Nathan's Famous, Inc. .................................................... 981 105
NVR, Inc. (a) .......................................................... 582 4,141
Perdoceo Education Corp. ................................................. 4,627 157
Phinia, Inc. ........................................................... 4,424 192
PulteGroup, Inc. ........................................................ 31,005 3,039
Ralph Lauren Corp. ..................................................... 11,350 3,142
Signet Jewelers Ltd. ..................................................... 3,553 237
Taylor Morrison Home Corp. (a) ............................................ 6,675 376
The Buckle, Inc. ........................................................ 5,081 216
The Home Depot, Inc. ................................................... 9,338 3,439
Toll Brothers, Inc. ...................................................... 28,301 2,950
Tri Pointe Homes, Inc. (a) ................................................. 9,298 274
Winmark Corp. ........................................................ 562 239
Winnebago Industries, Inc. ................................................ 5,293 180
53,255
Consumer Staples (2.0%):
Altria Group, Inc. ....................................................... 152,313 9,232
Cal-Maine Foods, Inc. ................................................... 3,711 356
Coca-Cola Consolidated, Inc. .............................................. 14,350 1,645
Colgate-Palmolive Co. ................................................... 37,190 3,456
Costco Wholesale Corp. .................................................. 6,687 6,956
Dole PLC ............................................................ 15,759 223
Edgewell Personal Care Co. ............................................... 6,876 190
Ingles Markets, Inc. , Class A ............................................... 2,940 183

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
Ingredion, Inc. ......................................................... 8,604 $ 1,197
Interparfums, Inc. ....................................................... 1,385 189
John B Sanfilippo & Son, Inc. .............................................. 2,735 170
Kimberly-Clark Corp. .................................................... 43,491 6,252
Philip Morris International, Inc. ............................................. 36,660 6,620
SpartanNash Co. ....................................................... 7,290 142
Sprouts Farmers Market, Inc. (a) ............................................ 1,201 208
Sysco Corp. ........................................................... 34,171 2,494
Target Corp. .......................................................... 5,994 564
The Andersons, Inc. ..................................................... 5,490 195
The Kroger Co. ........................................................ 8,309 567
The Procter & Gamble Co. ................................................ 21,074 3,580
The Vita Coco Co., Inc. (a) ................................................ 6,439 229
U.S. Foods Holding Corp. (a) ............................................... 31,997 2,532
Walmart, Inc. .......................................................... 77,202 7,621
54,801
Energy (0.5%):
Ardmore Shipping Corp. (b) ............................................... 8,439 81
Berry Corp. ........................................................... 22,735 54
Cactus, Inc. , Class A ..................................................... 2,287 94
Core Natural Resources, Inc. ............................................... 73 5
Coterra Energy, Inc. ..................................................... 68,593 1,667
Devon Energy Corp. ..................................................... 27,122 821
EOG Resources, Inc. .................................................... 59,105 6,417
Evolution Petroleum Corp. ................................................ 17,715 80
International Seaways, Inc. ................................................ 5,464 202
Liberty Energy, Inc. ..................................................... 6,514 76
Matador Resources Co. ................................................... 2,642 114
Murphy Oil Corp. ...................................................... 6,808 142
Ovintiv, Inc. .......................................................... 41,585 1,490
Ranger Energy Services, Inc. ............................................... 12,624 134
REX American Resources Corp. (a) .......................................... 2,595 109
RPC, Inc. ............................................................ 34,131 152
Scorpio Tankers, Inc. .................................................... 3,561 142
SM Energy Co. ........................................................ 8,306 195
Teekay Corp. Ltd. ...................................................... 24,511 207
Teekay Tankers Ltd. , Class A ............................................... 5,055 223
Valero Energy Corp. ..................................................... 11,531 1,487
13,892
Financials (3.3%):
1st Source Corp. ....................................................... 5,620 340
Acadian Asset Management, Inc. ............................................ 5,025 151
Amalgamated Financial Corp. .............................................. 10,625 321
American Express Co. ................................................... 13,761 4,046
Ameriprise Financial, Inc. ................................................. 14,007 7,133
Apollo Commercial Real Estate Finance, Inc. ................................... 13,621 134
Artisan Partners Asset Management, Inc. , Class A ................................ 2,822 114
Atlanticus Holdings Corp. (a) ............................................... 2,081 102
Axis Capital Holdings Ltd. ................................................ 12,910 1,340
Bread Financial Holdings, Inc. ............................................. 6,430 330
Cadence Bank ......................................................... 621 19
Capital One Financial Corp. ............................................... 4,947 936
Cathay General Bancorp .................................................. 7,575 325
Cincinnati Financial Corp. ................................................ 9,815 1,480
CNB Financial Corp. .................................................... 7,351 159
CNO Financial Group, Inc. ................................................ 3,152 120
Cohen & Steers, Inc. .................................................... 1,874 144
Community Trust Bancorp, Inc. ............................................. 5,099 260
Corebridge Financial, Inc. ................................................. 90,385 2,948
CVB Financial Corp. .................................................... 11,562 217
Dime Community Bancshares, Inc. .......................................... 9,858 253
Eagle Bancorp, Inc. ..................................................... 6,885 121

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
East West Bancorp, Inc. .................................................. 32,757 $ 2,987
Essent Group Ltd. ...................................................... 6,075 352
Everest Group Ltd. ...................................................... 8,774 3,046
Fidelity National Financial, Inc. ............................................ 55,662 3,049
Fifth Third Bancorp ..................................................... 8,771 335
First Bancorp .......................................................... 21,237 424
First Financial Bancorp ................................................... 13,737 332
Franklin BSP Realty Trust, Inc. ............................................. 15,815 174
Hamilton Insurance Group Ltd. , Class B (a) .................................... 8,159 178
Hancock Whitney Corp. .................................................. 4,187 229
Hanmi Financial Corp. ................................................... 11,742 269
Hope Bancorp, Inc. ..................................................... 22,905 230
International Bancshares Corp. ............................................. 6,249 391
Jackson Financial, Inc. , Class A ............................................. 4,435 363
JPMorgan Chase & Co. .................................................. 56,790 14,993
Ladder Capital Corp. .................................................... 19,184 202
Live Oak Bancshares, Inc. ................................................ 5,282 145
MFA Financial, Inc. ..................................................... 13,009 121
Northeast Community Bancorp, Inc. ......................................... 7,358 166
OFG Bancorp ......................................................... 9,207 379
Old Second Bancorp, Inc. ................................................. 19,783 327
Pathward Financial, Inc. .................................................. 2,936 229
PayPal Holdings, Inc. (a) .................................................. 54,566 3,835
PJT Partners, Inc. , Class A ................................................ 1,284 193
PROG Holdings, Inc. .................................................... 3,226 93
Prudential Financial, Inc. ................................................. 19,987 2,077
QCR Holdings, Inc. ..................................................... 4,962 334
Regional Management Corp. ............................................... 3,980 105
Regions Financial Corp. .................................................. 25,681 551
SEI Investments Co. ..................................................... 10,004 853
Selective Insurance Group, Inc. ............................................. 2,226 196
Simmons First National Corp. , Class A ....................................... 14,849 279
Skyward Specialty Insurance Group, Inc. (a) .................................... 5,711 362
Synchrony Financial ..................................................... 89,221 5,144
T. Rowe Price Group, Inc. ................................................. 2,886 270
The Allstate Corp. ...................................................... 16,968 3,561
The Bank of New York Mellon Corp. ......................................... 25,889 2,294
The Bank of NT Butterfield & Son Ltd. ....................................... 9,587 404
The Goldman Sachs Group, Inc. ............................................ 5,362 3,220
The Hartford Insurance Group, Inc. .......................................... 27,347 3,551
The PNC Financial Services Group, Inc. ...................................... 6,842 1,189
The Progressive Corp. ................................................... 13,043 3,716
Unity Bancorp, Inc. ..................................................... 4,194 185
Universal Insurance Holdings, Inc. .......................................... 8,903 242
Veritex Holdings, Inc. .................................................... 9,376 227
Visa, Inc. , Class A ...................................................... 5,866 2,142
W.R. Berkley Corp. ..................................................... 59,691 4,458
Westamerica Bancorp .................................................... 4,832 232
World Acceptance Corp. (a) ................................................ 974 151
89,778
Health Care (3.0%):
AbbVie, Inc. .......................................................... 44,053 8,199
ACADIA Pharmaceuticals, Inc. (a) ........................................... 123 3
AdaptHealth Corp. (a) .................................................... 22,421 201
Addus HomeCare Corp. (a) ................................................ 1,008 112
Cardinal Health, Inc. .................................................... 54,576 8,429
Catalyst Pharmaceuticals, Inc. (a) ............................................ 257 6
Cencora, Inc. .......................................................... 2,017 587
Centene Corp. (a) ....................................................... 52,536 2,965
Collegium Pharmaceutical, Inc. (a) ........................................... 3,832 112
Corcept Therapeutics, Inc. (a) .............................................. 5 — (c)
CorVel Corp. (a) ........................................................ 2,775 309
DaVita, Inc. (a) ......................................................... 604 82

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
Exelixis, Inc. (a) ........................................................ 48,837 $ 2,102
Gilead Sciences, Inc. .................................................... 57,754 6,358
Harmony Biosciences Holdings, Inc. (a) ....................................... 82 3
HCA Healthcare, Inc. .................................................... 2,256 860
Incyte Corp. (a) ......................................................... 30,740 2,000
Innoviva, Inc. (a) ....................................................... 17,318 339
Integra LifeSciences Holdings Corp. (a) ....................................... 16,310 206
iRadimed Corp. ........................................................ 2,083 121
Johnson & Johnson ..................................................... 37,610 5,837
Lantheus Holdings, Inc. (a) ................................................ 2,877 217
McKesson Corp. ....................................................... 11,952 8,600
Merck & Co., Inc. ...................................................... 111,313 8,553
Molina Healthcare, Inc. (a) ................................................ 5,034 1,536
Niagen Bioscience, Inc. (a) ................................................ 20,980 227
Option Care Health, Inc. (a) ................................................ 82 3
Pacira BioSciences, Inc. (a) ................................................ 77 2
Pediatrix Medical Group, Inc. (a) ............................................ 18,929 268
Pfizer, Inc. ............................................................ 221,100 5,194
Prestige Consumer Healthcare, Inc. (a) ........................................ 1,725 148
Progyny, Inc. (a) ........................................................ 9,865 212
Regeneron Pharmaceuticals, Inc. ............................................ 2,840 1,392
Royalty Pharma PLC , Class A .............................................. 83,543 2,747
Select Medical Holdings Corp. ............................................. 5,636 86
SIGA Technologies, Inc. .................................................. 35,671 213
Tenet Healthcare Corp. (a) ................................................. 23,340 3,939
The Cigna Group ....................................................... 5,255 1,664
United Therapeutics Corp. (a) .............................................. 9,735 3,104
UnitedHealth Group, Inc. ................................................. 10,718 3,236
Universal Health Services, Inc. , Class B ....................................... 7,082 1,348
Veracyte, Inc. (a) ........................................................ 35 1
Vericel Corp. (a) ........................................................ 32 1
81,522
Industrials (2.4%):
ACCO Brands Corp. .................................................... 36,408 131
Acuity, Inc. ........................................................... 9,956 2,587
Allison Transmission Holdings, Inc. ......................................... 28,393 2,939
American Woodmark Corp. (a) .............................................. 2,918 164
Apogee Enterprises, Inc. .................................................. 8,172 316
Argan, Inc. ........................................................... 1,312 276
ASGN, Inc. (a) ......................................................... 1,607 85
BlueLinx Holdings, Inc. (a) ................................................ 3,268 219
Boise Cascade Co. ...................................................... 3,255 283
Builders FirstSource, Inc. (a) ............................................... 1,472 158
Carlisle Cos., Inc. ....................................................... 9,271 3,525
Caterpillar, Inc. ........................................................ 6,283 2,187
Cintas Corp. .......................................................... 9,503 2,152
Comfort Systems USA, Inc. ............................................... 8,213 3,928
Core & Main, Inc. , Class A (a) .............................................. 15,562 853
Cummins, Inc. ......................................................... 19,578 6,294
Delta Air Lines, Inc. ..................................................... 90,111 4,360
Deluxe Corp. .......................................................... 16,088 230
EMCOR Group, Inc. .................................................... 10,399 4,907
Ennis, Inc. ............................................................ 9,224 172
ExlService Holdings, Inc. (a) ............................................... 2,394 110
Franklin Covey Co. (a) ................................................... 4,441 104
Genco Shipping & Trading Ltd. ............................................. 10,338 137
Griffon Corp. .......................................................... 2,253 155
Hub Group, Inc. , Class A ................................................. 5,488 185
Huron Consulting Group, Inc. (a) ............................................ 1,335 191
Korn Ferry ........................................................... 3,078 209
Legalzoom.com, Inc. (a) .................................................. 20,776 190
Leidos Holdings, Inc. .................................................... 24,724 3,672
Liquidity Services, Inc. (a) ................................................. 8,217 192

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
Lockheed Martin Corp. ................................................... 8,726 $ 4,209
Masco Corp. .......................................................... 29,428 1,837
Masterbrand, Inc. (a) ..................................................... 18,154 185
Matson, Inc. .......................................................... 2,855 322
MillerKnoll, Inc. ....................................................... 9,786 165
MRC Global, Inc. (a) ..................................................... 18,946 235
Mueller Industries, Inc. ................................................... 1,627 127
Owens Corning ........................................................ 18,671 2,501
PACCAR, Inc. ......................................................... 6,793 637
Resideo Technologies, Inc. (a) .............................................. 13,912 288
Steelcase, Inc. , Class A ................................................... 18,055 186
Sterling Infrastructure, Inc. (a) .............................................. 1,358 255
Sun Country Airlines Holdings, Inc. (a) ........................................ 18,582 215
Terex Corp. ........................................................... 2,022 91
Trane Technologies PLC .................................................. 4,459 1,919
TriNet Group, Inc. ...................................................... 2,159 180
UFP Industries, Inc. ..................................................... 1,752 171
United Airlines Holdings, Inc. (a) ............................................ 54,867 4,359
United Rentals, Inc. ..................................................... 796 564
Vertiv Holdings Co. , Class A ............................................... 25,581 2,761
W.W. Grainger, Inc. ..................................................... 3,184 3,463
65,581
Information Technology (6.6%):
A10 Networks, Inc. ..................................................... 15,293 264
Adeia, Inc. ............................................................ 12,058 155
Amkor Technology, Inc. .................................................. 4,245 77
Amphenol Corp. , Class A ................................................. 28,292 2,544
Apple, Inc. ........................................................... 219,527 44,092
Arista Networks, Inc. (a) .................................................. 32,587 2,823
Bel Fuse, Inc. , Class B ................................................... 1,327 98
Box, Inc. , Class A (a) .................................................... 3,461 131
Cisco Systems, Inc. ..................................................... 124,509 7,849
Clear Secure, Inc. , Class A ................................................ 9,246 229
Commvault Systems, Inc. (a) ............................................... 1,562 286
Consensus Cloud Solutions, Inc. (a) .......................................... 6,241 137
Docusign, Inc. (a) ....................................................... 37,486 3,322
Dropbox, Inc. , Class A (a) ................................................. 98,252 2,836
Extreme Networks, Inc. (a) ................................................ 14,670 230
F5, Inc. (a) ............................................................ 12,408 3,541
Fair Isaac Corp. (a) ...................................................... 1,247 2,153
Fortinet, Inc. (a) ........................................................ 20,725 2,109
Gen Digital, Inc. ....................................................... 114,580 3,263
GoDaddy, Inc. , Class A (a) ................................................. 33,574 6,116
Hewlett Packard Enterprise Co. ............................................. 223,632 3,864
Immersion Corp. ....................................................... 10,002 75
Insight Enterprises, Inc. (a) ................................................ 2,268 296
International Business Machines Corp. ........................................ 7,026 1,820
Jabil, Inc. ............................................................ 1,419 238
KLA Corp. ........................................................... 3,923 2,969
Kulicke & Soffa Industries, Inc. ............................................. 3,954 127
Microsoft Corp. ........................................................ 41,755 19,222
Motorola Solutions, Inc. .................................................. 16,352 6,792
NetApp, Inc. .......................................................... 28,997 2,875
NetScout Systems, Inc. (a) ................................................. 7,260 166
NVIDIA Corp. ......................................................... 343,198 46,376
PC Connection, Inc. ..................................................... 2,572 168
Photronics, Inc. (a) ...................................................... 7,783 130
QUALCOMM, Inc. ..................................................... 31,768 4,613
Qualys, Inc. (a) ......................................................... 1,412 196
Sanmina Corp. (a) ....................................................... 5,107 433
ScanSource, Inc. (a) ..................................................... 4,576 185
TD SYNNEX Corp. ..................................................... 12,433 1,509
The Hackett Group, Inc. .................................................. 5,557 136

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
Verint Systems, Inc. (a) ................................................... 3,659 $ 64
Zoom Communications, Inc. (a) ............................................. 37,247 3,026
177,535
Materials (0.6%):
AdvanSix, Inc. ......................................................... 6,433 151
Alpha Metallurgical Resources, Inc. (a) ........................................ 53 6
Cabot Corp. ........................................................... 2,073 155
CF Industries Holdings, Inc. ............................................... 39,721 3,603
Commercial Metals Co. .................................................. 2,330 108
CRH PLC ............................................................ 35,904 3,273
Greif, Inc. , Class A ...................................................... 3,762 209
Hawkins, Inc. ......................................................... 2,440 326
Louisiana-Pacific Corp. .................................................. 11,547 1,040
LyondellBasell Industries NV , Class A ........................................ 40,553 2,291
Metallus, Inc. (a) ........................................................ 692 9
Olympic Steel, Inc. ...................................................... 8,217 244
Packaging Corp. of America ............................................... 10,091 1,949
Reliance, Inc. .......................................................... 4,360 1,277
Steel Dynamics, Inc. ..................................................... 2,008 247
SunCoke Energy, Inc. .................................................... 20,391 166
Sylvamo Corp. ......................................................... 3,600 191
15,245
Real Estate (0.6%):
Acadia Realty Trust ..................................................... 7,133 137
Alexander & Baldwin, Inc. ................................................ 771 14
American Healthcare REIT, Inc. ............................................ 4,736 165
American Tower Corp. ................................................... 12,026 2,581
Apple Hospitality REIT, Inc. ............................................... 12,819 149
Broadstone Net Lease, Inc. ................................................ 15,094 240
CareTrust REIT, Inc. .................................................... 6,547 188
Compass, Inc. , Class A (a) ................................................. 11,995 71
COPT Defense Properties ................................................. 6,769 186
Crown Castle, Inc. ...................................................... 31,895 3,201
CubeSmart ........................................................... 28,642 1,225
Cushman & Wakefield PLC (a) ............................................. 11,902 119
Douglas Emmett, Inc. .................................................... 7,990 114
Empire State Realty Trust, Inc. ............................................. 127 1
Equity LifeStyle Properties, Inc. ............................................ 21,746 1,382
Essential Properties Realty Trust, Inc. ........................................ 7,634 248
Essex Property Trust, Inc. ................................................. 1,548 439
Four Corners Property Trust, Inc. ............................................ 7,346 203
Innovative Industrial Properties, Inc. ......................................... 1,240 68
Kite Realty Group Trust .................................................. 10,158 225
Lamar Advertising Co. , Class A ............................................. 16,109 1,942
LXP Industrial Trust ..................................................... 26,765 230
National Health Investors, Inc. ............................................. 2,324 168
National Storage Affiliates Trust ............................................ 9,127 314
Newmark Group, Inc. , Class A ............................................. 11,206 123
Phillips Edison & Co., Inc. ................................................ 6,992 248
PotlatchDeltic Corp. ..................................................... 4,094 161
RE/MAX Holdings, Inc. (a) ................................................ 6 — (c)
Ryman Hospitality Properties, Inc. ........................................... 2,242 218
Sabra Health Care REIT, Inc. .............................................. 9,314 163
SL Green Realty Corp. ................................................... 3,025 172
Sunstone Hotel Investors, Inc. .............................................. 10,404 93
Tanger, Inc. ........................................................... 4,415 132
Terreno Realty Corp. .................................................... 3,959 223
The Macerich Co. ...................................................... 9,958 161
The St. Joe Co. ........................................................ 169 8
Urban Edge Properties ................................................... 9,120 166
VICI Properties, Inc. .................................................... 13,147 417

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
WP Carey, Inc. ......................................................... 10,923 $ 686
16,581
Utilities (0.6%):
Black Hills Corp. ....................................................... 5,732 335
DTE Energy Co. ....................................................... 24,316 3,323
Edison International ..................................................... 41,491 2,309
Entergy Corp. ......................................................... 5,540 461
Evergy, Inc. ........................................................... 32,389 2,151
MGE Energy, Inc. ...................................................... 2,224 201
NiSource, Inc. ......................................................... 63,779 2,522
NRG Energy, Inc. ....................................................... 18,716 2,918
OGE Energy Corp. ...................................................... 21,465 955
ONE Gas, Inc. ......................................................... 177 13
Spire, Inc. ............................................................ 3,021 227
Unitil Corp. ........................................................... 3,966 217
15,632
Total Common Stocks (Cost $510,409)
a
a
a
657,709
Exchange-Traded Funds (45.0%)
Invesco DB Commodity Index Tracking Fund (b) ................................ 256,100 5,347
Invesco RAFI Developed Markets ex-US ETF .................................. 653,206 36,805
Invesco RAFI Emerging Markets ETF ........................................ 1,301,165 28,873
iShares 0-5 Year TIPS Bond ETF ............................................ 267,802 27,506
iShares 1-3 Year Treasury Bond ETF ......................................... 307,256 25,395
iShares 20+ Year Treasury Bond ETF ......................................... 275,988 23,812
iShares 7-10 Year Treasury Bond ETF ........................................ 396,847 37,530
iShares Core MSCI Emerging Markets ETF .................................... 587,166 33,286
iShares Core S&P 500 ETF ................................................ 148,403 87,877
iShares Core S&P Small-Cap ETF ........................................... 139,690 14,719
iShares Core U.S. Aggregate Bond ETF ....................................... 396,297 38,877
iShares J.P. Morgan USD Emerging Markets Bond ETF (b) ......................... 282,974 25,637
iShares MSCI Canada ETF (b) .............................................. 946,607 42,559
iShares MSCI International Momentum Factor ETF (b) ............................ 1,126,357 50,337
iShares MSCI International Quality Factor ETF (b) ............................... 1,195,656 51,198
iShares MSCI Japan ETF (b) ............................................... 881,478 65,335
JPMorgan BetaBuilders Canada ETF ......................................... 448,427 35,314
Schwab Fundamental Emerging Markets Equity ETF ............................. 1,588,753 49,903
Schwab Fundamental International Equity ETF ................................. 2,818,363 109,972
Schwab Fundamental International Small Equity ETF (b) ........................... 593,600 23,881
SPDR Gold Shares (a) (b) .................................................. 142,211 43,175
SPDR S&P Biotech ETF .................................................. 17,034 1,349
SPDR S&P Emerging Markets SmallCap ETF .................................. 107,983 6,423
VanEck Gold Miners ETF ................................................. 85,250 4,318
Vanguard FTSE All-World ex-US ETF ........................................ 345,717 22,551
Vanguard FTSE Developed Markets ETF ...................................... 2,815,952 156,511
Vanguard FTSE Emerging Markets ETF (b) .................................... 288,803 13,574
Vanguard FTSE Europe ETF ............................................... 748,247 57,435
Vanguard Mortgage-Backed Securities ETF .................................... 594,901 27,211
Vanguard Real Estate ETF ................................................ 53,025 4,736
Vanguard Total Bond Market ETF ........................................... 169,151 12,309
Vanguard Total Stock Market ETF ........................................... 127,648 37,003
Xtrackers USD High Yield Corporate Bond ETF (b) .............................. 286,722 10,454
Total Exchange-Traded Funds (Cost $1,014,412)
a
a
a
1,211,212
Affiliated Exchange-Traded Funds (29.5%)
VictoryShares Core Intermediate Bond ETF .................................... 8,400,445 390,539
VictoryShares Core Plus Intermediate Bond ETF (b) .............................. 8,819,323 190,497
VictoryShares Emerging Markets Value Momentum ETF .......................... 223,000 11,052
VictoryShares Free Cash Flow Growth ETF .................................... 3,347,525 83,856
VictoryShares Short-Term Bond ETF ......................................... 991,350 50,331

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 2,729,841 $ 67,980
Total Affiliated Exchange-Traded Funds (Cost $863,410)
a
a
a
794,255
Collateral for Securities Loaned (3.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (d) ........ 25,797,574 25,797
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (d) ............ 25,797,574 25,797
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (d) ............... 25,797,574 25,798
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .23% (d) . 25,797,574 25,798
Total Collateral for Securities Loaned (Cost $103,190)
a
a
a
103,190
Total Investments (Cost $2,491,421) — 102.7% 2,766,366
Liabilities in excess of other assets —  (2.7)% (73,041)
NET ASSETS - 100.00% $ 2,693,325
At May 31, 2025, the Fund's investments in foreign securities were 31.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rounds to less than $1 thousand.
(d) Rate disclosed is the daily yield on May 31, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 272 6/20/25 $ 15,211,089 $ 16,576,554 $ 1,365,465
Swiss Market IX Index Futures ......... 171 6/20/25 25,959,057 25,404,705 (554,352)
Tokyo Price Index Futures ............ 179 6/12/25 32,194,171 34,803,482 2,609,311
$ 3,420,424
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
FTSE 100 Index Futures .............. 481 6/20/25 $ 55,700,193 $ 56,899,824 $ (1,199,631)
Total unrealized appreciation $ 3,974,776
Total unrealized depreciation (1,753,983)
Total net unrealized appreciation (depreciation) $ 2,220,793

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Core
Intermediate Bond ETF ... $ 496,609 $ — $ (99,368) $ (17,239) $ 10,537 $ 390,539 8,400,445 $ 4,951 $ —
VictoryShares Core Plus
Intermediate Bond ETF ... 132,857 59,075 — — (1,435) 190,497 8,819,323 1,544 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 3,145 7,556 — — 351 11,052 223,000 22 —
VictoryShares Free Cash Flow
Growth ETF ........... 61,219 18,939 — — 3,698 83,856 3,347,525 7 —
VictoryShares Short-Term
Bond ETF ............ 50,232 — — — 99 50,331 991,350 586 —
VictoryShares WestEnd
Economic Cycle Bond ETF 38,651 29,738 — — (409) 67,980 2,729,841 396 —
$ 782,713 $ 115,308 $ (99,368) $ (17,239) $ 12,841 $ 794,255 24,511,484 $ 7,506 $ —

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (13.0%)
Communication Services (1.2%):
Alphabet, Inc. , Class A ................................................... 2,607 $ 447
AT&T, Inc. ........................................................... 17,438 485
Comcast Corp. , Class A .................................................. 13,016 450
Meta Platforms, Inc. , Class A .............................................. 412 267
Verizon Communications, Inc. .............................................. 9,354 411
2,060
Consumer Discretionary (0.7%):
Darden Restaurants, Inc. .................................................. 880 189
Expedia Group, Inc. ..................................................... 1,034 172
Lennar Corp. , Class A .................................................... 1,659 176
Lowe's Cos., Inc. ....................................................... 290 66
NIKE, Inc. , Class B ..................................................... 4,059 246
Tapestry, Inc. .......................................................... 909 71
The Home Depot, Inc. ................................................... 598 220
1,140
Consumer Staples (1.5%):
Altria Group, Inc. ....................................................... 9,411 570
Archer-Daniels-Midland Co. ............................................... 1,936 94
Kimberly-Clark Corp. .................................................... 2,434 350
PepsiCo, Inc. .......................................................... 3,165 416
Philip Morris International, Inc. ............................................. 4,458 805
Sysco Corp. ........................................................... 2,601 190
Target Corp. .......................................................... 1,584 149
2,574
Energy (0.3%):
Devon Energy Corp. ..................................................... 4,495 136
EOG Resources, Inc. .................................................... 1,090 118
Marathon Petroleum Corp. ................................................ 1,466 236
ONEOK, Inc. .......................................................... 858 70
Valero Energy Corp. ..................................................... 165 21
581
Financials (1.3%):
American Express Co. ................................................... 2,158 634
Ameriprise Financial, Inc. ................................................. 736 375
Everest Group Ltd. ...................................................... 314 109
JPMorgan Chase & Co. .................................................. 1,307 345
T. Rowe Price Group, Inc. ................................................. 107 10
The Goldman Sachs Group, Inc. ............................................ 1,275 766
2,239
Health Care (1.7%):
AbbVie, Inc. .......................................................... 3,145 585
Bristol-Myers Squibb Co. ................................................. 7,438 359
Cardinal Health, Inc. .................................................... 1,775 274
CVS Health Corp. ...................................................... 3,771 241
Gilead Sciences, Inc. .................................................... 6,413 706
Merck & Co., Inc. ...................................................... 5,030 387
Pfizer, Inc. ............................................................ 17,788 418
The Cigna Group ....................................................... 315 100
3,070
Industrials (1.1%):
A.O. Smith Corp. ....................................................... 913 59
Automatic Data Processing, Inc. ............................................ 395 129
Caterpillar, Inc. ........................................................ 1,553 540
Cummins, Inc. ......................................................... 130 42
FedEx Corp. .......................................................... 1,130 246
Lockheed Martin Corp. ................................................... 380 183
Masco Corp. .......................................................... 1,609 100
Otis Worldwide Corp. .................................................... 2,305 220

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
Paychex, Inc. .......................................................... 158 $ 25
United Parcel Service, Inc. , Class B .......................................... 3,256 318
1,862
Information Technology (4.5%):
Accenture PLC , Class A .................................................. 1,657 525
Apple, Inc. ........................................................... 5,892 1,184
Applied Materials, Inc. ................................................... 2,821 442
Broadcom, Inc. ........................................................ 2,168 525
Cisco Systems, Inc. ..................................................... 8,871 559
Cognizant Technology Solutions Corp. , Class A ................................. 3,339 271
Dell Technologies, Inc. , Class C ............................................ 2,852 317
HP, Inc. .............................................................. 2,031 51
KLA Corp. ........................................................... 682 516
Lam Research Corp. ..................................................... 6,391 516
Microsoft Corp. ........................................................ 3,619 1,666
Monolithic Power Systems, Inc. ............................................ 270 179
NetApp, Inc. .......................................................... 1,513 150
NXP Semiconductors NV ................................................. 1,931 369
QUALCOMM, Inc. ..................................................... 3,301 479
TE Connectivity PLC .................................................... 886 142
7,891
Materials (0.1%):
LyondellBasell Industries NV , Class A ........................................ 1,879 106
Steel Dynamics, Inc. ..................................................... 1,131 139
245
Real Estate (0.2%):
American Tower Corp. ................................................... 246 53
Crown Castle, Inc. ...................................................... 792 80
Equinix, Inc. .......................................................... 122 108
Prologis, Inc. .......................................................... 997 108
Welltower, Inc. ......................................................... 229 35
384
Utilities (0.4%):
Evergy, Inc. ........................................................... 1,687 112
Eversource Energy ...................................................... 3,402 220
FirstEnergy Corp. ....................................................... 4,763 200
NRG Energy, Inc. ....................................................... 1,508 235
767
Total Common Stocks (Cost $18,026)
a
a
a
22,813
Exchange-Traded Funds (43.4%)
Invesco DB Commodity Index Tracking Fund .................................. 22,900 478
Invesco RAFI Developed Markets ex-US ETF .................................. 35,176 1,982
Invesco RAFI Emerging Markets ETF ........................................ 58,676 1,302
iShares 0-5 Year TIPS Bond ETF ............................................ 26,740 2,746
iShares 1-3 Year Treasury Bond ETF ......................................... 35,334 2,920
iShares 20+ Year Treasury Bond ETF ......................................... 29,830 2,574
iShares 7-10 Year Treasury Bond ETF ........................................ 39,620 3,747
iShares Core MSCI Emerging Markets ETF .................................... 8,000 454
iShares Core S&P 500 ETF ................................................ 8,340 4,939
iShares Core S&P Small-Cap ETF ........................................... 14,173 1,493
iShares Core U.S. Aggregate Bond ETF ....................................... 59,632 5,850
iShares J.P. Morgan USD Emerging Markets Bond ETF (a) ......................... 26,527 2,403
iShares MSCI Canada ETF ................................................ 45,519 2,047
iShares MSCI International Momentum Factor ETF .............................. 71,831 3,210
iShares MSCI International Quality Factor ETF (a) ............................... 81,444 3,487
iShares MSCI Japan ETF ................................................. 54,196 4,017
JPMorgan BetaBuilders Canada ETF ......................................... 25,995 2,047
Schwab Fundamental Emerging Markets Equity ETF ............................. 72,547 2,279
Schwab Fundamental International Equity ETF ................................. 124,033 4,840

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
Schwab Fundamental International Small Equity ETF ............................. 50,100 $ 2,016
SPDR Gold Shares (a) (b) .................................................. 9,704 2,946
SPDR S&P Emerging Markets SmallCap ETF .................................. 7,496 446
VanEck Gold Miners ETF ................................................. 5,854 296
Vanguard FTSE All-World ex-US ETF ........................................ 23,591 1,539
Vanguard FTSE Developed Markets ETF ...................................... 69,444 3,860
Vanguard FTSE Emerging Markets ETF (a) .................................... 19,999 940
Vanguard FTSE Europe ETF ............................................... 45,759 3,512
Vanguard Mortgage-Backed Securities ETF .................................... 45,663 2,089
Vanguard Real Estate ETF ................................................ 7,052 630
Vanguard Short-Term Corporate Bond ETF .................................... 10,471 828
Vanguard Small-Cap Value ETF ............................................ 8,408 1,589
Vanguard Total Stock Market ETF ........................................... 7,851 2,276
Xtrackers USD High Yield Corporate Bond ETF (a) ............................... 20,332 741
Total Exchange-Traded Funds (Cost $66,702)
a
a
a
76,523
Affiliated Exchange-Traded Funds (42.5%)
VictoryShares Core Intermediate Bond ETF .................................... 805,047 37,427
VictoryShares Core Plus Intermediate Bond ETF ................................ 978,234 21,130
VictoryShares Emerging Markets Value Momentum ETF .......................... 19,770 980
VictoryShares Free Cash Flow Growth ETF .................................... 185,807 4,654
VictoryShares Short-Term Bond ETF ......................................... 82,859 4,207
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 265,000 6,599
Total Affiliated Exchange-Traded Funds (Cost $81,705)
a
a
a
74,997
Collateral for Securities Loaned (3.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (c) ........ 1,725,634 1,726
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (c) ............ 1,725,634 1,725
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (c) ............... 1,725,634 1,726
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .23% (c) . 1,725,634 1,726
Total Collateral for Securities Loaned (Cost $6,903)
a
a
a
6,903
Total Investments (Cost $173,336) — 102.8% 181,236
Liabilities in excess of other assets —  (2.8)% (4,870)
NET ASSETS - 100.00% $ 176,366
At May 31, 2025, the Fund's investments in foreign securities were 24.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rate disclosed is the daily yield on May 31, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
* Rounds to less than $1 thousand.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 16 6/20/25 $ 875,653 $ 975,091 $ 99,438
Swiss Market IX Index Futures ......... 11 6/20/25 1,672,273 1,634,221 (38,052)
Tokyo Price Index Futures ............ 13 6/12/25 2,348,198 2,527,627 179,429
$ 240,815
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 3 6/20/25 $ 309,134 $ 310,245 $ (1,111)
FTSE 100 Index Futures .............. 35 6/20/25 4,051,892 4,140,319 (88,427)
$ (89,538)
Total unrealized appreciation $ 278,867
Total unrealized depreciation (127,590)
Total net unrealized appreciation (depreciation) $ 151,277
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
5/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Moderately
Conservative Fund
VictoryShares Core
Intermediate Bond ETF ... $ 49,190 $ — $ (11,120) $ (1,877) $ 1,234 $ 37,427 805,047 $ 478 $ —
VictoryShares Core Plus
Intermediate Bond ETF ... 15,284 6,015 — — (169) 21,130 978,234 178 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 452 496 — — 32 980 19,770 3 —
VictoryShares Free Cash Flow
Growth ETF ........... 3,332 1,119 — — 203 4,654 185,807 — * —
VictoryShares Short-Term
Bond ETF ............ 4,198 — — — 9 4,207 82,859 49 —
VictoryShares WestEnd
Economic Cycle Bond ETF 3,537 3,098 — — (36) 6,599 265,000 36 —
$ 75,993 $ 10,728 $ (11,120) $ (1,877) $ 1,273 $ 74,997 2,336,717 $ 744 $ —

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.3%)
Argentina (0.2%):
Financials (0.2%):
Grupo Financiero Galicia SA , ADR (a) ........................................ 16,751 $ 972
Belgium (0.2%):
Materials (0.2%):
Titan SA ............................................................. 24,667 1,120
Brazil (6.6%):
Communication Services (0.2%):
TIM SA .............................................................. 321,700 1,096
Consumer Discretionary (1.0%):
Cury Construtora e Incorporadora SA ........................................ 209,600 1,050
Cyrela Brazil Realty SA Empreendimentos e Participacoes ......................... 98,900 432
Smartfit Escola de Ginastica e Danca SA ...................................... 193,400 812
Vibra Energia SA ....................................................... 710,456 2,507
Vivara Participacoes SA .................................................. 133,400 606
5,407
Consumer Staples (0.1%):
Tres Tentos Agroindustrial SA .............................................. 157,816 385
Energy (1.2%):
Brava Energia (a) ....................................................... 140,726 465
Petroleo Brasileiro SA - Petrobras , ADR ...................................... 348,204 4,019
PRIO SA (a) ........................................................... 276,800 1,885
6,369
Financials (2.2%):
B3 SA - Brasil Bolsa Balcao ............................................... 600,800 1,465
Banco ABC Brasil SA , Preference Shares ...................................... 153,300 562
Banco do Brasil SA ..................................................... 498,090 2,040
Banco do Estado do Rio Grande do Sul SA , Preference Shares ....................... 183,000 384
BB Seguridade Participacoes SA ............................................ 161,600 1,060
Itau Unibanco Holding SA , ADR ............................................ 669,157 4,410
Pagseguro Digital Ltd. , Class A ............................................. 235,301 2,096
12,017
Health Care (0.2%):
Rede D'Or Sao Luiz SA (b) ................................................ 203,900 1,347
Industrials (0.8%):
Embraer SA , ADR ...................................................... 23,676 1,089
Marcopolo SA , Preference Shares ........................................... 575,720 730
Motiva Infraestrutura de Mobilidade SA (a) .................................... 601,520 1,418
WEG SA ............................................................. 149,800 1,109
4,346
Materials (0.3%):
Vale SA , ADR ......................................................... 170,575 1,557
Real Estate (0.2%):
Multiplan Empreendimentos Imobiliarios SA ................................... 232,900 1,095
Utilities (0.4%):
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ........................ 64,500 1,324
Equatorial Energia SA ................................................... 74,800 479
Neoenergia SA ......................................................... 116,000 508
2,311
35,930
Chile (0.8%):
Consumer Discretionary (0.6%):
Falabella SA .......................................................... 648,524 3,096
Consumer Staples (0.1%):
Cencosud SA .......................................................... 257,170 885

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Real Estate (0.1%):
Cencosud Shopping SA .................................................. 187,520 $ 384
4,365
China (22.3%):
Communication Services (5.6%):
China Tower Corp. Ltd. , Class H (b) .......................................... 338,134 501
Kingnet Network Co. Ltd. , Class A .......................................... 381,900 841
NetEase, Inc. .......................................................... 232,700 5,627
Tencent Holdings Ltd. ................................................... 349,663 22,044
Tencent Music Entertainment Group , ADR ..................................... 83,370 1,404
30,417
Consumer Discretionary (5.9%):
361 Degrees International Ltd. ............................................. 835,000 458
Alibaba Group Holding Ltd. , Class W ........................................ 1,037,804 14,776
BYD Co. Ltd. ......................................................... 111,000 5,517
DPC Dash Ltd. (a) ...................................................... 71,300 862
Fuyao Glass Industry Group Co. Ltd. , Class A .................................. 76,700 617
Gree Electric Appliances, Inc. of Zhuhai , Class A ................................ 207,799 1,337
Hisense Home Appliances Group Co. Ltd. , Class H ............................... 337,000 1,109
JD.com, Inc. , Class SW .................................................. 40,750 660
Meituan , Class W (a) (b) ................................................... 207,100 3,582
Midea Group Co. Ltd. , Class A ............................................. 189,200 2,073
TravelSky Technology Ltd. , Class H ......................................... 361,000 512
Zhejiang Shuanghuan Driveline Co. Ltd. , Class A ................................ 180,000 792
32,295
Consumer Staples (0.8%):
China Resources Beverage Holdings Co. Ltd. (a) ................................. 275,800 460
Giant Biogene Holding Co. Ltd. (b) .......................................... 165,800 1,494
Hengan International Group Co. Ltd. ......................................... 433,500 1,171
Tsingtao Brewery Co. Ltd. , Class H .......................................... 180,000 1,245
4,370
Energy (0.4%):
PetroChina Co. Ltd. , Class H .............................................. 2,336,000 1,955
Financials (5.1%):
Agricultural Bank of China Ltd. , Class H ...................................... 3,208,000 2,056
China Construction Bank Corp. , Class H ...................................... 9,870,000 8,825
China Merchants Bank Co. Ltd. , Class H ...................................... 971,000 6,012
China Pacific Insurance Group Co. Ltd. , Class H ................................ 599,800 1,863
Chongqing Rural Commercial Bank Co. Ltd. , Class H ............................. 2,120,000 1,747
FinVolution Group , ADR ................................................. 45,897 384
Huatai Securities Co. Ltd. , Class A .......................................... 772,100 1,790
Ping An Insurance Group Co. of China Ltd. .................................... 894,500 5,225
27,902
Health Care (1.1%):
3SBio, Inc. (b) ......................................................... 232,000 558
Aurisco Pharmaceutical Co. Ltd. , Class A ...................................... 247,600 723
Gushengtang Holdings Ltd. ................................................ 130,010 607
Shanghai Conant Optical Co. Ltd. , Class H .................................... 174,500 659
Sinopharm Group Co. Ltd. , Class H .......................................... 953,199 2,298
WuXi XDC Cayman, Inc. (a) ............................................... 179,000 910
5,755
Industrials (1.0%):
ANE Cayman, Inc. (a) .................................................... 688,500 749
Anhui Expressway Co. Ltd. , Class H ......................................... 576,000 897
China Communications Services Corp. Ltd. , Class H .............................. 754,000 433
CIMC Enric Holdings Ltd. ................................................ 604,000 464
Henan Pinggao Electric Co. Ltd. , Class A ...................................... 357,800 762
Yutong Bus Co. Ltd. , Class A .............................................. 108,800 373
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A ............................ 116,300 416

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
ZTO Express Cayman, Inc. , ADR ........................................... 84,115 $ 1,480
5,574
Information Technology (1.3%):
Foxconn Industrial Internet Co. Ltd. , Class A ................................... 248,400 650
GDS Holdings Ltd. , Class A (a) (c) ........................................... 168,200 498
Lenovo Group Ltd. ...................................................... 1,176,000 1,343
Luxshare Precision Industry Co. Ltd. , Class A ................................... 221,200 928
Xiaomi Corp. , Class W (a) (b) ............................................... 608,400 3,916
7,335
Materials (0.9%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 655,000 1,702
China Hongqiao Group Ltd. ............................................... 521,500 927
Shanjin International Gold Co. Ltd. , Class A .................................... 433,300 1,187
Tianshan Aluminum Group Co. Ltd. , Class A ................................... 797,300 851
4,667
Real Estate (0.2%):
Ever Sunshine Services Group Ltd. .......................................... 2,592,000 626
Greentown China Holdings Ltd. ............................................ 595,500 718
1,344
121,614
Greece (0.4%):
Consumer Discretionary (0.4%):
JUMBO SA ........................................................... 12,511 406
OPAP SA ............................................................. 92,834 1,996
2,402
Hong Kong (0.9%):
Communication Services (0.2%):
NetEase Cloud Music, Inc. (a) (b) ............................................ 35,900 965
Consumer Discretionary (0.2%):
Bosideng International Holdings Ltd. ......................................... 1,830,000 1,022
Consumer Staples (0.2%):
Want Want China Holdings Ltd. ............................................ 1,276,000 819
Health Care (0.1%):
The United Laboratories International Holdings Ltd. .............................. 416,000 774
Real Estate (0.0%):(d)
China Jinmao Holdings Group Ltd. (a) ........................................ 1,872,000 254
Utilities (0.2%):
China Water Affairs Group Ltd. ............................................. 572,000 445
Kunlun Energy Co. Ltd. .................................................. 718,000 717
1,162
4,996
Hungary (1.2%):
Communication Services (0.2%):
Magyar Telekom Telecommunications PLC .................................... 159,137 792
Financials (0.6%):
OTP Bank Nyrt ........................................................ 44,482 3,377
Health Care (0.4%):
Richter Gedeon Nyrt .................................................... 71,550 2,084
6,253
India (14.8%):
Communication Services (0.8%):
Bharti Airtel Ltd. ....................................................... 52,311 1,136
Indus Towers Ltd. (a) .................................................... 681,710 3,064
Just Dial Ltd. (a) ........................................................ 38,254 397
4,597

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Consumer Discretionary (1.4%):
ASK Automotive Ltd. .................................................... 148,949 $ 787
Cartrade Tech Ltd. (a) .................................................... 35,239 640
Ceat Ltd. (a) ........................................................... 32,229 1,424
Crompton Greaves Consumer Electricals Ltd. ................................... 242,660 1,002
Mahindra & Mahindra Ltd. (a) .............................................. 60,417 2,105
MakeMyTrip Ltd. (a) ..................................................... 16,662 1,694
7,652
Energy (0.4%):
Aegis Logistics Ltd. ..................................................... 55,748 520
Bharat Petroleum Corp. Ltd. ............................................... 285,459 1,064
Mangalore Refinery & Petrochemicals Ltd. (a) .................................. 210,624 355
1,939
Financials (4.2%):
Angel One Ltd. ........................................................ 13,585 483
Axis Bank Ltd. ........................................................ 107,705 1,503
Bajaj Finance Ltd. ...................................................... 10,566 1,135
City Union Bank Ltd. .................................................... 204,536 469
Home First Finance Co. India Ltd. (b) ......................................... 43,489 649
ICICI Bank Ltd. ........................................................ 67,276 1,141
ICICI Bank Ltd. , ADR ................................................... 331,498 11,350
LIC Housing Finance Ltd. ................................................. 275,432 1,924
Nippon Life India Asset Management Ltd. (b) ................................... 111,679 968
Nuvama Wealth Management Ltd. ........................................... 6,173 520
Shriram Finance Ltd. .................................................... 180,780 1,353
The Karur Vysya Bank Ltd. ................................................ 605,169 1,570
23,065
Health Care (1.3%):
Alivus Life Sciences Ltd. (a) ............................................... 15,271 186
Dr Reddy's Laboratories Ltd. (a) ............................................. 90,588 1,327
JB Chemicals & Pharmaceuticals Ltd. ........................................ 26,637 522
Jubilant Pharmova Ltd. (a) ................................................. 29,701 407
Narayana Hrudayalaya Ltd. ................................................ 73,441 1,496
Onesource Specialty Pharma Ltd. (a) ......................................... 22,517 507
Strides Pharma Science Ltd. ............................................... 49,933 474
Sun Pharmaceutical Industries Ltd. .......................................... 112,185 2,202
7,121
Industrials (1.6%):
Bharat Electronics Ltd. ................................................... 350,654 1,579
BLS International Services Ltd. ............................................. 155,382 740
CMS Info Systems Ltd. .................................................. 101,290 583
Elecon Engineering Co. Ltd. ............................................... 88,343 687
Electrosteel Castings Ltd. (a) ............................................... 325,460 392
Firstsource Solutions Ltd. ................................................. 113,232 492
HG Infra Engineering Ltd. (a) .............................................. 48,139 631
J Kumar Infraprojects Ltd. (a) .............................................. 103,409 856
RR Kabel Ltd. ......................................................... 41,899 699
Sagility India Ltd. (a) .................................................... 1,260,989 583
Transformers & Rectifiers India Ltd. ......................................... 169,232 1,034
Transport Corp. of India Ltd. ............................................... 35,672 469
8,745
Information Technology (0.8%):
Infosys Ltd. , ADR ...................................................... 160,216 2,914
KPIT Technologies Ltd. .................................................. 39,100 612
Mastek Ltd. ........................................................... 15,573 424
Zensar Technologies Ltd. ................................................. 57,327 559
4,509
Materials (3.3%):
Castrol India Ltd. ....................................................... 323,898 820
Dhanuka Agritech Ltd. (a) ................................................. 38,203 737

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Hindalco Industries Ltd. (a) ................................................ 426,941 $ 3,168
Maharashtra Seamless Ltd. ................................................ 73,712 597
MOIL Ltd. ............................................................ 197,218 872
National Aluminium Co. Ltd. .............................................. 358,279 757
Ratnamani Metals & Tubes Ltd. ............................................ 29,189 969
Shree Digvijay Cement Co. Ltd. ............................................ 1,556,486 1,503
UltraTech Cement Ltd. ................................................... 30,492 4,001
UPL Ltd. (a) ........................................................... 261,050 1,919
Vedanta Ltd. .......................................................... 239,778 1,223
Welspun Corp. Ltd. ..................................................... 143,707 1,576
18,142
Real Estate (0.3%):
ITC Hotels Ltd. (a) ...................................................... 207,166 524
Oberoi Realty Ltd. ...................................................... 23,763 486
Sunteck Realty Ltd. (a) ................................................... 92,971 452
1,462
Utilities (0.7%):
Mahanagar Gas Ltd. ..................................................... 36,037 559
Power Grid Corp. of India Ltd. ............................................. 717,624 2,434
VA Tech Wabag Ltd. (a) ................................................... 33,338 635
3,628
80,860
Indonesia (2.8%):
Communication Services (0.4%):
PT Telkom Indonesia Persero Tbk , ADR (a) (c) .................................. 123,365 2,116
Consumer Staples (0.2%):
Japfa Comfeed Indonesia Tbk PT ........................................... 3,104,600 306
PT Sumber Alfaria Trijaya Tbk (a) ........................................... 4,158,500 621
927
Energy (0.2%):
PT AKR Corporindo Tbk ................................................. 3,281,800 256
PT United Tractors Tbk .................................................. 583,900 804
1,060
Financials (1.5%):
PT Bank Mandiri Persero Tbk .............................................. 11,387,980 3,701
PT Bank Rakyat Indonesia Persero Tbk ....................................... 17,784,846 4,841
8,542
Health Care (0.1%):
Kalbe Farma Tbk PT (a) .................................................. 4,876,000 453
Materials (0.2%):
Aneka Tambang Tbk (a) .................................................. 4,640,900 885
PT Adaro Minerals Indonesia Tbk (a) ......................................... 7,369,900 466
1,351
Real Estate (0.1%):
PT Ciputra Development Tbk .............................................. 9,295,500 560
Utilities (0.1%):
PT Perusahaan Gas Negara Tbk ............................................. 4,368,100 487
15,496
Ireland (0.3%):
Consumer Discretionary (0.3%):
PDD Holdings, Inc. , ADR (a) ............................................... 17,628 1,701
Luxembourg (0.2%):
Materials (0.2%):
Ternium SA , ADR ...................................................... 45,797 1,254

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd. ....................................................... 540,400 $ 1,055
Malaysia (0.8%):
Consumer Staples (0.1%):
Carlsberg Brewery Malaysia Bhd ........................................... 78,700 361
Health Care (0.3%):
KPJ Healthcare Bhd ..................................................... 2,501,100 1,598
Industrials (0.1%):
My EG Services Bhd .................................................... 2,768,800 600
Materials (0.1%):
Malayan Cement Bhd .................................................... 626,500 744
Real Estate (0.2%):
Eco World Development Group Bhd ......................................... 1,204,900 538
Matrix Concepts Holdings Bhd ............................................. 811,100 267
805
Utilities (0.0%):(d)
Mega First Corp. Bhd .................................................... 285,300 254
4,362
Mexico (3.7%):
Communication Services (0.4%):
America Movil SAB de CV , ADR ........................................... 128,794 2,177
Consumer Staples (0.5%):
Coca-Cola Femsa SAB de CV , ADR ......................................... 12,536 1,191
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 932,600 1,657
2,848
Energy (0.1%):
Vista Energy SAB de CV , ADR (a) ........................................... 11,568 573
Financials (1.5%):
Gentera SAB de CV ..................................................... 229,125 451
Grupo Financiero Banorte SAB de CV , Class O ................................. 808,437 7,148
Regional SAB de CV .................................................... 94,114 732
8,331
Health Care (0.1%):
Genomma Lab Internacional SAB de CV , Class B ................................ 325,155 377
Materials (0.8%):
Cemex SAB de CV , ADR ................................................. 294,281 2,016
GCC SAB de CV ....................................................... 85,435 794
Grupo Mexico SAB de CV , Class B .......................................... 323,464 1,774
4,584
Real Estate (0.3%):
Corp Inmobiliaria Vesta SAB de CV (c) ....................................... 345,691 997
FIBRA Macquarie Mexico (b) .............................................. 265,652 436
1,433
20,323
Netherlands (0.6%):
Real Estate (0.6%):
NEPI Rockcastle NV .................................................... 392,094 3,015
Panama (0.2%):
Industrials (0.2%):
Copa Holdings SA , Class A ................................................ 9,943 1,072
Philippines (0.2%):
Communication Services (0.1%):
Converge Information and Communications Technology Solutions, Inc. ................ 1,387,100 501

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Financials (0.1%):
Security Bank Corp. ..................................................... 315,300 $ 362
Utilities (0.0%):(d)
Manila Water Co., Inc. ................................................... 215,100 128
991
Poland (0.9%):
Consumer Discretionary (0.4%):
LPP SA .............................................................. 537 2,071
Financials (0.5%):
Alior Bank SA (a) ....................................................... 13,825 385
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 122,361 2,463
2,848
4,919
Russian Federation (0.0%):
Communication Services (0.0%):
Mobile TeleSystems PJSC , ADR (a) (e) (f) ...................................... 253,826 —
Energy (0.0%):
Gazprom PJSC (a) (e) (f) ................................................... 1,087,480 —
Rosneft Oil Co. PJSC , GDR (a) (e) (f) ......................................... 457,159 —
—
Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC (a) (e) (f) .................................. 196,760 —
Sberbank of Russia PJSC (a) (e) (f) ........................................... 687,954 —
Sberbank of Russia PJSC , ADR (a) (e) (f) ....................................... 329,652 —
—
—
Saudi Arabia (2.8%):
Communication Services (0.6%):
Saudi Telecom Co. ...................................................... 311,840 3,481
Consumer Discretionary (0.5%):
United Electronics Co. ................................................... 111,355 2,578
Financials (1.4%):
Alinma Bank .......................................................... 571,459 3,938
Saudi Awwal Bank ...................................................... 396,101 3,563
7,501
Industrials (0.2%):
Riyadh Cables Group Co. ................................................. 37,019 1,370
Real Estate (0.1%):
Arabian Centres Co. (b) ................................................... 74,640 393
15,323
Singapore (0.7%):
Communication Services (0.3%):
Sea Ltd. , ADR (a) ....................................................... 9,539 1,530
Consumer Discretionary (0.4%):
Trip.com Group Ltd. , ADR ................................................ 35,169 2,203
3,733
South Africa (3.6%):
Consumer Discretionary (0.5%):
Foschini Group Ltd. ..................................................... 271,216 2,027
Truworths International Ltd. ............................................... 91,543 373
2,400
Financials (1.8%):
Capitec Bank Holdings Ltd. ............................................... 15,026 2,881
Nedbank Group Ltd. ..................................................... 274,520 3,902
Santam Ltd. ........................................................... 22,305 520

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Standard Bank Group Ltd. ................................................ 206,587 $ 2,681
9,984
Health Care (0.5%):
Life Healthcare Group Holdings Ltd. ......................................... 1,028,575 819
Netcare Ltd. ........................................................... 2,477,816 2,082
2,901
Industrials (0.3%):
Bidvest Group Ltd. ...................................................... 113,716 1,544
Materials (0.5%):
Gold Fields Ltd. ........................................................ 76,172 1,741
Pan African Resources PLC ............................................... 1,949,339 1,190
2,931
19,760
South Korea (11.4%):
Communication Services (0.4%):
Krafton, Inc. (a) ........................................................ 4,750 1,269
SOOP Co. Ltd. ......................................................... 10,313 632
1,901
Consumer Discretionary (0.4%):
Hyundai Mobis Co. Ltd. .................................................. 8,889 1,630
Silicon2 Co. Ltd. (a) ..................................................... 11,654 398
2,028
Consumer Staples (0.2%):
E-MART, Inc. ......................................................... 6,683 442
Kolmar Korea Co. Ltd. ................................................... 7,807 469
911
Financials (2.1%):
DB Insurance Co. Ltd. ................................................... 12,920 942
JB Financial Group Co. Ltd. ............................................... 81,186 1,110
KB Financial Group, Inc. ................................................. 27,418 2,064
KIWOOM Securities Co. Ltd. .............................................. 17,430 2,051
Samsung Securities Co. Ltd. ............................................... 58,062 2,541
Shinhan Financial Group Co. Ltd. ........................................... 70,006 2,929
11,637
Health Care (0.6%):
Classys, Inc. .......................................................... 28,494 1,176
Hugel, Inc. (a) ......................................................... 1,848 443
PharmaResearch Co. Ltd. ................................................. 2,865 935
T&L Co. Ltd. .......................................................... 14,112 641
3,195
Industrials (2.0%):
GS Holdings Corp. ...................................................... 54,098 1,705
Hanwha Aerospace Co. Ltd. ............................................... 2,557 1,500
Hanwha Vision Co. Ltd. (a) ................................................ 3,461 130
HD Hyundai Electric Co. Ltd. .............................................. 6,755 1,850
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. .......................... 6,230 1,424
Hyosung Heavy Industries Corp. ............................................ 2,251 1,007
Hyundai Glovis Co. Ltd. .................................................. 4,746 390
Hyundai Rotem Co. Ltd. .................................................. 22,336 2,365
Samsung E&A Co. Ltd. .................................................. 27,543 434
10,805
Information Technology (5.4%):
Douzone Bizon Co. Ltd. .................................................. 11,626 468
Innox Advanced Materials Co. Ltd. .......................................... 36,718 600
IsuPetasys Co. Ltd. ...................................................... 13,279 369
LEENO Industrial, Inc. ................................................... 12,654 362
PSK, Inc. ............................................................. 16,035 212
Samsung Electronics Co. Ltd. .............................................. 401,407 16,294

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
SK Hynix, Inc. ......................................................... 77,345 $ 11,413
29,718
Materials (0.3%):
Hyosung TNC Corp. ..................................................... 2,013 354
OCI Holdings Co. Ltd. ................................................... 3,746 193
Poongsan Corp. ........................................................ 17,926 805
Wonik Materials Co. Ltd. ................................................. 25,073 370
1,722
61,917
Taiwan (18.0%):
Consumer Discretionary (0.8%):
Johnson Health Tech Co. Ltd. .............................................. 145,000 710
Lion Travel Service Co. Ltd. ............................................... 94,000 516
Minth Group Ltd. ....................................................... 210,000 565
Taiwan Paiho Ltd. ...................................................... 155,000 298
Tong Yang Industry Co. Ltd. ............................................... 535,000 2,308
4,397
Health Care (0.1%):
Bora Pharmaceuticals Co. Ltd. ............................................. 21,000 535
Industrials (1.0%):
Advanced Energy Solution Holding Co. Ltd. ................................... 24,000 811
Airtac International Group ................................................ 82,344 2,527
Bizlink Holding, Inc. .................................................... 52,000 1,092
China Airlines Ltd. ...................................................... 463,000 339
Fortune Electric Co. Ltd. ................................................. 52,800 792
5,561
Information Technology (15.5%):
Arcadyan Technology Corp. ............................................... 57,000 403
ASE Technology Holding Co. Ltd. , ADR ...................................... 320,730 3,008
ASE Technology Holding Co. Ltd. ........................................... 591,000 2,690
ASMedia Technology, Inc. ................................................ 8,000 509
Chenbro Micom Co. Ltd. ................................................. 51,000 538
Chicony Electronics Co. Ltd. .............................................. 81,000 452
Chroma ATE, Inc. ...................................................... 137,000 1,511
Compeq Manufacturing Co. Ltd. ............................................ 514,000 1,030
Elite Material Co. Ltd. ................................................... 107,000 2,629
Genius Electronic Optical Co. Ltd. .......................................... 35,000 454
Getac Holdings Corp. (a) .................................................. 188,000 754
Gold Circuit Electronics Ltd. ............................................... 125,100 1,065
King Slide Works Co. Ltd. ................................................ 10,000 671
King Yuan Electronics Co. Ltd. ............................................. 586,000 1,857
Lotes Co. Ltd. ......................................................... 21,000 897
MediaTek, Inc. ......................................................... 181,000 7,434
MPI Corp. ............................................................ 19,000 497
Novatek Microelectronics Corp. ............................................ 95,000 1,618
Phison Electronics Corp. .................................................. 29,000 484
Quanta Computer, Inc. (a) ................................................. 395,000 3,495
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,520,000 48,493
Tripod Technology Corp. ................................................. 98,000 692
Wiwynn Corp. ......................................................... 16,000 1,259
Yageo Corp. ........................................................... 108,704 1,743
84,183
Materials (0.6%):
Nan Pao Resins Chemical Co. Ltd. .......................................... 32,000 373
Taiwan Hon Chuan Enterprise Co. Ltd. ....................................... 334,000 1,626
Tung Ho Steel Enterprise Corp. ............................................. 622,000 1,334
3,333
98,009

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Thailand (0.7%):
Consumer Discretionary (0.1%):
Com7 PCL, NVDR ..................................................... 645,200 $ 391
Consumer Staples (0.2%):
CP ALL PCL, NVDR .................................................... 911,200 1,303
Energy (0.4%):
PTT Exploration & Production PCL , Class F ................................... 285,200 850
PTT Exploration & Production PCL, NVDR ................................... 380,500 1,134
1,984
Real Estate (0.0%):(d)
Sansiri PCL, NVDR ..................................................... 619,300 25
Utilities (0.0%):(d)
Gunkul Engineering PCL, NVDR ........................................... 7,759,800 344
4,047
Turkey (0.8%):
Consumer Staples (0.4%):
BIM Birlesik Magazalar A/S ............................................... 163,340 1,985
Financials (0.1%):
Turkiye Sigorta A/S ..................................................... 1,595,188 672
Industrials (0.3%):
Aselsan Elektronik Sanayi Ve Ticaret A/S ...................................... 279,707 926
Pegasus Hava Tasimaciligi A/S (a) ........................................... 135,884 837
1,763
4,420
United Arab Emirates (0.5%):
Industrials (0.2%):
Air Arabia PJSC ........................................................ 928,329 897
Real Estate (0.3%):
Emaar Properties PJSC ................................................... 438,461 1,570
2,467
United Kingdom (0.6%):
Consumer Staples (0.4%):
Unilever PLC ......................................................... 37,519 2,390
Health Care (0.2%):
Hikma Pharmaceuticals PLC ............................................... 35,037 1,011
3,401
United States (0.7%):
Consumer Discretionary (0.2%):
SharkNinja, Inc. (a) ...................................................... 11,659 1,072
Energy (0.3%):
Schlumberger NV ...................................................... 44,195 1,461
Health Care (0.2%):
BeOne Medicines Ltd. (a) ................................................. 60,200 1,148
3,681
Uruguay (1.2%):
Consumer Discretionary (1.2%):
Arcos Dorados Holdings, Inc. , Class A ........................................ 121,514 900
MercadoLibre, Inc. (a) .................................................... 2,201 5,641
6,541
Total Common Stocks (Cost $429,883) 535,999
Rights (0.0%)(d)
South Korea (0.0%):(d)
Industrials (0.0%):(d)
Hanwha Aerospace Co. Ltd. , expiring 7/3/25 (a) ................................. 185 17
Total Rights (Cost $–) 17

Victory Portfolios III
Victory Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 4,261
Mobile TeleSystems PJSC , ADR .................................
4/4/2016
2,117
Moscow Exchange MICEX-RTS PJSC ............................
5/4/2020
331
Rosneft Oil Co. PJSC , GDR ....................................
3/6/2020
2,920
Sberbank of Russia PJSC ......................................
3/2/2015
800
Sberbank of Russia PJSC , ADR ..................................
11/11/2020
4,362
Security Description Shares
Value
(000)
Exchange-Traded Funds (0.2%)
United States (0.2%):
iShares MSCI Emerging Markets Small-Cap ETF ................................ 17,423 $ 1,069
Total Exchange-Traded Funds (Cost $973) 1,069
Collateral for Securities Loaned (0.2%)^
United States (0.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (g) ........ 262,665 263
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (g) ............ 262,665 262
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (g) ............... 262,665 263
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .23% (g) . 262,665 263
Total Collateral for Securities Loaned (Cost $1,051) 1,051
Total Investments (Cost $431,907) — 98.7% 538,136
Other assets in excess of liabilities — 1.3% 7,378
NET ASSETS - 100.00% $ 545,514
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2025, the fair value of these securities was $14,809
(thousands) and amounted to 2.7% of net assets.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at May 31, 2025 (amounts in thousands):
(f) Security was fair valued using significant unobservable inputs as of May 31, 2025.
(g) Rate disclosed is the daily yield on May 31, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.0%)
Australia (1.9%):
Consumer Staples (0.4%):
Coles Group Ltd. ....................................................... 17,307 $ 241
Financials (0.4%):
QBE Insurance Group Ltd. ................................................ 16,950 253
Industrials (0.5%):
Computershare Ltd. ..................................................... 12,619 327
Utilities (0.6%):
Origin Energy Ltd. ...................................................... 52,667 367
1,188
Bermuda (0.3%):
Financials (0.3%):
Everest Group Ltd. ...................................................... 622 216
Canada (6.7%):
Consumer Discretionary (0.6%):
Gildan Activewear, Inc. .................................................. 8,192 381
Energy (2.2%):
Canadian Natural Resources Ltd. ............................................ 15,504 471
Cenovus Energy, Inc. .................................................... 17,761 234
Suncor Energy, Inc. ..................................................... 18,982 675
1,380
Financials (2.6%):
Bank of Montreal ....................................................... 4,961 533
Canadian Imperial Bank of Commerce ........................................ 12,344 840
Sun Life Financial, Inc. .................................................. 4,577 295
1,668
Materials (1.3%):
Kinross Gold Corp. ..................................................... 34,384 508
Nutrien Ltd. ........................................................... 4,811 284
792
4,221
China (0.9%):
Industrials (0.9%):
Yangzijiang Shipbuilding Holdings Ltd. ....................................... 327,800 537
France (4.0%):
Health Care (0.3%):
Sanofi SA ............................................................ 1,923 191
Industrials (2.3%):
Cie de Saint-Gobain SA .................................................. 9,551 1,075
Eiffage SA ............................................................ 2,996 412
1,487
Utilities (1.4%):
Engie SA ............................................................. 39,867 860
2,538
Germany (5.2%):
Communication Services (1.0%):
Deutsche Telekom AG ................................................... 17,129 649
Financials (1.5%):
Allianz SE , Registered Shares .............................................. 2,308 915
Industrials (1.2%):
Deutsche Post AG ...................................................... 8,611 386
GEA Group AG ........................................................ 5,776 387
773

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Materials (1.5%):
Heidelberg Materials AG ................................................. 4,978 $ 976
3,313
Hong Kong (1.6%):
Consumer Staples (1.0%):
WH Group Ltd. ........................................................ 683,000 628
Industrials (0.6%):
Techtronic Industries Co. Ltd. .............................................. 35,000 390
1,018
Ireland (1.5%):
Financials (0.5%):
Bank of Ireland Group PLC ............................................... 23,666 321
Information Technology (1.0%):
TE Connectivity PLC .................................................... 4,079 653
974
Italy (1.0%):
Utilities (1.0%):
Enel SpA ............................................................. 71,857 661
Japan (7.6%):
Consumer Discretionary (0.7%):
Isuzu Motors Ltd. ....................................................... 30,700 415
Financials (2.6%):
SBI Holdings, Inc. ...................................................... 13,700 415
Sompo Holdings, Inc. .................................................... 16,900 512
Tokio Marine Holdings, Inc. ............................................... 16,600 702
1,629
Health Care (0.3%):
Shionogi & Co. Ltd. ..................................................... 12,900 215
Industrials (1.7%):
Fujikura Ltd. .......................................................... 13,100 608
Komatsu Ltd. .......................................................... 14,400 438
1,046
Materials (1.3%):
Nitto Denko Corp. ...................................................... 31,900 580
Shin-Etsu Chemical Co. Ltd. ............................................... 8,300 265
845
Utilities (1.0%):
Tokyo Gas Co. Ltd. ..................................................... 19,200 644
4,794
Netherlands (2.3%):
Communication Services (1.4%):
Koninklijke KPN NV .................................................... 191,587 901
Consumer Staples (0.9%):
Koninklijke Ahold Delhaize NV ............................................ 13,863 585
1,486
Portugal (0.7%):
Energy (0.7%):
Galp Energia SGPS SA ................................................... 28,116 450
Singapore (0.9%):
Financials (0.9%):
DBS Group Holdings Ltd. ................................................. 7,200 248
Oversea-Chinese Banking Corp. Ltd. ......................................... 24,100 303
551
Spain (3.9%):
Financials (2.6%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 64,010 961

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Banco Santander SA ..................................................... 84,517 $ 674
1,635
Utilities (1.3%):
Iberdrola SA .......................................................... 44,513 816
2,451
Sweden (0.3%):
Information Technology (0.3%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 25,381 216
Switzerland (5.9%):
Consumer Staples (1.4%):
Coca-Cola HBC AG ..................................................... 16,258 847
Health Care (2.6%):
Novartis AG , Registered Shares ............................................. 7,744 894
Roche Holding AG ...................................................... 2,354 763
1,657
Information Technology (0.7%):
Logitech International SA , Class R .......................................... 5,368 448
Materials (1.2%):
Glencore PLC ......................................................... 48,514 184
Holcim AG ........................................................... 5,357 594
778
3,730
United Kingdom (5.2%):
Consumer Staples (2.3%):
Imperial Brands PLC .................................................... 10,966 416
Reckitt Benckiser Group PLC .............................................. 2,746 186
Tesco PLC ............................................................ 167,625 877
1,479
Energy (0.9%):
Shell PLC ............................................................ 16,748 553
Shell PLC-DRIP ....................................................... 16,748 6
559
Financials (1.3%):
HSBC Holdings PLC .................................................... 72,113 849
Industrials (0.7%):
Intertek Group PLC ..................................................... 6,655 430
3,317
United States (49.1%):
Communication Services (0.5%):
Verizon Communications, Inc. .............................................. 6,817 300
Consumer Discretionary (3.1%):
Best Buy Co., Inc. ...................................................... 6,114 405
Lowe's Cos., Inc. ....................................................... 1,607 363
The Home Depot, Inc. ................................................... 1,883 693
The TJX Cos., Inc. ...................................................... 1,859 236
Williams-Sonoma, Inc. ................................................... 1,656 268
1,965
Consumer Staples (5.4%):
Altria Group, Inc. ....................................................... 10,062 610
Colgate-Palmolive Co. ................................................... 4,250 395
Kimberly-Clark Corp. .................................................... 5,331 766
Philip Morris International, Inc. ............................................. 4,706 850
Sysco Corp. ........................................................... 4,313 315
Target Corp. .......................................................... 1,848 174
The Clorox Co. ........................................................ 2,483 327
3,437

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Energy (3.5%):
Devon Energy Corp. ..................................................... 12,350 $ 374
EOG Resources, Inc. .................................................... 6,910 750
Marathon Petroleum Corp. ................................................ 2,630 423
Ovintiv, Inc. .......................................................... 7,769 278
Valero Energy Corp. ..................................................... 3,017 389
2,214
Financials (9.5%):
American Express Co. ................................................... 1,243 366
American Financial Group, Inc. ............................................. 4,623 573
Ameriprise Financial, Inc. ................................................. 1,081 550
Capital One Financial Corp. ............................................... 1,998 378
Cincinnati Financial Corp. ................................................ 2,647 399
Fidelity National Financial, Inc. ............................................ 12,078 662
Interactive Brokers Group, Inc. ............................................. 1,430 300
JPMorgan Chase & Co. .................................................. 2,333 616
Synchrony Financial ..................................................... 10,709 617
The Goldman Sachs Group, Inc. ............................................ 826 496
The PNC Financial Services Group, Inc. ...................................... 1,978 344
The Western Union Co. ................................................... 18,329 170
W.R. Berkley Corp. ..................................................... 7,257 542
6,013
Health Care (7.5%):
AbbVie, Inc. .......................................................... 5,018 934
Bristol-Myers Squibb Co. ................................................. 12,738 615
Cardinal Health, Inc. .................................................... 2,041 315
Gilead Sciences, Inc. .................................................... 6,802 749
Johnson & Johnson ..................................................... 4,552 706
McKesson Corp. ....................................................... 479 345
Merck & Co., Inc. ...................................................... 4,545 349
The Cigna Group ....................................................... 1,318 417
UnitedHealth Group, Inc. ................................................. 1,075 325
4,755
Industrials (4.8%):
Booz Allen Hamilton Holding Corp. ......................................... 3,186 339
C.H. Robinson Worldwide, Inc. ............................................. 4,281 411
EMCOR Group, Inc. .................................................... 923 436
Expeditors International of Washington, Inc. .................................... 2,680 302
Lockheed Martin Corp. ................................................... 1,084 523
Masco Corp. .......................................................... 7,025 438
Owens Corning ........................................................ 2,830 379
United Parcel Service, Inc. , Class B .......................................... 2,372 231
3,059
Information Technology (9.8%):
Apple, Inc. ........................................................... 6,337 1,273
Applied Materials, Inc. ................................................... 3,422 536
Cisco Systems, Inc. ..................................................... 18,436 1,162
Cognizant Technology Solutions Corp. , Class A ................................. 7,076 573
HP, Inc. .............................................................. 22,233 554
KLA Corp. ........................................................... 795 602
NetApp, Inc. .......................................................... 6,779 672
QUALCOMM, Inc. ..................................................... 6,027 875
6,247
Materials (4.5%):
CF Industries Holdings, Inc. ............................................... 7,121 646
LyondellBasell Industries NV , Class A ........................................ 5,336 301
Nucor Corp. ........................................................... 3,060 335
Packaging Corp. of America ............................................... 3,507 677
Reliance, Inc. .......................................................... 1,400 410

Victory Portfolios III
Victory Global Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Steel Dynamics, Inc. ..................................................... 3,775 $ 465
2,834
Utilities (0.5%):
OGE Energy Corp. ...................................................... 6,612 294
31,118
Total Common Stocks (Cost $55,516) 62,779
Total Investments (Cost $55,516) — 99.0% 62,779
Other assets in excess of liabilities — 1.0% 647
NET ASSETS - 100.00% $ 63,426
DRIP
—
Dividend Reinvestment Programmes
PLC
—
Public Limited Company

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (1.6%)
ABS Other (0.8%):
Consumers 2014 Securitization Funding LLC , Series 2014-A , Class A3 , 3 .53% , 5/1/29 ..... $ 2,517 $ 2,472
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 4,000 3,874
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 3,333 2,939
9,285
Agency ABS Other (0.8%):
Nelnet Student Loan Trust ................................................
Series 2006-3 , Class B , 4 .87% ( SOFR90A + 51 bps ) , 6/25/41 , Callable 6/25/25 @ 100 (a) 1,214 1,084
Series 2015-3A , Class A2 , 5 .04% ( SOFR30A + 71 bps ) , 2/27/51 , Callable 5/25/30 @
100 (a) (b) ......................................................... 835 833
Series 2019-5 , Class A , 2 .53% , 10/25/67 , Callable 2/25/33 @ 100 (b) .............. 3,490 3,164
SLM Student Loan Trust ..................................................
Series 2006-4 , Class B , 4 .82% ( SOFR90A + 46 bps ) , 1/25/70 , Callable 4/25/31 @ 100 (a) 1,951 1,837
Series 2013-6 , Class A3 , 5 .09% ( SOFR30A + 76 bps ) , 6/26/28 (a) .................. 1,566 1,540
8,458
Total Asset-Backed Securities (Cost $18,494)
a
a
a
17,743
Collateralized Mortgage Obligations (16.8%)
Agency CMO (0.2%):
Federal Home Loan Mortgage Corporation , Series 4772 , Class ZG , 4 .50% , 12/15/47 ....... 2,183 2,103
Agency CMO Floating (0.1%):
Federal Home Loan Mortgage Corporation .....................................
Series 3134 , Class FA , 4 .75% ( SOFR30A + 41 bps ) , 3/15/36 (a) ................... 246 243
Series 4023 , Class PF , 5 .00% ( SOFR30A + 66 bps ) , 10/15/41 (a) ................... 207 207
Federal National Mortgage Association .......................................
Series 2005-29 , Class FY , 4 .74% ( SOFR30A + 41 bps ) , 4/25/35 (a) ................. 429 425
Series 2007-84 , Class F , 4 .74% ( SOFR30A + 41 bps ) , 8/25/37 (a) .................. 276 272
1,147
Agency CMO Other (4.4%):
Federal Home Loan Mortgage Corporation .....................................
Series 4623 , Class H , 2 .50% , 11/15/44 .................................... 949 868
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 3,057 3,094
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 2,671 2,621
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 2,684 2,693
Series 7897 , Class V , 5 .00% , 8/1/53 ...................................... 3,000 2,983
Federal National Mortgage Association .......................................
Series 2012-100 , Class BA , 1 .50% , 9/25/27 ................................ 86 84
Series 2012-102 , Class GA , 1 .38% , 9/25/27 ................................ 147 143
Series 2012-103 , Class HB , 1 .50% , 9/25/27 ................................ 96 93
Series 2012-107 , Class GC , 1 .50% , 10/25/27 ............................... 140 137
Series 2012-73 , Class DC , 1 .50% , 7/25/27 ................................. 239 232
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 1,015 1,024
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 3,053 3,037
Series 2025-33 , Class P , 5 .00% , 5/25/54 ................................... 2,975 2,950
Government National Mortgage Association ....................................
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 2,505 2,163
Series 2022-68 , Class WQ , 3 .69% , 5/20/50 (c) .............................. 3,779 3,612
Series 2022-90 , Class QU , 4 .00% , 11/20/49 ................................ 5,396 5,157
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 3,452 3,471
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 1,427 1,435
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 1,705 1,704
Series 2023-149 , Class D , 5 .50% , 9/20/47 ................................. 1,112 1,112
Series 2023-53 , Class QA , 5 .00% , 6/20/49 ................................. 3,037 3,041
Series 2024-160 , Class H , 4 .00% , 9/20/62 ................................. 3,239 3,191
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 617 610
Series 2024-20 , Class PA , 4 .50% , 2/20/54 ................................. 1,863 1,835
Series 2024-97 , Class MC , 5 .00% , 1/20/64 ................................. 1,874 1,867
49,157

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Agency Commercial MBS (12.1%):
Federal Home Loan Mortgage Corporation .....................................
Series K049 , Class A2 , 3 .01% , 7/25/25 ................................... $ 1,946 $ 1,938
Series K051 , Class A2 , 3 .31% , 9/25/25 ................................... 8,684 8,638
Series K057 , Class A2 , 2 .57% , 7/25/26 ................................... 6,979 6,846
Series K080 , Class A2 , 3 .93% , 7/25/28 (c) ................................. 15,000 14,856
Series K126 , Class A2 , 2 .07% , 1/25/31 ................................... 2,860 2,532
Series K136 , Class A2 , 2 .13% , 11/25/31 ................................... 5,000 4,341
Series K141 , Class A2 , 2 .25% , 2/25/32 ................................... 2,000 1,741
Series K142 , Class A2 , 2 .40% , 3/25/32 ................................... 3,000 2,630
Series K143 , Class A2 , 2 .35% , 3/25/32 ................................... 5,000 4,365
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 5,183 4,546
Series K145 , Class A2 , 2 .58% , 5/25/32 ................................... 3,423 3,026
Series K146 , Class A2 , 2 .92% , 6/25/32 ................................... 3,000 2,704
Series K147 , Class A2 , 3 .00% , 6/25/32 (c) ................................. 3,000 2,717
Series K149 , Class A2 , 3 .53% , 8/25/32 ................................... 3,000 2,805
Series K523 , Class AS , 4 .90% ( SOFR30A + 55 bps ) , 4/25/29 (a) ................... 2,999 3,001
Series K536 , Class AS , 4 .85% ( SOFR30A + 50 bps ) , 11/25/29 (a) .................. 2,750 2,750
Series K733 , Class AM , 3 .75% , 9/25/25 ................................... 5,000 4,976
Series K759 , Class A2 , 4 .80% , 1/25/32 (c) ................................. 3,000 3,045
Series KC03 , Class A2 , 3 .50% , 1/25/26 ................................... 6,856 6,809
Series KPLB2 , Class A , 4 .83% , 6/25/33 (d) ................................. 5,000 5,041
Federal National Mortgage Association .......................................
Series 2015-M13 , Class A2 , 2 .67% , 6/25/25 (c) .............................. 401 401
Series 2016-M5 , Class A2 , 2 .47% , 4/25/26 ................................. 2,404 2,362
Series 2017-M12 , Class A2 , 3 .06% , 6/25/27 (c) .............................. 3,668 3,583
Series 2017-M8 , Class A2 , 3 .06% , 5/25/27 (c) ............................... 5,960 5,824
Series 2018-M10 , Class A2 , 3 .35% , 7/25/28 (c) .............................. 7,859 7,675
Series 2018-M4 , Class A2 , 3 .06% , 3/25/28 (c) ............................... 2,016 1,958
Series 2021-M3G , Class A2 , 1 .24% , 1/25/31 (c) ............................. 3,000 2,537
Series 2022-M12 , Class A , 3 .10% , 12/25/28 (c) .............................. 5,947 5,735
Series 2022-M13 , Class A2 , 2 .59% , 6/25/32 ................................ 8,671 7,640
Series 2022-M3 , Class A2 , 1 .71% , 11/25/31 (c) .............................. 4,000 3,358
Series 2023-M4 , Class A2 , 3 .77% , 9/25/32 (c) ............................... 4,000 3,794
134,174
Total Collateralized Mortgage Obligations (Cost $186,417)
a
a
a
186,581
Corporate Bonds (0.8%)
Energy (0.3%):
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 3,378 3,341
Financials (0.2%):
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 2,234 2,194
Utilities (0.3%):
Tennessee Valley Authority , 3 .50% , 12/15/42 ................................... 5,000 3,994
Total Corporate Bonds (Cost $9,956)
a
a
a
9,529
Municipal Bonds (0.7%)
Hawaii (0.2%):
State of Hawaii Department of Business Economic Development & Tourism Revenue , Series
A-2 , 3 .24% , 1/1/31 .................................................. 182 178
State of Hawaii, GO , Series GN , 4 .94% , 10/1/37 , Continuously Callable @100 ........... 2,000 1,945
2,123
Louisiana (0.5%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .15% , 2/1/33 .............................................. 3,000 2,941
Series A , 4 .28% , 2/1/36 .............................................. 2,000 1,908

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series A1-A3 , 5 .08% , 6/1/31 ........................................... $ 695 $ 700
5,549
Total Municipal Bonds (Cost $7,876)
a
a
a
7,672
U.S. Government Agency Mortgages (47.3%)
Federal Farm Credit Banks Funding Corporation
4 .58% , 4/2/29 ..................................................... 1,500 1,493
5 .93% , 7/14/33 .................................................... 2,500 2,501
6 .00% , 6/5/34 ..................................................... 4,000 4,000
5 .14% , 10/30/34 .................................................... 3,000 2,946
2 .55% , 12/21/34 .................................................... 3,000 2,449
2 .20% , 9/2/36 ..................................................... 2,000 1,500
5 .60% , 8/5/39 ..................................................... 4,000 3,969
6 .19% , 6/17/44 .................................................... 2,500 2,480
21,338
Federal Home Loan Banks
1 .25% , 8/16/27 (c) (e) ................................................ 1,000 954
5 .25% , 9/25/34 .................................................... 3,000 2,957
3,911
Federal Home Loan Mortgage Corporation
4 .05% , 10/1/29 .................................................... 4,000 3,926
4 .40% , 11/1/29 ..................................................... 3,355 3,336
3 .00% , 3/1/32 - 5/1/52 ............................................... 13,558 12,204
3 .50% , 10/1/33 - 7/1/52 .............................................. 13,977 12,769
4 .00% , 10/1/33 - 12/1/52 ............................................. 21,941 20,608
5 .50% , 12/1/35 - 1/1/55 .............................................. 27,973 27,841
1 .50% , 4/1/37 ..................................................... 2,869 2,517
5 .00% , 3/1/38 - 5/1/55 ............................................... 41,059 40,148
2 .50% , 5/1/42 ..................................................... 2,399 2,098
4 .50% , 11/1/42 - 10/1/52 .............................................. 9,250 8,845
3 .99% ( SOFR30A + 227 bps ) , 8/1/52 (a) .................................... 6,249 6,107
6 .50% , 2/1/53 ..................................................... 2,759 2,841
6 .00% , 8/1/53 - 3/1/55 ............................................... 13,174 13,337
156,577
Federal National Mortgage Association
2 .25% , 11/1/26 ..................................................... 1,745 1,692
3 .00% , 2/1/27 - 4/1/52 ............................................... 19,228 16,681
2 .48% , 11/1/29 ..................................................... 875 808
1 .74% , 2/1/31 ..................................................... 3,001 2,569
1 .64% , 9/1/31 ..................................................... 1,250 1,052
1 .21% , 10/1/32 (c) .................................................. 2,402 2,065
2 .13% , 1/1/34 ..................................................... 4,000 3,321
5 .00% , 12/1/35 - 4/1/53 .............................................. 17,248 16,925
5 .50% , 11/1/37 - 4/1/55 .............................................. 25,761 25,613
4 .50% , 1/1/38 - 1/1/53 ............................................... 32,374 30,768
4 .00% , 4/1/38 - 7/1/53 ............................................... 38,632 35,832
6 .00% , 5/1/38 - 11/1/54 .............................................. 2,753 2,800
2 .50% , 6/1/41 - 3/1/52 ............................................... 19,670 16,444
3 .50% , 1/1/42 - 7/1/52 ............................................... 31,460 28,384
3 .48% , 7/1/42 ..................................................... 516 462
2 .44% , 10/1/51 .................................................... 2,575 1,627
2 .00% , 11/1/51 - 12/1/51 .............................................. 23,810 18,652
205,695

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Government National Mortgage Association
7 .00% , 5/15/27 - 7/15/32 ............................................. $ 254 $ 261
8 .00% , 5/15/27 - 9/15/30 ............................................. 94 98
7 .50% , 2/15/28 - 10/20/54 ............................................. 5,611 5,653
6 .00% , 4/15/28 - 10/20/53 ............................................. 6,923 7,135
6 .50% , 5/15/28 - 8/20/34 ............................................. 920 958
6 .75% , 5/15/28 .................................................... 2 2
5 .50% , 4/20/33 - 2/20/54 ............................................. 20,553 20,681
5 .00% , 5/20/33 - 9/20/53 ............................................. 13,228 13,011
4 .50% , 9/15/39 - 9/20/53 ............................................. 19,194 18,475
4 .00% , 7/15/40 - 11/20/40 ............................................. 1,625 1,536
2 .50% , 2/20/50 - 7/20/53 ............................................. 37,584 31,495
3 .00% , 8/20/51 - 12/20/52 ............................................. 23,863 20,782
3 .50% , 4/20/52 - 6/20/52 ............................................. 3,438 3,045
123,132
Small Business Administration Pools
4 .65% ( PRIME - 285 bps ) , 9/25/31 (a) ..................................... 2,495 2,487
7 .13% ( PRIME - 38 bps ) , 2/25/32 (a) ...................................... 2,142 2,219
8 .38% ( PRIME + 88 bps ) , 2/25/32 (a) ...................................... 1,640 1,730
9 .10% ( PRIME + 160 bps ) , 2/25/32 (a) ..................................... 2,069 2,209
7 .63% ( PRIME + 13 bps ) , 6/25/32 (a) ...................................... 1,570 1,640
5 .00% ( PRIME - 250 bps ) , 9/25/32 (a) ..................................... 2,087 2,092
5 .75% ( PRIME - 175 bps ) , 10/25/34 (a) ..................................... 882 895
13,272
Total U.S. Government Agency Mortgages (Cost $550,791)
a
a
a
523,925
U.S. Treasury Obligations (31.9%)
U.S. Treasury Bonds
5 .25% , 2/15/29 .................................................... 5,000 5,237
1 .75% , 8/15/41 .................................................... 7,000 4,546
2 .00% , 11/15/41 .................................................... 5,000 3,370
3 .38% , 8/15/42 .................................................... 5,000 4,116
3 .75% , 11/15/43 .................................................... 6,000 5,139
3 .00% , 5/15/45 .................................................... 8,000 5,995
5 .00% , 5/15/45 .................................................... 5,000 5,052
U.S. Treasury Notes
0 .38% , 1/31/26 .................................................... 6,000 5,847
3 .63% , 5/15/26 .................................................... 5,200 5,174
0 .75% , 5/31/26 .................................................... 4,000 3,868
1 .38% , 8/31/26 .................................................... 7,000 6,773
1 .88% , 2/28/27 .................................................... 10,250 9,894
2 .75% , 4/30/27 .................................................... 10,000 9,786
2 .63% , 5/31/27 .................................................... 10,500 10,242
3 .13% , 8/31/27 .................................................... 13,000 12,789
4 .13% , 9/30/27 .................................................... 6,000 6,033
1 .13% , 2/29/28 .................................................... 7,500 6,968
1 .25% , 4/30/28 .................................................... 5,000 4,643
2 .88% , 5/15/28 .................................................... 5,000 4,863
1 .25% , 5/31/28 .................................................... 5,000 4,633
1 .00% , 7/31/28 .................................................... 3,000 2,745
1 .13% , 8/31/28 .................................................... 5,000 4,582
1 .25% , 9/30/28 .................................................... 3,500 3,214
1 .38% , 10/31/28 .................................................... 8,200 7,546
2 .63% , 2/15/29 .................................................... 12,000 11,475
2 .38% , 3/31/29 .................................................... 14,100 13,336
2 .88% , 4/30/29 .................................................... 16,000 15,401
2 .38% , 5/15/29 .................................................... 11,300 10,670
2 .75% , 5/31/29 ..................................................... 13,750 13,164
3 .88% , 11/30/29 .................................................... 14,000 13,958
3 .88% , 12/31/29 .................................................... 8,000 7,975
3 .50% , 1/31/30 .................................................... 10,000 9,806
4 .88% , 10/31/30 .................................................... 11,000 11,452

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
0 .88% , 11/15/30 .................................................... $ 15,000 $ 12,710
1 .63% , 5/15/31 .................................................... 10,000 8,715
1 .25% , 8/15/31 .................................................... 21,000 17,738
2 .88% , 5/15/32 .................................................... 13,000 11,991
4 .13% , 11/15/32 .................................................... 13,000 12,945
3 .50% , 2/15/33 .................................................... 15,000 14,288
3 .38% , 5/15/33 .................................................... 18,000 16,948
3 .88% , 8/15/34 .................................................... 8,000 7,710
Total U.S. Treasury Obligations (Cost $364,033)
a
a
a
353,337
Shares
Investment Companies (0.2%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 4 .18% (f) ............ 1,694 1,694
Total Investment Companies (Cost $1,694)
a
a
a
1,694
Principal Amount
(000)
Repurchase Agreements (0.8%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co. , 4 .31% , purchased on
5/30/25, with a maturity date of 6/02/25, with a repurchase value of $9,003 (collateralized by
U.S. Treasury Bonds , 4.75%, due 5/15/55, with an aggregate value of $9,180) ............ 9,000 9,000
Total Repurchase Agreements (Cost $9,000)
a
a
a
9,000
Total Investments (Cost $1,148,261) — 100.1% 1,109,481
Liabilities in excess of other assets —  (0.1)% (1,320)
NET ASSETS - 100.00% $ 1,108,161
(a) Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2025.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2025, the fair value of these securities was $3,997
(thousands) and amounted to 0.4% of net assets.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at May 31, 2025.
(d) Security is interest only.
(e) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(f) Rate disclosed is the daily yield on May 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
LLC
—
Limited Liability Company
MBS
—
Mortgage-Backed Securities
PRIME
—
US Prime rate, rate disclosed as of May 31, 2025.
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of May 31, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of May 31, 2025.

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (48.0%)
Communication Services (5.3%):
Alphabet, Inc. , Class A ................................................... 56,780 $ 9,752
Alphabet, Inc. , Class C ................................................... 53,042 9,168
AT&T, Inc. ........................................................... 2,783 77
Charter Communications, Inc. , Class A (a) ..................................... 189 75
Comcast Corp. , Class A .................................................. 29,196 1,009
Electronic Arts, Inc. ..................................................... 1,990 286
Live Nation Entertainment, Inc. (a) ........................................... 1,691 232
Meta Platforms, Inc. , Class A .............................................. 22,559 14,607
Netflix, Inc. (a) ......................................................... 5,103 6,161
News Corp. , Class A ..................................................... 2,721 77
Omnicom Group, Inc. .................................................... 1,760 129
The Interpublic Group of Cos., Inc. .......................................... 2,760 66
The Walt Disney Co. .................................................... 13,618 1,539
T-Mobile US, Inc. ...................................................... 3,497 847
44,025
Consumer Discretionary (4.6%):
Amazon.com, Inc. (a) .................................................... 76,433 15,670
AutoZone, Inc. (a) ....................................................... 236 881
Bath & Body Works, Inc. ................................................. 1,449 41
Best Buy Co., Inc. ...................................................... 1,247 83
Booking Holdings, Inc. ................................................... 416 2,296
CarMax, Inc. (a) ........................................................ 1,130 73
Carnival Corp. (a) ....................................................... 2,770 64
Chipotle Mexican Grill, Inc. (a) ............................................. 16,242 813
D.R. Horton, Inc. ....................................................... 3,028 358
Darden Restaurants, Inc. .................................................. 1,474 316
eBay, Inc. ............................................................ 6,771 495
Expedia Group, Inc. ..................................................... 575 96
Ford Motor Co. ........................................................ 14,951 155
Garmin Ltd. ........................................................... 1,028 209
Genuine Parts Co. ...................................................... 1,110 141
Hasbro, Inc. ........................................................... 1,004 67
Hilton Worldwide Holdings, Inc. ............................................ 3,004 746
Lennar Corp. , Class A .................................................... 1,491 158
Lennar Corp. , Class B ................................................... 1 — (b)
Lowe's Cos., Inc. ....................................................... 7,215 1,629
Marriott International, Inc. , Class A .......................................... 2,951 779
McDonald's Corp. ...................................................... 7,151 2,244
NIKE, Inc. , Class B ..................................................... 9,000 545
O'Reilly Automotive, Inc. (a) ............................................... 771 1,054
PulteGroup, Inc. ........................................................ 2,359 231
Ralph Lauren Corp. ..................................................... 420 116
Ross Stores, Inc. ....................................................... 2,808 393
Royal Caribbean Cruises Ltd. .............................................. 2,197 565
Starbucks Corp. ........................................................ 10,260 861
Tapestry, Inc. .......................................................... 3,019 237
Tesla, Inc. (a) .......................................................... 3,426 1,187
The Home Depot, Inc. ................................................... 10,473 3,857
The TJX Cos., Inc. ...................................................... 9,986 1,267
Tractor Supply Co. ...................................................... 6,907 334
Victoria's Secret & Co. (a) ................................................. 1 — (b)
Wynn Resorts Ltd. ...................................................... 87 8
Yum! Brands, Inc. ...................................................... 2,220 320
38,289
Consumer Staples (2.2%):
Altria Group, Inc. ....................................................... 11,731 711
Brown-Forman Corp. , Class B (c) ........................................... 316 10
Colgate-Palmolive Co. ................................................... 5,377 500
Constellation Brands, Inc. , Class A .......................................... 980 175
Costco Wholesale Corp. .................................................. 4,112 4,277

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
Kimberly-Clark Corp. .................................................... 1,970 $ 283
Mondelez International, Inc. , Class A ......................................... 10,190 688
Monster Beverage Corp. (a) ................................................ 3,722 238
PepsiCo, Inc. .......................................................... 2,100 276
Philip Morris International, Inc. ............................................. 9,877 1,784
Sysco Corp. ........................................................... 3,290 240
The Coca-Cola Co. ...................................................... 23,340 1,683
The Estee Lauder Cos., Inc. ............................................... 1,480 99
The Hershey Co. ....................................................... 910 146
The J.M. Smucker Co. ................................................... 785 88
The Kroger Co. ........................................................ 7,825 534
The Procter & Gamble Co. ................................................ 16,183 2,749
Tyson Foods, Inc. , Class A ................................................ 1,740 98
Walmart, Inc. .......................................................... 39,279 3,878
18,457
Energy (1.1%):
Baker Hughes Co. ...................................................... 8,513 315
Chevron Corp. ......................................................... 716 98
ConocoPhillips Co. ..................................................... 12,984 1,108
Coterra Energy, Inc. ..................................................... 2,120 52
Devon Energy Corp. ..................................................... 4,751 144
Diamondback Energy, Inc. ................................................ 2,110 284
EOG Resources, Inc. .................................................... 3,683 400
Exxon Mobil Corp. ..................................................... 35,349 3,616
Hess Corp. ............................................................ 2,683 355
Marathon Petroleum Corp. ................................................ 6,445 1,036
Occidental Petroleum Corp. ............................................... 1,424 58
ONEOK, Inc. .......................................................... 5,513 446
Phillips 66 Co. ......................................................... 2,813 319
The Williams Cos., Inc. .................................................. 14,335 867
Valero Energy Corp. ..................................................... 2,568 331
9,429
Financials (7.5%):
Aflac, Inc. ............................................................ 6,523 675
American Express Co. ................................................... 6,406 1,884
American International Group, Inc. .......................................... 6,463 547
Ameriprise Financial, Inc. ................................................. 1,152 587
Aon PLC , Class A ...................................................... 2,315 861
Arthur J. Gallagher & Co. ................................................. 2,370 823
Bank of America Corp. ................................................... 80,661 3,560
Berkshire Hathaway, Inc. , Class B (a) ......................................... 16,505 8,318
Blackrock, Inc. ........................................................ 1,116 1,094
Capital One Financial Corp. ............................................... 8,261 1,563
Chubb Ltd. ........................................................... 3,365 1,000
Cincinnati Financial Corp. ................................................ 970 146
Citigroup, Inc. ......................................................... 838 63
CME Group, Inc. ....................................................... 1,700 491
Comerica, Inc. ......................................................... 1,299 74
Fidelity National Information Services, Inc. .................................... 1,180 94
Fifth Third Bancorp ..................................................... 5,810 222
Fiserv, Inc. (a) .......................................................... 3,840 625
Global Payments, Inc. .................................................... 783 59
Huntington Bancshares, Inc. ............................................... 1,619 25
Intercontinental Exchange, Inc. ............................................. 5,129 922
JPMorgan Chase & Co. .................................................. 30,491 8,050
KeyCorp ............................................................. 2,645 42
Lincoln National Corp. ................................................... 1,733 57
Loews Corp. .......................................................... 2,090 187
M&T Bank Corp. ....................................................... 660 121
Marsh & McLennan Cos., Inc. ............................................. 5,030 1,175
Mastercard, Inc. , Class A ................................................. 8,421 4,931
MetLife, Inc. .......................................................... 4,994 392

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
Millrose Properties, Inc. .................................................. 1,333 $ 37
Moody's Corp. ......................................................... 1,532 734
Morgan Stanley ........................................................ 14,862 1,903
MSCI, Inc. ........................................................... 991 559
Nasdaq, Inc. .......................................................... 3,477 290
Northern Trust Corp. .................................................... 40 4
PayPal Holdings, Inc. (a) .................................................. 6,960 489
Principal Financial Group, Inc. ............................................. 2,475 193
Prudential Financial, Inc. ................................................. 2,120 220
Raymond James Financial, Inc. ............................................. 1,988 292
Regions Financial Corp. .................................................. 9,785 210
S&P Global, Inc. ....................................................... 3,289 1,687
State Street Corp. ....................................................... 2,324 224
Synchrony Financial ..................................................... 6,100 352
T. Rowe Price Group, Inc. ................................................. 1,970 184
The Allstate Corp. ...................................................... 3,038 638
The Bank of New York Mellon Corp. ......................................... 5,526 490
The Charles Schwab Corp. ................................................ 8,304 734
The Goldman Sachs Group, Inc. ............................................ 3,096 1,859
The Hartford Insurance Group, Inc. .......................................... 2,900 376
The PNC Financial Services Group, Inc. ...................................... 2,716 472
The Progressive Corp. ................................................... 5,434 1,548
The Travelers Cos., Inc. .................................................. 2,350 648
Truist Financial Corp. .................................................... 2,758 109
U.S. Bancorp .......................................................... 2,150 94
Visa, Inc. , Class A ...................................................... 16,518 6,032
W.R. Berkley Corp. ..................................................... 4,011 300
Wells Fargo & Co. ...................................................... 34,972 2,615
Willis Towers Watson PLC ................................................ 801 254
Zions Bancorp NA ...................................................... 1,309 62
62,197
Health Care (4.3%):
Abbott Laboratories ..................................................... 15,054 2,011
AbbVie, Inc. .......................................................... 16,170 3,009
Agilent Technologies, Inc. ................................................. 2,762 309
Amgen, Inc. ........................................................... 4,703 1,355
Becton Dickinson & Co. .................................................. 1,310 226
Biogen, Inc. (a) ......................................................... 816 106
Boston Scientific Corp. (a) ................................................. 12,299 1,295
Cardinal Health, Inc. .................................................... 2,310 357
Cencora, Inc. .......................................................... 1,410 411
CVS Health Corp. ...................................................... 6,602 423
Danaher Corp. ......................................................... 5,012 952
DaVita, Inc. (a) ......................................................... 748 102
Edwards Lifesciences Corp. (a) ............................................. 5,760 450
Elevance Health, Inc. .................................................... 2,248 863
Eli Lilly & Co. ......................................................... 8,708 6,424
Gilead Sciences, Inc. .................................................... 8,764 965
HCA Healthcare, Inc. .................................................... 2,570 980
Humana, Inc. .......................................................... 886 206
IDEXX Laboratories, Inc. (a) ............................................... 808 415
Intuitive Surgical, Inc. (a) ................................................. 3,159 1,745
Johnson & Johnson ..................................................... 13,286 2,062
Labcorp Holdings, Inc. ................................................... 522 130
McKesson Corp. ....................................................... 1,449 1,042
Merck & Co., Inc. ...................................................... 15,316 1,177
Mettler-Toledo International, Inc. (a) ......................................... 250 289
Quest Diagnostics, Inc. ................................................... 600 104
ResMed, Inc. .......................................................... 1,315 322
Revvity, Inc. .......................................................... 680 61
Stryker Corp. .......................................................... 3,361 1,286
The Cigna Group ....................................................... 2,052 650
Thermo Fisher Scientific, Inc. .............................................. 3,390 1,365

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
UnitedHealth Group, Inc. ................................................. 6,743 $ 2,036
Vertex Pharmaceuticals, Inc. (a) ............................................. 2,479 1,096
Waters Corp. (a) ........................................................ 690 241
Zoetis, Inc. ........................................................... 4,481 756
35,221
Industrials (4.2%):
3M Co. .............................................................. 610 90
Allegion PLC ......................................................... 613 87
Amentum Holdings, Inc. (a) ................................................ 1,021 21
AMETEK, Inc. ........................................................ 2,775 496
Automatic Data Processing, Inc. ............................................ 4,040 1,315
Carrier Global Corp. ..................................................... 7,990 569
Caterpillar, Inc. ........................................................ 5,172 1,800
Cintas Corp. .......................................................... 4,174 945
Copart, Inc. (a) ......................................................... 9,139 470
CSX Corp. ............................................................ 24,027 759
Cummins, Inc. ......................................................... 1,300 418
Deere & Co. .......................................................... 3,331 1,686
Dover Corp. ........................................................... 936 166
Eaton Corp. PLC ....................................................... 4,314 1,381
Emerson Electric Co. .................................................... 4,724 564
Equifax, Inc. .......................................................... 1,023 270
Expeditors International of Washington, Inc. .................................... 1,577 178
Fastenal Co. ........................................................... 10,764 445
FedEx Corp. .......................................................... 1,690 369
Fortive Corp. .......................................................... 1,835 129
GE Vernova, Inc. ....................................................... 2,834 1,340
General Dynamics Corp. .................................................. 1,726 481
General Electric Co. ..................................................... 11,332 2,787
Honeywell International, Inc. .............................................. 4,610 1,045
Howmet Aerospace, Inc. .................................................. 3,713 631
Illinois Tool Works, Inc. .................................................. 1,946 477
Ingersoll Rand, Inc. ..................................................... 4,166 340
Jacobs Solutions, Inc. .................................................... 963 122
Johnson Controls International PLC .......................................... 6,676 677
L3Harris Technologies, Inc. ............................................... 808 197
Lockheed Martin Corp. ................................................... 1,618 780
Masco Corp. .......................................................... 2,230 139
Norfolk Southern Corp. .................................................. 2,167 536
Northrop Grumman Corp. ................................................. 1,346 653
Old Dominion Freight Line, Inc. ............................................ 1,764 283
Otis Worldwide Corp. .................................................... 2,705 258
PACCAR, Inc. ......................................................... 3,846 361
Parker-Hannifin Corp. ................................................... 1,216 808
Paychex, Inc. .......................................................... 2,957 467
Pentair PLC ........................................................... 869 86
Quanta Services, Inc. .................................................... 1,444 495
Republic Services, Inc. ................................................... 2,086 537
Robert Half, Inc. ....................................................... 740 34
Rockwell Automation, Inc. ................................................ 980 309
RTX Corp. ............................................................ 9,870 1,347
Southwest Airlines Co. ................................................... 4,050 135
Stanley Black & Decker, Inc. .............................................. 663 43
Textron, Inc. .......................................................... 2,069 153
The Boeing Co. (a) ...................................................... 3,526 731
Trane Technologies PLC .................................................. 2,801 1,205
TransDigm Group, Inc. ................................................... 593 871
Union Pacific Corp. ..................................................... 6,447 1,429
United Rentals, Inc. ..................................................... 750 531
Veralto Corp. .......................................................... 2,045 207
Verisk Analytics, Inc. .................................................... 1,450 456
W.W. Grainger, Inc. ..................................................... 478 520
Waste Management, Inc. .................................................. 3,791 914

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
Westinghouse Air Brake Technologies Corp. .................................... 1,745 $ 353
Xylem, Inc. ........................................................... 1,548 195
35,091
Information Technology (16.9%):
Accenture PLC , Class A .................................................. 5,486 1,738
Adobe, Inc. (a) ......................................................... 4,438 1,842
Advanced Micro Devices, Inc. (a) ............................................ 16,362 1,812
Akamai Technologies, Inc. (a) .............................................. 1,250 95
Amphenol Corp. , Class A ................................................. 11,268 1,013
Analog Devices, Inc. .................................................... 2,646 566
ANSYS, Inc. (a) ........................................................ 796 263
Apple, Inc. ........................................................... 146,293 29,383
Applied Materials, Inc. ................................................... 10,023 1,571
Arista Networks, Inc. (a) .................................................. 9,456 819
Autodesk, Inc. (a) ....................................................... 1,733 513
Broadcom, Inc. ........................................................ 41,300 9,998
Cadence Design Systems, Inc. (a) ............................................ 2,583 742
Cisco Systems, Inc. ..................................................... 31,509 1,986
Cognizant Technology Solutions Corp. , Class A ................................. 3,759 304
Corning, Inc. .......................................................... 7,670 380
Fortinet, Inc. (a) ........................................................ 7,291 742
Gartner, Inc. (a) ........................................................ 387 169
Hewlett Packard Enterprise Co. ............................................. 6,048 105
HP, Inc. .............................................................. 9,218 230
International Business Machines Corp. ........................................ 4,045 1,048
Intuit, Inc. ............................................................ 2,547 1,919
Keysight Technologies, Inc. (a) ............................................. 1,865 293
KLA Corp. ........................................................... 1,554 1,176
Lam Research Corp. ..................................................... 15,932 1,287
Microchip Technology, Inc. ................................................ 2,740 159
Micron Technology, Inc. .................................................. 10,075 952
Microsoft Corp. ........................................................ 71,508 32,919
Motorola Solutions, Inc. .................................................. 1,485 617
NetApp, Inc. .......................................................... 2,469 245
NVIDIA Corp. ......................................................... 243,911 32,960
Oracle Corp. .......................................................... 18,586 3,077
QUALCOMM, Inc. ..................................................... 11,987 1,741
Roper Technologies, Inc. .................................................. 798 455
Salesforce, Inc. ........................................................ 6,223 1,651
Seagate Technology Holdings PLC .......................................... 2,325 274
ServiceNow, Inc. (a) ..................................................... 1,714 1,733
Synopsys, Inc. (a) ....................................................... 1,398 649
TE Connectivity PLC .................................................... 2,933 470
Texas Instruments, Inc. ................................................... 8,840 1,616
VeriSign, Inc. .......................................................... 690 188
Western Digital Corp. (a) .................................................. 920 47
139,747
Materials (0.8%):
Air Products and Chemicals, Inc. ............................................ 1,398 390
Avery Dennison Corp. ................................................... 660 117
Ball Corp. ............................................................ 2,732 146
CF Industries Holdings, Inc. ............................................... 2,537 230
Corteva, Inc. .......................................................... 4,359 308
Dow, Inc. ............................................................ 1,327 37
DuPont de Nemours, Inc. ................................................. 2,966 198
Eastman Chemical Co. ................................................... 940 74
Ecolab, Inc. ........................................................... 1,433 381
Freeport-McMoRan, Inc. ................................................. 15,881 611
International Flavors & Fragrances, Inc. ....................................... 197 15
International Paper Co. ................................................... 2,781 133
Linde PLC ............................................................ 4,727 2,210
Martin Marietta Materials, Inc. ............................................. 721 395

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
a
Value
(000)
Nucor Corp. ........................................................... 2,641 $ 289
PPG Industries, Inc. ..................................................... 1,640 182
The Mosaic Co. ........................................................ 4,418 160
The Sherwin-Williams Co. ................................................ 2,304 827
Vulcan Materials Co. .................................................... 1,110 294
6,997
Real Estate (0.5%):
American Tower Corp. ................................................... 2,283 490
AvalonBay Communities, Inc. .............................................. 510 105
CBRE Group, Inc. , Class A (a) .............................................. 3,165 396
Equinix, Inc. .......................................................... 571 508
Equity Residential ...................................................... 2,215 155
Host Hotels & Resorts, Inc. ................................................ 740 11
Iron Mountain, Inc. ..................................................... 3,566 352
Prologis, Inc. .......................................................... 3,804 413
Public Storage ......................................................... 495 153
Simon Property Group, Inc. ............................................... 2,004 327
Ventas, Inc. ........................................................... 1,230 79
Welltower, Inc. ......................................................... 4,568 705
3,694
Utilities (0.6%):
Ameren Corp. ......................................................... 1,840 178
American Electric Power Co., Inc. ........................................... 2,820 292
CenterPoint Energy, Inc. .................................................. 5,327 198
CMS Energy Corp. ...................................................... 1,560 110
Consolidated Edison, Inc. ................................................. 1,480 155
Constellation Energy Corp. ................................................ 3,573 1,094
DTE Energy Co. ....................................................... 918 125
Duke Energy Corp. ...................................................... 1,811 213
Entergy Corp. ......................................................... 880 73
Eversource Energy ...................................................... 1,380 89
Exelon Corp. .......................................................... 1 — (b)
NextEra Energy, Inc. .................................................... 12,560 887
NRG Energy, Inc. ....................................................... 2,788 435
Public Service Enterprise Group, Inc. ......................................... 3,040 246
Sempra .............................................................. 2,820 222
The Southern Co. ....................................................... 2,590 233
WEC Energy Group, Inc. ................................................. 2,417 260
Xcel Energy, Inc. ....................................................... 2,090 147
4,957
Total Common Stocks (Cost $51,862)
a
a
a
398,104
Rights (0.0%)(d)
Health Care (0.0%):(d)
ABIOMED, Inc., CVR , expiring 1/2/26 (a) (e) ................................... 568 1
Total Rights (Cost $—)
a
a
a
1
Principal Amount
(000)
Municipal Bonds (53.6%)
Alabama (1.5%):
Alabama Housing Finance Authority Revenue , Series D , 4 .55% , 10/1/54 , Continuously
Callable @100 ..................................................... $ 3,500 3,291
Black Belt Energy Gas District Revenue , Series D-1 , 5 .50% , 6/1/49 , Continuously Callable
@100 ........................................................... 1,000 1,050
Cooper Green Mercy Health Services Authority Revenue , 5 .25% , 9/1/52 , Continuously
Callable @100 ..................................................... 2,000 2,008
County of Jefferson Sewer Revenue , 5 .50% , 10/1/53 , Continuously Callable @100 ........ 1,000 1,025
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .00% , 1/1/56 , Continuously Callable @100 ......................... 1,000 1,011
Series B , 5 .25% , 3/1/55 , Continuously Callable @100 ......................... 1,600 1,658

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Walker County Board of Education Special Tax , 4 .25% , 3/1/54 , Continuously Callable @100 $ 2,500 $ 2,210
12,253
Alaska (0.3%):
Alaska Housing Finance Corp. Revenue , Series A , 4 .65% , 6/1/51 , Continuously Callable @100 3,000 2,852
Arizona (1.5%):
Arizona IDA Revenue
5 .00% , 11/1/47 , Continuously Callable @100 ............................... 1,000 984
Series B , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 400 349
Series B , 4 .00% , 7/1/52 , Continuously Callable @100 ......................... 840 654
Series F , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 959
La Paz County IDA Revenue
4 .00% , 2/15/41 , Continuously Callable @100 ............................... 425 357
4 .00% , 2/15/46 , Continuously Callable @100 ............................... 345 271
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 300 223
Maricopa County & Phoenix IDA Revenue , Series A , 4 .70% , 9/1/55 , Continuously Callable
@100 ........................................................... 750 716
Maricopa County IDA Revenue
4 .00% , 7/1/51 , Continuously Callable @100 (f) .............................. 1,500 1,183
Series A , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 500 502
Series A , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 735 624
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 1,000 792
Sierra Vista IDA Revenue , 5 .75% , 6/15/53 , Continuously Callable @100 (f) ............. 2,000 2,006
Tempe IDA Revenue , Series B , 4 .00% , 12/1/46 , Continuously Callable @102 ............ 1,185 982
The County of Pima IDA Revenue , 4 .00% , 6/15/51 , Continuously Callable @100 (f) ....... 1,000 773
The IDA of the City of Phoenix Arizona Revenue , 5 .00% , 7/1/46 , Continuously Callable @100 1,300 1,300
12,675
California (2.3%):
California Educational Facilities Authority Revenue , Series A , 5 .00% , 10/1/52 , Continuously
Callable @100 ..................................................... 2,000 1,914
Los Angeles Housing Authority Revenue , Series A , 4 .40% , 12/1/54 , Continuously Callable
@100 ........................................................... 2,000 1,773
State of California, GO , 5 .00% , 8/1/45 , Continuously Callable @100 .................. 1,000 1,000
Sutter Butte Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.) , 5 .00% , 10/1/40 , Continuously Callable @100 ................... 1,000 1,003
University of California Revenue , Series BP , 0 .90% , 5/15/48 , Continuously Callable @100 .. 10,000 10,000
West Contra Costa Unified School District, GO (INS - National Public Finance Guarantee
Corp.) , 8/1/34 (g) ................................................... 4,435 3,117
18,807
Colorado (1.5%):
Colorado Educational & Cultural Facilities Authority Revenue
5 .00% , 4/1/48 , Continuously Callable @100 ............................... 710 686
4 .00% , 1/1/52 , Continuously Callable @100 ............................... 675 530
5 .00% , 9/1/52 , Continuously Callable @100 ............................... 730 691
4 .50% , 7/1/53 , Continuously Callable @100 ............................... 1,000 878
4 .00% , 1/1/62 , Continuously Callable @100 ............................... 795 591
Series A , 5 .00% , 12/1/38 , Continuously Callable @100 ........................ 1,000 1,017
Colorado Health Facilities Authority Revenue
5 .00% , 6/1/45 , Pre-refunded  6/1/25 @ 100 ................................ 1,000 1,000
Series A , 4 .00% , 9/1/50 , Pre-refunded  9/1/30 @ 100 ......................... 1,000 1,050
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 1,000 817
Denver Convention Center Hotel Authority Revenue , 5 .00% , 12/1/40 , Continuously Callable
@100 ........................................................... 1,000 966
Denver Health & Hospital Authority Certificate of Participation , 5 .00% , 12/1/48 , Continuously
Callable @100 ..................................................... 1,900 1,791
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/41 , Continuously Callable @100 ........................ 250 249
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 1,000 967
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 12/1/47 , Continuously Callable @100 ......................... 1,000 1,004
12,237
Connecticut (0.6%):
Connecticut Housing Finance Authority Revenue , Series A-1 , 4 .65% , 11/15/51 , Continuously
Callable @100 ..................................................... 1,500 1,446

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Connecticut State Health & Educational Facilities Authority Revenue , 5 .25% , 7/1/53 ,
Continuously Callable @100 ........................................... $ 1,000 $ 1,005
State of Connecticut, GO
Series A , 5 .00% , 4/15/36 , Continuously Callable @100 ........................ 1,500 1,577
Series A , 5 .00% , 4/15/37 , Continuously Callable @100 ........................ 1,000 1,034
5,062
Delaware (0.0%):(d)
Delaware State Housing Authority Revenue , Series A , 4 .70% , 7/1/55 , Continuously Callable
@100 ........................................................... 250 236
Florida (3.3%):
Capital Trust Agency, Inc. Revenue
5 .00% , 8/1/40 , Continuously Callable @100 ............................... 600 600
5 .00% , 8/1/55 , Continuously Callable @100 ............................... 1,300 1,226
Capital Trust Authority Revenue , Series A , 5 .13% , 12/15/54 , Continuously Callable @100 .. 1,000 890
City of Atlantic Beach Revenue , Series A , 5 .00% , 11/15/53 , Continuously Callable @103 ... 1,000 882
City of Pompano Beach Revenue
4 .00% , 9/1/50 , Continuously Callable @103 ............................... 1,500 1,162
Series A , 4 .00% , 9/1/51 , Continuously Callable @103 ......................... 500 383
County of Miami-Dade Aviation Revenue , Series B , 5 .25% , 10/1/55 , Continuously Callable
@100 ........................................................... 1,500 1,559
Florida Development Finance Corp. Revenue
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,175 1,116
Series A , 5 .00% , 6/15/52 , Continuously Callable @100 ........................ 1,250 1,197
Florida Housing Finance Corp. Revenue
Series 1 , 4 .65% , 7/1/55 , Continuously Callable @100 ......................... 3,000 2,759
Series 3 , 5 .13% , 1/1/56 , Continuously Callable @100 ......................... 765 764
Lee County IDA Revenue
Series A , 5 .25% , 10/1/52 , Continuously Callable @103 ........................ 850 770
Series A , 5 .25% , 11/15/54 , Continuously Callable @100 ....................... 2,000 1,963
Orange County Health Facilities Authority Revenue
Series A , 4 .50% , 10/1/56 , Continuously Callable @100 ........................ 1,000 887
Series A , 5 .25% , 10/1/56 , Continuously Callable @100 ........................ 3,000 3,032
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/51 , Continuously
Callable @100 ..................................................... 1,000 785
Palm Beach County Health Facilities Authority Revenue , Series B , 5 .00% , 11/15/55 ,
Continuously Callable @103 ........................................... 2,500 2,379
Sarasota County Health Facilities Authority Revenue , 5 .00% , 5/15/38 , Continuously Callable
@103 ........................................................... 700 693
Seminole County IDA Revenue , Series A , 4 .00% , 6/15/51 , Continuously Callable @100 (f) .. 830 644
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation , Series
A-1 , 5 .00% , 3/1/30 , Continuously Callable @100 (f) .......................... 800 801
Volusia County Educational Facility Authority Revenue , 5 .25% , 6/1/54 , Continuously Callable
@100 ........................................................... 3,000 2,938
27,430
Georgia (2.2%):
Development Authority of Appling County Revenue
2 .05% , 9/1/29 , Continuously Callable @100 (h) ............................. 100 100
Series GA , 2 .05% , 9/1/41 , Continuously Callable @100 (h) ..................... 5,200 5,200
Development Authority of Heard County Revenue , Series GA , 2 .06% , 9/1/26 , Continuously
Callable @100 (h) ................................................... 200 200
Georgia Housing & Finance Authority Revenue
Series A , 4 .70% , 12/1/55 , Continuously Callable @100 ........................ 2,000 1,946
Series C , 4 .60% , 12/1/54 , Continuously Callable @100 ........................ 1,000 962
Glynn-Brunswick Memorial Hospital Authority Revenue , 5 .00% , 8/1/43 , Continuously
Callable @100 ..................................................... 1,000 996
Main Street Natural Gas, Inc. Revenue , Series D , 5 .00% , 5/1/54 , Continuously Callable @100 2,000 2,085
Municipal Electric Authority of Georgia Revenue , Series A , 4 .00% , 1/1/51 , Continuously
Callable @100 ..................................................... 425 362
The Burke County Development Authority Revenue (NBGA - Southern Co.) , Series GA ,
1 .55% , 11/1/52 , Continuously Callable @100 (h) ............................. 6,710 6,710
18,561

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Idaho (0.1%):
Idaho Health Facilities Authority Revenue , Series A , 5 .25% , 3/1/53 , Continuously Callable
@100 ........................................................... $ 1,000 $ 1,016
Illinois (4.2%):
Chicago Board of Education, GO
Series A , 5 .00% , 12/1/47 , Continuously Callable @100 ........................ 3,200 2,946
Series H , 5 .00% , 12/1/46 , Continuously Callable @100 ........................ 2,000 1,842
Chicago Midway International Airport Revenue , Series B , 5 .00% , 1/1/41 , Continuously
Callable @100 ..................................................... 1,000 1,003
Chicago O'Hare International Airport Revenue , Series C , 5 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 1,000 1,004
Chicago Transit Authority Sales Tax Receipts Fund Revenue , Series A , 5 .00% , 12/1/52 ,
Continuously Callable @100 ........................................... 685 674
City of Chicago Wastewater Transmission Revenue , Series A , 5 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 1,000 955
City of Chicago, GO , Series A , 5 .00% , 1/1/45 , Continuously Callable @100 ............. 2,500 2,385
City of Galesburg Revenue , Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ....... 1,000 739
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.) , 5 .00% , 12/1/47 , Continuously Callable @100 ................... 1,000 960
County of Cook Sales Tax Revenue , 5 .00% , 11/15/38 , Continuously Callable @100 ....... 1,000 1,014
Illinois Educational Facilities Authority Revenue , 4 .00% , 11/1/36 , Continuously Callable
@102 ........................................................... 1,000 978
Illinois Finance Authority Revenue
3 .90% , 3/1/30 , Continuously Callable @100 ............................... 1,000 1,000
0.00%, 5/15/40 , Continuously Callable @100 (i) ............................. 497 146
5 .00% , 8/15/44 , Continuously Callable @100 ............................... 1,000 1,002
4 .00% , 10/15/44 , Continuously Callable @103 .............................. 2,000 1,539
Series A , 5 .00% , 5/15/37 , Continuously Callable @100 ........................ 1,000 1,012
Series A , 5 .00% , 5/15/45 , Continuously Callable @100 ........................ 1,000 961
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 1,000 789
Series B , 5 .00% , 10/1/49 , Continuously Callable @100 (f) ...................... 750 685
Series C , 4 .00% , 2/15/41 , Pre-refunded  2/15/27 @ 100 ........................ 45 46
Series C , 4 .00% , 2/15/41 , Pre-refunded  2/15/27 @ 100 ........................ 25 25
Series C , 4 .00% , 2/15/41 , Continuously Callable @100 ........................ 930 849
Illinois Housing Development Authority Revenue , Series I , 4 .63% , 4/1/50 , Continuously
Callable @100 ..................................................... 3,000 2,917
Metropolitan Pier & Exposition Authority Revenue , 5 .00% , 6/15/50 , Continuously Callable
@100 ........................................................... 2,500 2,427
Northern Illinois University Certificate of Participation , 5 .50% , 4/1/49 , Continuously Callable
@100 ........................................................... 1,000 1,045
Sangamon County Water Reclamation District, GO , Series A , 5 .75% , 1/1/53 , Continuously
Callable @100 ..................................................... 1,235 1,235
St. Clair County Community Unit School District No. 187 Cahokia, GO (INS - Assured
Guaranty Municipal Corp.) , Series A , 5 .00% , 1/1/54 , Continuously Callable @100 .... 1,000 998
State of Illinois, GO
5 .50% , 5/1/39 , Continuously Callable @100 ............................... 225 236
Series A , 5 .50% , 3/1/47 , Continuously Callable @100 ......................... 1,000 1,025
Series B , 4 .00% , 10/1/33 , Continuously Callable @100 ........................ 2,300 2,296
34,733
Indiana (1.2%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.) ,
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 1,000 960
Indiana Finance Authority Revenue
5 .25% , 3/1/54 , Continuously Callable @100 ............................... 4,000 3,958
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 ......................... 1,100 1,037
Indiana Housing & Community Development Authority Revenue , Series A-1 , 4 .70% , 7/1/55 ,
Continuously Callable @100 ........................................... 2,500 2,377
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/39 , Continuously Callable @100 1,500 1,460
9,792
Iowa (0.1%):
Iowa Finance Authority Revenue , Series A , 4 .75% , 7/1/55 , Continuously Callable @100 .... 1,260 1,223

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Kansas (0.7%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 5 .00% , 6/1/42 (f) ............................................. $ 1,000 $ 1,000
City of Lawrence Revenue , Series A , 5 .00% , 7/1/43 , Continuously Callable @100 ........ 1,500 1,501
City of Manhattan Revenue , Series A , 4 .00% , 6/1/46 , Continuously Callable @103 ........ 1,000 798
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A , 5 .00% , 9/1/44 , Continuously Callable @100 ......................... 1,250 1,234
Series A , 5 .00% , 9/1/45 , Continuously Callable @100 ......................... 1,000 985
5,518
Kentucky (1.3%):
City of Ashland Revenue , Series A , 5 .00% , 2/1/40 , Continuously Callable @100 .......... 1,000 1,006
Kentucky Economic Development Finance Authority Revenue , Series A , 5 .00% , 5/15/46 ,
Continuously Callable @100 ........................................... 1,000 775
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 12/1/45 , Continuously Callable @100 .......... 1,000 993
Kentucky Municipal Energy Agency Revenue , 5 .00% , 1/1/50 , Continuously Callable @100 .. 3,000 3,028
Kentucky Public Energy Authority Revenue , Series B , 5 .00% , 1/1/55 , Continuously Callable
@100 ........................................................... 1,250 1,316
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @100 ........................................... 4,000 3,821
10,939
Louisiana (0.9%):
City of Shreveport Water & Sewer Revenue , 5 .00% , 12/1/40 , Continuously Callable @100 .. 1,000 1,002
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.) , Series B , 4 .00% ,
12/1/44 , Continuously Callable @100 .................................... 500 431
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.) ,
Series C , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 1,000 1,000
Louisiana Housing Corp. Revenue , Series A , 4 .70% , 6/1/55 , Continuously Callable @100 ... 1,000 953
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 1,000 1,010
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 1,000 1,005
Louisiana Public Facilities Authority Revenue , 5 .00% , 7/1/52 , Continuously Callable @100 . 1,000 941
Louisiana Public Facilities Authority Revenue (INS - Build America Mutual Assurance Co.) ,
5 .25% , 6/1/51 , Pre-refunded  6/1/25 @ 100 ................................ 1,000 1,000
7,342
Maine (0.3%):
Maine Health & Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 1,000 729
Maine State Housing Authority Revenue , Series A , 4 .70% , 11/15/53 , Continuously Callable
@100 ........................................................... 2,000 1,851
2,580
Maryland (1.4%):
City of Gaithersburg Revenue , 5 .13% , 1/1/42 , Continuously Callable @103 ............. 865 870
Maryland Economic Development Corp. Revenue , 4 .50% , 10/1/54 , Continuously Callable
@100 ........................................................... 2,000 1,797
Maryland Health & Higher Educational Facilities Authority Revenue
5 .25% , 7/1/53 , Continuously Callable @100 ............................... 1,250 1,245
5 .00% , 7/1/54 , Continuously Callable @100 ............................... 1,250 1,258
5 .00% , 10/1/54 , Continuously Callable @100 ............................... 2,500 2,500
5 .00% , 7/1/55 , Continuously Callable @100 ............................... 1,500 1,480
Series A , 5 .25% , 7/1/52 , Continuously Callable @100 ......................... 2,000 2,031
11,181
Massachusetts (1.6%):
Massachusetts Development Finance Agency Revenue
5 .00% , 4/15/40 , Continuously Callable @100 ............................... 1,000 953
4 .00% , 9/1/48 , Continuously Callable @100 ............................... 1,380 1,135
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,500 1,175
5 .00% , 10/1/57 , Continuously Callable @103 (f) ............................. 1,000 878
Series A , 5 .00% , 6/1/39 , Pre-refunded  6/1/29 @ 100 ......................... 1,000 1,080
Series A , 5 .00% , 7/1/44 , Continuously Callable @100 ......................... 1,600 1,497
Series A , 5 .50% , 7/1/44 , Continuously Callable @100 ......................... 500 468
Series B , 4 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,000 722

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series B , 4 .00% , 7/1/50 , Continuously Callable @100 ......................... $ 850 $ 677
Series D , 5 .00% , 7/1/44 , Continuously Callable @100 ........................ 1,000 975
Series I , 5 .00% , 7/1/46 , Continuously Callable @100 ......................... 1,000 970
Series T1 , 2 .57% ( MUNIPSA + 60 bps ) , 7/1/49 , Continuously Callable @100 (f) (j) ..... 1,250 1,247
Massachusetts Housing Finance Agency Revenue , Series 242 , 4 .80% , 12/1/55 , Continuously
Callable @100 ..................................................... 1,250 1,181
12,958
Michigan (1.3%):
City of Wyandotte Electric System Revenue (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 1,000 1,000
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program) , 5 .00% , 5/1/42 , Continuously Callable @100 ........................ 1,000 1,012
Karegnondi Water Authority Revenue , 5 .00% , 11/1/41 , Continuously Callable @100 ....... 1,000 1,008
Kentwood Economic Development Corp. Revenue , 4 .00% , 11/15/45 , Continuously Callable
@103 ........................................................... 500 406
Lincoln Consolidated School District, GO (INS - Assured Guaranty Municipal Corp.) , Series
A , 5 .00% , 5/1/40 , Continuously Callable @100 ............................. 1,250 1,265
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 5/1/45 ,
Continuously Callable @100 ........................................... 1,000 985
Michigan Finance Authority Revenue
4 .00% , 2/1/42 , Continuously Callable @100 ............................... 745 579
4 .00% , 9/1/45 , Continuously Callable @100 ............................... 1,000 791
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 1,490 896
5 .63% , 11/1/52 , Continuously Callable @100 ............................... 2,000 2,031
Wayne County Airport Authority Revenue , Series B , 5 .00% , 12/1/44 , Continuously Callable
@100 ........................................................... 1,000 988
10,961
Minnesota (0.2%):
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue
5 .00% , 11/15/44 , Pre-refunded 11/15/25 @ 100 ............................. 1,000 1,009
Series A , 5 .00% , 11/15/47 , Continuously Callable @100 ....................... 1,000 958
1,967
Mississippi (0.1%):
Mississippi Home Corp. Revenue , Series A , 4 .95% , 6/1/53 , Continuously Callable @100 ... 835 841
Missouri (1.3%):
Health & Educational Facilities Authority of the State of Missouri Revenue
5 .00% , 8/1/45 , Continuously Callable @100 ............................... 1,270 1,154
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 480 379
5 .00% , 12/1/52 , Continuously Callable @100 ............................... 500 503
Series A , 4 .00% , 2/15/49 , Continuously Callable @100 ........................ 250 214
Series A , 4 .25% , 4/1/55 , Continuously Callable @100 ......................... 3,000 2,615
Missouri Development Finance Board Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 1,000 797
Missouri Housing Development Commission Revenue , Series A , 4 .65% , 11/1/55 , Continuously
Callable @100 ..................................................... 3,000 2,910
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/38 , Continuously Callable @100 ............................... 1,000 1,020
5 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,000 1,005
10,597
Montana (0.0%):(d)
Montana Board of Housing Revenue , Series A , 4 .88% , 12/1/54 , Continuously Callable @100 250 244
Nebraska (0.6%):
Central Plains Energy Project Revenue
Series 1 , 5 .00% , 5/1/53 , Continuously Callable @100 ......................... 2,000 2,074
Series A , 5 .00% , 9/1/42 .............................................. 1,000 1,012
Douglas County Hospital Authority No. 3 Revenue , 5 .00% , 11/1/48 , Continuously Callable
@100 ........................................................... 1,000 933
Nebraska Investment Finance Authority Revenue , Series A , 4 .65% , 9/1/55 , Continuously
Callable @100 ..................................................... 1,000 964
4,983
Nevada (0.5%):
Carson City Revenue , 5 .00% , 9/1/42 , Continuously Callable @100 ................... 1,000 972

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Las Vegas Convention & Visitors Authority Revenue , Series C , 4 .00% , 7/1/41 , Continuously
Callable @100 ..................................................... $ 1,555 $ 1,424
Las Vegas Redevelopment Agency Tax Allocation , 5 .00% , 6/15/45 , Continuously Callable
@100 ........................................................... 1,500 1,466
3,862
New Hampshire (0.6%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/51 , Continuously Callable @103 ............................... 2,000 1,521
Series A , 5 .25% , 7/1/48 , Continuously Callable @103 ......................... 1,000 990
Series A , 5 .25% , 11/1/54 , Continuously Callable @100 ........................ 1,000 1,004
Series A , 5 .00% , 6/1/55 , Continuously Callable @100 ......................... 850 820
Series C , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 1,000 992
5,327
New Jersey (1.6%):
New Jersey Economic Development Authority Revenue
5 .00% , 6/15/43 , Pre-refunded 12/15/28 @ 100 .............................. 370 396
5 .00% , 6/15/43 , Continuously Callable @100 ............................... 630 632
Series A , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,000 978
Series A , 5 .00% , 6/15/47 , Continuously Callable @100 ........................ 1,000 978
Series B , 5 .00% , 6/15/43 , Continuously Callable @100 ........................ 1,000 1,002
Series DDD , 5 .00% , 6/15/42 , Pre-refunded  6/15/27 @ 100 ..................... 2,000 2,085
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 6/1/37 , Continuously Callable @100 .......................... 500 505
New Jersey Educational Facilities Authority Revenue , Series B , 5 .00% , 9/1/36 , Continuously
Callable @100 ..................................................... 1,000 1,014
New Jersey Health Care Facilities Financing Authority Revenue
5 .00% , 10/1/37 , Continuously Callable @100 ............................... 1,000 1,017
Series A , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 1,000 1,024
New Jersey Transportation Trust Fund Authority Revenue
5 .00% , 6/15/48 , Pre-refunded 12/15/32 @ 100 .............................. 1,000 1,120
Series A , 12/15/38 (g) ................................................ 1,500 826
South Jersey Transportation Authority Revenue (INS - Build America Mutual Assurance Co.) ,
5 .25% , 11/1/52 , Continuously Callable @100 ............................... 500 510
The Passaic County Improvement Authority Revenue , 5 .38% , 7/1/53 , Continuously Callable
@100 ........................................................... 500 504
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .25% , 6/1/46 , Continuously Callable
@100 ........................................................... 500 501
13,092
New Mexico (0.2%):
New Mexico Mortgage Finance Authority Revenue , Series A , 4 .75% , 9/1/55 , Continuously
Callable @100 ..................................................... 1,945 1,831
New York (3.2%):
Build NYC Resource Corp. Revenue , Series A , 7 .00% , 4/15/53 , Continuously Callable
@100 (f) ......................................................... 1,000 1,026
City of Dunkirk, GO , 7 .50% , 7/24/25 (f) ....................................... 1,250 1,251
City of New York, GO , Series B-3 , 2 .00% , 10/1/46 , Continuously Callable @100 (h) ....... 5,700 5,700
Clinton County Capital Resource Corp. Revenue , 5 .00% , 7/1/46 , Continuously Callable
@100 (f) ......................................................... 800 772
Mount Vernon City School District, GO , 5 .00% , 6/30/25 ........................... 2,000 2,000
New York City Housing Development Corp. Revenue , Series A-1 , 4 .80% , 11/1/55 ,
Continuously Callable @100 ........................................... 1,000 977
New York City Municipal Water Finance Authority Revenue , Series DD , 2 .00% , 6/15/33 ,
Continuously Callable @100 (h) ........................................ 1,400 1,400
New York Liberty Development Corp. Revenue
5 .25% , 10/1/35 .................................................... 630 703
5 .50% , 10/1/37 .................................................... 1,500 1,707
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 1,000 921
New York State Dormitory Authority Revenue
5 .50% , 10/1/54 , Continuously Callable @100 ............................... 1,500 1,560
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 1,000 831
Series A , 4 .25% , 7/1/50 , Continuously Callable @100 ......................... 625 522
St. Lawrence County Industrial Development Agency Revenue , 5 .25% , 7/1/52 , Continuously
Callable @100 ..................................................... 1,190 1,176

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 266 , 4 .70% ,
10/1/52 , Continuously Callable @100 .................................... $ 1,500 $ 1,444
The Genesee County Funding Corp. Revenue , Series A , 5 .25% , 12/1/52 , Continuously Callable
@100 ........................................................... 500 498
Triborough Bridge & Tunnel Authority Revenue , Series A , 4 .50% , 12/1/56 , Continuously
Callable @100 ..................................................... 1,000 924
Village of Sylvan Beach, GO , 5 .75% , 1/15/26 , Continuously Callable @100 ............. 3,000 3,000
26,412
North Carolina (0.7%):
North Carolina Medical Care Commission Revenue
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,000 1,021
4 .50% , 12/1/44 , Continuously Callable @100 ............................... 2,000 1,862
5 .00% , 1/1/49 , Continuously Callable @103 ............................... 1,500 1,441
Series A , 5 .13% , 10/1/54 , Continuously Callable @100 ........................ 1,500 1,500
5,824
North Dakota (0.4%):
City of Grand Forks Revenue , 4 .00% , 12/1/51 , Continuously Callable @100 ............ 1,450 1,175
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 1,000 919
North Dakota Housing Finance Agency Revenue , Series A , 5 .05% , 7/1/53 , Continuously
Callable @100 ..................................................... 935 933
3,027
Ohio (1.5%):
Columbus Regional Airport Authority Revenue , Series B , 5 .25% , 1/1/55 , Continuously
Callable @100 ..................................................... 580 606
County of Hamilton Revenue
Series A , 5 .50% , 8/1/51 , Continuously Callable @100 ......................... 1,300 1,326
Series A , 5 .75% , 1/1/53 , Continuously Callable @103 ......................... 500 498
County of Ross Revenue , 5 .00% , 12/1/49 , Continuously Callable @100 ................ 2,420 2,390
Northeast Ohio Medical University Revenue (INS - Build America Mutual Assurance Co.) ,
5 .00% , 12/1/43 , Continuously Callable @100 ............................... 775 782
Ohio Higher Educational Facility Commission Revenue
4 .00% , 12/1/46 , Continuously Callable @100 ............................... 750 585
5 .25% , 1/1/52 , Continuously Callable @100 ............................... 1,000 972
4 .00% , 10/1/52 , Continuously Callable @100 ............................... 2,000 1,481
Ohio Housing Finance Agency Revenue , Series A , 4 .70% , 9/1/55 , Continuously Callable @100 3,000 2,928
Southeastern Ohio Port Authority Revenue , 5 .00% , 12/1/43 , Continuously Callable @100 ... 750 667
12,235
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue , Series B , 5 .50% , 8/15/57 , Continuously
Callable @100 ..................................................... 1,000 974
Tulsa County Industrial Authority Revenue , 5 .25% , 11/15/37 , Continuously Callable @102 .. 750 752
1,726
Oregon (0.3%):
Oregon State Facilities Authority Revenue , Series A , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,000 763
Salem Hospital Facility Authority Revenue
4 .00% , 5/15/47 , Continuously Callable @103 ............................... 1,000 797
5 .00% , 5/15/53 , Continuously Callable @102 ............................... 1,250 1,127
2,687
Pennsylvania (3.3%):
Allegheny County Hospital Development Authority Revenue , Series A , 5 .00% , 4/1/47 ,
Continuously Callable @100 ........................................... 2,000 1,939
Butler County Hospital Authority Revenue , 5 .00% , 7/1/39 , Continuously Callable @100 .... 1,665 1,496
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.) , 4 .00% ,
6/1/44 , Continuously Callable @100 ..................................... 1,500 1,327
Commonwealth of Pennsylvania Certificate of Participation , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,006
Lancaster County Hospital Authority Revenue , 5 .00% , 11/1/35 ...................... 1,000 1,000
Lancaster IDA Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ................. 500 392
Latrobe IDA Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 ................... 800 594
Lehigh County General Purpose Authority Revenue , 5 .25% , 2/1/54 , Continuously Callable
@100 ........................................................... 1,400 1,401

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Montgomery County IDA Revenue
4 .00% , 10/1/46 , Continuously Callable @100 ............................... $ 625 $ 526
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 825 661
Northampton County General Purpose Authority Revenue
5 .00% , 8/15/43 , Continuously Callable @100 ............................... 1,000 981
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 2,500 2,364
Pennsylvania Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/15/46 ,
Continuously Callable @100 ........................................... 1,575 1,268
Pennsylvania Housing Finance Agency Revenue
Series 147A , 4 .73% , 4/1/53 , Continuously Callable @100 ...................... 1,500 1,441
Series 148A , 4 .80% , 10/1/55 , Continuously Callable @100 ..................... 2,000 1,934
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue , Series B , 5 .00% , 12/1/39 ,
Continuously Callable @100 ........................................... 1,000 1,017
Pennsylvania Turnpike Commission Revenue
Series A-1 , 5 .00% , 12/1/46 , Continuously Callable @100 ...................... 1,000 995
Series A-1 , 5 .00% , 12/1/47 , Continuously Callable @100 ...................... 1,000 1,003
Philadelphia IDA Revenue , 5 .00% , 8/1/50 , Continuously Callable @100 ............... 1,050 1,000
Reading School District, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 3/1/38 ,
Continuously Callable @100 ........................................... 1,500 1,529
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 156 156
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 78 82
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 1,050 972
Series B1 , 0.00% , 6/30/44 , Continuously Callable @88 (k) ...................... 525 374
The School District of Philadelphia, GO
Series A , 5 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,000 1,020
Series F , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,013
27,491
Rhode Island (0.4%):
Rhode Island Housing & Mortgage Finance Corp. Revenue , Series 85-A , 4 .70% , 4/1/55 ,
Continuously Callable @100 ........................................... 2,000 1,899
Rhode Island Turnpike & Bridge Authority Revenue , Series A , 5 .00% , 10/1/40 , Continuously
Callable @100 ..................................................... 1,000 1,002
2,901
South Carolina (0.6%):
South Carolina Jobs-Economic Development Authority Revenue
5 .00% , 11/15/47 , Continuously Callable @103 .............................. 1,000 948
5 .25% , 2/1/53 , Continuously Callable @100 ............................... 750 766
South Carolina Public Service Authority Revenue
Series A , 5 .00% , 12/1/55 , Continuously Callable @100 ........................ 1,000 979
Series B , 5 .25% , 12/1/54 , Continuously Callable @100 ........................ 1,000 1,019
South Carolina State Housing Finance & Development Authority Revenue , Series A , 4 .70% ,
1/1/55 , Continuously Callable @100 ..................................... 1,000 933
4,645
South Dakota (0.2%):
South Dakota Housing Development Authority Revenue , Series C , 5 .10% , 5/1/52 ,
Continuously Callable @100 ........................................... 2,000 1,994
Tennessee (0.9%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/37 , Continuously
Callable @100 ..................................................... 1,500 1,522
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 1,465 1,407
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 500 454
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 757
Series A , 5 .00% , 10/1/45 , Continuously Callable @100 ........................ 1,000 922
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , Continuously Callable @100 ......... 2,500 2,642
7,704
Texas (6.9%):
Barbers Hill Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .25% ,
2/15/54 , Continuously Callable @100 .................................... 2,000 1,796
Bexar County Health Facilities Development Corp. Revenue , 5 .00% , 7/15/37 , Continuously
Callable @104 ..................................................... 1,000 966

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Capital Area Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-DBE-
8159 , 2 .30% , 3/1/41 (f) (h) ............................................. $ 5,300 $ 5,300
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 2/15/48 , Continuously Callable @100 ............................... 1,000 1,000
City of Arlington Tax Allocation , 4 .00% , 8/15/50 , Continuously Callable @100 .......... 1,700 1,294
City of Houston Hotel Occupancy Tax & Special Revenue
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,001
5 .00% , 9/1/40 , Continuously Callable @100 ............................... 1,000 1,001
City of Irving Revenue , 5 .00% , 8/15/43 , Continuously Callable @100 ................. 1,000 931
City of Laredo Waterworks & Sewer System Revenue , 4 .00% , 3/1/41 , Continuously Callable
@100 ........................................................... 1,000 919
City of Lewisville Special Assessment (INS - ACA Financial Guaranty Corp.) , 5 .80% , 9/1/25 725 730
Clifton Higher Education Finance Corp. Revenue , 4 .25% , 8/15/52 , Continuously Callable
@100 ........................................................... 1,500 1,272
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5 .00% , 8/15/39 , Continuously Callable @100 ............................... 1,000 1,001
4 .25% , 4/1/53 , Continuously Callable @100 ............................... 3,250 2,919
County of Fort Bend Toll Road Revenue , 5 .25% , 3/1/55 , Continuously Callable @100 ..... 3,000 3,090
East Montgomery County Improvement District Sales Tax Revenue , 4 .25% , 8/15/54 ,
Continuously Callable @100 ........................................... 2,500 2,243
EP Cimarron Ventanas PFC Revenue , 4 .13% , 12/1/39 , Continuously Callable @100 ....... 2,000 1,846
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 1,000 507
Harris County Hospital District Revenue , 4 .00% , 2/15/42 , Continuously Callable @100 .... 1,000 878
Hidalgo County Regional Mobility Authority Revenue , Series B , 4 .00% , 12/1/41 , Continuously
Callable @100 ..................................................... 700 598
Houston Higher Education Finance Corp. Revenue , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,100 870
Houston Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2024-DBE-
8153 , 2 .30% , 3/1/60 , Continuously Callable @100 (f) (h) ....................... 4,075 4,075
Martin County Hospital District, GO , 4 .00% , 4/1/36 , Continuously Callable @100 ........ 350 353
Matagorda County Navigation District No. 1 Revenue , Series B-2 , 4 .00% , 6/1/30 ,
Continuously Callable @100 ........................................... 1,000 1,000
Mesquite Health Facilities Development Corp. Revenue , 0.00% , 2/15/35 , Continuously
Callable @100 (i) ................................................... 338 4
New Hope Cultural Education Facilities Finance Corp. Revenue , 5 .00% , 11/1/55 , Continuously
Callable @103 ..................................................... 1,200 1,112
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A1 , 5 .00% , 7/1/38 , Continuously Callable @100 .......... 225 229
Port of Port Arthur Navigation District Revenue , 2 .40% , 11/1/40 , Continuously Callable
@100 (h) ......................................................... 4,500 4,500
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
2/15/43 , Continuously Callable @100 .................................... 1,000 1,012
San Antonio Education Facilities Corp. Revenue
5 .00% , 10/1/50 , Continuously Callable @100 ............................... 1,250 1,147
4 .00% , 4/1/54 , Continuously Callable @100 ............................... 1,000 744
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/46 , Continuously Callable @100 .............................. 1,000 927
Series A , 0.00% , 11/15/45 , Continuously Callable @100 (i) ..................... 818 12
Series A , 5 .00% , 7/1/53 , Continuously Callable @100 ......................... 750 754
Series B , 0.00% , 11/15/36 , Continuously Callable @100 (i) ..................... 818 12
Series B , 5 .00% , 11/15/46 , Continuously Callable @100 ....................... 1,935 1,806
Series B , 5 .00% , 7/1/48 , Continuously Callable @100 ......................... 2,960 2,900
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/27 .......... 1,375 1,411
Victory Street Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-DBE-
8158 , 2 .30% , 8/1/62 , Continuously Callable @100 (f) (h) ....................... 4,900 4,900
57,060
Utah (0.5%):
Military Installation Development Authority Revenue , Series A-1 , 4 .00% , 6/1/41 , Continuously
Callable @103 ..................................................... 500 432
Utah Charter School Finance Authority Revenue
4 .00% , 4/15/52 , Continuously Callable @100 ............................... 3,000 2,456

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
4 .50% , 10/15/52 , Continuously Callable @100 .............................. $ 1,000 $ 901
3,789
Vermont (0.2%):
Vermont Economic Development Authority Revenue , 4 .00% , 5/1/45 , Continuously Callable
@103 ........................................................... 1,000 787
Vermont Educational & Health Buildings Financing Agency Revenue , 5 .00% , 10/15/46 ,
Continuously Callable @100 ........................................... 1,000 899
1,686
Virginia (0.2%):
Alexandria IDA Revenue , 5 .00% , 10/1/45 , Pre-refunded 10/1/25 @ 100 ................ 1,000 1,006
Salem Economic Development Authority Revenue , 6 .00% , 4/1/55 , Continuously Callable
@100 ........................................................... 250 256
1,262
Washington (0.5%):
Washington Health Care Facilities Authority Revenue
4 .00% , 7/1/42 , Continuously Callable @100 ............................... 1,000 863
Series A , 5 .00% , 1/1/47 , Pre-refunded  1/1/27 @ 100 ......................... 1,000 1,033
Washington State Housing Finance Commission Revenue
5 .00% , 1/1/38 , Continuously Callable @102 (f) .............................. 1,000 947
Series A , 5 .00% , 7/1/48 , Continuously Callable @103 ......................... 1,000 979
Series A-1 , 3 .50% , 12/20/35 ........................................... 282 262
4,084
West Virginia (0.3%):
West Virginia Hospital Finance Authority Revenue , Series A , 4 .38% , 6/1/53 , Continuously
Callable @100 ..................................................... 3,000 2,730
Wisconsin (1.8%):
Public Finance Authority Revenue
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,000 1,024
5 .00% , 1/1/42 , Continuously Callable @103 (f) .............................. 600 534
5 .50% , 12/1/44 , Continuously Callable @100 (f) ............................. 1,000 969
4 .00% , 2/1/51 , Continuously Callable @100 ............................... 1,000 700
Series A , 5 .25% , 3/1/47 , Continuously Callable @100 ......................... 2,000 1,901
Series A , 5 .25% , 10/1/48 , Continuously Callable @100 ........................ 1,500 1,391
Series A , 4 .00% , 7/1/51 , Continuously Callable @100 ......................... 880 693
Series A , 5 .75% , 7/1/53 , Continuously Callable @100 (f) ....................... 1,500 1,451
Series A , 5 .25% , 6/15/55 , Continuously Callable @100 ........................ 500 482
Series B , 5 .50% , 6/15/55 , Continuously Callable @100 ........................ 375 368
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 600 603
University of Wisconsin Hospitals & Clinics Revenue , Series A , 4 .25% , 4/1/52 , Continuously
Callable @100 ..................................................... 500 439
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 600 490
4 .38% , 8/15/55 , Continuously Callable @100 ............................... 3,000 2,753
4 .00% , 1/1/57 , Continuously Callable @103 ............................... 1,000 757
14,555
Wyoming (0.1%):
Wyoming Community Development Authority Revenue , Series 1 , 4 .88% , 12/1/53 ,
Continuously Callable @100 ........................................... 1,000 1,010
Total Municipal Bonds (Cost $477,466)
a
a
a
443,922
Shares
Collateral for Securities Loaned (0.0%)^(d)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (l) ........ 1,750 2
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (l) ............ 1,750 2
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (l) ................ 1,750 2
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .23% (l) . 1,750 1
Total Collateral for Securities Loaned (Cost $7)
a
a
a
7
Total Investments (Cost $529,335) — 101.6% 842,034
Liabilities in excess of other assets —  (1.6)% (13,038)
NET ASSETS - 100.00% $ 828,996

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rounds to less than $1 thousand.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Security was fair valued using significant unobservable inputs as of May 31, 2025.
(f) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2025, the fair value of these securities was $30,442
(thousands) and amounted to 3.7% of net assets.
(g) Zero-coupon bond.
(h) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
(j) Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2025.
(k) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(l) Rate disclosed is the daily yield on May 31, 2025.
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
CVR
—
Contingent Value Right
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
PLC
—
Public Limited Company
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory International Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.4%)
Australia (4.8%):
Communication Services (0.0%):(a)
CAR Group Ltd. (b) ..................................................... 45,192 $ 1,035
Consumer Discretionary (0.9%):
Adairs Ltd. (b) ......................................................... 453,302 795
Aristocrat Leisure Ltd. ................................................... 467,159 18,766
Breville Group Ltd. ..................................................... 30,432 573
JB Hi-Fi Ltd. .......................................................... 22,790 1,583
Universal Store Holdings Ltd. .............................................. 215,309 1,077
22,794
Financials (0.7%):
ANZ Group Holdings Ltd. (b) .............................................. 186,274 3,485
Macquarie Group Ltd. ................................................... 99,136 13,671
QBE Insurance Group Ltd. ................................................ 137,882 2,059
19,215
Health Care (0.5%):
CSL Ltd. ............................................................. 65,500 10,449
Paragon Care Ltd. (b) .................................................... 2,295,162 584
Sigma Healthcare Ltd. ................................................... 601,993 1,210
Telix Pharmaceuticals Ltd. (b) .............................................. 46,292 780
13,023
Industrials (0.4%):
Brambles Ltd. ......................................................... 310,207 4,639
Qantas Airways Ltd. ..................................................... 696,539 4,759
9,398
Information Technology (0.2%):
Catapult Group International Ltd. (b) ......................................... 371,168 1,399
Codan Ltd. ........................................................... 101,305 1,174
Praemium Ltd. ......................................................... 1,506,591 708
Technology One Ltd. .................................................... 46,689 1,236
4,517
Materials (1.4%):
BHP Group Ltd. ........................................................ 1,025,680 25,188
Catalyst Metals Ltd. (b) ................................................... 294,727 1,229
Macmahon Holdings Ltd. ................................................. 3,852,138 734
Northern Star Resources Ltd. (b) ............................................ 350,753 4,768
Ora Banda Mining Ltd. (b) ................................................. 1,330,645 989
Rio Tinto Ltd. ......................................................... 33,138 2,409
Vysarn Ltd. (b) ......................................................... 1,339,572 362
35,679
Real Estate (0.7%):
Charter Hall Group ...................................................... 142,677 1,672
Goodman Group ....................................................... 78,971 1,675
Scentre Group (b) ....................................................... 5,996,226 14,193
17,540
123,201
Austria (0.8%):
Financials (0.8%):
BAWAG Group AG (c) ................................................... 126,571 15,767
Erste Group Bank AG .................................................... 65,756 5,295
21,062
Information Technology (0.0%):(a)
ams-OSRAM AG (b) ..................................................... 53,378 520
21,582
Belgium (1.0%):
Communication Services (0.1%):
Proximus SADP ........................................................ 129,896 1,133

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Consumer Staples (0.1%):
Anheuser-Busch InBev SA ................................................ 46,659 $ 3,294
Financials (0.1%):
Ageas SA ............................................................ 55,433 3,619
Information Technology (0.3%):
Melexis NV (d) ......................................................... 92,854 6,242
Materials (0.4%):
Solvay SA , Class A (d) ................................................... 240,939 7,923
Titan SA ............................................................. 55,818 2,534
10,457
24,745
Brazil (1.0%):
Communication Services (0.1%):
Telefonica Brasil SA ..................................................... 699,814 3,507
Consumer Discretionary (0.1%):
Lojas Renner SA ....................................................... 697,203 2,214
Consumer Staples (0.2%):
Ambev SA ............................................................ 1,318,115 3,234
Natura & Co. Holding SA (b) ............................................... 821,505 1,504
4,738
Energy (0.2%):
PRIO SA (b) ........................................................... 391,700 2,667
Raizen SA , Preference Shares .............................................. 2,859,500 970
Ultrapar Participacoes SA ................................................. 370,682 1,056
4,693
Financials (0.3%):
Banco Bradesco SA , Preference Shares ....................................... 615,700 1,744
Banco Bradesco SA , ADR ................................................ 1,756,609 5,059
6,803
Utilities (0.1%):
Equatorial Energia SA ................................................... 462,900 2,966
24,921
Canada (2.6%):
Consumer Discretionary (0.1%):
Aritzia, Inc. (b) ......................................................... 24,330 1,181
Gildan Activewear, Inc. .................................................. 27,809 1,295
2,476
Consumer Staples (0.0%):(a)
The North West Co., Inc. ................................................. 21,528 898
Energy (0.4%):
CES Energy Solutions Corp. ............................................... 219,358 999
Enerflex Ltd. .......................................................... 88,974 627
Headwater Exploration, Inc. ............................................... 296,453 1,348
Secure Waste Infrastructure Corp. ........................................... 77,653 867
Suncor Energy, Inc. (d) ................................................... 45,543 1,620
Whitecap Resources, Inc. ................................................. 642,042 4,005
9,466
Financials (0.6%):
Bank of Montreal ....................................................... 19,043 2,045
Brookfield Corp. ....................................................... 26,773 1,546
Canadian Imperial Bank of Commerce ........................................ 44,045 2,999
Definity Financial Corp. .................................................. 18,444 1,002
Fairfax Financial Holdings Ltd. ............................................. 2,586 4,401
Royal Bank of Canada ................................................... 23,607 2,992
Sprott, Inc. ........................................................... 17,953 1,041
16,026

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Health Care (0.1%):
Extendicare, Inc. ....................................................... 113,142 $ 1,190
Well Health Technologies Corp. (b) .......................................... 160,906 481
1,671
Industrials (0.3%):
Element Fleet Management Corp. ........................................... 239,335 5,703
Finning International, Inc. ................................................. 50,015 1,847
MDA Space Ltd. (b) ..................................................... 39,875 825
8,375
Information Technology (0.3%):
Celestica, Inc. (b) ....................................................... 42,816 4,959
Shopify, Inc. , Class A (b) .................................................. 12,535 1,339
6,298
Materials (0.8%):
Alamos Gold, Inc. ...................................................... 45,898 1,189
Barrick Mining Corp. (b) .................................................. 153,596 2,946
Dundee Precious Metals, Inc. .............................................. 228,201 3,517
IAMGOLD Corp. (b) .................................................... 134,895 924
Lundin Gold, Inc. ....................................................... 25,271 1,221
Lundin Mining Corp. .................................................... 420,521 3,981
Skeena Resources Ltd. (b) ................................................. 70,285 900
Teck Resources Ltd. , Class B .............................................. 96,148 3,564
Torex Gold Resources, Inc. (b) .............................................. 29,556 949
Wesdome Gold Mines Ltd. (b) .............................................. 79,316 1,054
20,245
Real Estate (0.0%):(a)
Altus Group Ltd. (d) ..................................................... 19,590 778
66,233
Chile (0.2%):
Consumer Staples (0.2%):
Cencosud SA .......................................................... 1,582,901 5,450
China (2.0%):
Communication Services (0.4%):
Baidu, Inc. , Class SW (b) .................................................. 240,058 2,464
Kuaishou Technology , Class W (b) (c) ......................................... 193,800 1,303
Tencent Holdings Ltd. ................................................... 114,500 7,218
10,985
Consumer Discretionary (0.6%):
Alibaba Group Holding Ltd. , Class W ........................................ 524,715 7,471
BYD Co. Ltd. ......................................................... 54,500 2,709
Fuyao Glass Industry Group Co. Ltd. , Class H (c) ................................ 558,400 3,989
JD.com, Inc. , Class SW .................................................. 151,950 2,459
16,628
Consumer Staples (0.3%):
China Mengniu Dairy Co. Ltd. ............................................. 599,319 1,339
Giant Biogene Holding Co. Ltd. (c) .......................................... 470,200 4,237
Tingyi Cayman Islands Holding Corp. ........................................ 796,000 1,303
6,879
Financials (0.4%):
Agricultural Bank of China Ltd. , Class H ...................................... 2,989,000 1,915
Bank of China Ltd. , Class H ............................................... 4,221,000 2,446
China Construction Bank Corp. , Class H ...................................... 2,444,000 2,185
PICC Property & Casualty Co. Ltd. , Class H ................................... 1,632,000 3,101
9,647
Health Care (0.0%):(a)
3SBio, Inc. (c) ......................................................... 586,000 1,408

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Industrials (0.1%):
Weichai Power Co. Ltd. , Class H ............................................ 801,000 $ 1,560
Information Technology (0.1%):
Xiaomi Corp. , Class W (b) (c) ............................................... 226,800 1,460
Materials (0.1%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 852,000 1,894
50,461
Denmark (1.9%):
Consumer Discretionary (0.8%):
Matas A/S ............................................................ 47,473 978
Pandora A/S .......................................................... 100,859 18,439
19,417
Financials (0.1%):
Jyske Bank A/S , Registered Shares .......................................... 29,072 2,732
Health Care (1.0%):
H Lundbeck A/S ....................................................... 206,227 1,145
Novo Nordisk A/S , Class B ................................................ 343,955 24,441
25,586
Industrials (0.0%):(a)
INVISIO AB .......................................................... 26,860 1,005
Information Technology (0.0%):(a)
Netcompany Group A/S (b) (c) .............................................. 12,193 564
49,304
Finland (0.2%):
Industrials (0.1%):
Konecranes Oyj ........................................................ 15,444 1,206
Valmet Oyj (d) ......................................................... 33,388 1,091
2,297
Information Technology (0.1%):
Nokia Oyj ............................................................ 693,103 3,607
5,904
France (7.9%):
Communication Services (0.4%):
Orange SA ............................................................ 378,629 5,651
Publicis Groupe SA ..................................................... 46,314 5,048
10,699
Consumer Discretionary (1.3%):
Accor SA ............................................................ 37,659 2,000
FDJ UNITED (c) ....................................................... 328,484 12,053
LVMH Moet Hennessy Louis Vuitton SE ...................................... 23,177 12,570
Renault SA ........................................................... 90,055 4,630
Valeo SE (d) ........................................................... 129,615 1,365
32,618
Consumer Staples (0.8%):
Carrefour SA (d) ........................................................ 204,405 3,056
L'Oreal SA ........................................................... 41,615 17,612
20,668
Energy (0.7%):
Gaztransport Et Technigaz SA .............................................. 39,720 7,380
Technip Energies NV .................................................... 117,297 4,439
TotalEnergies SE ....................................................... 106,210 6,252
18,071
Financials (1.0%):
AXA SA ............................................................. 156,331 7,368
BNP Paribas SA ........................................................ 105,618 9,248

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Societe Generale SA ..................................................... 167,197 $ 9,077
25,693
Health Care (0.2%):
BioMerieux ........................................................... 17,272 2,316
Ipsen SA (b) ........................................................... 23,693 2,789
5,105
Industrials (2.2%):
Cie de Saint-Gobain SA .................................................. 73,182 8,238
Eiffage SA ............................................................ 13,513 1,858
Rexel SA ............................................................. 482,408 13,549
Safran SA ............................................................ 82,663 24,445
Schneider Electric SE .................................................... 20,587 5,194
SPIE SA ............................................................. 37,601 1,911
55,195
Information Technology (0.3%):
Capgemini SE ......................................................... 42,345 7,031
Dassault Systemes SE .................................................... 37,586 1,409
8,440
Materials (0.5%):
Arkema SA ........................................................... 188,795 13,489
Real Estate (0.2%):
Klepierre SA .......................................................... 115,708 4,529
Utilities (0.3%):
Engie SA ............................................................. 371,445 8,016
202,523
Germany (8.0%):
Communication Services (0.7%):
CTS Eventim AG & Co. KGaA ............................................. 108,239 13,127
Deutsche Telekom AG ................................................... 156,874 5,940
19,067
Consumer Discretionary (0.9%):
Continental AG ........................................................ 29,186 2,559
Mercedes-Benz Group AG ................................................ 25,289 1,512
Volkswagen AG , Preference Shares .......................................... 152,722 16,534
Zalando SE (b) (c) ....................................................... 37,622 1,344
21,949
Consumer Staples (0.2%):
Henkel AG & Co. KGaA , Preference Shares .................................... 52,118 4,175
Financials (1.7%):
Allianz SE , Registered Shares .............................................. 97,887 38,818
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 5,786 3,748
42,566
Health Care (0.2%):
Fresenius Medical Care AG ............................................... 29,695 1,686
Fresenius SE & Co. KGaA ................................................ 97,559 4,781
6,467
Industrials (1.6%):
Daimler Truck Holding AG ................................................ 93,134 4,044
Siemens AG , Registered Shares ............................................. 143,055 34,404
Siemens Energy AG (b) ................................................... 23,934 2,339
40,787
Information Technology (1.7%):
SAP SE .............................................................. 141,954 42,939
Materials (0.5%):
BASF SE ............................................................ 82,055 3,956
Evonik Industries AG .................................................... 314,108 6,807

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Heidelberg Materials AG ................................................. 4,330 $ 849
11,612
Utilities (0.5%):
E.ON SE ............................................................. 131,589 2,306
RWE AG ............................................................. 304,245 11,454
13,760
203,322
Greece (0.2%):
Financials (0.2%):
National Bank of Greece SA ............................................... 446,757 5,319
Hong Kong (2.2%):
Consumer Staples (0.1%):
WH Group Ltd. ........................................................ 2,450,335 2,254
Financials (1.3%):
AIA Group Ltd. ........................................................ 2,654,600 22,098
BOC Hong Kong Holdings Ltd. ............................................ 594,500 2,500
Hong Kong Exchanges & Clearing Ltd. ....................................... 38,500 1,926
Prudential PLC ........................................................ 486,348 5,531
32,055
Industrials (0.1%):
CK Hutchison Holdings Ltd. ............................................... 407,243 2,277
Real Estate (0.6%):
CK Asset Holdings Ltd. .................................................. 3,796,440 15,682
Utilities (0.1%):
Kunlun Energy Co. Ltd. .................................................. 3,258,000 3,255
55,523
India (1.4%):
Consumer Discretionary (0.1%):
Mahindra & Mahindra Ltd. (b) .............................................. 43,323 1,509
Consumer Staples (0.0%):(a)
Varun Beverages Ltd. .................................................... 190,539 1,062
Energy (0.2%):
Reliance Industries Ltd. .................................................. 220,530 3,668
Financials (0.5%):
Canara Bank .......................................................... 1,100,625 1,479
ICICI Bank Ltd. ........................................................ 231,996 3,935
Nippon Life India Asset Management Ltd. (c) ................................... 400,731 3,475
Power Finance Corp. Ltd. ................................................. 900,300 4,281
13,170
Health Care (0.1%):
Narayana Hrudayalaya Ltd. ................................................ 82,913 1,690
Zydus Lifesciences Ltd. .................................................. 106,151 1,156
2,846
Information Technology (0.2%):
HCL Technologies Ltd. ................................................... 64,138 1,227
KPIT Technologies Ltd. .................................................. 64,014 1,002
Persistent Systems Ltd. ................................................... 22,916 1,510
3,739
Materials (0.1%):
Hindalco Industries Ltd. (b) ................................................ 281,498 2,088
National Aluminium Co. Ltd. .............................................. 676,258 1,429
3,517
Real Estate (0.1%):
Oberoi Realty Ltd. ...................................................... 141,655 2,896

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 666,340 $ 2,260
34,667
Indonesia (0.1%):
Financials (0.1%):
PT Bank Negara Indonesia Persero Tbk ....................................... 5,144,094 1,419
Ireland (1.0%):
Consumer Discretionary (0.0%):(a)
Cairn Homes PLC ...................................................... 432,192 1,072
Consumer Staples (0.0%):(a)
Greencore Group PLC ................................................... 402,778 1,213
Financials (0.5%):
AIB Group PLC ........................................................ 525,439 4,145
Bank of Ireland Group PLC ............................................... 616,465 8,462
12,607
Industrials (0.2%):
AerCap Holdings NV .................................................... 39,362 4,556
Materials (0.3%):
James Hardie Industries PLC (b) ............................................ 321,580 7,396
26,844
Isle of Man (0.0%):(a)
Consumer Discretionary (0.0%):(a)
Playtech PLC .......................................................... 83,685 358
Israel (0.1%):
Information Technology (0.1%):
Nice Ltd. (b) ........................................................... 8,459 1,434
Italy (2.7%):
Communication Services (0.0%):(a)
MFE-MediaForEurope NV , Class A .......................................... 250,978 923
Consumer Discretionary (0.3%):
Ferrari NV ............................................................ 4,662 2,231
PRADA SpA .......................................................... 634,200 4,136
6,367
Energy (0.2%):
Eni SpA ............................................................. 366,477 5,404
Financials (1.2%):
Banco BPM SpA ....................................................... 1,310,352 15,060
BPER Banca SpA (d) .................................................... 701,629 6,232
UniCredit SpA ......................................................... 158,850 10,214
31,506
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 64,605 3,876
Industrials (0.0%):(a)
Maire SpA ............................................................ 89,130 1,138
Information Technology (0.1%):
Reply SpA ............................................................ 16,653 2,809
Utilities (0.7%):
Enel SpA ............................................................. 1,815,211 16,683
Hera SpA ............................................................ 243,255 1,209
17,892
69,915
Japan (19.4%):
Communication Services (1.5%):
Capcom Co. Ltd. ....................................................... 498,500 14,790
Dentsu Group, Inc. ...................................................... 122,980 2,657

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Hakuhodo DY Holdings, Inc. .............................................. 142,750 $ 1,119
Internet Initiative Japan, Inc. ............................................... 33,600 648
Kakaku.com, Inc. ....................................................... 708,000 12,077
Konami Group Corp. .................................................... 40,700 5,525
Nippon Television Holdings, Inc. ............................................ 67,395 1,525
38,341
Consumer Discretionary (3.2%):
Adastria Co. Ltd. ....................................................... 23,400 455
Asics Corp. ........................................................... 271,100 6,535
ASKUL Corp. ......................................................... 46,700 501
Curves Holdings Co. Ltd. ................................................. 118,700 561
Goldwin, Inc. .......................................................... 6,300 361
Honda Motor Co. Ltd. ................................................... 265,238 2,695
Isuzu Motors Ltd. ....................................................... 28,952 391
Koito Manufacturing Co. Ltd. .............................................. 185,830 2,352
Nikon Corp. ........................................................... 95,720 964
Nissan Motor Co. Ltd. (b) ................................................. 666,702 1,692
Nojima Corp. .......................................................... 26,300 502
PAL GROUP Holdings Co. Ltd. ............................................ 23,053 567
Rinnai Corp. .......................................................... 63,696 1,588
Roland Corp. .......................................................... 19,800 462
Sangetsu Corp. ......................................................... 27,600 549
Sega Sammy Holdings, Inc. ............................................... 71,790 1,354
Seria Co. Ltd. ......................................................... 25,600 469
Shoei Co. Ltd. ......................................................... 25,800 289
Sony Group Corp. ...................................................... 191,200 5,118
Stanley Electric Co. Ltd. .................................................. 77,431 1,490
Subaru Corp. .......................................................... 133,521 2,451
Sumitomo Electric Industries Ltd. ........................................... 233,700 4,903
Sumitomo Rubber Industries Ltd. ........................................... 103,901 1,292
Suzuki Motor Corp. ..................................................... 191,700 2,433
Tama Home Co. Ltd. (d) .................................................. 19,200 474
Tamron Co. Ltd. (d) ..................................................... 19,700 471
The Monogatari Corp. ................................................... 21,900 543
Toyo Tire Corp. ........................................................ 30,100 625
Toyota Motor Corp. ..................................................... 1,460,600 27,810
Workman Co. Ltd. ...................................................... 15,100 577
ZOZO, Inc. ........................................................... 999,600 10,832
81,306
Consumer Staples (0.9%):
Ain Holdings, Inc. ...................................................... 14,900 582
Asahi Group Holdings Ltd. ................................................ 261,700 3,450
Create SD Holdings Co. Ltd. ............................................... 14,500 318
G-7 Holdings, Inc. ...................................................... 42,700 397
Kagome Co. Ltd. ....................................................... 26,400 544
Kirin Holdings Co. Ltd. .................................................. 67,377 967
Life Corp. ............................................................ 19,100 269
MatsukiyoCocokara & Co. ................................................ 83,700 1,688
Milbon Co. Ltd. ........................................................ 25,400 440
Rohto Pharmaceutical Co. Ltd. ............................................. 27,600 389
Sugi Holdings Co. Ltd. ................................................... 22,600 497
Sundrug Co. Ltd. ....................................................... 15,300 476
Toyo Suisan Kaisha Ltd. .................................................. 153,500 10,185
Tsuruha Holdings, Inc. ................................................... 26,931 2,114
22,316
Financials (3.2%):
Dai-ichi Life Holdings, Inc. ............................................... 133,976 1,046
eGuarantee, Inc. ........................................................ 38,000 417
Japan Post Insurance Co. Ltd. .............................................. 140,250 3,085
Mizuho Financial Group, Inc. .............................................. 907,250 25,232
ORIX Corp. ........................................................... 137,900 2,923
Resona Holdings, Inc. .................................................... 497,062 4,406

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Sumitomo Mitsui Financial Group, Inc. ....................................... 206,040 $ 5,294
Sumitomo Mitsui Trust Group, Inc. .......................................... 179,220 4,850
T&D Holdings, Inc. ..................................................... 259,795 5,944
The Chiba Bank Ltd. (d) .................................................. 319,140 2,901
Tokio Marine Holdings, Inc. ............................................... 627,200 26,528
82,626
Health Care (1.7%):
Alfresa Holdings Corp. ................................................... 79,109 1,065
As One Corp. .......................................................... 22,400 346
Eisai Co. Ltd. .......................................................... 35,247 1,009
Hoya Corp. ........................................................... 142,800 16,862
Japan Lifeline Co. Ltd. ................................................... 53,500 538
Nakanishi, Inc. ......................................................... 30,300 406
Ono Pharmaceutical Co. Ltd. .............................................. 60,304 657
Otsuka Holdings Co. Ltd. ................................................. 51,400 2,614
Shionogi & Co. Ltd. ..................................................... 970,246 16,202
Takeda Pharmaceutical Co. Ltd. ............................................ 79,133 2,376
42,075
Industrials (4.9%):
Amada Co. Ltd. ........................................................ 92,910 950
AZ-COM MARUWA Holdings, Inc. (d) ....................................... 59,100 435
Central Japan Railway Co. ................................................ 135,400 2,958
en Japan, Inc. .......................................................... 39,000 465
Fuji Electric Co. Ltd. .................................................... 270,100 11,932
Fujikura Ltd. .......................................................... 94,700 4,396
Galilei Co. Ltd. ........................................................ 25,000 533
Hazama Ando Corp. ..................................................... 58,603 589
Hino Motors Ltd. (b) ..................................................... 195,293 631
Hitachi Ltd. ........................................................... 96,300 2,683
ITOCHU Corp. ........................................................ 79,700 4,231
JAC Recruitment Co. Ltd. ................................................. 92,800 585
Japan Airlines Co. Ltd. ................................................... 78,721 1,593
JGC Holdings Corp. ..................................................... 131,002 1,100
Komatsu Ltd. .......................................................... 101,700 3,091
Kubota Corp. (d) ........................................................ 296,440 3,401
Makita Corp. .......................................................... 6,378 195
MEITEC Group Holdings, Inc. ............................................. 23,600 528
MISUMI Group, Inc. .................................................... 527,200 6,955
Mitsubishi Heavy Industries Ltd. ............................................ 1,189,500 27,393
Nichias Corp. .......................................................... 13,900 480
Nippon Kanzai Holdings Co. Ltd. ........................................... 16,800 318
Nippon Parking Development Co. Ltd. ........................................ 289,300 489
Nippon Yusen KK ...................................................... 286,400 10,444
Obayashi Corp. ........................................................ 278,900 4,209
Open Up Group, Inc. .................................................... 47,400 598
Persol Holdings Co. Ltd. .................................................. 1,266,270 2,365
Prestige International, Inc. ................................................ 117,700 520
Raito Kogyo Co. Ltd. .................................................... 31,928 638
Raiznext Corp. ......................................................... 50,200 591
Sanwa Holdings Corp. ................................................... 673,800 23,200
SMS Co. Ltd. .......................................................... 28,500 284
Sumitomo Heavy Industries Ltd. ............................................ 56,182 1,175
Takeuchi Manufacturing Co. Ltd. ........................................... 17,600 567
THK Co. Ltd. ......................................................... 43,155 1,177
Totech Corp. .......................................................... 30,200 612
Yamato Holdings Co. Ltd. ................................................. 146,370 2,032
124,343
Information Technology (2.8%):
Ai Holdings Corp. ...................................................... 15,600 249
Alps Alpine Co. Ltd. .................................................... 66,941 641
Argo Graphics, Inc. ..................................................... 16,400 575
BIPROGY, Inc. ........................................................ 13,300 539

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Canon, Inc. (d) ......................................................... 50,200 $ 1,534
Daiwabo Holdings Co. Ltd. ................................................ 30,200 509
Dentsu Soken, Inc. ...................................................... 11,300 533
Disco Corp. ........................................................... 59,100 13,240
DTS Corp. ............................................................ 18,400 631
Fujitsu Ltd. ........................................................... 782,200 17,916
Horiba Ltd. ........................................................... 17,520 1,247
Kaga Electronics Co. Ltd. ................................................. 25,300 466
MCJ Co. Ltd. .......................................................... 63,600 581
NEC Corp. ........................................................... 266,500 6,957
NSD Co. Ltd. .......................................................... 21,000 519
Oracle Corp. .......................................................... 125,700 14,727
Rohm Co. Ltd. ......................................................... 231,040 2,501
SCREEN Holdings Co. Ltd. ............................................... 24,200 1,722
Systena Corp. ......................................................... 194,100 534
Tokyo Seimitsu Co. Ltd. .................................................. 25,300 1,403
Yokogawa Electric Corp. ................................................. 165,900 4,068
71,092
Materials (0.4%):
ASAHI YUKIZAI Corp. (d) ................................................ 19,100 516
KH Neochem Co. Ltd. (d) ................................................. 22,900 392
Mitsubishi Gas Chemical Co., Inc. ........................................... 98,540 1,513
Nippon Steel Corp. ...................................................... 171,300 3,446
Taiheiyo Cement Corp. ................................................... 33,597 860
Tokyo Steel Manufacturing Co. Ltd. ......................................... 52,500 560
Tosoh Corp. ........................................................... 230,500 3,412
10,699
Real Estate (0.8%):
Daiwa House Industry Co. Ltd. ............................................. 125,900 4,245
Katitas Co. Ltd. (d) ...................................................... 38,000 580
Mitsubishi Estate Co. Ltd. ................................................. 221,058 4,018
Sumitomo Realty & Development Co. Ltd. .................................... 332,400 12,735
21,578
Utilities (0.0%):(a)
Tohoku Electric Power Co., Inc. ............................................ 150,700 1,047
495,423
Luxembourg (0.1%):
Communication Services (0.0%):(a)
RTL Group SA (d) ...................................................... 28,235 1,082
Materials (0.1%):
ArcelorMittal SA ....................................................... 54,455 1,651
2,733
Malaysia (0.1%):
Health Care (0.1%):
KPJ Healthcare Bhd ..................................................... 2,339,500 1,495
Mexico (0.5%):
Communication Services (0.1%):
America Movil SAB de CV , ADR ........................................... 193,469 3,270
Consumer Staples (0.0%):(a)
Arca Continental SAB de CV .............................................. 159,550 1,755
Energy (0.2%):
Vista Energy SAB de CV , ADR (b) ........................................... 87,471 4,332
Financials (0.1%):
Gentera SAB de CV ..................................................... 1,071,188 2,111
Materials (0.1%):
Fresnillo PLC ......................................................... 114,195 1,795
13,263

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Netherlands (5.4%):
Communication Services (0.8%):
Koninklijke KPN NV .................................................... 4,192,142 $ 19,707
VEON Ltd. , ADR (b) .................................................... 17,803 942
20,649
Consumer Discretionary (0.1%):
Prosus NV (b) .......................................................... 66,947 3,439
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 65,596 2,768
Financials (2.1%):
ABN AMRO Bank NV , Class CV (c) ......................................... 201,030 5,196
Euronext NV (c) ........................................................ 36,230 5,904
ING Groep NV ........................................................ 1,486,789 31,579
NN Group NV ......................................................... 155,297 9,770
52,449
Health Care (0.2%):
Argenx SE (b) .......................................................... 3,434 1,970
Koninklijke Philips NV (b) ................................................ 167,213 3,855
5,825
Industrials (0.9%):
Koninklijke BAM Groep NV .............................................. 141,366 1,182
Randstad NV .......................................................... 59,483 2,493
Wolters Kluwer NV ..................................................... 110,817 19,649
23,324
Information Technology (1.2%):
ASM International NV ................................................... 25,380 13,811
ASML Holding NV ..................................................... 20,031 14,756
BE Semiconductor Industries NV ........................................... 13,861 1,675
30,242
138,696
New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 414,214 9,011
Norway (0.8%):
Energy (0.0%):(a)
Equinor ASA .......................................................... 47,615 1,115
Industrials (0.8%):
Kongsberg Gruppen ASA ................................................. 106,337 18,737
MPC Container Ships ASA ................................................ 368,827 580
19,317
Materials (0.0%):(a)
Norsk Hydro ASA ...................................................... 56,580 311
20,743
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 210,660 3,372
Russian Federation (0.0%):(a)
Communication Services (0.0%):
Mobile TeleSystems PJSC , ADR (b) (e) (f) ...................................... 177,615 —
Energy (0.0%):
Gazprom PJSC , ADR (b) (e) (f) .............................................. 153,287 —
LUKOIL PJSC , ADR (b) (e) (f) .............................................. 34,917 —
—
Financials (0.0%):(a)
Sberbank of Russia PJSC , ADR (b) (e) (f) ....................................... 505,824 — (g)

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Sberbank of Russia PJSC (b) (e) (f) ........................................... 564,350 $ —
— (g)
— (g)
Saudi Arabia (0.1%):
Communication Services (0.0%):(a)
Etihad Etisalat Co. ...................................................... 89,471 1,422
Financials (0.1%):
Saudi Awwal Bank ...................................................... 182,698 1,643
3,065
Singapore (1.2%):
Communication Services (0.1%):
Sea Ltd. , ADR (b) ....................................................... 19,587 3,141
Financials (0.5%):
DBS Group Holdings Ltd. ................................................. 79,730 2,752
Singapore Exchange Ltd. ................................................. 978,700 10,632
13,384
Industrials (0.3%):
Singapore Technologies Engineering Ltd. ...................................... 1,049,400 6,346
Information Technology (0.1%):
ASMPT Ltd. .......................................................... 196,348 1,318
Utilities (0.2%):
Sembcorp Industries Ltd. ................................................. 1,101,400 5,642
29,831
South Africa (0.3%):
Communication Services (0.1%):
MTN Group Ltd. ....................................................... 398,757 2,777
Financials (0.2%):
Investec PLC .......................................................... 196,393 1,402
Old Mutual Ltd. ........................................................ 2,259,953 1,468
Sanlam Ltd. ........................................................... 280,497 1,383
4,253
7,030
South Korea (1.6%):
Communication Services (0.1%):
KT Corp. ............................................................. 82,607 3,022
SK Telecom Co. Ltd. .................................................... 21,204 792
3,814
Consumer Discretionary (0.3%):
Coway Co. Ltd. ........................................................ 23,077 1,484
Hankook Tire & Technology Co. Ltd. ........................................ 26,949 752
Hyundai Mobis Co. Ltd. .................................................. 15,818 2,901
Kia Corp. ............................................................ 20,348 1,316
6,453
Financials (0.6%):
DB Insurance Co. Ltd. ................................................... 25,827 1,883
Hana Financial Group, Inc. ................................................ 61,344 3,227
KB Financial Group, Inc. ................................................. 52,631 3,962
Shinhan Financial Group Co. Ltd. ........................................... 122,642 5,132
14,204
Industrials (0.4%):
Hanwha Aerospace Co. Ltd. ............................................... 6,289 3,689
Hanwha Vision Co. Ltd. (b) ................................................ 8,740 330
HD Hyundai Electric Co. Ltd. .............................................. 6,094 1,669
Hyundai Rotem Co. Ltd. .................................................. 26,112 2,765
Samsung E&A Co. Ltd. .................................................. 167,168 2,631
11,084

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Information Technology (0.2%):
Samsung Electronics Co. Ltd. .............................................. 43,675 $ 1,773
SK Hynix, Inc. ......................................................... 18,730 2,764
4,537
40,092
Spain (2.8%):
Energy (0.1%):
Repsol SA ............................................................ 139,784 1,883
Financials (1.8%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 2,276,535 34,171
Banco Santander SA ..................................................... 733,895 5,854
Bankinter SA .......................................................... 426,701 5,489
45,514
Health Care (0.0%):(a)
Pharma Mar SA ........................................................ 10,800 1,042
Industrials (0.6%):
Aena SME SA (c) ....................................................... 60,845 16,367
Information Technology (0.1%):
Indra Sistemas SA (d) .................................................... 32,028 1,320
Real Estate (0.1%):
Merlin Properties Socimi SA ............................................... 132,173 1,637
Utilities (0.1%):
Iberdrola SA .......................................................... 150,722 2,762
70,525
Sweden (2.0%):
Communication Services (0.1%):
Hemnet Group AB ...................................................... 35,470 1,125
Modern Times Group Mortgage AB , Class B (b) ................................. 77,261 871
1,996
Consumer Discretionary (0.0%):(a)
Clas Ohlson AB , B Shares ................................................ 41,276 1,134
Consumer Staples (0.4%):
Cloetta AB , B Shares .................................................... 318,416 1,150
Essity AB , Class B ...................................................... 293,077 8,578
9,728
Financials (0.2%):
Avanza Bank Holding AB (d) ............................................... 54,270 1,935
Swedbank AB , Class A ................................................... 79,226 2,147
4,082
Health Care (0.0%):(a)
Xvivo Perfusion AB (b) ................................................... 16,216 519
Industrials (1.1%):
AddTech AB , B Shares ................................................... 25,562 879
Atlas Copco AB , Class B ................................................. 1,344,039 19,144
Inwido AB ............................................................ 50,230 1,105
NCC AB , Class B ....................................................... 54,217 1,028
SKF AB , B Shares (d) .................................................... 160,792 3,539
Volvo AB , Class B ...................................................... 80,973 2,245
27,940
Information Technology (0.2%):
Mycronic AB .......................................................... 27,408 1,083
Telefonaktiebolaget LM Ericsson , Class B ..................................... 401,928 3,423
4,506

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Materials (0.0%):(a)
Hexpol AB ........................................................... 114,672 $ 1,067
50,972
Switzerland (8.3%):
Consumer Discretionary (0.1%):
The Swatch Group AG , Class BR (d) ......................................... 14,738 2,488
Consumer Staples (2.2%):
Coca-Cola HBC AG ..................................................... 468,109 24,389
Nestle SA , Registered Shares .............................................. 300,920 32,075
56,464
Financials (1.6%):
Partners Group Holding AG ............................................... 9,018 12,111
UBS Group AG ........................................................ 749,919 23,935
Zurich Insurance Group AG ............................................... 6,199 4,350
40,396
Health Care (3.6%):
Galenica AG (c) ........................................................ 10,763 1,116
Novartis AG , Registered Shares ............................................. 429,796 49,635
Roche Holding AG ...................................................... 117,342 38,031
Sandoz Group AG ...................................................... 84,778 4,315
93,097
Industrials (0.5%):
ABB Ltd. , Registered Shares ............................................... 46,244 2,621
Adecco Group AG ...................................................... 66,804 1,867
Belimo Holding AG , Class R .............................................. 823 797
dormakaba Holding AG .................................................. 1,399 1,246
Flughafen Zurich AG , Registered Shares ...................................... 6,109 1,696
Sulzer AG , Registered Shares .............................................. 27,087 5,112
13,339
Materials (0.2%):
Holcim AG ........................................................... 45,380 5,031
Real Estate (0.1%):
PSP Swiss Property AG , Registered Shares ..................................... 10,273 1,809
212,624
Taiwan (1.5%):
Consumer Discretionary (0.1%):
Minth Group Ltd. ....................................................... 530,000 1,427
Financials (0.1%):
CTBC Financial Holding Co. Ltd. ........................................... 1,308,000 1,766
Health Care (0.1%):
Bora Pharmaceuticals Co. Ltd. ............................................. 63,000 1,603
Industrials (0.1%):
Airtac International Group ................................................ 115,000 3,530
Information Technology (1.1%):
ASMedia Technology, Inc. ................................................ 31,000 1,972
Elite Material Co. Ltd. ................................................... 230,000 5,651
MediaTek, Inc. ......................................................... 42,000 1,725
Quanta Computer, Inc. (b) ................................................. 199,000 1,761
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 440,000 14,037
Wiwynn Corp. ......................................................... 50,000 3,935
29,081
37,407
Thailand (0.2%):
Communication Services (0.0%):(a)
Advanced Info Service PCL, NVDR ......................................... 169,700 1,476

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Financials (0.2%):
Kasikornbank PCL ...................................................... 985,617 $ 4,638
6,114
Turkey (0.0%):(a)
Consumer Staples (0.0%):(a)
Coca-Cola Icecek A/S .................................................... 218,320 272
United Arab Emirates (0.2%):
Real Estate (0.2%):
Emaar Development PJSC ................................................ 1,296,355 4,728
United Kingdom (14.3%):
Communication Services (0.8%):
Auto Trader Group PLC (c) ................................................ 1,110,269 11,888
BT Group PLC ........................................................ 1,686,035 4,081
WPP PLC ............................................................ 441,358 3,564
19,533
Consumer Discretionary (1.3%):
Birkenstock Holding PLC (b) ............................................... 36,351 1,955
Burberry Group PLC .................................................... 140,963 1,972
Currys PLC (b) ......................................................... 716,377 1,175
Games Workshop Group PLC .............................................. 4,440 917
Greggs PLC ........................................................... 353,786 9,843
Inchcape PLC ......................................................... 146,337 1,344
Kingfisher PLC ........................................................ 657,707 2,462
Moonpig Group PLC .................................................... 215,506 724
Next PLC ............................................................ 78,743 13,663
34,055
Consumer Staples (2.9%):
British American Tobacco PLC ............................................. 211,631 9,525
Coca-Cola Europacific Partners PLC ......................................... 22,354 2,052
Cranswick PLC ........................................................ 10,872 780
Imperial Brands PLC .................................................... 586,353 22,233
J Sainsbury PLC ....................................................... 360,936 1,388
Marks & Spencer Group PLC .............................................. 851,048 4,295
Premier Foods PLC ..................................................... 295,222 829
Reckitt Benckiser Group PLC .............................................. 65,963 4,483
Tate & Lyle PLC ....................................................... 246,638 1,840
Unilever PLC ......................................................... 422,473 26,882
74,307
Energy (2.1%):
BP PLC .............................................................. 2,797,720 13,600
Harbour Energy PLC .................................................... 615,892 1,477
Shell PLC ............................................................ 1,160,822 38,294
Shell PLC-DRIP ....................................................... 1,160,822 416
53,787
Financials (3.3%):
3i Group PLC ......................................................... 89,077 4,892
Barclays PLC ......................................................... 7,541,012 33,389
HSBC Holdings PLC .................................................... 2,682,368 31,595
Intermediate Capital Group PLC ............................................ 56,107 1,518
Standard Chartered PLC .................................................. 833,150 12,996
84,390
Health Care (0.7%):
AstraZeneca PLC ....................................................... 39,712 5,816
GSK PLC ............................................................ 391,829 7,958
Hikma Pharmaceuticals PLC ............................................... 175,836 5,075
18,849
Industrials (1.0%):
Babcock International Group PLC ........................................... 96,949 1,227
Balfour Beatty PLC ..................................................... 140,523 947

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Diploma PLC ......................................................... 14,552 $ 920
easyJet PLC ........................................................... 981,106 7,632
IMI PLC ............................................................. 76,142 2,042
Keller Group PLC ...................................................... 47,176 976
Marlowe PLC (d) ....................................................... 198,936 992
Mitie Group PLC ....................................................... 544,327 1,147
Morgan Sindall Group PLC ................................................ 22,352 1,167
RELX PLC ........................................................... 33,693 1,813
Rolls-Royce Holdings PLC ................................................ 390,998 4,549
Volution Group PLC ..................................................... 84,684 695
24,107
Information Technology (0.1%):
Computacenter PLC ..................................................... 32,799 1,151
FD Technologies PLC (b) ................................................. 28,036 914
Softcat PLC ........................................................... 64,474 1,559
3,624
Materials (1.0%):
Anglo American PLC .................................................... 67,688 2,007
Endeavour Mining PLC .................................................. 125,505 3,848
Mondi PLC ........................................................... 180,723 2,939
Rio Tinto PLC ......................................................... 291,251 17,234
26,028
Real Estate (0.3%):
Land Securities Group PLC ............................................... 287,076 2,450
The British Land Co. PLC ................................................ 930,875 4,903
7,353
Utilities (0.8%):
Centrica PLC .......................................................... 6,613,977 14,140
Drax Group PLC ....................................................... 260,580 2,328
National Grid PLC ...................................................... 128,484 1,819
Telecom Plus PLC ...................................................... 33,104 898
19,185
365,218
Total Common Stocks (Cost $1,721,255) 2,485,739
Rights (0.0%)(a)
South Korea (0.0%):(a)
Industrials (0.0%):(a)
Hanwha Aerospace Co. Ltd. , expiring 7/3/25 (b) ................................. 973 90
Total Rights (Cost $–) 90
Exchange-Traded Funds (0.4%)
United States (0.4%):
iShares Core MSCI EAFE ETF ............................................. 61,274 5,059
iShares Core MSCI Emerging Markets ETF .................................... 12,976 736
Vanguard FTSE All-World ex-US Small-Cap ETF ............................... 20,211 2,581
Vanguard FTSE Developed Markets ETF ...................................... 43,857 2,437
10,813
Total Exchange-Traded Funds (Cost $10,308) 10,813
Collateral for Securities Loaned (1.3%)^
United States (1.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (h) ........ 8,004,832 8,005
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (h) ............ 8,004,832 8,004
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (h) ............... 8,004,832 8,005
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .23% (h) . 8,004,832 8,005
Total Collateral for Securities Loaned (Cost $32,019) 32,019
Total Investments (Cost $1,763,582) — 99.1% 2,528,661
Other assets in excess of liabilities — 0.9% 22,749
NET ASSETS - 100.00% $ 2,551,410

Victory Portfolios III
Victory International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Name
Acquisition Date
Cost
Gazprom PJSC , ADR .........................................
1/21/2016
$ 486
LUKOIL PJSC , ADR .........................................
12/29/2015
2,087
Mobile TeleSystems PJSC , ADR .................................
1/28/2022
1,372
Sberbank of Russia PJSC , ADR ..................................
1/15/2016
556
Sberbank of Russia PJSC ......................................
7/15/2019
2,134
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2025, the fair value of these securities was $86,071
(thousands) and amounted to 3.4% of net assets.
(d) All or a portion of this security is on loan.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at May 31, 2025 (amounts in thousands):
(f) Security was fair valued using significant unobservable inputs as of May 31, 2025.
(g) Rounds to less than $1 thousand.
(h) Rate disclosed is the daily yield on May 31, 2025.
ADR
—
American Depositary Receipt
DRIP
—
Dividend Reinvestment Programmes
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.8%)
New York (99.8%):
Albany Capital Resource Corp. Revenue , 5 .00% , 6/1/49 , Continuously Callable @100 ..... $ 1,500 $ 1,050
Albany County Airport Authority Revenue , Series A , 5 .00% , 12/15/48 , Continuously Callable
@100 ........................................................... 1,000 1,006
Allegany County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/52 , Continuously
Callable @100 ..................................................... 1,000 831
Brookhaven Local Development Corp. Revenue
5 .25% , 11/1/36 , Continuously Callable @100 ............................... 1,500 1,533
4 .00% , 10/1/45 , Continuously Callable @100 ............................... 1,000 860
Series B , 4 .00% , 11/1/55 , Continuously Callable @102 ........................ 1,000 797
Broome County Local Development Corp. Revenue , 4 .00% , 7/1/47 , Continuously Callable
@103 ........................................................... 500 394
Buffalo & Erie County Industrial Land Development Corp. Revenue
5 .00% , 8/1/52 , Continuously Callable @100 ............................... 1,000 885
Series A , 5 .00% , 6/1/35 , Continuously Callable @102 ......................... 1,000 1,021
Build NYC Resource Corp. Revenue
5 .00% , 6/1/40 , Continuously Callable @100 ............................... 700 700
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 500 482
4 .00% , 8/1/42 , Continuously Callable @100 ............................... 1,000 819
5 .00% , 7/1/45 , Continuously Callable @100 ............................... 2,000 1,938
5 .00% , 6/1/48 , Continuously Callable @102 ............................... 2,000 1,873
4 .00% , 7/1/49 , Continuously Callable @100 ............................... 500 422
4 .75% , 6/15/53 , Continuously Callable @100 ............................... 500 454
5 .75% , 6/1/62 , Continuously Callable @100 (a) ............................. 250 242
Series A , 5 .00% , 7/1/56 , Continuously Callable @100 ......................... 500 474
Bushnell's Basin Fire Association, Inc. Revenue , 3 .00% , 11/1/30 ..................... 1,715 1,559
City of Elmira, GO , 5 .00% , 7/1/35 , Continuously Callable @100 ..................... 1,575 1,644
City of Long Beach, GO (INS - Build America Mutual Assurance Co.) , Series B , 4 .63% ,
7/15/52 , Continuously Callable @100 .................................... 2,000 1,873
City of New York, GO , Series B-3 , 2 .00% , 10/1/46 , Continuously Callable @100 (b) ....... 2,120 2,120
Dutchess County Local Development Corp. Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 600 578
Series A , 5 .00% , 7/1/45 , Continuously Callable @100 ......................... 2,000 2,003
Series B , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 2,000 1,820
Series B , 4 .00% , 7/1/49 , Continuously Callable @100 ......................... 1,750 1,476
Hempstead Town Local Development Corp. Revenue , 5 .00% , 7/1/48 , Continuously Callable
@100 ........................................................... 300 284
Hudson Yards Infrastructure Corp. Revenue , Series A , 4 .00% , 2/15/44 , Continuously Callable
@100 ........................................................... 2,000 1,787
Jefferson County Civic Facility Development Corp. Revenue , 4 .00% , 11/1/47 , Continuously
Callable @100 ..................................................... 1,000 752
Metropolitan Transportation Authority Revenue
Series A , 4 .63% , 11/15/50 , Continuously Callable @100 ....................... 335 321
Series A1 , 5 .25% , 11/15/56 , Continuously Callable @100 ...................... 1,000 995
Series B , 4 .00% , 11/15/50 , Continuously Callable @100 ....................... 1,000 835
Series D-1 , 5 .00% , 11/15/34 , Continuously Callable @100 ..................... 3,000 3,011
Series D-3 , 4 .00% , 11/15/49 , Continuously Callable @100 ..................... 2,000 1,676
Monroe County Industrial Development Corp. Revenue
4 .00% , 12/1/46 , Continuously Callable @100 ............................... 2,000 1,687
5 .00% , 12/1/46 , Continuously Callable @100 ............................... 1,500 1,467
4 .00% , 10/1/47 , Continuously Callable @100 ............................... 1,000 825
5 .00% , 6/1/59 , Continuously Callable @100 (a) ............................. 1,000 915
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 2,000 2,000
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 1/15/38 , Continuously Callable @100 ......................... 500 500
Mount Vernon City School District, GO , 5 .00% , 6/30/25 ........................... 500 500
Nassau County Local Economic Assistance Corp. Revenue , Series A , 5 .00% , 7/1/55 ,
Continuously Callable @100 ........................................... 1,000 937
New York City Housing Development Corp. Revenue
4 .20% , 11/1/58 , Continuously Callable @100 ............................... 2,990 2,607
Series A-1 , 4 .80% , 11/1/55 , Continuously Callable @100 ...................... 1,000 977

Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , 2 .25% , 10/1/29 ............................................... $ 720 $ 691
New York City Municipal Water Finance Authority Revenue
Series BB , 4 .25% , 6/15/53 , Continuously Callable @100 ...................... 1,000 903
Series DD , 2 .00% , 6/15/33 , Continuously Callable @100 (b) .................... 2,280 2,280
New York City Transitional Finance Authority Building Aid Revenue , Series S-1 , 4 .00% ,
7/15/45 , Continuously Callable @100 .................................... 2,000 1,860
New York Convention Center Development Corp. Revenue
5 .00% , 11/15/45 , Continuously Callable @100 .............................. 500 487
Series B , 11/15/37 (c) ................................................ 1,000 548
New York Convention Center Development Corp. Revenue (INS - Assured Guaranty Municipal
Corp.) , Series B , 11/15/48 (c) ........................................... 2,000 566
New York Liberty Development Corp. Revenue
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 1,500 1,382
Series 1 , 5 .00% , 11/15/44 , Continuously Callable @100 (a) ..................... 1,000 971
New York Power Authority Revenue , Series A , 5 .00% , 11/15/53 , Continuously Callable @100 250 254
New York State Dormitory Authority Revenue
5 .00% , 12/1/37 , Continuously Callable @100 (a) ............................. 1,300 1,208
6 .00% , 7/1/40 , Continuously Callable @100 ............................... 2,700 2,343
5 .75% , 7/1/43 , Continuously Callable @100 ............................... 1,000 1,000
5 .00% , 7/1/48 , Continuously Callable @100 ............................... 570 571
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 725 634
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 1,000 831
Series 1 , 4 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 883
Series A , 4 .00% , 8/1/38 , Continuously Callable @100 ......................... 2,000 1,816
Series A , 4 .00% , 7/1/43 , Continuously Callable @100 ......................... 2,000 1,712
Series A , 4 .00% , 7/1/45 , Continuously Callable @100 ......................... 2,250 2,013
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 750 647
Series A , 4 .00% , 3/15/49 , Continuously Callable @100 ........................ 1,500 1,342
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 500 407
Series A , 5 .00% , 7/1/53 , Continuously Callable @100 ......................... 1,000 1,007
Series A , 5 .25% , 7/1/55 , Continuously Callable @100 ......................... 1,000 1,035
Series A-1 , 3 .50% , 7/1/44 , Continuously Callable @100 ....................... 1,000 773
Series A-1 , 4 .00% , 7/1/45 , Continuously Callable @100 ....................... 3,000 2,765
New York State Housing Finance Agency Revenue , Series C-1 , 4 .75% , 11/1/53 , Continuously
Callable @100 ..................................................... 1,100 1,052
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-
8105 , 2 .30% , 8/1/50 , Continuously Callable @100 (a) (b) ....................... 299 299
New York State Thruway Authority Revenue
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 1,000 840
Series B , 4 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,000 872
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty
Municipal Corp.)
5 .00% , 6/30/54 , Continuously Callable @100 ............................... 1,000 974
Series A , 4 .50% , 12/31/54 , Continuously Callable @100 ....................... 1,000 886
Oneida County Local Development Corp. Revenue , 4 .00% , 7/1/39 , Continuously Callable
@100 ........................................................... 750 595
Onondaga Civic Development Corp. Revenue
5 .00% , 10/1/40 , Continuously Callable @100 ............................... 1,000 834
5 .00% , 1/1/43 , Continuously Callable @100 ............................... 1,090 1,070
Onondaga County Trust for Cultural Resources Revenue , 5 .00% , 5/1/40 , Continuously Callable
@100 ........................................................... 800 806
Southold Local Development Corp. Revenue , 5 .00% , 12/1/45 , Continuously Callable @100 . 1,000 955
St. Lawrence County Industrial Development Agency Revenue
5 .00% , 9/1/47 , Continuously Callable @100 ............................... 1,770 1,681
5 .25% , 7/1/52 , Continuously Callable @100 ............................... 1,000 988
Series A , 4 .00% , 7/1/43 , Continuously Callable @100 ......................... 500 439
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 211 , 3 .80% ,
10/1/48 , Continuously Callable @100 .................................... 1,140 991
Suffolk County Economic Development Corp. Revenue , Series C , 5 .00% , 7/1/33 , Continuously
Callable @100 ..................................................... 250 250
The Genesee County Funding Corp. Revenue , Series A , 5 .25% , 12/1/52 , Continuously Callable
@100 ........................................................... 750 747

Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
The Trust for Cultural Resources of The City of New York Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... $ 1,000 $ 859
Tompkins County Development Corp. Revenue , 5 .00% , 7/1/44 , Continuously Callable @100 1,375 1,365
Triborough Bridge & Tunnel Authority Revenue
Series A , 4 .00% , 11/15/52 , Continuously Callable @100 ....................... 3,000 2,551
Series A , 4 .50% , 12/1/56 , Continuously Callable @100 ........................ 500 462
Series A-1 , 4 .00% , 11/15/54 , Continuously Callable @100 ..................... 1,000 849
Series B , 11/15/32 (c) ................................................ 1,000 764
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000 993
Westchester County Healthcare Corp. Revenue , Series B , 6 .00% , 11/1/30 , Continuously
Callable @100 ..................................................... 115 115
Westchester County Local Development Corp. Revenue
5 .00% , 7/1/42 , Continuously Callable @103 ............................... 815 814
5 .00% , 11/1/46 , Continuously Callable @100 ............................... 1,000 897
5 .00% , 6/1/47 , Continuously Callable @100 ............................... 1,000 935
Series S , 5 .00% , 1/1/51 , Continuously Callable @103 ......................... 1,000 947
Westchester Tobacco Asset Securitization Corp. Revenue , Series B , 5 .00% , 6/1/41 ,
Continuously Callable @100 ........................................... 500 500
108,189
Total Municipal Bonds (Cost $119,260)
a
a
a
108,189
Total Investments (Cost $119,260) — 99.8% 108,189
Other assets in excess of liabilities —  0.2% 257
NET ASSETS - 100.00% $ 108,446
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2025, the fair value of these securities was $3,635
(thousands) and amounted to 3.4% of net assets.
(b) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory Precious Metals and Minerals Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.4%)
Australia (12.2%):
Materials (12.2%):
Capricorn Metals Ltd. (a) .................................................. 175,894 $ 1,106
Evolution Mining Ltd. ................................................... 2,210,466 12,606
Gold Road Resources Ltd. (a) .............................................. 1,928,577 4,225
Northern Star Resources Ltd. (a) ............................................ 2,308,386 31,208
Perseus Mining Ltd. ..................................................... 7,067,605 17,716
Ramelius Resources Ltd. (a) ............................................... 5,783,609 10,734
Regis Resources Ltd. (a) .................................................. 1,990,872 6,492
West African Resources Ltd. (a) ............................................. 2,213,701 4,037
Westgold Resources Ltd. (a) ................................................ 1,058,664 2,045
90,169
Canada (52.6%):
Materials (52.6%):
Agnico Eagle Mines Ltd. ................................................. 779,327 91,876
Alamos Gold, Inc. ...................................................... 1,016,010 26,315
B2Gold Corp. ......................................................... 4,579,060 15,384
Barrick Mining Corp. .................................................... 1,902,273 36,448
Dundee Precious Metals, Inc. .............................................. 1,890,242 29,135
Franco-Nevada Corp. .................................................... 79,460 13,386
IAMGOLD Corp. (a) ..................................................... 2,107,259 14,456
K92 Mining, Inc. (a) ..................................................... 123,399 1,281
Kinross Gold Corp. ..................................................... 2,984,793 44,026
Lundin Gold, Inc. ....................................................... 512,673 24,774
Nautilus Minerals, Inc. (a) (b) ............................................... 5,757,622 — (c)
New Gold, Inc. (a) ...................................................... 1,498,768 6,663
OceanaGold Corp. ...................................................... 2,395,545 10,667
OR Royalties, Inc. (a) .................................................... 187,897 4,802
Orla Mining Ltd. (a) ..................................................... 230,767 2,439
Torex Gold Resources, Inc. (a) .............................................. 1,000,598 32,128
Wesdome Gold Mines Ltd. (a) .............................................. 328,317 4,362
Wheaton Precious Metals Corp. ............................................. 381,243 33,037
391,179
China (3.5%):
Materials (3.5%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 11,632,000 25,961
Peru (0.2%):
Materials (0.2%):
Hochschild Mining PLC .................................................. 304,419 1,125
Russian Federation (0.0%):
Materials (0.0%):
Polyus PJSC (a) (b) (d) .................................................... 62,088 —
South Africa (10.3%):
Materials (10.3%):
Gold Fields Ltd. , ADR ................................................... 2,125,451 48,885
Harmony Gold Mining Co. Ltd. ............................................. 1,888,885 26,875
Pan African Resources PLC ............................................... 1,531,490 931
76,691
United Kingdom (6.7%):
Materials (6.7%):
Anglogold Ashanti PLC (Johannesburg Stock Exchange) ........................... 858,680 36,784
Endeavour Mining PLC .................................................. 413,702 12,684
49,468
United States (11.9%):
Materials (11.9%):
Newmont Corp. ........................................................ 827,901 43,647

Victory Portfolios III
Victory Precious Metals and Minerals Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Name
Acquisition Date
Cost
Polyus PJSC ...............................................
7/11/2019
$ 6,442
Security Description Shares
Value
(000)
Royal Gold, Inc. ........................................................ 248,429 $ 44,250
87,897
Total Common Stocks (Cost $312,548) 722,490
Exchange-Traded Funds (1.9%)
United States (1.9%):
iShares MSCI Global Gold Miners ETF (e) ..................................... 88,799 3,757
VanEck Gold Miners ETF ................................................. 206,558 10,462
14,219
Total Exchange-Traded Funds (Cost $13,855) 14,219
Collateral for Securities Loaned (0.2%)^
United States (0.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (f) ........ 363,350 363
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (f) ............ 363,350 364
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (f) ................ 363,350 363
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .23% (f) . 363,350 363
Total Collateral for Securities Loaned (Cost $1,453) 1,453
Total Investments (Cost $327,856) — 99.5% 738,162
Other assets in excess of liabilities — 0.5% 4,008
NET ASSETS - 100.00% $ 742,170
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of May 31, 2025.
(c) Rounds to less than $1 thousand.
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at May 31, 2025 (amounts in thousands):
(e) All or a portion of this security is on loan.
(f) Rate disclosed is the daily yield on May 31, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.4%)
Argentina (0.0%):(a)
Financials (0.0%):(a)
Grupo Financiero Galicia SA , ADR (b) ........................................ 7,856 $ 456
Australia (1.4%):
Consumer Discretionary (0.6%):
Aristocrat Leisure Ltd. ................................................... 192,381 7,728
JB Hi-Fi Ltd. .......................................................... 8,108 563
8,291
Financials (0.1%):
ANZ Group Holdings Ltd. (b) .............................................. 54,027 1,010
QBE Insurance Group Ltd. ................................................ 34,536 516
1,526
Health Care (0.4%):
CSL Ltd. ............................................................. 28,896 4,609
Sigma Healthcare Ltd. ................................................... 178,470 359
Telix Pharmaceuticals Ltd. (b) .............................................. 12,929 218
5,186
Industrials (0.1%):
Brambles Ltd. ......................................................... 36,878 552
Qantas Airways Ltd. ..................................................... 90,922 621
1,173
Information Technology (0.1%):
Catapult Group International Ltd. (b) ......................................... 138,804 523
Codan Ltd. ........................................................... 27,810 322
Technology One Ltd. .................................................... 12,874 341
1,186
Materials (0.1%):
Northern Star Resources Ltd. (b) ............................................ 54,356 739
Ora Banda Mining Ltd. (b) ................................................. 352,443 262
Rio Tinto Ltd. ......................................................... 8,567 623
1,624
Real Estate (0.0%):(a)
Charter Hall Group ...................................................... 35,009 410
Goodman Group ....................................................... 21,338 453
863
19,849
Austria (0.6%):
Financials (0.6%):
BAWAG Group AG (c) ................................................... 71,048 8,851
Belgium (0.7%):
Consumer Staples (0.1%):
Anheuser-Busch InBev SA ................................................ 12,089 853
Information Technology (0.3%):
Melexis NV (d) ......................................................... 73,295 4,927
Materials (0.3%):
Solvay SA , Class A ..................................................... 136,655 4,494
10,274
Bermuda (0.3%):
Financials (0.3%):
Everest Group Ltd. ...................................................... 12,000 4,166
Brazil (0.5%):
Communication Services (0.0%):(a)
TIM SA .............................................................. 166,800 568
Consumer Discretionary (0.1%):
Cury Construtora e Incorporadora SA ........................................ 75,600 379

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Smartfit Escola de Ginastica e Danca SA ...................................... 115,800 $ 486
Vibra Energia SA ....................................................... 117,648 415
1,280
Energy (0.1%):
Petroleo Brasileiro SA - Petrobras , ADR ...................................... 70,435 813
Financials (0.2%):
B3 SA - Brasil Bolsa Balcao ............................................... 321,000 783
Itau Unibanco Holding SA , ADR ............................................ 220,892 1,456
2,239
Industrials (0.1%):
Embraer SA , ADR ...................................................... 12,156 559
WEG SA ............................................................. 66,200 490
1,049
Real Estate (0.0%):(a)
Multiplan Empreendimentos Imobiliarios SA ................................... 87,900 413
Utilities (0.0%):(a)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ........................ 28,600 587
6,949
Canada (2.9%):
Consumer Discretionary (0.0%):(a)
Aritzia, Inc. (b) ......................................................... 6,414 311
Consumer Staples (0.7%):
George Weston Ltd. ..................................................... 45,056 9,072
Energy (0.0%):(a)
Enerflex Ltd. .......................................................... 25,665 181
Financials (0.3%):
Fairfax Financial Holdings Ltd. ............................................. 2,400 4,084
Health Care (0.0%):(a)
Extendicare, Inc. (d) ..................................................... 31,203 328
Well Health Technologies Corp. (b) .......................................... 43,771 131
459
Industrials (0.1%):
Aecon Group, Inc. ...................................................... 12,970 178
MDA Space Ltd. (b) ..................................................... 14,856 308
486
Information Technology (0.8%):
Celestica, Inc. (b) ....................................................... 1,937 224
Constellation Software, Inc. ............................................... 3,028 10,980
11,204
Materials (0.8%):
Agnico Eagle Mines Ltd. ................................................. 87,357 10,299
IAMGOLD Corp. (b) .................................................... 43,007 295
Lundin Gold, Inc. ....................................................... 9,112 440
Skeena Resources Ltd. (b) ................................................. 20,491 262
11,296
Real Estate (0.0%):(a)
Altus Group Ltd. ....................................................... 5,213 207
Utilities (0.2%):
Atco Ltd. , Class I ....................................................... 75,019 2,815
40,115
Chile (0.1%):
Consumer Discretionary (0.1%):
Falabella SA .......................................................... 246,259 1,176

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
China (3.6%):
Communication Services (1.3%):
China Tower Corp. Ltd. , Class H (c) .......................................... 272,000 $ 403
Kingnet Network Co. Ltd. , Class A .......................................... 198,900 438
NetEase, Inc. .......................................................... 43,900 1,061
Tencent Holdings Ltd. ................................................... 245,300 15,465
Tencent Music Entertainment Group , ADR ..................................... 40,958 690
18,057
Consumer Discretionary (0.5%):
Alibaba Group Holding Ltd. , Class W ........................................ 224,776 3,200
BYD Co. Ltd. ......................................................... 22,500 1,118
DPC Dash Ltd. (b) ...................................................... 28,600 346
Hisense Home Appliances Group Co. Ltd. , Class H (d) ............................ 114,000 375
Meituan , Class W (b) (c) ................................................... 77,400 1,339
Zhejiang Shuanghuan Driveline Co. Ltd. , Class A ................................ 97,700 430
6,808
Consumer Staples (0.5%):
Foshan Haitian Flavouring & Food Co. Ltd. , Class A .............................. 955,628 5,870
Giant Biogene Holding Co. Ltd. (c) .......................................... 56,200 507
Tsingtao Brewery Co. Ltd. , Class H .......................................... 72,000 498
6,875
Energy (0.0%):(a)
PetroChina Co. Ltd. , Class H .............................................. 844,000 706
Financials (0.9%):
China Construction Bank Corp. , Class H ...................................... 2,270,000 2,029
China Merchants Bank Co. Ltd. , Class H ...................................... 134,000 830
China Pacific Insurance Group Co. Ltd. , Class H ................................ 163,400 508
Huatai Securities Co. Ltd. , Class A .......................................... 688,200 1,596
Industrial & Commercial Bank of China Ltd. , Class H ............................. 10,854,370 7,872
12,835
Health Care (0.0%):(a)
Aurisco Pharmaceutical Co. Ltd. , Class A ...................................... 99,500 291
Industrials (0.1%):
Henan Pinggao Electric Co. Ltd. , Class A ...................................... 165,400 352
Yutong Bus Co. Ltd. , Class A .............................................. 88,100 302
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A ............................ 107,800 386
1,040
Information Technology (0.2%):
Foxconn Industrial Internet Co. Ltd. , Class A ................................... 203,600 533
Luxshare Precision Industry Co. Ltd. , Class A ................................... 90,800 381
Xiaomi Corp. , Class W (b) (c) ............................................... 227,000 1,461
2,375
Materials (0.1%):
China Hongqiao Group Ltd. ............................................... 286,000 508
Shanjin International Gold Co. Ltd. , Class A .................................... 143,400 393
901
Real Estate (0.0%):(a)
Greentown China Holdings Ltd. ............................................ 262,000 316
50,204
Denmark (0.6%):
Consumer Discretionary (0.5%):
Pandora A/S .......................................................... 38,948 7,120
Health Care (0.1%):
H Lundbeck A/S ....................................................... 56,345 313
Industrials (0.0%):(a)
INVISIO AB .......................................................... 7,365 276
7,709

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Finland (0.0%):(a)
Industrials (0.0%):(a)
Konecranes Oyj ........................................................ 4,404 $ 344
Valmet Oyj ........................................................... 7,693 251
595
France (2.1%):
Communication Services (0.1%):
Publicis Groupe SA ..................................................... 6,276 684
Consumer Discretionary (0.5%):
FDJ UNITED (c) ....................................................... 159,085 5,837
Renault SA ........................................................... 9,724 500
6,337
Energy (0.5%):
Gaztransport Et Technigaz SA .............................................. 35,549 6,605
Technip Energies NV .................................................... 15,998 606
7,211
Financials (0.1%):
AXA SA ............................................................. 20,406 962
BNP Paribas SA ........................................................ 8,980 786
1,748
Health Care (0.1%):
BioMerieux ........................................................... 4,459 598
Ipsen SA (b) ........................................................... 6,091 717
1,315
Industrials (0.8%):
Cie de Saint-Gobain SA .................................................. 9,350 1,052
Eiffage SA ............................................................ 3,536 486
Rexel SA ............................................................. 266,249 7,478
Schneider Electric SE .................................................... 5,322 1,343
SPIE SA ............................................................. 9,840 500
10,859
Information Technology (0.0%):(a)
Dassault Systemes SE .................................................... 9,664 362
Materials (0.0%):(a)
Arkema SA ........................................................... 5,436 388
Real Estate (0.0%):(a)
Klepierre SA .......................................................... 11,026 432
Utilities (0.0%):(a)
Engie SA ............................................................. 24,228 523
29,859
Germany (1.0%):
Communication Services (0.1%):
CTS Eventim AG & Co. KGaA ............................................. 3,460 420
Deutsche Telekom AG ................................................... 42,027 1,591
2,011
Consumer Staples (0.1%):
Henkel AG & Co. KGaA , Preference Shares .................................... 7,827 627
Financials (0.1%):
Allianz SE , Registered Shares .............................................. 1,657 657
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 1,494 968
1,625
Health Care (0.0%):(a)
Fresenius Medical Care AG ............................................... 7,693 437
Industrials (0.5%):
Siemens AG , Registered Shares ............................................. 27,486 6,610

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Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Siemens Energy AG (b) ................................................... 6,041 $ 590
7,200
Information Technology (0.1%):
SAP SE .............................................................. 4,251 1,286
Materials (0.1%):
Evonik Industries AG .................................................... 32,177 697
Utilities (0.0%):(a)
E.ON SE ............................................................. 34,513 605
14,488
Hong Kong (0.1%):
Consumer Discretionary (0.0%):(a)
Bosideng International Holdings Ltd. ......................................... 894,000 499
Financials (0.1%):
BOC Hong Kong Holdings Ltd. ............................................ 152,000 639
Hong Kong Exchanges & Clearing Ltd. ....................................... 10,100 506
1,145
1,644
Hungary (0.1%):
Health Care (0.1%):
Richter Gedeon Nyrt .................................................... 30,613 892
India (1.3%):
Consumer Discretionary (0.1%):
Crompton Greaves Consumer Electricals Ltd. ................................... 96,611 399
Mahindra & Mahindra Ltd. (b) .............................................. 24,637 858
1,257
Energy (0.1%):
Bharat Petroleum Corp. Ltd. ............................................... 208,387 777
Financials (0.3%):
ICICI Bank Ltd. , ADR ................................................... 89,423 3,062
LIC Housing Finance Ltd. ................................................. 121,365 848
Shriram Finance Ltd. .................................................... 79,447 594
4,504
Health Care (0.3%):
Dr Reddy's Laboratories Ltd. (b) ............................................ 104,202 1,526
Sun Pharmaceutical Industries Ltd. .......................................... 107,022 2,101
3,627
Industrials (0.1%):
Bharat Electronics Ltd. ................................................... 153,595 692
BLS International Services Ltd. ............................................. 89,175 424
Larsen & Toubro Ltd. .................................................... 22,862 983
2,099
Information Technology (0.1%):
Infosys Ltd. , ADR ...................................................... 89,376 1,626
Materials (0.2%):
Hindalco Industries Ltd. (b) ................................................ 81,959 608
UltraTech Cement Ltd. ................................................... 11,493 1,508
Vedanta Ltd. .......................................................... 112,372 573
Welspun Corp. Ltd. ..................................................... 45,476 499
3,188
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 267,959 909
17,987
Indonesia (0.5%):
Communication Services (0.4%):
PT Telkom Indonesia Persero Tbk (b) ......................................... 26,890,838 4,650

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Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Energy (0.0%):(a)
PT United Tractors Tbk .................................................. 251,700 $ 347
Financials (0.1%):
PT Bank Mandiri Persero Tbk .............................................. 1,703,100 553
PT Bank Rakyat Indonesia Persero Tbk ....................................... 4,383,100 1,193
1,746
6,743
Ireland (1.2%):
Consumer Staples (0.0%):(a)
Greencore Group PLC ................................................... 138,283 416
Financials (0.1%):
Bank of Ireland Group PLC ............................................... 35,714 490
Health Care (0.2%):
Medtronic PLC ........................................................ 29,700 2,465
Industrials (0.9%):
AerCap Holdings NV .................................................... 4,846 561
Eaton Corp. PLC ....................................................... 28,434 9,104
Trane Technologies PLC .................................................. 7,332 3,155
12,820
16,191
Isle of Man (0.0%):(a)
Consumer Discretionary (0.0%):(a)
Playtech PLC .......................................................... 23,272 100
Israel (0.4%):
Health Care (0.2%):
Teva Pharmaceutical Industries Ltd. , ADR (b) ................................... 170,200 2,856
Information Technology (0.2%):
CyberArk Software Ltd. (b) ................................................ 5,215 1,996
Nice Ltd. (b) ........................................................... 2,040 346
2,342
5,198
Italy (0.8%):
Consumer Discretionary (0.1%):
Ferrari NV ............................................................ 1,222 585
PRADA SpA .......................................................... 118,300 771
1,356
Health Care (0.1%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 9,160 550
Industrials (0.0%):(a)
Maire SpA ............................................................ 25,771 329
Information Technology (0.0%):(a)
Reply SpA ............................................................ 2,382 402
Utilities (0.6%):
Enel SpA ............................................................. 806,033 7,408
Hera SpA ............................................................ 67,780 337
7,745
10,382
Japan (5.1%):
Communication Services (0.6%):
Internet Initiative Japan, Inc. ............................................... 12,200 235
Kakaku.com, Inc. ....................................................... 450,091 7,677
Konami Group Corp. .................................................... 7,800 1,059
8,971
Consumer Discretionary (0.7%):
Adastria Co. Ltd. ....................................................... 9,500 185
Asics Corp. ........................................................... 26,300 634

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Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Central Automotive Products Ltd. ........................................... 20,700 $ 254
Goldwin, Inc. .......................................................... 2,900 166
Nojima Corp. .......................................................... 18,200 347
PAL GROUP Holdings Co. Ltd. ............................................ 13,000 320
Shoei Co. Ltd. ......................................................... 11,100 124
Sony Group Corp. ...................................................... 50,700 1,357
Sumitomo Electric Industries Ltd. ........................................... 29,800 625
Suzuki Motor Corp. ..................................................... 50,900 646
Tama Home Co. Ltd. (d) .................................................. 6,700 165
Tamron Co. Ltd. (d) ..................................................... 6,800 163
The Monogatari Corp. ................................................... 9,200 228
Toyota Motor Corp. ..................................................... 24,000 457
ZOZO, Inc. ........................................................... 443,800 4,809
10,480
Consumer Staples (0.6%):
Ain Holdings, Inc. ...................................................... 5,400 211
Asahi Group Holdings Ltd. ................................................ 37,400 493
MatsukiyoCocokara & Co. ................................................ 21,700 438
Rohto Pharmaceutical Co. Ltd. ............................................. 11,600 163
Toyo Suisan Kaisha Ltd. .................................................. 99,549 6,605
7,910
Financials (0.9%):
Mizuho Financial Group, Inc. .............................................. 334,411 9,300
ORIX Corp. ........................................................... 20,874 443
Sumitomo Mitsui Financial Group, Inc. ....................................... 53,725 1,380
Tokio Marine Holdings, Inc. ............................................... 20,300 859
11,982
Health Care (0.4%):
As One Corp. .......................................................... 8,100 125
Hoya Corp. ........................................................... 37,202 4,393
Otsuka Holdings Co. Ltd. ................................................. 13,500 686
Shionogi & Co. Ltd. ..................................................... 38,600 645
5,849
Industrials (0.6%):
AZ-COM MARUWA Holdings, Inc. ......................................... 21,300 157
Central Japan Railway Co. ................................................ 16,400 358
en Japan, Inc. .......................................................... 16,100 192
Fuji Electric Co. Ltd. .................................................... 75,900 3,353
Fujikura Ltd. .......................................................... 11,700 543
Hitachi Ltd. ........................................................... 26,900 750
ITOCHU Corp. ........................................................ 20,909 1,110
JAC Recruitment Co. Ltd. ................................................. 37,500 237
Komatsu Ltd. .......................................................... 25,800 784
Nichias Corp. .......................................................... 4,300 149
Obayashi Corp. ........................................................ 32,700 493
Sanwa Holdings Corp. ................................................... 6,800 234
Takeuchi Manufacturing Co. Ltd. ........................................... 6,300 203
Totech Corp. .......................................................... 12,500 253
8,816
Information Technology (1.1%):
Argo Graphics, Inc. ..................................................... 6,100 214
Canon, Inc. (d) ......................................................... 14,100 431
Dentsu Soken, Inc. ...................................................... 4,900 231
Disco Corp. ........................................................... 15,700 3,517
NEC Corp. ........................................................... 51,500 1,345
NSD Co. Ltd. .......................................................... 8,900 220
Oracle Corp. .......................................................... 65,700 7,697
SCREEN Holdings Co. Ltd. ............................................... 6,400 455
Yokogawa Electric Corp. ................................................. 22,500 552
14,662

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Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Materials (0.1%):
Nippon Steel Corp. ...................................................... 22,000 $ 443
Tosoh Corp. ........................................................... 29,082 430
873
Real Estate (0.1%):
Daiwa House Industry Co. Ltd. ............................................. 13,600 459
Katitas Co. Ltd. ........................................................ 18,500 282
741
70,284
Luxembourg (0.0%):(a)
Materials (0.0%):(a)
ArcelorMittal SA ....................................................... 14,093 427
Malaysia (0.0%):(a)
Health Care (0.0%):(a)
KPJ Healthcare Bhd ..................................................... 645,100 412
Mexico (0.2%):
Consumer Staples (0.0%):(a)
Coca-Cola Femsa SAB de CV , ADR ......................................... 4,896 465
Financials (0.1%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 163,140 1,443
Real Estate (0.1%):
Corp Inmobiliaria Vesta SAB de CV (d) ....................................... 189,103 545
2,453
Netherlands (0.9%):
Communication Services (0.0%):(a)
Koninklijke KPN NV .................................................... 119,929 564
Consumer Discretionary (0.1%):
Prosus NV (b) .......................................................... 17,420 895
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 16,209 684
Financials (0.1%):
Euronext NV (c) ........................................................ 5,662 923
NN Group NV ......................................................... 8,305 522
1,445
Health Care (0.0%):(a)
Argenx SE (b) .......................................................... 886 508
Industrials (0.0%):(a)
Koninklijke BAM Groep NV .............................................. 57,721 483
Information Technology (0.5%):
ASM International NV ................................................... 11,058 6,017
ASML Holding NV ..................................................... 1,341 988
7,005
Real Estate (0.1%):
NEPI Rockcastle NV .................................................... 137,357 1,056
12,640
New Zealand (0.5%):
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 301,993 6,569
Norway (0.4%):
Energy (0.0%):(a)
Equinor ASA .......................................................... 12,562 294
Industrials (0.4%):
Kongsberg Gruppen ASA ................................................. 31,422 5,537
5,831

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Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Panama (0.0%):(a)
Industrials (0.0%):(a)
Copa Holdings SA , Class A ................................................ 4,775 $ 515
Poland (0.1%):
Consumer Discretionary (0.0%):(a)
LPP SA .............................................................. 115 443
Financials (0.1%):
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 37,135 748
1,191
Portugal (0.0%):(a)
Energy (0.0%):(a)
Galp Energia SGPS SA ................................................... 29,957 480
Puerto Rico (0.1%):
Financials (0.1%):
EVERTEC, Inc. ........................................................ 16,410 594
OFG Bancorp ......................................................... 9,865 406
1,000
Russian Federation (0.0%):
Energy (0.0%):
Gazprom PJSC (b) (e) (f) ................................................... 303,950 —
Rosneft Oil Co. PJSC , GDR (b) (e) (f) ......................................... 124,892 —
—
Financials (0.0%):
Sberbank of Russia PJSC , ADR (b) (e) (f) ....................................... 91,313 —
—
Saudi Arabia (0.3%):
Consumer Discretionary (0.1%):
United Electronics Co. ................................................... 40,810 945
Financials (0.2%):
Alinma Bank .......................................................... 268,814 1,852
Saudi Awwal Bank ...................................................... 140,900 1,268
3,120
Industrials (0.0%):(a)
Riyadh Cables Group Co. ................................................. 11,022 408
4,473
Singapore (1.1%):
Communication Services (0.1%):
Sea Ltd. , ADR (b) ....................................................... 5,136 824
Consumer Discretionary (0.1%):
Trip.com Group Ltd. , ADR ................................................ 13,908 871
Financials (0.8%):
DBS Group Holdings Ltd. ................................................. 22,195 766
Singapore Exchange Ltd. ................................................. 1,005,627 10,924
11,690
Industrials (0.0%):(a)
Singapore Technologies Engineering Ltd. ...................................... 93,600 566
Utilities (0.1%):
Sembcorp Industries Ltd. ................................................. 132,300 678
14,629
South Africa (0.7%):
Consumer Discretionary (0.5%):
Foschini Group Ltd. ..................................................... 40,119 300
Mr Price Group Ltd. ..................................................... 454,035 6,118
6,418
Financials (0.1%):
Capitec Bank Holdings Ltd. ............................................... 5,277 1,012

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Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Investec PLC .......................................................... 52,224 $ 373
Nedbank Group Ltd. ..................................................... 40,850 580
1,965
Materials (0.1%):
Gold Fields Ltd. ........................................................ 27,220 623
9,006
South Korea (0.7%):
Communication Services (0.0%):(a)
Krafton, Inc. (b) ........................................................ 1,821 487
Financials (0.2%):
DB Insurance Co. Ltd. ................................................... 4,862 354
KB Financial Group, Inc. ................................................. 11,540 869
KIWOOM Securities Co. Ltd. .............................................. 3,251 383
Samsung Securities Co. Ltd. ............................................... 11,549 505
2,111
Health Care (0.0%):(a)
Classys, Inc. .......................................................... 7,198 297
Industrials (0.2%):
Hanwha Aerospace Co. Ltd. ............................................... 1,188 697
HD Hyundai Electric Co. Ltd. .............................................. 1,903 521
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. .......................... 2,697 617
Hyundai Rotem Co. Ltd. .................................................. 6,039 639
2,474
Information Technology (0.3%):
Samsung Electronics Co. Ltd. .............................................. 77,514 3,146
SK Hynix, Inc. ......................................................... 9,838 1,452
4,598
9,967
Spain (1.5%):
Energy (0.0%):(a)
Repsol SA ............................................................ 36,859 497
Financials (1.0%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 763,357 11,458
Banco Santander SA ..................................................... 188,227 1,502
Bankinter SA .......................................................... 47,597 612
13,572
Health Care (0.0%):(a)
Pharma Mar SA ........................................................ 2,990 288
Industrials (0.4%):
Aena SME SA (c) ....................................................... 23,182 6,236
Utilities (0.1%):
Iberdrola SA .......................................................... 38,432 704
21,297
Sweden (1.0%):
Communication Services (0.0%):(a)
Modern Times Group Mortgage AB , Class B (b) ................................. 20,800 235
Consumer Discretionary (0.0%):(a)
Clas Ohlson AB , B Shares ................................................ 15,106 415
Consumer Staples (0.4%):
Cloetta AB , B Shares .................................................... 98,745 357
Essity AB , Class B ...................................................... 184,385 5,397
5,754
Financials (0.1%):
Swedbank AB , Class A ................................................... 18,911 512

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Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Industrials (0.5%):
Atlas Copco AB , Class B ................................................. 344,687 $ 4,909
Inwido AB ............................................................ 13,803 304
NCC AB , Class B ....................................................... 15,028 285
Volvo AB , Class B ...................................................... 19,979 554
6,052
Information Technology (0.0%):(a)
Mycronic AB .......................................................... 7,938 314
Materials (0.0%):(a)
Hexpol AB ........................................................... 32,705 304
13,586
Switzerland (3.2%):
Consumer Discretionary (0.3%):
On Holding AG , Class A (b) ............................................... 61,247 3,638
Consumer Staples (0.8%):
Coca-Cola HBC AG ..................................................... 16,562 863
Nestle SA , Registered Shares .............................................. 90,552 9,652
10,515
Financials (0.9%):
Chubb Ltd. ........................................................... 18,188 5,406
Partners Group Holding AG ............................................... 4,720 6,339
Zurich Insurance Group AG ............................................... 1,586 1,113
12,858
Health Care (1.0%):
Novartis AG , Registered Shares ............................................. 17,912 2,069
Roche Holding AG ...................................................... 37,202 12,057
Sandoz Group AG ...................................................... 9,615 489
14,615
Industrials (0.1%):
ABB Ltd. , Registered Shares ............................................... 12,617 715
dormakaba Holding AG .................................................. 393 350
Sulzer AG , Registered Shares .............................................. 2,221 419
1,484
Materials (0.1%):
Holcim AG ........................................................... 11,738 1,301
Real Estate (0.0%):(a)
PSP Swiss Property AG , Registered Shares ..................................... 2,651 467
44,878
Taiwan (3.3%):
Financials (0.7%):
Cathay Financial Holding Co. Ltd. ........................................... 4,755,000 9,409
Industrials (0.0%):(a)
Fortune Electric Co. Ltd. ................................................. 20,300 304
Information Technology (2.6%):
ASE Technology Holding Co. Ltd. ........................................... 902,000 4,105
Chroma ATE, Inc. ...................................................... 38,000 419
Compeq Manufacturing Co. Ltd. ............................................ 255,000 511
Elite Material Co. Ltd. ................................................... 25,000 614
Gold Circuit Electronics Ltd. ............................................... 58,800 501
King Yuan Electronics Co. Ltd. ............................................. 136,000 431
Lite-On Technology Corp. ................................................ 1,150,000 3,843
Lotes Co. Ltd. ......................................................... 7,000 299
Quanta Computer, Inc. (b) ................................................. 100,000 885
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 765,000 24,406
Wiwynn Corp. ......................................................... 7,000 551
36,565
46,278

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(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Thailand (0.0%):(a)
Consumer Staples (0.0%):(a)
CP ALL PCL, NVDR .................................................... 416,500 $ 595
Turkey (0.1%):
Consumer Staples (0.0%):(a)
BIM Birlesik Magazalar A/S ............................................... 31,898 388
Industrials (0.1%):
Aselsan Elektronik Sanayi Ve Ticaret A/S ...................................... 132,648 439
Pegasus Hava Tasimaciligi A/S (b) ........................................... 59,522 367
806
1,194
United Kingdom (3.6%):
Consumer Discretionary (1.0%):
Birkenstock Holding PLC (b) ............................................... 9,322 501
Games Workshop Group PLC .............................................. 1,199 248
Greggs PLC ........................................................... 158,846 4,420
Next PLC ............................................................ 51,096 8,866
14,035
Consumer Staples (0.7%):
Coca-Cola Europacific Partners PLC ......................................... 5,767 529
Imperial Brands PLC .................................................... 208,530 7,907
Marks & Spencer Group PLC .............................................. 130,995 661
Unilever PLC ......................................................... 14,663 933
10,030
Energy (0.1%):
Harbour Energy PLC .................................................... 161,359 387
Shell PLC ............................................................ 19,368 639
Shell PLC-DRIP ....................................................... 19,368 7
1,033
Financials (0.8%):
3i Group PLC ......................................................... 23,075 1,267
Barclays PLC ......................................................... 166,981 739
HSBC Holdings PLC .................................................... 607,905 7,161
Standard Chartered PLC .................................................. 83,554 1,303
10,470
Health Care (0.2%):
AstraZeneca PLC ....................................................... 10,444 1,530
Hikma Pharmaceuticals PLC ............................................... 51,707 1,492
3,022
Industrials (0.2%):
Balfour Beatty PLC ..................................................... 34,672 234
easyJet PLC ........................................................... 59,510 463
Morgan Sindall Group PLC ................................................ 6,678 349
RELX PLC ........................................................... 9,089 489
Rolls-Royce Holdings PLC ................................................ 99,314 1,155
2,690
Information Technology (0.0%):(a)
Softcat PLC ........................................................... 8,787 213
Materials (0.5%):
Rio Tinto PLC ......................................................... 112,546 6,659
Real Estate (0.0%):(a)
The British Land Co. PLC ................................................ 76,584 403
Utilities (0.1%):
Drax Group PLC ....................................................... 61,202 547
National Grid PLC ...................................................... 33,193 470
1,017
49,572

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(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
United States (57.4%):
Communication Services (6.3%):
Alphabet, Inc. , Class A ................................................... 190,469 $ 32,903
Meta Platforms, Inc. , Class A .............................................. 49,806 32,249
Netflix, Inc. (b) ......................................................... 14,806 17,874
Reddit, Inc. , Class A (b) ................................................... 10,138 1,139
Take-Two Interactive Software, Inc. (b) ....................................... 9,800 2,217
The Trade Desk, Inc. , Class A (b) ............................................ 19,741 1,485
87,867
Consumer Discretionary (6.2%):
Amazon.com, Inc. (b) .................................................... 141,933 29,098
Atmus Filtration Technologies, Inc. .......................................... 20,022 721
Booking Holdings, Inc. ................................................... 1,976 10,905
Brunswick Corp. ....................................................... 11,627 588
Cavco Industries, Inc. (b) .................................................. 1,330 577
Century Communities, Inc. ................................................ 3,047 158
Installed Building Products, Inc. ............................................ 3,362 536
Latham Group, Inc. (b) ................................................... 146,908 830
LKQ Corp. ........................................................... 79,000 3,197
M/I Homes, Inc. (b) ...................................................... 1,864 199
MarineMax, Inc. (b) ..................................................... 21,020 446
Mattel, Inc. (b) ......................................................... 86,000 1,629
McDonald's Corp. ...................................................... 49,395 15,503
O'Reilly Automotive, Inc. (b) ............................................... 2,926 4,001
PulteGroup, Inc. ........................................................ 59,561 5,839
Tesla, Inc. (b) .......................................................... 26,836 9,297
Thor Industries, Inc. ..................................................... 6,759 549
Toll Brothers, Inc. ...................................................... 15,100 1,574
Tri Pointe Homes, Inc. (b) ................................................. 17,402 513
86,160
Consumer Staples (2.3%):
Casey's General Stores, Inc. ............................................... 1,416 620
Colgate-Palmolive Co. ................................................... 143,198 13,309
Ingredion, Inc. ......................................................... 3,503 487
Keurig Dr. Pepper, Inc. ................................................... 117,200 3,946
Mondelez International, Inc. , Class A ......................................... 37,500 2,531
PepsiCo, Inc. .......................................................... 61,636 8,102
U.S. Foods Holding Corp. (b) ............................................... 36,900 2,920
31,915
Energy (2.1%):
APA Corp. ............................................................ 286,995 4,882
ConocoPhillips Co. ..................................................... 53,031 4,526
Enterprise Products Partners LP ............................................. 89,400 2,755
Expro Group Holdings NV (b) .............................................. 27,294 227
Exxon Mobil Corp. ..................................................... 143,806 14,712
Kodiak Gas Services, Inc. ................................................. 10,795 381
Liberty Energy, Inc. ..................................................... 17,452 202
Valero Energy Corp. ..................................................... 12,100 1,561
29,246
Financials (8.5%):
Acadian Asset Management, Inc. ............................................ 34,023 1,024
Bank of America Corp. ................................................... 230,359 10,166
Cboe Global Markets, Inc. ................................................ 16,800 3,849
Citigroup, Inc. ......................................................... 54,400 4,097
Home Bancshares, Inc. ................................................... 23,332 660
Houlihan Lokey, Inc. .................................................... 3,619 632
Jackson Financial, Inc. , Class A ............................................. 51,604 4,227
JPMorgan Chase & Co. .................................................. 65,986 17,420
KeyCorp ............................................................. 224,700 3,564
Mastercard, Inc. , Class A ................................................. 30,804 18,039
S&P Global, Inc. ....................................................... 27,505 14,106

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(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Synchrony Financial ..................................................... 104,497 $ 6,024
Texas Capital Bancshares, Inc. (b) ........................................... 9,201 660
The PNC Financial Services Group, Inc. ...................................... 55,986 9,731
The Progressive Corp. ................................................... 5,700 1,624
Tradeweb Markets, Inc. , Class A ............................................ 13,316 1,924
Unum Group .......................................................... 187,407 15,313
Visa, Inc. , Class A ...................................................... 15,531 5,672
118,732
Health Care (6.6%):
AbbVie, Inc. .......................................................... 9,500 1,768
Align Technology, Inc. (b) ................................................. 17,746 3,211
Amgen, Inc. ........................................................... 25,913 7,468
BeOne Medicines Ltd. (b) ................................................. 34,500 658
Boston Scientific Corp. (b) ................................................. 24,506 2,579
Catalyst Pharmaceuticals, Inc. (b) ............................................ 22,228 555
CorVel Corp. (b) ........................................................ 7,951 885
CVS Health Corp. ...................................................... 25,200 1,614
Eli Lilly & Co. ......................................................... 21,837 16,108
GE HealthCare Technologies, Inc. ........................................... 16,400 1,157
Gilead Sciences, Inc. .................................................... 55,648 6,126
Halozyme Therapeutics, Inc. (b) ............................................. 13,238 742
IDEXX Laboratories, Inc. (b) ............................................... 16,680 8,563
Integer Holdings Corp. (b) ................................................. 3,082 366
Intuitive Surgical, Inc. (b) ................................................. 6,898 3,810
Johnson & Johnson ..................................................... 99,034 15,371
LeMaitre Vascular, Inc. ................................................... 7,453 613
McKesson Corp. ....................................................... 7,902 5,685
Merck & Co., Inc. ...................................................... 21,400 1,644
Neogen Corp. (b) ....................................................... 34,833 204
Privia Health Group, Inc. (b) ............................................... 22,758 518
STAAR Surgical Co. (b) .................................................. 15,987 285
The Cigna Group ....................................................... 12,000 3,800
UnitedHealth Group, Inc. ................................................. 23,095 6,973
Vericel Corp. (b) ........................................................ 16,300 673
91,376
Industrials (5.5%):
AAON, Inc. ........................................................... 5,987 576
Arcosa, Inc. ........................................................... 7,006 604
CACI International, Inc. , Class A (b) ......................................... 6,400 2,739
Caterpillar, Inc. ........................................................ 29,618 10,308
Curtiss-Wright Corp. .................................................... 24,958 10,984
Delta Air Lines, Inc. ..................................................... 121,823 5,895
ESCO Technologies, Inc. ................................................. 5,197 942
FedEx Corp. .......................................................... 8,000 1,745
General Dynamics Corp. .................................................. 5,300 1,476
GMS, Inc. (b) .......................................................... 6,147 466
Honeywell International, Inc. .............................................. 6,400 1,451
Hub Group, Inc. , Class A ................................................. 5,458 184
Johnson Controls International PLC .......................................... 19,000 1,926
Leidos Holdings, Inc. .................................................... 11,200 1,663
Lennox International, Inc. ................................................. 13,581 7,666
Lincoln Electric Holdings, Inc. ............................................. 2,095 406
McGrath RentCorp ...................................................... 5,760 647
Quanta Services, Inc. .................................................... 13,162 4,509
RTX Corp. ............................................................ 12,800 1,747
Rush Enterprises, Inc. , Class A ............................................. 11,911 591
Simpson Manufacturing Co., Inc. ........................................... 4,008 624
SPX Technologies, Inc. (b) ................................................ 2,858 435
SS&C Technologies Holdings, Inc. .......................................... 41,200 3,329
Standex International Corp. ................................................ 3,825 577
The AZEK Co., Inc. (b) ................................................... 7,230 358
The Toro Co. .......................................................... 16,400 1,243

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Uber Technologies, Inc. (b) ................................................ 57,103 $ 4,806
Vertiv Holdings Co. , Class A ............................................... 75,631 8,163
76,060
Information Technology (16.8%):
Adobe, Inc. (b) ......................................................... 23,168 9,617
Advanced Energy Industries, Inc. ........................................... 5,303 609
Alarm.com Holdings, Inc. (b) ............................................... 4,104 236
Amphenol Corp. , Class A ................................................. 15,000 1,349
Analog Devices, Inc. .................................................... 8,100 1,733
Apple, Inc. ........................................................... 203,690 40,911
Applied Materials, Inc. ................................................... 8,900 1,395
Arista Networks, Inc. (b) .................................................. 50,861 4,407
Broadcom, Inc. ........................................................ 52,451 12,697
Cadence Design Systems, Inc. (b) ............................................ 10,232 2,937
Cisco Systems, Inc. ..................................................... 214,387 13,515
Corpay, Inc. (b) ......................................................... 5,500 1,788
Diodes, Inc. (b) ......................................................... 8,301 369
DoubleVerify Holdings, Inc. (b) ............................................. 25,778 354
ePlus, Inc. (b) .......................................................... 12,376 883
Fortinet, Inc. (b) ........................................................ 96,331 9,805
Microsoft Corp. ........................................................ 102,535 47,203
Motorola Solutions, Inc. .................................................. 7,700 3,198
NVIDIA Corp. ......................................................... 430,785 58,212
Palo Alto Networks, Inc. (b) ................................................ 18,750 3,608
Progress Software Corp. .................................................. 7,929 488
Salesforce, Inc. ........................................................ 6,400 1,698
ServiceNow, Inc. (b) ..................................................... 5,416 5,476
Texas Instruments, Inc. ................................................... 48,077 8,791
Zebra Technologies Corp. (b) ............................................... 6,800 1,970
233,249
Materials (0.7%):
Alcoa Corp. ........................................................... 139,262 3,728
Hawkins, Inc. ......................................................... 7,378 985
NewMarket Corp. ...................................................... 1,326 854
PPG Industries, Inc. ..................................................... 17,200 1,906
Sealed Air Corp. ....................................................... 52,900 1,703
9,176
Real Estate (1.3%):
Camden Property Trust ................................................... 20,800 2,444
Equity LifeStyle Properties, Inc. ............................................ 35,400 2,250
Prologis, Inc. .......................................................... 62,114 6,745
Simon Property Group, Inc. ............................................... 45,206 7,372
18,811
Utilities (1.1%):
American Electric Power Co., Inc. ........................................... 20,400 2,111
Constellation Energy Corp. ................................................ 18,774 5,748
Exelon Corp. .......................................................... 70,600 3,094
Vistra Corp. ........................................................... 27,384 4,397
15,350
797,942
Uruguay (0.0%):(a)
Consumer Discretionary (0.0%):(a)
MercadoLibre, Inc. (b) ................................................... 157 402
Total Common Stocks (Cost $905,648) 1,369,449
Rights (0.0%)(a)
South Korea (0.0%):(a)
Industrials (0.0%):(a)
Hanwha Aerospace Co. Ltd. , expiring 7/3/25 (b) ................................. 85 8
Total Rights (Cost $–) 8

Victory Portfolios III
Victory Sustainable World Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
8/13/2021
$ 1,231
Rosneft Oil Co. PJSC , GDR ....................................
4/6/2021
964
Sberbank of Russia PJSC , ADR ..................................
3/26/2021
1,405
Security Description Shares
Value
(000)
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring 3/31/40 (b) (f) ............................... 5,434 $ —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares Core MSCI EAFE ETF ............................................. 3,810 314
iShares MSCI EAFE Small-Cap ETF ......................................... 9,882 698
iShares Russell 2000 ETF ................................................. 3,335 684
1,696
Total Exchange-Traded Funds (Cost $1,639) 1,696
Collateral for Securities Loaned (0.2%)^
United States (0.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (g) ........ 765,770 766
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (g) ............ 765,770 765
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (g) ............... 765,770 766
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .23% (g) . 765,770 766
Total Collateral for Securities Loaned (Cost $3,063) 3,063
Total Investments (Cost $910,350) — 98.7% 1,374,216
Other assets in excess of liabilities — 1.3% 17,125
NET ASSETS - 100.00% $ 1,391,341
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2025, the fair value of these securities was $25,557
(thousands) and amounted to 1.8% of net assets.
(d) All or a portion of this security is on loan.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at May 31, 2025 (amounts in thousands):
(f) Security was fair valued using significant unobservable inputs as of May 31, 2025.
(g) Rate disclosed is the daily yield on May 31, 2025.
ADR
—
American Depositary Receipt
DRIP
—
Dividend Reinvestment Programmes
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
LP
—
Limited Partnership
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (91.0%)
Australia (1.5%):
Energy (0.3%):
Santos Ltd. ........................................................... 175,441 $ 745
Woodside Energy Group Ltd. .............................................. 41,375 594
1,339
Financials (0.8%):
ANZ Group Holdings Ltd. (a) .............................................. 66,109 1,237
Commonwealth Bank of Australia ........................................... 12,559 1,425
Westpac Banking Corp. .................................................. 51,083 1,071
3,733
Real Estate (0.4%):
Scentre Group (a) ....................................................... 355,971 842
Vicinity Ltd. .......................................................... 431,059 684
1,526
6,598
Canada (18.0%):
Communication Services (0.2%):
Rogers Communications, Inc. , Class B ........................................ 26,293 706
Consumer Discretionary (0.7%):
Dollarama, Inc. ........................................................ 11,116 1,430
Magna International, Inc. ................................................. 23,428 851
Restaurant Brands International, Inc. ......................................... 10,133 724
3,005
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc. ............................................. 14,627 758
George Weston Ltd. ..................................................... 5,754 1,158
Loblaw Cos. Ltd. ....................................................... 7,086 1,196
Metro, Inc. ........................................................... 13,481 1,051
4,163
Energy (3.4%):
ARC Resources Ltd. ..................................................... 34,704 725
Cameco Corp. ......................................................... 18,308 1,072
Canadian Natural Resources Ltd. ............................................ 87,439 2,655
Cenovus Energy, Inc. .................................................... 78,096 1,029
Enbridge, Inc. ......................................................... 93,318 4,344
Imperial Oil Ltd. ....................................................... 8,997 642
Keyera Corp. .......................................................... 23,755 724
Pembina Pipeline Corp. .................................................. 29,745 1,115
Suncor Energy, Inc. ..................................................... 45,771 1,628
Tourmaline Oil Corp. .................................................... 20,449 922
14,856
Financials (6.6%):
Bank of Montreal ....................................................... 37,765 4,056
Brookfield Corp. ....................................................... 25,472 1,471
Canadian Imperial Bank of Commerce ........................................ 48,266 3,286
Fairfax Financial Holdings Ltd. ............................................. 740 1,259
iA Financial Corp., Inc. ................................................... 8,155 830
Intact Financial Corp. .................................................... 6,753 1,532
Manulife Financial Corp. ................................................. 73,638 2,345
National Bank of Canada ................................................. 21,855 2,151
Power Corp. of Canada ................................................... 29,956 1,159
Sun Life Financial, Inc. .................................................. 28,513 1,837
The Bank of Nova Scotia ................................................. 62,129 3,325
The Toronto-Dominion Bank ............................................... 78,884 5,448
TMX Group Ltd. ....................................................... 15,651 633
29,332
Industrials (2.2%):
Canadian National Railway Co. ............................................. 12,902 1,356

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Canadian Pacific Kansas City Ltd. ........................................... 55,676 $ 4,548
GFL Environmental, Inc. ................................................. 10,644 538
Stantec, Inc. ........................................................... 8,297 854
Thomson Reuters Corp. .................................................. 7,119 1,414
WSP Global, Inc. ....................................................... 7,041 1,443
10,153
Information Technology (2.2%):
CGI, Inc. ............................................................. 7,031 756
Constellation Software, Inc. ............................................... 1,023 3,710
Shopify, Inc. , Class A (a) .................................................. 43,443 4,643
9,109
Materials (0.6%):
Agnico Eagle Mines Ltd. ................................................. 8,955 1,056
Nutrien Ltd. ........................................................... 18,845 1,113
Teck Resources Ltd. , Class B .............................................. 15,759 584
2,753
Utilities (1.1%):
AltaGas Ltd. .......................................................... 22,273 622
Canadian Utilities Ltd. , Class A ............................................. 19,412 543
Emera, Inc. ........................................................... 25,520 1,170
Fortis, Inc. ............................................................ 31,381 1,534
Hydro One Ltd. ........................................................ 26,425 973
4,842
78,919
France (4.2%):
Consumer Discretionary (0.6%):
Hermes International SCA ................................................ 386 1,064
LVMH Moet Hennessy Louis Vuitton SE ...................................... 2,694 1,461
Renault SA ........................................................... 10,178 523
3,048
Consumer Staples (0.5%):
Danone SA ........................................................... 19,802 1,693
Pernod Ricard SA ....................................................... 4,042 418
2,111
Energy (0.2%):
TotalEnergies SE ....................................................... 16,138 950
Financials (0.5%):
AXA SA ............................................................. 15,891 749
BNP Paribas SA ........................................................ 16,707 1,463
2,212
Health Care (0.5%):
EssilorLuxottica SA (a) ................................................... 3,953 1,098
Sanofi SA ............................................................ 11,771 1,166
2,264
Industrials (1.4%):
Airbus SE ............................................................ 6,152 1,131
Cie de Saint-Gobain SA .................................................. 5,673 639
Safran SA ............................................................ 4,379 1,295
Schneider Electric SE .................................................... 7,075 1,785
Vinci SA ............................................................. 9,789 1,398
6,248
Real Estate (0.3%):
Covivio SA ........................................................... 7,367 442
Gecina SA ............................................................ 4,894 539
Unibail-Rodamco-Westfield ............................................... 6,916 656
1,637

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Utilities (0.2%):
Veolia Environnement SA ................................................. 23,694 $ 815
19,285
Germany (3.6%):
Communication Services (0.3%):
Deutsche Telekom AG ................................................... 28,819 1,091
Consumer Staples (0.2%):
Henkel AG & Co. KGaA ................................................. 11,602 852
Financials (1.0%):
Allianz SE , Registered Shares .............................................. 5,264 2,088
Deutsche Boerse AG .................................................... 2,614 842
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 1,941 1,257
4,187
Industrials (1.1%):
Deutsche Post AG ...................................................... 25,008 1,122
Siemens AG , Registered Shares ............................................. 10,109 2,431
Siemens Energy AG (a) ................................................... 7,891 771
4,324
Information Technology (0.7%):
SAP SE .............................................................. 10,015 3,029
Materials (0.1%):
BASF SE ............................................................ 9,220 444
Real Estate (0.1%):
Vonovia SE (a) ......................................................... 16,642 545
Utilities (0.1%):
E.ON SE ............................................................. 34,369 602
15,074
Ireland (0.8%):
Industrials (0.6%):
Eaton Corp. PLC ....................................................... 2,538 813
Experian PLC ......................................................... 21,564 1,074
Trane Technologies PLC .................................................. 1,555 669
2,556
Information Technology (0.2%):
Accenture PLC , Class A .................................................. 2,519 798
3,354
Italy (1.3%):
Consumer Discretionary (0.2%):
Ferrari NV ............................................................ 1,723 825
Financials (0.7%):
FinecoBank Banca Fineco SpA ............................................. 32,109 694
Intesa Sanpaolo SpA ..................................................... 240,107 1,340
UniCredit SpA ......................................................... 15,072 969
3,003
Utilities (0.4%):
Enel SpA ............................................................. 180,656 1,661
5,489
Japan (11.2%):
Communication Services (1.0%):
Nintendo Co. Ltd. ...................................................... 20,500 1,673
Nippon Telegraph & Telephone Corp. ........................................ 2,298,500 2,560
4,233
Consumer Discretionary (2.2%):
Denso Corp. .......................................................... 89,800 1,213
Fast Retailing Co. Ltd. ................................................... 3,900 1,299
Honda Motor Co. Ltd. ................................................... 118,200 1,201

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Sony Group Corp. ...................................................... 97,100 $ 2,599
Toyota Motor Corp. ..................................................... 164,100 3,124
9,436
Consumer Staples (0.7%):
Ajinomoto Co., Inc. ..................................................... 47,300 1,183
Japan Tobacco, Inc. ..................................................... 58,000 1,779
2,962
Energy (0.4%):
Inpex Corp. ........................................................... 143,000 1,912
Financials (1.3%):
Mizuho Financial Group, Inc. .............................................. 63,800 1,774
Sumitomo Mitsui Financial Group, Inc. ....................................... 88,600 2,277
Tokio Marine Holdings, Inc. ............................................... 36,400 1,540
5,591
Health Care (0.9%):
Chugai Pharmaceutical Co. Ltd. ............................................ 12,700 664
Hoya Corp. ........................................................... 9,800 1,157
Takeda Pharmaceutical Co. Ltd. ............................................ 41,200 1,237
Terumo Corp. ......................................................... 48,000 881
3,939
Industrials (3.1%):
Central Japan Railway Co. ................................................ 94,300 2,060
Hitachi Ltd. ........................................................... 83,500 2,327
ITOCHU Corp. ........................................................ 27,000 1,433
Marubeni Corp. ........................................................ 53,900 1,093
Mitsubishi Corp. ....................................................... 77,200 1,562
Mitsubishi Electric Corp. ................................................. 43,300 864
Mitsubishi Heavy Industries Ltd. ............................................ 58,800 1,354
Recruit Holdings Co. Ltd. ................................................. 25,500 1,519
Sumitomo Corp. ........................................................ 46,900 1,194
13,406
Information Technology (1.2%):
Advantest Corp. ........................................................ 17,300 875
Canon, Inc. ........................................................... 32,200 984
Fujitsu Ltd. ........................................................... 39,600 907
Keyence Corp. ......................................................... 3,300 1,381
Tokyo Electron Ltd. ..................................................... 8,300 1,306
5,453
Real Estate (0.2%):
Mitsui Fudosan Co. Ltd. .................................................. 71,200 682
Utilities (0.2%):
Osaka Gas Co. Ltd. ..................................................... 41,400 1,054
48,668
Netherlands (1.1%):
Financials (0.5%):
Adyen NV (a) (b) ........................................................ 389 745
ING Groep NV ........................................................ 55,625 1,182
1,927
Information Technology (0.6%):
ASML Holding NV ..................................................... 3,280 2,416
4,343
Norway (0.2%):
Energy (0.2%):
SFL Corp. Ltd. ......................................................... 78,257 672
Singapore (0.1%):
Financials (0.1%):
DBS Group Holdings Ltd. ................................................. 17,300 597

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Spain (1.3%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA .............................................. 13,063 $ 708
Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 70,695 1,061
Banco Santander SA ..................................................... 253,190 2,020
3,081
Utilities (0.4%):
Iberdrola SA .......................................................... 82,328 1,509
5,298
Sweden (1.3%):
Consumer Staples (0.2%):
Essity AB , Class B ...................................................... 30,579 895
Financials (0.2%):
L E Lundbergforetagen AB , Class B ......................................... 18,269 934
Industrials (0.9%):
Assa Abloy AB , Class B .................................................. 17,913 569
Atlas Copco AB , Class B ................................................. 70,498 1,004
Epiroc AB , Class B ..................................................... 36,820 720
Lifco AB , Class B ...................................................... 25,430 1,036
Sandvik AB ........................................................... 46,427 1,014
4,343
6,172
Switzerland (3.2%):
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA , Registered Shares ................................ 6,854 1,294
Financials (0.8%):
Chubb Ltd. ........................................................... 1,613 479
Partners Group Holding AG ............................................... 567 762
Swiss Re AG .......................................................... 5,218 922
Zurich Insurance Group AG ............................................... 1,789 1,256
3,419
Health Care (1.1%):
Novartis AG , Registered Shares ............................................. 26,298 3,037
Roche Holding AG ...................................................... 6,436 2,116
5,153
Industrials (0.4%):
ABB Ltd. , Registered Shares ............................................... 18,504 1,049
Geberit AG , Registered Shares ............................................. 918 686
1,735
Materials (0.6%):
Holcim AG ........................................................... 11,554 1,281
Sika AG , Registered Shares ................................................ 5,124 1,376
2,657
14,258
United Kingdom (4.1%):
Communication Services (0.1%):
Vodafone Group PLC .................................................... 588,695 610
Consumer Discretionary (0.1%):
Next PLC ............................................................ 3,535 613
Consumer Staples (0.6%):
Diageo PLC ........................................................... 39,160 1,063
Unilever PLC ......................................................... 26,673 1,697
2,760
Energy (0.2%):
Shell PLC ............................................................ 22,359 738

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Shell PLC-DRIP ....................................................... 22,359 $ 8
746
Financials (1.3%):
Barclays PLC ......................................................... 281,795 1,248
HSBC Holdings PLC .................................................... 196,509 2,315
Lloyds Banking Group PLC ............................................... 826,039 860
London Stock Exchange Group PLC ......................................... 4,761 724
Willis Towers Watson PLC ................................................ 1,783 564
5,711
Health Care (0.8%):
AstraZeneca PLC ....................................................... 14,748 2,160
GSK PLC ............................................................ 55,345 1,124
3,284
Industrials (0.6%):
BAE Systems PLC ...................................................... 58,662 1,504
Rolls-Royce Holdings PLC ................................................ 111,944 1,302
2,806
Real Estate (0.1%):
Segro PLC ............................................................ 53,769 505
Utilities (0.3%):
United Utilities Group PLC ................................................ 83,060 1,315
18,350
United States (39.1%):
Communication Services (3.8%):
Alphabet, Inc. , Class C ................................................... 37,517 6,469
AT&T, Inc. ........................................................... 37,843 1,052
Meta Platforms, Inc. , Class A .............................................. 7,669 4,966
Netflix, Inc. (a) ......................................................... 2,265 2,734
The Walt Disney Co. .................................................... 8,634 976
Verizon Communications, Inc. .............................................. 18,387 808
17,005
Consumer Discretionary (4.6%):
Amazon.com, Inc. (a) .................................................... 34,420 7,056
AutoZone, Inc. (a) ....................................................... 80 299
Booking Holdings, Inc. ................................................... 203 1,120
Chipotle Mexican Grill, Inc. (a) ............................................. 15,528 778
Expedia Group, Inc. ..................................................... 3,639 607
Ford Motor Co. ........................................................ 148,668 1,543
General Motors Co. ..................................................... 15,851 786
Hilton Worldwide Holdings, Inc. ............................................ 5,142 1,277
Lowe's Cos., Inc. ....................................................... 5,468 1,234
Marriott International, Inc. , Class A .......................................... 3,637 960
NIKE, Inc. , Class B ..................................................... 9,836 596
O'Reilly Automotive, Inc. (a) ............................................... 380 520
Ross Stores, Inc. ....................................................... 5,969 836
The Home Depot, Inc. ................................................... 4,911 1,809
The TJX Cos., Inc. ...................................................... 7,257 921
20,342
Consumer Staples (1.7%):
Keurig Dr. Pepper, Inc. ................................................... 28,319 953
PepsiCo, Inc. .......................................................... 6,221 818
Philip Morris International, Inc. ............................................. 10,640 1,921
Sysco Corp. ........................................................... 6,790 496
The Coca-Cola Co. ...................................................... 16,125 1,163
The Kroger Co. ........................................................ 9,507 649
Walmart, Inc. .......................................................... 18,944 1,870
7,870
Energy (0.7%):
Exxon Mobil Corp. ..................................................... 22,027 2,253

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
The Williams Cos., Inc. .................................................. 13,520 $ 818
3,071
Financials (5.9%):
Ameriprise Financial, Inc. ................................................. 2,034 1,036
Bank of America Corp. ................................................... 25,297 1,116
Blackrock, Inc. ........................................................ 1,459 1,430
Brookfield Asset Management Ltd. , Class A .................................... 22,627 1,273
Brown & Brown, Inc. .................................................... 8,591 970
Equitable Holdings, Inc. .................................................. 20,255 1,071
Fiserv, Inc. (a) .......................................................... 9,270 1,509
Intercontinental Exchange, Inc. ............................................. 3,589 645
JPMorgan Chase & Co. .................................................. 14,921 3,939
Mastercard, Inc. , Class A ................................................. 6,078 3,559
Moody's Corp. ......................................................... 2,296 1,101
MSCI, Inc. ........................................................... 1,179 665
S&P Global, Inc. ....................................................... 2,718 1,394
The Allstate Corp. ...................................................... 3,186 669
The Charles Schwab Corp. ................................................ 12,205 1,078
The Goldman Sachs Group, Inc. ............................................ 2,207 1,325
The Progressive Corp. ................................................... 4,737 1,350
The Travelers Cos., Inc. .................................................. 2,928 807
Wells Fargo & Co. ...................................................... 15,498 1,159
26,096
Health Care (4.5%):
Abbott Laboratories ..................................................... 6,101 815
AbbVie, Inc. .......................................................... 7,064 1,315
Amgen, Inc. ........................................................... 3,139 905
Bristol-Myers Squibb Co. ................................................. 13,278 641
CVS Health Corp. ...................................................... 7,620 488
Danaher Corp. ......................................................... 2,493 473
Edwards Lifesciences Corp. (a) ............................................. 9,078 710
Elevance Health, Inc. .................................................... 2,251 864
Eli Lilly & Co. ......................................................... 3,528 2,603
Gilead Sciences, Inc. .................................................... 4,749 523
Intuitive Surgical, Inc. (a) ................................................. 3,430 1,895
Johnson & Johnson ..................................................... 3,657 568
Merck & Co., Inc. ...................................................... 16,306 1,253
Pfizer, Inc. ............................................................ 34,963 821
Stryker Corp. .......................................................... 2,133 816
The Cigna Group ....................................................... 2,174 688
Thermo Fisher Scientific, Inc. .............................................. 1,887 760
UnitedHealth Group, Inc. ................................................. 3,436 1,037
Veeva Systems, Inc. , Class A (a) ............................................. 3,759 1,051
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,645 727
Zoetis, Inc. ........................................................... 4,480 756
19,709
Industrials (2.9%):
3M Co. .............................................................. 3,392 503
Broadridge Financial Solutions, Inc. ......................................... 2,338 568
Cintas Corp. .......................................................... 2,400 544
Copart, Inc. (a) ......................................................... 14,093 725
Cummins, Inc. ......................................................... 2,214 712
GE Vernova, Inc. ....................................................... 2,027 959
General Electric Co. ..................................................... 5,408 1,330
Honeywell International, Inc. .............................................. 5,249 1,190
Parker-Hannifin Corp. ................................................... 1,181 785
Quanta Services, Inc. .................................................... 2,392 819
RB Global, Inc. ........................................................ 6,262 660
RTX Corp. ............................................................ 11,137 1,520
TransDigm Group, Inc. ................................................... 524 769
Uber Technologies, Inc. (a) ................................................ 11,927 1,004

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description Shares
Value
(000)
Union Pacific Corp. ..................................................... 2,308 $ 512
12,600
Information Technology (12.5%):
Adobe, Inc. (a) ......................................................... 2,903 1,205
Amphenol Corp. , Class A ................................................. 15,497 1,394
ANSYS, Inc. (a) ........................................................ 1,435 475
Apple, Inc. ........................................................... 48,499 9,741
Applied Materials, Inc. ................................................... 6,963 1,091
Arista Networks, Inc. (a) .................................................. 8,675 752
Autodesk, Inc. (a) ....................................................... 3,399 1,006
Broadcom, Inc. ........................................................ 15,006 3,632
Cadence Design Systems, Inc. (a) ............................................ 2,792 801
Corpay, Inc. (a) ......................................................... 3,096 1,007
Dynatrace, Inc. (a) ...................................................... 15,325 828
Fortinet, Inc. (a) ........................................................ 5,889 599
Gartner, Inc. (a) ........................................................ 1,276 557
HubSpot, Inc. (a) ....................................................... 1,053 621
Intuit, Inc. ............................................................ 1,999 1,506
Keysight Technologies, Inc. (a) ............................................. 3,023 475
KLA Corp. ........................................................... 1,223 926
Lam Research Corp. ..................................................... 14,413 1,164
Microsoft Corp. ........................................................ 24,467 11,264
NVIDIA Corp. ......................................................... 74,836 10,113
QUALCOMM, Inc. ..................................................... 6,906 1,003
Salesforce, Inc. ........................................................ 6,190 1,643
ServiceNow, Inc. (a) ..................................................... 1,447 1,463
Snowflake, Inc. , Class A (a) ................................................ 4,840 995
Synopsys, Inc. (a) ....................................................... 1,964 911
Workday, Inc. , Class A (a) ................................................. 2,340 580
55,752
Materials (0.7%):
Linde PLC ............................................................ 2,264 1,059
The Sherwin-Williams Co. ................................................ 2,039 732
Vulcan Materials Co. .................................................... 4,084 1,082
2,873
Real Estate (1.5%):
Alexandria Real Estate Equities, Inc. ......................................... 9,557 671
CBRE Group, Inc. , Class A (a) .............................................. 6,198 775
Equinix, Inc. .......................................................... 1,047 931
Extra Space Storage, Inc. ................................................. 5,437 822
Jones Lang LaSalle, Inc. (a) ................................................ 4,260 949
Prologis, Inc. .......................................................... 14,017 1,522
Weyerhaeuser Co. ...................................................... 22,618 586
Zillow Group, Inc. , Class A (a) .............................................. 7,693 509
6,765
Utilities (0.3%):
NextEra Energy, Inc. .................................................... 11,948 844
Public Service Enterprise Group, Inc. ......................................... 6,665 540
1,384
173,467
Total Common Stocks (Cost $332,282) 400,544
Exchange-Traded Funds (3.7%)
United States (3.7%):
VanEck Gold Miners ETF ................................................. 317,665 16,090
Total Exchange-Traded Funds (Cost $12,327) 16,090
Total Investments (Cost $344,609) — 94.7% 416,634
Other assets in excess of liabilities — 5.3% 23,520
NET ASSETS - 100.00% $ 440,154

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
At May 31, 2025, the Fund's investments in foreign securities were 55.2% of net assets.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2025, the fair value of these securities was $745
(thousands) and amounted to 0.2% of net assets.
DRIP
—
Dividend Reinvestment Programmes
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 612 6/20/25 $ 35,478,963 $ 37,297,246 $ 1,818,283
Swiss Market IX Index Futures ......... 259 6/20/25 38,849,999 38,478,471 (371,528)
Tokyo Price Index Futures ............ 307 6/12/25 56,630,135 59,690,888 3,060,753
$ 4,507,508
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI Emerging Markets Index
Futures .......................... 754 6/20/25 $ 43,518,240 $ 43,328,610 $ 189,630
E-Mini Russell 2000 Index Futures ...... 358 6/20/25 36,977,144 37,022,570 (45,426)
FTSE 100 Index Futures .............. 445 6/20/25 51,091,796 52,641,209 (1,549,413)
$ (1,405,209)
Total unrealized appreciation $ 5,068,666
Total unrealized depreciation (1,966,367)
Total net unrealized appreciation (depreciation) $ 3,102,299

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.2%)
Alabama (2.6%):
Alabama Housing Finance Authority Revenue , Series A , 4 .85% , 10/1/50 , Continuously
Callable @100 ..................................................... $ 2,290 $ 2,294
Black Belt Energy Gas District Revenue
Series A , 5 .25% , 1/1/54 , (Put Date 10/1/30) (a) .............................. 5,000 5,270
Series A , 5 .25% , 5/1/55 , (Put Date 9/1/32) (a) ............................... 1,500 1,609
Series C , 5 .50% , 10/1/54 , (Put Date 6/1/32) (a) .............................. 3,000 3,217
Series D-1 , 5 .50% , 6/1/49 , Continuously Callable @100 (a) ..................... 4,000 4,201
Series D-3 , 4 .75% ( SOFR + 185 bps ) , 6/1/49 , (Put Date 2/1/29) (a) (b) ............... 2,500 2,535
County of Jefferson Sewer Revenue , 5 .50% , 10/1/53 , Continuously Callable @100 ........ 3,000 3,075
Energy Southeast A Cooperative District Revenue , Series B , 5 .25% , 7/1/54 , (Put Date
6/1/32) (a) ........................................................ 3,000 3,177
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue ,
Series A , 5 .00% , 2/1/36 , Continuously Callable @100 ......................... 8,000 8,039
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .00% , 11/1/35 , Continuously Callable @100 ........................ 2,000 2,029
Series A , 5 .25% , 1/1/54 , (Put Date 7/1/29) (a) ............................... 15,000 15,666
Series B , 5 .25% , 3/1/55 , (Put Date 1/1/33) , Continuously Callable @100 (a) ......... 2,700 2,798
The Health Care Authority of the City of Huntsville Revenue
Series B1 , 4 .00% , 6/1/39 , Continuously Callable @100 ........................ 2,000 1,870
Series B1 , 4 .00% , 6/1/40 , Continuously Callable @100 ........................ 2,555 2,344
The Lower Alabama Gas District Revenue , Series A , 5 .00% , 9/1/34 ................... 15,000 15,650
The Southeast Alabama Gas Supply District Revenue , Series B , 5 .00% , 6/1/49 , (Put Date
5/1/32) (a) ........................................................ 3,000 3,153
76,927
Alaska (0.1%):
Alaska Housing Finance Corp. Revenue , Series A , 4 .60% , 12/1/48 , Continuously Callable
@100 ........................................................... 3,000 2,858
Arizona (2.1%):
Arizona IDA Revenue
4 .00% , 12/15/41 , Continuously Callable @100 (c) ............................ 955 794
Series A , 5 .10% , 10/1/50 , Continuously Callable @100 ........................ 1,000 1,007
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee
Corp.) , Series B , 5 .50% , 7/1/25 ......................................... 2,115 2,119
Maricopa County & Phoenix IDA Revenue , Series A , 4 .65% , 9/1/50 , Continuously Callable
@100 ........................................................... 2,000 1,933
Maricopa County IDA Revenue
5 .00% , 7/1/39 , Continuously Callable @100 (c) ............................. 2,000 1,988
4 .00% , 7/1/41 , Continuously Callable @100 (c) ............................. 1,250 1,074
4 .25% , 7/1/44 , Continuously Callable @100 ............................... 1,000 869
Series D , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 1,500 1,515
Sierra Vista IDA Revenue
5 .25% , 6/15/38 , Continuously Callable @100 (c) ............................. 4,845 4,923
5 .25% , 6/15/42 , Continuously Callable @100 (c) ............................. 4,460 4,469
5 .00% , 6/15/44 , Continuously Callable @100 (c) ............................. 2,000 1,923
Tempe IDA Revenue , Series A , 4 .00% , 12/1/38 , Continuously Callable @102 ............ 2,690 2,449
The County of Pima IDA Revenue
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 1,690 1,562
4 .00% , 6/15/41 , Continuously Callable @100 (c) ............................. 3,500 3,066
Series A , 6 .75% , 11/15/42 , Continuously Callable @103 (c) ..................... 3,000 3,212
Series B2 , 5 .63% , 11/15/30 , Continuously Callable @100 (c) .................... 10,000 10,028
The County of Yavapai IDA Revenue , 4 .00% , 8/1/38 , Continuously Callable @100 ........ 1,000 943
The IDA of the City of Phoenix Arizona Revenue
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 11,100 11,110
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,675 1,676
5 .00% , 10/1/36 , Continuously Callable @100 ............................... 4,250 4,309
60,969
Arkansas (0.3%):
Arkansas Development Finance Authority Revenue
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,300 1,328
5 .00% , 9/1/38 , Continuously Callable @100 ............................... 2,000 2,033
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,013

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
University of Arkansas - Pulaski Technical College Revenue (INS - Build America Mutual
Assurance Co.) , 5 .00% , 9/1/30 , Continuously Callable @100 .................... $ 4,290 $ 4,297
8,671
California (1.1%):
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT (INS - Assured
Guaranty Municipal Corp.)
Series B , 4 .13% , 7/1/41 , Continuously Callable @100 ......................... 2,500 2,318
Series B , 4 .25% , 7/1/43 , Continuously Callable @100 ......................... 3,000 2,770
California Health Facilities Financing Authority Revenue
Series B , 5 .00% , 11/15/38 , Continuously Callable @100 ....................... 1,500 1,548
Series B , 5 .00% , 11/15/43 , Continuously Callable @100 ....................... 1,500 1,505
California School Finance Authority Revenue
4 .40% , 12/1/26 (c) .................................................. 4,000 4,024
5 .00% , 8/1/31 , Continuously Callable @100 (c) ............................. 450 451
5 .00% , 8/1/31 , Pre-refunded  8/1/25 @ 100 (c) .............................. 50 50
5 .00% , 8/1/36 , Continuously Callable @100 (c) ............................. 1,450 1,423
5 .00% , 8/1/36 , Pre-refunded  8/1/25 @ 100 (c) .............................. 150 151
Series A , 5 .00% , 7/1/45 , Continuously Callable @100 (c) ....................... 1,700 1,626
Cerritos Community College District, GO
Series D , 8/1/25 (d) .................................................. 1,510 1,503
Series D , 8/1/27 (d) .................................................. 1,000 943
Series D , 8/1/28 (d) .................................................. 1,000 914
City of Los Angeles Department of Airports Revenue AMT , Series A , 5 .25% , 5/15/50 ,
Continuously Callable @100 ........................................... 2,500 2,551
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue , Series C , 4 .00% ,
6/1/32 , Continuously Callable @100 ..................................... 370 367
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , 1/15/35 (d) .................................................. 5,500 3,813
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series A , 5 .00% , 4/1/36 , Continuously Callable @100 ......................... 420 430
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT , Series A , 5 .25% , 5/1/49 , Continuously Callable @100 .................... 1,000 1,019
The El Camino Community College District Foundation, GO , Series C , 8/1/28 (d) ......... 5,500 5,029
32,435
Colorado (1.6%):
Colorado Educational & Cultural Facilities Authority Revenue
4 .25% , 7/1/43 , Continuously Callable @100 ............................... 3,000 2,757
Series A-1 , 6 .50% , 2/1/45 , Continuously Callable @100 (c) ..................... 3,000 2,985
Colorado Health Facilities Authority Revenue
5 .00% , 12/1/28 .................................................... 1,000 1,000
5 .00% , 12/1/29 .................................................... 1,500 1,500
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 4,000 4,000
5 .00% , 11/1/41 , Continuously Callable @100 ............................... 2,500 2,562
Series A , 4 .00% , 8/1/38 , Continuously Callable @100 ......................... 1,000 935
Series A , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 1,250 1,144
Series A , 4 .00% , 11/1/39 , Continuously Callable @100 ........................ 3,500 3,209
Series A , 4 .00% , 12/1/40 , Continuously Callable @103 ........................ 2,000 1,875
Series A , 4 .00% , 8/1/49 , Continuously Callable @100 ......................... 9,715 8,047
Series A , 5 .13% , 12/1/50 , Continuously Callable @103 ........................ 1,515 1,520
Denver Health & Hospital Authority Revenue
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 (c) ...................... 7,355 7,464
Series A , 4 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,250 1,160
Series A , 4 .00% , 12/1/38 , Continuously Callable @100 ........................ 1,250 1,144
Series A , 4 .00% , 12/1/39 , Continuously Callable @100 ........................ 1,000 888
Series A , 5 .13% , 12/1/50 , Continuously Callable @100 ........................ 1,500 1,478
Gunnison County Housing Authority Revenue , 5 .13% , 6/1/50 , Continuously Callable @100 . 2,000 2,001
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,250 1,256
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ 1,000 1,004
47,929
Connecticut (1.9%):
City of Ansonia Certificate of Participation , 4 .75% , 12/1/45 , Continuously Callable @100 ... 3,000 2,962

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
City of New Haven, GO
Series A , 5 .00% , 8/1/28 .............................................. $ 1,000 $ 1,040
Series A , 5 .50% , 8/1/30 , Continuously Callable @100 ......................... 1,000 1,047
Series A , 5 .50% , 8/1/32 , Continuously Callable @100 ......................... 1,200 1,254
Series A , 5 .50% , 8/1/36 , Continuously Callable @100 ......................... 1,810 1,869
City of West Haven, GO
Series B , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 400 407
Series B , 5 .00% , 11/1/37 , Continuously Callable @100 ........................ 350 359
Connecticut Housing Finance Authority Revenue , Series A-1 , 4 .65% , 11/15/51 , Continuously
Callable @100 ..................................................... 3,000 2,892
Connecticut State Health & Educational Facilities Authority Revenue
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 1,950 2,010
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 725 738
5 .00% , 7/1/35 , Continuously Callable @100 ............................... 1,170 1,186
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,125 1,126
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,275 1,275
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,042
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 7,000 6,393
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 2,000 1,893
Series A , 4 .00% , 7/1/39 , Continuously Callable @100 ......................... 2,000 1,853
Series A , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 1,000 868
Series A , 5 .00% , 7/1/44 , Continuously Callable @100 ......................... 2,400 2,266
Series E , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 10,000 10,006
Harbor Point Infrastructure Improvement District Tax Allocation , 5 .00% , 4/1/30 , Continuously
Callable @100 (c) ................................................... 7,000 7,113
Stamford Housing Authority Revenue , Series C , 4 .75% , 10/1/32 ..................... 1,500 1,482
State of Connecticut, GO , Series A , 4 .00% , 4/15/37 , Continuously Callable @100 ......... 1,825 1,825
The Metropolitan District, GO , 4 .00% , 7/15/37 , Continuously Callable @100 ............ 1,000 976
Town of Hamden, GO (INS - Build America Mutual Assurance Co.) , Series A , 5 .00% , 8/15/30 ,
Continuously Callable @100 ........................................... 1,200 1,253
56,135
Delaware (0.1%):
Delaware State Housing Authority Revenue
Series A , 4 .65% , 7/1/50 , Continuously Callable @100 ......................... 500 483
Series B , 5 .00% , 7/1/50 , Continuously Callable @100 ......................... 1,000 1,000
1,483
District of Columbia (0.3%):
Deutsche Bank Spears/Lifers Trust Revenue , Series 8178 , 2 .30% , 5/1/30 (c) (e) ........... 1,700 1,700
District of Columbia Revenue
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,000 901
5 .00% , 7/1/39 , Continuously Callable @100 ............................... 800 808
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series B , 4 .00% , 10/1/35 , Continuously Callable @100 ........................ 1,000 984
Series B , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,250 1,222
Series B , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 1,000 954
Washington Convention & Sports Authority Revenue
Series A , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 1,250 1,178
Series A , 4 .00% , 10/1/39 , Continuously Callable @100 ........................ 500 466
Series A , 4 .00% , 10/1/40 , Continuously Callable @100 ........................ 750 687
8,900
Florida (7.7%):
Alachua County Health Facilities Authority Revenue , 4 .00% , 10/1/40 , Continuously Callable
@103 ........................................................... 700 619
Capital Projects Finance Authority Revenue
5 .00% , 11/1/42 , Continuously Callable @100 ............................... 1,000 980
5 .00% , 11/1/43 , Continuously Callable @100 ............................... 1,000 969
Series A-1 , 5 .00% , 6/1/49 , Continuously Callable @100 (c) ..................... 750 715
Capital Trust Agency, Inc. Revenue , 6 .00% , 5/1/43 , Continuously Callable @100 (c) ....... 3,710 3,753
Capital Trust Authority Revenue
Series A , 5 .00% , 12/15/44 , Continuously Callable @100 ....................... 2,000 1,861
Series A , 5 .25% , 7/1/50 , Continuously Callable @100 (c) ....................... 600 564
City of Cape Coral Water & Sewer Revenue
4 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,485 1,468

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
4 .00% , 10/1/36 , Continuously Callable @100 ............................... $ 1,400 $ 1,370
4 .00% , 10/1/37 , Continuously Callable @100 ............................... 3,000 2,894
City of Pompano Beach Revenue
3 .50% , 9/1/35 , Continuously Callable @103 ............................... 3,345 2,933
4 .00% , 9/1/40 , Continuously Callable @103 ............................... 2,500 2,167
Series A , 4 .00% , 9/1/36 , Continuously Callable @103 ......................... 1,050 974
Series A , 4 .00% , 9/1/41 , Continuously Callable @103 ......................... 1,215 1,035
City of Port St. Lucie Special Assessment
4 .00% , 7/1/31 , Continuously Callable @100 ............................... 3,195 3,211
4 .00% , 7/1/32 , Continuously Callable @100 ............................... 2,000 2,009
4 .00% , 7/1/33 , Continuously Callable @100 ............................... 2,785 2,785
City of Port St. Lucie Utility System Revenue , 4 .00% , 9/1/31 , Continuously Callable @100 .. 1,000 1,003
City of Tampa Revenue
Series A , 9/1/36 , Continuously Callable @80 (d) ............................. 700 431
Series A , 9/1/37 , Continuously Callable @77 (d) ............................. 700 390
Series A , 9/1/38 , Continuously Callable @74 (d) ............................. 850 465
Series A , 9/1/39 , Continuously Callable @71 (d) ............................. 700 342
Series A , 9/1/40 , Continuously Callable @67 (d) ............................. 850 408
Series B , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 350 334
Series B , 4 .00% , 7/1/39 , Continuously Callable @100 ......................... 700 659
Cityplace Community Development District Special Assessment (INS - Assured Guaranty
Municipal Corp.)
0.00%, 5/1/33 (f) .................................................... 3,470 3,532
0.00%, 5/1/38 , Continuously Callable @100 (f) .............................. 7,900 7,899
County of Broward Airport System Revenue AMT
Series A , 4 .00% , 10/1/44 , Continuously Callable @100 ........................ 4,395 3,777
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 10,330 8,570
County of Broward Port Facilities Revenue AMT
Series B , 4 .00% , 9/1/44 , Continuously Callable @100 ......................... 7,345 6,265
Series B , 4 .00% , 9/1/49 , Continuously Callable @100 ......................... 7,380 5,977
County of Broward Tourist Development Tax Revenue
4 .00% , 9/1/39 , Continuously Callable @100 ............................... 7,000 6,724
4 .00% , 9/1/40 , Continuously Callable @100 ............................... 9,300 8,790
4 .00% , 9/1/41 , Continuously Callable @100 ............................... 6,975 6,519
County of Hillsborough Solid Waste & Resource Recovery Revenue AMT , Series A , 5 .25% ,
9/1/50 , Continuously Callable @100 ..................................... 2,000 2,046
County of Lee Airport Revenue , 5 .00% , 10/1/33 , Continuously Callable @100 ........... 4,000 4,013
County of Lee Airport Revenue AMT , 5 .25% , 10/1/49 , Continuously Callable @100 ....... 3,800 3,815
County of Lee Tourist Development Tax Revenue
Series B , 4 .00% , 10/1/37 , Continuously Callable @100 ........................ 4,970 4,891
Series B , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 5,230 5,069
County of Miami Dade Aviation Revenue AMT , Series A , 5 .25% , 10/1/50 , Continuously
Callable @100 ..................................................... 3,000 3,023
County of Miami-Dade Water & Sewer System Revenue , 4 .00% , 10/1/41 , Continuously
Callable @100 ..................................................... 210 198
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.)
5 .50% , 9/1/41 , Continuously Callable @100 ............................... 750 815
5 .50% , 9/1/42 , Continuously Callable @100 ............................... 1,000 1,079
5 .50% , 9/1/43 , Continuously Callable @100 ............................... 750 805
Escambia County Health Facilities Authority Revenue
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 3,100 3,187
5 .00% , 8/15/40 , Continuously Callable @100 ............................... 2,900 2,927
Florida Development Finance Corp. Revenue
4 .00% , 11/15/39 , Continuously Callable @100 .............................. 5,260 4,922
5 .00% , 2/1/40 , Continuously Callable @100 ............................... 2,845 2,787
5 .00% , 8/1/43 , Continuously Callable @100 ............................... 1,500 1,518
5 .00% , 8/1/44 , Continuously Callable @100 ............................... 1,500 1,509
Series A , 5 .00% , 6/15/35 , Continuously Callable @100 ........................ 1,000 1,016
Series A , 5 .00% , 6/15/40 , Continuously Callable @100 ........................ 1,650 1,657
Series A , 5 .00% , 6/15/42 , Continuously Callable @100 ........................ 2,250 2,254
Florida Higher Educational Facilities Financial Authority Revenue
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,250 1,273
5 .00% , 10/1/36 , Continuously Callable @100 ............................... 1,000 1,015

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
4 .00% , 10/1/37 , Continuously Callable @100 ............................... $ 1,000 $ 904
4 .00% , 10/1/38 , Continuously Callable @100 ............................... 750 665
5 .00% , 3/1/39 , Continuously Callable @100 ............................... 7,055 5,694
4 .00% , 10/1/39 , Continuously Callable @100 ............................... 800 696
4 .00% , 12/1/49 , Continuously Callable @100 ............................... 1,000 826
Florida Housing Finance Corp. Revenue , Series 3 , 5 .05% , 7/1/50 , Continuously Callable @100 825 820
Halifax Hospital Medical Center Revenue , 5 .00% , 6/1/36 , Continuously Callable @100 .... 2,750 2,748
Hillsborough County Aviation Authority Revenue AMT , Series B , 5 .50% , 10/1/49 ,
Continuously Callable @100 ........................................... 1,000 1,039
Lee County IDA Revenue
5 .00% , 11/15/39 , Continuously Callable @103 .............................. 1,500 1,497
Series 2019A-1 , 4 .00% , 4/1/37 , Continuously Callable @100 ................... 5,000 4,770
Series A , 5 .25% , 11/15/44 , Continuously Callable @100 ....................... 2,525 2,559
Miami-Dade County Expressway Authority Revenue
Series A , 5 .00% , 7/1/28 , Continuously Callable @100 ......................... 10,000 10,011
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 7,000 7,007
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,000 1,001
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 1,610 1,611
Series A , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,255 1,256
Series A , 5 .00% , 7/1/32 , Continuously Callable @100 ......................... 2,000 2,002
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,002
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 2,000 2,001
Series B , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,002
Series B , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 2,000 2,002
Miami-Dade County Housing Finance Authority Revenue , Series A , 4 .88% , 3/1/46 ........ 1,250 1,214
Northern Palm Beach County Improvement District Special Assessment , 4 .00% , 8/1/46 ,
Continuously Callable @100 ........................................... 3,000 2,666
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/41 , Continuously
Callable @100 ..................................................... 3,695 3,197
Palm Beach County Health Facilities Authority Revenue
4 .00% , 8/15/49 , Continuously Callable @100 ............................... 6,050 5,116
Series A , 5 .00% , 11/1/39 , Continuously Callable @100 ........................ 1,150 1,154
Series A , 5 .00% , 11/1/42 , Continuously Callable @100 ........................ 850 842
Series B , 4 .00% , 11/15/41 , Continuously Callable @103 ....................... 250 226
Series B , 5 .00% , 11/15/49 , Continuously Callable @103 ....................... 3,000 2,897
Pinellas County IDA Revenue , 5 .00% , 7/1/29 ................................... 700 707
School District of Broward County Certificate of Participation
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 2,000 2,004
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,004
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation , Series
A-1 , 5 .00% , 3/1/30 , Continuously Callable @100 (c) .......................... 2,795 2,797
The Lee County School Board Certificate of Participation , Series A , 5 .00% , 8/1/28 ,
Continuously Callable @100 ........................................... 3,750 3,754
223,902
Georgia (1.7%):
Gainesville & Hall County Development Authority Revenue , 5 .63% , 6/1/50 , Continuously
Callable @100 ..................................................... 2,795 2,716
George L Smith II Congress Center Authority Revenue , 4 .00% , 1/1/36 , Continuously Callable
@100 ........................................................... 1,000 993
Georgia Housing & Finance Authority Revenue
Series A , 4 .65% , 12/1/50 , Continuously Callable @100 ........................ 5,000 4,920
Series C , 4 .55% , 12/1/49 , Continuously Callable @100 ........................ 5,000 4,842
Glynn-Brunswick Memorial Hospital Authority Revenue
4 .00% , 8/1/36 , Continuously Callable @100 ............................... 1,840 1,713
4 .00% , 8/1/37 , Continuously Callable @100 ............................... 1,500 1,380
Main Street Natural Gas, Inc. Revenue
Series A , 5 .00% , 5/15/37 ............................................. 3,500 3,616
Series A , 5 .00% , 5/15/38 ............................................. 2,500 2,568
Series A , 5 .00% , 6/1/53 , (Put Date 6/1/30) (a) ............................... 7,500 7,818
Series D , 5 .00% , 5/1/54 , (Put Date 12/1/30) , Continuously Callable @100 (a) ........ 6,000 6,254
Series E-2 , 4 .62% ( SOFR + 170 bps ) , 12/1/53 , (Put Date 6/1/31) (a) (b) .............. 5,000 4,973
Savannah Hospital Authority Revenue , Series A , 4 .00% , 7/1/39 , Continuously Callable @100 2,500 2,371

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
The Burke County Development Authority Revenue , 2 .20% , 10/1/32 , Continuously Callable
@100 ........................................................... $ 1,850 $ 1,578
The Cobb County Development Authority Revenue , Series A , 2 .25% , 4/1/33 , (Put Date
10/1/29) (a) ....................................................... 4,975 4,586
50,328
Guam (0.1%):
Territory of Guam Revenue
Series A , 5 .00% , 12/1/30 , Continuously Callable @100 ........................ 1,500 1,506
Series A , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 2,000 2,006
3,512
Hawaii (0.1%):
State of Hawaii Airports System Revenue AMT , Series C , 5 .00% , 7/1/45 , Continuously
Callable @100 ..................................................... 2,500 2,510
Idaho (0.6%):
Idaho Health Facilities Authority Revenue
Series A , 5 .00% , 3/1/35 , Continuously Callable @100 ......................... 5,805 5,970
Series A , 5 .00% , 3/1/36 , Continuously Callable @100 ......................... 7,520 7,720
Idaho Housing & Finance Association Revenue , Series A , 4 .00% , 7/15/38 , Continuously
Callable @100 ..................................................... 3,000 2,952
16,642
Illinois (14.4%):
Champaign County Community Unit School District No. 4 Champaign, GO
4 .00% , 6/1/34 , Continuously Callable @100 ............................... 1,000 1,010
4 .00% , 6/1/35 , Continuously Callable @100 ............................... 1,290 1,294
4 .00% , 6/1/36 , Continuously Callable @100 ............................... 1,575 1,573
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 5 .50% , 4/1/43 ,
Continuously Callable @100 ........................................... 5,000 5,243
Chicago Board of Education, GO
Series A , 12/1/25 (d) ................................................. 1,600 1,566
Series A , 12/1/26 (d) ................................................. 3,700 3,448
Series A , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 4,700 4,587
Series A , 5 .00% , 12/1/43 , Continuously Callable @100 ........................ 7,965 7,547
Series B , 4 .00% , 12/1/40 , Continuously Callable @100 ........................ 21,900 18,918
Series B , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 8,710 7,440
Chicago Midway International Airport Revenue , Series B , 4 .00% , 1/1/35 , Continuously
Callable @100 ..................................................... 3,000 2,945
Chicago O'Hare International Airport Revenue
Series A , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 2,000 1,996
Series A , 4 .00% , 1/1/38 , Continuously Callable @100 ......................... 1,000 972
Chicago O'Hare International Airport Revenue AMT
Series A , 5 .25% , 1/1/48 , Continuously Callable @100 ......................... 12,500 12,645
Series C , 5 .25% , 1/1/45 , Continuously Callable @100 ......................... 1,600 1,624
Chicago Park District, GO
Series F-2 , 4 .00% , 1/1/34 , Continuously Callable @100 ....................... 1,200 1,199
Series F-2 , 4 .00% , 1/1/36 , Continuously Callable @100 ....................... 1,300 1,263
Series F-2 , 5 .00% , 1/1/37 , Continuously Callable @100 ....................... 2,000 2,066
Series F-2 , 4 .00% , 1/1/38 , Continuously Callable @100 ....................... 1,750 1,650
Series F-2 , 5 .00% , 1/1/39 , Continuously Callable @100 ....................... 1,500 1,535
Series F-2 , 5 .00% , 1/1/40 , Continuously Callable @100 ....................... 1,125 1,145
Chicago Transit Authority Sales Tax Receipts Fund Revenue , Series A , 4 .00% , 12/1/49 ,
Continuously Callable @100 ........................................... 5,005 4,145
Chicago Transit Authority Sales Tax Receipts Fund Revenue (INS - Build America Mutual
Assurance Co.) , Series A , 4 .00% , 12/1/50 , Continuously Callable @100 ............ 6,385 5,294
City of Calumet City, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 4 .50% , 3/1/43 ,
Continuously Callable @100 ........................................... 1,000 929
City of Chicago Lakeshore East Special Assessment
3 .04% , 12/1/28 (c) .................................................. 270 257
3 .20% , 12/1/29 (c) .................................................. 325 307
3 .29% , 12/1/30 (c) .................................................. 350 329
3 .38% , 12/1/31 (c) .................................................. 373 348
3 .45% , 12/1/32 (c) .................................................. 300 278
City of Chicago Wastewater Transmission Revenue , Series B , 5 .00% , 1/1/35 , Continuously
Callable @100 ..................................................... 8,000 8,129

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
City of Chicago Waterworks Revenue , 5 .00% , 11/1/36 , Continuously Callable @100 ....... $ 2,665 $ 2,701
City of Chicago Waterworks Revenue (INS - Assured Guaranty Municipal Corp.)
5 .25% , 11/1/34 , Continuously Callable @100 ............................... 2,105 2,178
5 .25% , 11/1/35 , Continuously Callable @100 ............................... 1,635 1,688
Series 2017-2 , 5 .00% , 11/1/36 , Continuously Callable @100 .................... 3,145 3,209
Series 2017-2 , 5 .00% , 11/1/37 , Continuously Callable @100 .................... 2,500 2,539
City of Chicago, GO
Series A , 5 .50% , 1/1/41 , Continuously Callable @100 ......................... 1,500 1,526
Series A , 5 .00% , 1/1/45 , Continuously Callable @100 ......................... 3,800 3,625
City of Galesburg Revenue
Series A , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,125 990
Series A , 4 .00% , 10/1/41 , Continuously Callable @100 ........................ 1,475 1,175
City of Springfield, GO , 5 .00% , 12/1/30 , Continuously Callable @100 ................. 8,500 8,557
Cook County Community College District No. 508, GO , 5 .00% , 12/1/43 , Continuously
Callable @100 ..................................................... 1,650 1,669
County of Cook Sales Tax Revenue
4 .00% , 11/15/34 , Continuously Callable @100 .............................. 3,750 3,742
5 .00% , 11/15/36 , Continuously Callable @100 .............................. 5,000 5,117
Illinois Educational Facilities Authority Revenue
3 .90% , 11/1/36 , Continuously Callable @102 ............................... 2,220 2,120
4 .00% , 11/1/36 , Continuously Callable @102 ............................... 9,750 9,536
4 .45% , 11/1/36 , Continuously Callable @102 ............................... 4,500 4,500
Illinois Finance Authority Revenue
0.00%, 2/15/27 (g) .................................................. 6,822 52
0.00%, 5/15/31 , Continuously Callable @100 (g) ............................ 731 214
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 3,500 3,553
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 4,000 4,011
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 600 628
4 .00% , 12/1/35 , Continuously Callable @100 ............................... 5,000 5,006
0.00%, 5/15/36 , Continuously Callable @100 (g) ............................ 546 160
4 .00% , 12/1/36 , Continuously Callable @100 ............................... 3,000 3,000
5 .00% , 10/1/37 , Continuously Callable @100 ............................... 700 723
2 .45% , 10/1/39 , (Put Date 10/1/29) (a) .................................... 14,000 13,065
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 700 715
4 .00% , 10/1/40 , Continuously Callable @100 ............................... 1,000 884
Series A , 4 .00% , 5/15/27 ............................................. 1,270 1,278
Series A , 5 .00% , 5/15/30 , Continuously Callable @100 ........................ 1,000 1,001
Series A , 4 .00% , 10/1/31 , Continuously Callable @100 ........................ 1,000 1,005
Series A , 4 .00% , 10/1/32 , Continuously Callable @100 ........................ 1,000 997
Series A , 4 .00% , 10/1/34 , Continuously Callable @100 ........................ 1,000 987
Series A , 5 .00% , 11/15/34 , Continuously Callable @100 ....................... 3,700 3,703
Series A , 5 .00% , 5/15/35 , Continuously Callable @100 ........................ 1,100 1,100
Series A , 5 .00% , 11/15/35 , Continuously Callable @100 ....................... 3,000 3,003
Series A , 5 .00% , 2/15/37 , Continuously Callable @100 ........................ 1,000 1,006
Series A , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 1,850 1,671
Series A , 4 .00% , 8/1/40 , Continuously Callable @100 ......................... 3,780 3,407
Series A , 4 .00% , 8/1/41 , Continuously Callable @100 ......................... 1,935 1,719
Series A , 4 .00% , 8/1/43 , Continuously Callable @100 ......................... 2,105 1,799
Series A , 4 .00% , 7/15/47 , Continuously Callable @100 ........................ 6,500 5,624
Series B , 5 .00% , 10/1/44 , Continuously Callable @100 (c) ...................... 750 709
Series C , 4 .00% , 2/15/36 , Continuously Callable @100 ........................ 18,000 17,661
Series R , 5 .40% , 4/1/27 , Continuously Callable @100 ......................... 760 759
Illinois Housing Development Authority Revenue
Series A , 4 .88% , 4/1/50 , Continuously Callable @100 ......................... 2,000 2,015
Series I , 4 .63% , 4/1/50 , Continuously Callable @100 ......................... 3,000 2,917
Illinois Municipal Electric Agency Revenue , Series A , 4 .00% , 2/1/33 , Continuously Callable
@100 ........................................................... 14,650 14,414
Illinois State Toll Highway Authority Revenue
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 5,870 5,875
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 5,600 5,605
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5 .00% , 2/1/35 , Continuously Callable @100 ............................... 5,000 5,030
5 .00% , 2/1/36 , Continuously Callable @100 ............................... 6,000 6,033

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Madison County Community Unit School District No. 7 Edwardsville, GO (INS - Build
America Mutual Assurance Co.)
5 .00% , 12/1/28 , Continuously Callable @100 ............................... $ 1,210 $ 1,219
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,250 1,259
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured
Guaranty Municipal Corp.)
Series A , 5 .00% , 11/1/31 , Continuously Callable @100 ........................ 1,000 1,019
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 2,000 2,037
Series A , 5 .00% , 11/1/33 , Continuously Callable @100 ........................ 750 764
Metropolitan Pier & Exposition Authority Revenue
5 .00% , 6/15/42 , Continuously Callable @100 ............................... 2,000 2,035
4 .00% , 12/15/42 , Continuously Callable @100 .............................. 8,000 7,161
Metropolitan Pier & Exposition Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series B , 6/15/26 (d) ................................................. 5,000 4,816
Northern Illinois Municipal Power Agency Revenue
Series A , 4 .00% , 12/1/31 , Continuously Callable @100 ........................ 1,800 1,811
Series A , 4 .00% , 12/1/32 , Continuously Callable @100 ........................ 2,100 2,104
Series A , 4 .00% , 12/1/33 , Continuously Callable @100 ........................ 4,000 3,970
Series A , 4 .00% , 12/1/35 , Continuously Callable @100 ........................ 5,000 4,869
Northern Illinois University Certificate of Participation , 4 .25% , 4/1/44 , Continuously Callable
@100 ........................................................... 1,000 946
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 10/1/43 , Continuously Callable @100 ............................... 1,300 1,149
Series B , 4 .00% , 4/1/35 , Continuously Callable @100 ......................... 1,200 1,173
Series B , 4 .00% , 4/1/39 , Continuously Callable @100 ......................... 1,375 1,286
Regional Transportation Authority Revenue
Series A , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 23,160 23,080
Series A , 4 .00% , 7/1/35 , Continuously Callable @100 ......................... 11,650 11,519
Sales Tax Securitization Corp. Revenue
Series A , 4 .00% , 1/1/38 , Continuously Callable @100 ......................... 5,060 4,832
Series A , 4 .00% , 1/1/39 , Continuously Callable @100 ......................... 1,750 1,644
Sangamon County School District No. 186 Springfield, GO (INS - Build America Mutual
Assurance Co.) , Series B , 5 .00% , 2/1/26 , Continuously Callable @100 ............. 4,215 4,219
State of Illinois, GO , Series B , 5 .25% , 5/1/43 , Continuously Callable @100 ............. 2,500 2,541
The Illinois Sports Facilities Authority Revenue , 5 .00% , 6/15/30 , Continuously Callable @100 1,025 1,076
The Illinois Sports Facilities Authority Revenue (INS - Assured Guaranty Corp.)
5 .25% , 6/15/30 , Continuously Callable @100 ............................... 3,000 3,004
5 .25% , 6/15/31 , Continuously Callable @100 ............................... 5,000 5,006
5 .25% , 6/15/32 , Continuously Callable @100 ............................... 5,000 5,006
University of Illinois Revenue , Series A , 4 .00% , 4/1/33 , Continuously Callable @100 ...... 12,475 12,483
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 1/1/30 , Continuously Callable @100 ......................... 1,500 1,553
Series A , 5 .00% , 1/1/31 , Continuously Callable @100 ......................... 2,400 2,482
Series A , 5 .00% , 1/1/32 , Continuously Callable @100 ......................... 2,350 2,427
Series A , 5 .00% , 1/1/38 , Continuously Callable @100 ......................... 1,500 1,532
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 12/1/25 ............................................. 2,010 2,028
Series A , 5 .00% , 12/1/26 ............................................. 2,110 2,165
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal
Corp.)
5 .00% , 3/1/34 , Continuously Callable @100 ............................... 2,992 3,015
4 .00% , 3/1/36 , Continuously Callable @100 ............................... 1,250 1,194
Will County Community High School District No. 210 Lincoln-Way, GO (INS - Assured
Guaranty Municipal Corp.) , 4 .00% , 1/1/34 , Continuously Callable @100 ........... 650 654
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS - Assured
Guaranty Municipal Corp.)
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,835 1,845
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,925 1,935
5 .00% , 12/1/30 , Continuously Callable @100 ............................... 2,025 2,034
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 6,000 6,022
418,797
Indiana (3.3%):
City of Rockport Revenue , Series A , 3 .05% , 6/1/25 ............................... 5,750 5,750

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Hammond Multi-School Building Corp. Revenue
5 .00% , 7/15/33 , Continuously Callable @100 ............................... $ 1,165 $ 1,202
5 .00% , 7/15/34 , Continuously Callable @100 ............................... 1,000 1,030
5 .00% , 7/15/35 , Continuously Callable @100 ............................... 1,250 1,280
5 .00% , 7/15/38 , Continuously Callable @100 ............................... 3,000 3,055
Indiana Bond Bank Revenue
1/15/30 , Continuously Callable @97 (d) ................................... 740 599
7/15/30 , Continuously Callable @96 (d) ................................... 750 592
7/15/31 , Continuously Callable @93 (d) ................................... 1,490 1,119
7/15/32 , Continuously Callable @91 (d) ................................... 1,400 994
Indiana Finance Authority Revenue
1 .40% , 8/1/29 , Continuously Callable @100 ............................... 7,000 6,254
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,250 1,272
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,500 1,525
5 .00% , 11/15/33 , Continuously Callable @103 .............................. 2,000 2,042
4 .00% , 4/1/35 , Continuously Callable @100 ............................... 1,210 1,122
4 .00% , 4/1/36 , Continuously Callable @100 ............................... 1,255 1,152
4 .00% , 7/1/36 , Continuously Callable @100 ............................... 3,660 3,507
4 .00% , 4/1/37 , Continuously Callable @100 ............................... 1,310 1,190
4 .00% , 4/1/38 , Continuously Callable @100 ............................... 2,045 1,831
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 4,030 3,758
5 .00% , 11/15/38 , Continuously Callable @103 .............................. 3,000 3,045
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 1,625 1,434
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 3,605 3,311
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 2,215 1,925
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 2,305 1,961
4 .00% , 4/1/42 , Continuously Callable @100 ............................... 2,400 2,028
4 .25% , 3/1/49 , Continuously Callable @100 ............................... 1,625 1,364
Series A , 5 .00% , 7/1/40 , Continuously Callable @100 ......................... 6,240 6,327
Series A , 4 .00% , 11/15/41 , Continuously Callable @103 ....................... 8,400 7,511
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 7,240 7,275
Series A , 5 .00% , 6/1/43 , Continuously Callable @100 ......................... 855 853
Series A , 4 .00% , 11/15/43 , Continuously Callable @100 ....................... 1,505 1,234
Series A , 4 .25% , 7/1/44 , Continuously Callable @100 ......................... 1,965 1,751
Indiana Housing & Community Development Authority Revenue
Series A-1 , 4 .65% , 7/1/50 , Continuously Callable @100 ....................... 2,500 2,385
Series B-1 , 5 .00% , 7/1/50 , Continuously Callable @100 ....................... 1,500 1,505
Series D-1 , 4 .70% , 7/1/49 , Continuously Callable @100 ....................... 1,500 1,442
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/35 , Continuously Callable @100 6,500 6,483
Terre Haute Sanitary District Revenue , 4 .38% , 1/1/49 , Continuously Callable @100 ....... 5,000 4,493
95,601
Iowa (0.8%):
Iowa Finance Authority Revenue
Series A , 4 .70% , 7/1/50 , Continuously Callable @100 ......................... 3,000 2,848
Series E , 4 .00% , 8/15/35 , Continuously Callable @100 ........................ 5,425 5,191
Series E , 4 .00% , 8/15/36 , Continuously Callable @100 ........................ 15,105 14,396
Iowa Higher Education Loan Authority Revenue , 4 .75% , 10/1/42 , Continuously Callable @100 1,500 1,453
Iowa Tobacco Settlement Authority Revenue
Series A-2 , 4 .00% , 6/1/38 , Continuously Callable @100 ....................... 270 258
Series A-2 , 4 .00% , 6/1/39 , Continuously Callable @100 ....................... 300 283
Series A-2 , 4 .00% , 6/1/40 , Continuously Callable @100 ....................... 200 185
24,614
Kansas (0.1%):
City of Manhattan Revenue , Series A , 4 .00% , 6/1/36 , Continuously Callable @103 ........ 1,640 1,466
Kentucky (1.9%):
City of Ashland Revenue
4 .00% , 2/1/35 , Continuously Callable @100 ............................... 470 461
4 .00% , 2/1/37 , Continuously Callable @100 ............................... 1,115 1,057
Series A , 4 .00% , 2/1/36 , Continuously Callable @100 ......................... 2,410 2,282
County of Trimble Revenue , 3 .75% , 6/1/33 , Continuously Callable @100 ............... 15,000 14,827
Kenton County Airport Board Revenue AMT , Series A , 5 .25% , 1/1/49 , Continuously Callable
@100 ........................................................... 5,000 5,046

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Kentucky Economic Development Finance Authority Revenue
Series A , 5 .00% , 5/15/26 ............................................. $ 1,485 $ 1,469
Series A , 5 .00% , 5/15/31 , Continuously Callable @100 ........................ 3,205 2,974
Series B , 5 .00% , 8/15/41 , Continuously Callable @100 ........................ 480 477
Kentucky Municipal Power Agency Revenue , Series A , 3 .45% , 9/1/42 , (Put Date 3/1/26) (a) .. 7,000 6,955
Kentucky Public Energy Authority Revenue , Series A-2 , 4 .12% ( SOFR + 120 bps ) , 8/1/52 , (Put
Date 8/1/30) (a) (b) .................................................. 7,500 7,521
Kentucky State Property & Building Commission Revenue
5 .00% , 5/1/37 , Continuously Callable @100 ............................... 5,000 5,148
Series A , 5 .00% , 2/1/32 , Continuously Callable @100 ......................... 2,000 2,016
Series A , 5 .00% , 2/1/33 , Continuously Callable @100 ......................... 2,250 2,267
Series A , 4 .00% , 11/1/36 , Continuously Callable @100 ........................ 2,000 1,987
Series A , 4 .00% , 11/1/38 , Continuously Callable @100 ........................ 500 480
54,967
Louisiana (3.4%):
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,515 1,526
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,500 1,510
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 1,510 1,520
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series B , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 5,330 5,336
Series B , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 5,125 5,131
Series C , 5 .00% , 12/1/30 , Continuously Callable @100 ........................ 1,000 1,039
Series C , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 2,000 2,076
Louisiana Housing Corp. Revenue , Series A , 4 .60% , 12/1/50 , Continuously Callable @100 .. 1,000 957
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , 3 .50% , 11/1/32 , Continuously Callable @100 ....................... 18,750 17,806
Louisiana Public Facilities Authority Revenue
5 .00% , 7/1/33 , Pre-refunded  7/1/25 @ 100 ................................ 55 55
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 8,940 8,947
5 .00% , 5/15/34 , Continuously Callable @100 ............................... 2,975 3,021
5 .00% , 5/15/34 , Pre-refunded  5/15/26 @ 100 .............................. 25 26
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 13,465 13,475
5 .00% , 7/1/34 , Pre-refunded  7/1/25 @ 100 ................................ 85 85
4 .00% , 5/15/35 , Pre-refunded  5/15/26 @ 100 .............................. 35 35
4 .00% , 5/15/35 , Continuously Callable @100 ............................... 3,465 3,459
5 .00% , 5/15/35 , Continuously Callable @100 ............................... 2,000 2,026
4 .00% , 5/15/36 , Continuously Callable @100 ............................... 1,485 1,480
4 .00% , 5/15/36 , Pre-refunded  5/15/26 @ 100 .............................. 15 15
5 .00% , 5/15/36 , Continuously Callable @100 ............................... 1,560 1,575
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 640 640
Series A , 4 .00% , 12/15/32 , Continuously Callable @100 ....................... 2,430 2,434
Series A , 4 .00% , 12/15/32 , Pre-refunded 12/15/26 @ 100 ...................... 305 310
Series A , 4 .00% , 12/15/33 , Continuously Callable @100 ....................... 3,095 3,072
Series A , 5 .25% , 5/15/50 , Continuously Callable @100 ........................ 2,000 2,026
Louisiana State University & Agricultural & Mechanical College Revenue
Series A , 4 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,000 1,005
Series A , 4 .00% , 7/1/32 , Continuously Callable @100 ......................... 1,000 1,005
Series A , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 1,000 1,000
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
10/1/37 , Continuously Callable @100 .................................... 2,000 2,073
New Orleans Aviation Board Revenue AMT , Series C-2 , 5 .25% , 1/1/49 , Continuously Callable
@100 ........................................................... 3,000 3,008
Port New Orleans Board of Commissioners Revenue AMT , Series B , 5 .50% , 4/1/51 ,
Continuously Callable @100 ........................................... 500 513
St. John the Baptist Parish School District No. 1, GO , 5 .25% , 3/1/43 , Continuously Callable
@100 ........................................................... 5,000 5,051
Tangipahoa Parish Hospital Service District No. 1 Revenue
4 .00% , 2/1/38 , Continuously Callable @100 ............................... 2,375 2,200
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 2,330 2,123
4 .00% , 2/1/41 , Continuously Callable @100 ............................... 1,500 1,326
4 .00% , 2/1/42 , Continuously Callable @100 ............................... 1,500 1,310
100,196

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Maine (0.1%):
Maine State Housing Authority Revenue , Series A , 4 .65% , 11/15/50 , Continuously Callable
@100 ........................................................... $ 2,500 $ 2,334
Maryland (2.0%):
City of Gaithersburg Revenue
Series A , 5 .00% , 1/1/33 , Continuously Callable @103 ......................... 3,000 3,040
Series A , 5 .00% , 1/1/36 , Continuously Callable @103 ......................... 1,000 1,004
Howard County Housing Commission Revenue , Series A , 1 .60% , 6/1/29 , Continuously
Callable @100 ..................................................... 3,000 2,722
Maryland Economic Development Corp. Revenue
5 .00% , 10/1/50 , Continuously Callable @100 ............................... 4,000 3,982
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 1,250 1,304
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 1,000 1,042
Series A , 5 .00% , 6/1/32 , Continuously Callable @100 ......................... 1,000 1,041
Series A , 5 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,000 2,064
Maryland Health & Higher Educational Facilities Authority Revenue
5 .00% , 7/1/31 , Continuously Callable @100 ............................... 3,190 3,275
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 6,505 6,671
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 1,000 1,001
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 3,600 3,688
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,500 2,557
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,200 2,202
4 .00% , 1/1/38 , Continuously Callable @100 ............................... 865 784
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,500 1,399
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,585 1,437
4 .00% , 7/1/40 , Continuously Callable @100 ............................... 1,645 1,469
5 .25% , 7/1/50 , Continuously Callable @100 ............................... 2,000 2,019
Series A , 5 .50% , 1/1/29 , Continuously Callable @100 ......................... 1,415 1,446
Series A , 5 .50% , 1/1/30 , Continuously Callable @100 ......................... 1,750 1,788
Series A , 5 .50% , 1/1/31 , Continuously Callable @100 ......................... 1,585 1,619
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 1,000 1,012
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,000 1,011
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 1,310 1,324
Series A , 5 .50% , 1/1/36 , Continuously Callable @100 ......................... 5,000 5,087
Series A , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,000 1,011
State of Maryland Department of Transportation Revenue AMT , Series A , 5 .25% , 8/1/49 ,
Continuously Callable @100 ........................................... 2,000 2,037
59,036
Massachusetts (2.0%):
Massachusetts Development Finance Agency Revenue
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 1,250 1,255
4 .00% , 10/1/32 , Continuously Callable @103 (c) ............................. 3,600 3,453
5 .00% , 4/15/33 , Continuously Callable @100 ............................... 2,155 2,156
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 1,250 1,253
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 1,000 1,011
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 895 905
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,215 1,224
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 800 821
5 .00% , 10/1/37 , Continuously Callable @103 (c) ............................. 1,000 976
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 600 616
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 335 336
4 .00% , 9/1/41 , Continuously Callable @100 ............................... 1,010 904
5 .00% , 10/1/42 , Continuously Callable @100 ............................... 3,500 3,659
5 .25% , 7/1/50 , Continuously Callable @103 ............................... 1,000 987
6 .00% , 7/1/50 , Continuously Callable @100 ............................... 1,120 1,185
Series A , 5 .00% , 1/1/31 , Continuously Callable @100 ......................... 450 461
Series A , 5 .00% , 1/1/32 , Continuously Callable @100 ......................... 645 660
Series A , 5 .00% , 1/1/33 , Continuously Callable @100 ......................... 535 547
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 700 716
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 735 750
Series A , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... 1,000 1,002
Series A , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,000 1,977
Series A , 5 .00% , 7/1/38 , Continuously Callable @100 ......................... 1,000 974

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .00% , 7/1/39 , Continuously Callable @100 ......................... $ 2,250 $ 2,174
Series A , 5 .00% , 7/1/44 , Continuously Callable @100 (c) ....................... 1,000 969
Series A , 5 .50% , 8/15/50 , Continuously Callable @100 ........................ 1,000 1,023
Series B , 4 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,300 2,008
Series B , 4 .00% , 6/1/41 , Continuously Callable @100 ......................... 2,750 2,215
Series E , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,105 2,114
Series I , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,031
Series I , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,675 1,700
Series I , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,000 2,015
Series J2 , 5 .00% , 7/1/43 , Continuously Callable @100 ........................ 10,000 10,021
Series T1 , 2 .57% ( MUNIPSA + 60 bps ) , 7/1/49 , (Put Date 1/29/26) , Continuously Callable
@100 (a) (b) (c) ..................................................... 2,500 2,495
Massachusetts Housing Finance Agency Revenue , Series 242 , 4 .75% , 12/1/50 , Continuously
Callable @100 ..................................................... 2,000 1,918
58,511
Michigan (2.2%):
Flint Hospital Building Authority Revenue
4 .00% , 7/1/32 , Continuously Callable @100 ............................... 2,525 2,400
4 .00% , 7/1/33 , Continuously Callable @100 ............................... 2,620 2,469
4 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,730 2,545
4 .00% , 7/1/35 , Continuously Callable @100 ............................... 1,635 1,511
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,855 1,656
Great Lakes Water Authority Water Supply System Revenue , Series D , 4 .00% , 7/1/32 ,
Continuously Callable @100 ........................................... 13,560 13,655
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.)
5 .00% , 5/1/32 , Continuously Callable @100 ............................... 2,775 2,809
5 .00% , 5/1/33 , Continuously Callable @100 ............................... 2,875 2,909
5 .00% , 5/1/34 , Continuously Callable @100 ............................... 2,965 2,998
5 .00% , 5/1/35 , Continuously Callable @100 ............................... 3,065 3,098
5 .00% , 5/1/36 , Continuously Callable @100 ............................... 2,770 2,800
Michigan Finance Authority Revenue
5 .00% , 11/1/34 , Continuously Callable @100 ............................... 1,000 1,041
5 .00% , 11/1/35 , Continuously Callable @100 ............................... 1,000 1,035
4 .00% , 11/15/35 , Continuously Callable @100 .............................. 6,000 5,744
5 .00% , 11/1/36 , Continuously Callable @100 ............................... 1,000 1,031
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,000 947
5 .00% , 11/1/37 , Continuously Callable @100 ............................... 1,250 1,284
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 2,125 1,266
5 .38% , 11/1/43 , Continuously Callable @100 ............................... 3,530 3,565
4 .00% , 2/15/50 , Continuously Callable @100 ............................... 3,205 2,745
Michigan State Housing Development Authority Revenue
Series A , 4 .95% , 12/1/50 , Continuously Callable @100 ........................ 2,000 2,002
Series D , 4 .45% , 12/1/49 , Continuously Callable @100 ........................ 3,500 3,259
Summit Academy North Revenue , 4 .00% , 11/1/41 , Continuously Callable @103 ......... 2,870 2,450
65,219
Minnesota (0.3%):
City of Minneapolis Revenue , Series A , 5 .00% , 11/15/36 , Continuously Callable @100 ..... 5,000 5,040
Minneapolis-St. Paul Metropolitan Airports Commission Revenue AMT , Series B , 5 .25% ,
1/1/44 , Continuously Callable @100 ..................................... 3,000 3,067
8,107
Mississippi (0.8%):
Mississippi Business Finance Corp. Revenue , 3 .20% , 9/1/28 , Continuously Callable @100 .. 6,000 5,932
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
9/1/30 , Continuously Callable @100 ..................................... 4,685 4,671
Mississippi Home Corp. Revenue , Series A , 4 .90% , 12/1/50 , Continuously Callable @100 ... 3,000 2,972
Mississippi Hospital Equipment & Facilities Authority Revenue
Series A , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 2,240 2,188
Series A , 4 .00% , 1/1/37 , Continuously Callable @100 ......................... 2,260 2,182
Series A , 4 .00% , 1/1/39 , Continuously Callable @100 ......................... 1,850 1,730
Series A , 4 .00% , 1/1/40 , Continuously Callable @100 ......................... 2,675 2,456
22,131

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Missouri (1.6%):
Cape Girardeau County IDA Revenue
5 .00% , 3/1/32 , Continuously Callable @100 ............................... $ 500 $ 511
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 750 756
4 .00% , 3/1/41 , Continuously Callable @100 ............................... 750 681
Series A , 6 .00% , 3/1/33 , Continuously Callable @101 ......................... 1,620 1,639
Health & Educational Facilities Authority of the State of Missouri Revenue
0.00%, 5/15/32 , Continuously Callable @103 (g) ............................ 606 178
0.00%, 5/15/36 , Continuously Callable @103 (g) ............................ 1,780 522
Series A , 5 .00% , 2/1/29 , Continuously Callable @103 ......................... 1,000 1,027
Series A , 5 .00% , 2/1/34 , Continuously Callable @103 ......................... 2,000 2,019
Missouri Development Finance Board Revenue
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 1,000 1,001
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 4,215 4,218
Missouri Housing Development Commission Revenue
Series A , 4 .63% , 11/1/50 , Continuously Callable @100 ........................ 4,555 4,468
Series C , 4 .95% , 11/1/50 , Continuously Callable @100 ........................ 3,000 3,023
Missouri State Environmental Improvement & Energy Resources Authority Revenue , Series
A-R , 2 .90% , 9/1/33 , Continuously Callable @102 ........................... 25,000 21,890
St. Louis County IDA Revenue , Series A , 5 .50% , 9/1/33 , Continuously Callable @100 ..... 2,540 2,541
Stoddard County IDA Revenue , Series B , 6 .00% , 3/1/37 , Continuously Callable @101 ..... 1,640 1,659
46,133
Montana (0.0%):(h)
Montana Board of Housing Revenue , Series A , 4 .85% , 12/1/50 , Continuously Callable @100 1,400 1,373
Nebraska (1.2%):
Central Plains Energy Project Revenue
Series 1 , 5 .00% , 5/1/53 , (Put Date 10/1/29) , Continuously Callable @100 (a) ......... 17,000 17,630
Series A , 5 .00% , 9/1/37 .............................................. 3,210 3,326
Douglas County Hospital Authority No. 3 Revenue
5 .00% , 11/1/28 , Continuously Callable @100 ............................... 1,250 1,257
5 .00% , 11/1/30 , Continuously Callable @100 ............................... 1,600 1,607
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
Series S , 4 .00% , 1/1/35 , Continuously Callable @102 ......................... 795 769
Series S , 4 .00% , 1/1/36 , Continuously Callable @102 ......................... 1,240 1,188
Series S , 4 .00% , 1/1/38 , Continuously Callable @102 ......................... 2,595 2,428
Series S , 4 .00% , 1/1/39 , Continuously Callable @102 ......................... 1,800 1,658
Nebraska Investment Finance Authority Revenue
Series A , 4 .60% , 9/1/50 , Continuously Callable @100 ......................... 1,000 965
Series G , 4 .55% , 9/1/44 , Continuously Callable @100 ........................ 1,000 972
Omaha Airport Authority Revenue AMT , 5 .25% , 12/15/49 , Continuously Callable @100 .... 1,750 1,783
33,583
Nevada (1.1%):
Carson City Revenue
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 620 632
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,000 1,015
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 1,000 1,009
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,950 1,945
5 .00% , 9/1/47 , Continuously Callable @100 ............................... 2,775 2,643
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4 .00% , 6/1/35 , Continuously Callable @100 ............................... 1,870 1,877
4 .00% , 6/1/37 , Continuously Callable @100 ............................... 7,345 7,245
4 .00% , 6/1/38 , Continuously Callable @100 ............................... 6,135 5,938
City of Sparks Revenue , Series A , 2 .75% , 6/15/28 (c) .............................. 750 740
Las Vegas Convention & Visitors Authority Revenue
Series C , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,005
Series C , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 4,560 4,518
Reno-Tahoe Airport Authority Revenue AMT , Series A , 5 .25% , 7/1/49 , Continuously Callable
@100 ........................................................... 2,700 2,712
32,279
New Hampshire (0.7%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/41 , Continuously Callable @103 ............................... 5,100 4,388
Series A , 5 .00% , 11/1/49 , Continuously Callable @100 ........................ 3,000 2,949

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .50% , 6/1/50 , Continuously Callable @100 ......................... $ 1,500 $ 1,542
New Hampshire Health and Education Facilities Authority Act Revenue
5 .50% , 8/1/50 , Continuously Callable @100 ............................... 1,000 1,038
Series A , 5 .00% , 8/1/34 , Continuously Callable @100 ......................... 2,880 2,954
Series A , 5 .00% , 8/1/35 , Continuously Callable @100 ......................... 2,700 2,760
Series A , 5 .00% , 8/1/36 , Continuously Callable @100 ......................... 2,000 2,036
Series A , 5 .00% , 8/1/37 , Continuously Callable @100 ......................... 1,500 1,523
New Hampshire Housing Finance Authority Revenue , Series C , 4 .63% , 7/1/48 , Continuously
Callable @100 ..................................................... 2,000 1,911
21,101
New Jersey (3.4%):
Casino Reinvestment Development Authority, Inc. Revenue , Series A , 4 .00% , 11/1/44 ,
Continuously Callable @100 ........................................... 1,000 879
City of Atlantic City, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 1,660 1,705
Series B , 5 .00% , 3/1/37 , Continuously Callable @100 ......................... 1,250 1,272
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 630 648
Series A , 5 .00% , 3/1/37 , Continuously Callable @100 ......................... 750 770
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.) , 5 .00% ,
11/15/42 , Continuously Callable @100 ................................... 1,000 1,061
Essex County Improvement Authority Revenue , 4 .00% , 6/15/38 , Continuously Callable @100 550 518
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 2,000 2,031
New Jersey Economic Development Authority Revenue
5 .00% , 11/1/36 , Continuously Callable @100 ............................... 2,000 2,072
4 .00% , 11/1/38 , Continuously Callable @100 ............................... 1,500 1,409
4 .00% , 11/1/39 , Continuously Callable @100 ............................... 2,000 1,847
Series A , 3 .13% , 7/1/29 , Continuously Callable @100 ......................... 665 636
Series A , 3 .38% , 7/1/30 , Continuously Callable @100 ......................... 1,000 954
Series B , 5 .00% , 6/15/37 , Continuously Callable @100 ........................ 16,280 16,686
New Jersey Educational Facilities Authority Revenue
Series B , 5 .50% , 9/1/32 , Continuously Callable @100 ......................... 8,075 8,245
Series F , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 150 150
Series F , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 260 256
Series F , 4 .00% , 7/1/35 , Continuously Callable @100 ......................... 975 951
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.)
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 3,000 3,085
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 3,350 3,435
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,800 1,775
New Jersey Health Care Facilities Financing Authority Revenue
5 .00% , 10/1/33 , Continuously Callable @100 ............................... 2,000 2,070
5 .00% , 10/1/34 , Continuously Callable @100 ............................... 2,000 2,065
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 2,620 2,681
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A , 5 .00% , 7/1/27 , Continuously Callable @100 ......................... 2,000 2,002
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 1,500 1,501
New Jersey Transportation Trust Fund Authority Revenue
Series A , 12/15/38 (d) ................................................ 11,405 6,281
Series A , 4 .25% , 6/15/40 , Continuously Callable @100 ........................ 2,000 1,928
Series AA , 4 .00% , 6/15/36 , Continuously Callable @100 ...................... 2,500 2,434
Series AA , 4 .00% , 6/15/37 , Continuously Callable @100 ...................... 2,250 2,170
Series AA , 4 .25% , 6/15/44 , Continuously Callable @100 ...................... 1,000 927
Series CC , 4 .13% , 6/15/50 , Continuously Callable @100 ...................... 3,000 2,657
New Jersey Turnpike Authority Revenue
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 4,725 4,757
Series B , 4 .00% , 1/1/35 , Continuously Callable @100 ......................... 3,500 3,510
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 12/1/29 , Continuously Callable @100 ............................... 500 503
4 .00% , 12/1/30 , Continuously Callable @100 ............................... 750 755
4 .00% , 12/1/31 , Continuously Callable @100 ................................ 500 502

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
South Jersey Transportation Authority Revenue
4 .50% , 11/1/42 , Continuously Callable @100 ............................... $ 1,000 $ 989
Series A , 4 .00% , 11/1/40 , Continuously Callable @100 ........................ 4,300 4,016
The Passaic County Improvement Authority Revenue , 5 .25% , 7/1/43 , Continuously Callable
@100 ........................................................... 665 671
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .00% , 6/1/36 , Continuously Callable
@100 ........................................................... 5,000 5,091
97,895
New Mexico (0.6%):
City of Farmington Revenue , Series B , 2 .15% , 4/1/33 , Continuously Callable @101 ....... 10,000 8,236
City of Santa Fe Revenue
Series A , 5 .00% , 5/15/34 , Continuously Callable @103 ........................ 575 578
Series A , 5 .00% , 5/15/39 , Continuously Callable @103 ........................ 480 475
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/39 ,
Continuously Callable @102 ........................................... 1,075 1,024
New Mexico Mortgage Finance Authority Revenue , Series A , 4 .70% , 9/1/50 , Continuously
Callable @100 ..................................................... 5,000 4,758
Village of Los Ranchos de Albuquerque Revenue
4 .00% , 9/1/35 , Continuously Callable @100 ............................... 300 298
4 .00% , 9/1/40 , Continuously Callable @100 ............................... 1,200 1,128
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation
4 .00% , 5/1/33 , Continuously Callable @103 (c) ............................. 600 563
4 .25% , 5/1/40 , Continuously Callable @103 (c) ............................. 1,000 893
17,953
New York (5.0%):
Allegany County Capital Resource Corp. Revenue
Series A , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,390 1,351
Series A , 5 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,500 1,387
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 1,925 1,709
Build NYC Resource Corp. Revenue
4 .50% , 6/15/43 , Continuously Callable @100 ............................... 700 644
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 500 499
Series A , 6 .75% , 4/15/43 , Continuously Callable @100 (c) ...................... 1,810 1,873
Build NYC Resource Corp. Revenue AMT , 5 .50% , 7/1/50 , Continuously Callable @100 .... 500 511
City of Cortland, GO , 4 .50% , 5/15/26 ........................................ 2,500 2,521
City of Dunkirk, GO , 7 .50% , 7/24/25 (c) ....................................... 5,731 5,736
Empire State Development Corp. Revenue
Series A , 4 .00% , 3/15/39 , Continuously Callable @100 ........................ 5,000 4,926
Series E-2 , 4 .00% , 3/15/39 , Continuously Callable @100 ...................... 5,785 5,618
Hudson Yards Infrastructure Corp. Revenue , Series A , 5 .00% , 2/15/38 , Continuously Callable
@100 ........................................................... 2,500 2,526
Metropolitan Transportation Authority Revenue
Series A , 4 .63% , 11/15/50 , Continuously Callable @100 ....................... 665 638
Series C-1 , 5 .00% , 11/15/34 , Continuously Callable @100 ..................... 6,295 6,320
Series C-1 , 4 .00% , 11/15/35 , Continuously Callable @100 ..................... 9,040 8,908
Series C-1 , 5 .00% , 11/15/36 , Continuously Callable @100 ..................... 3,705 3,762
Series D-1 , 5 .00% , 11/15/34 , Continuously Callable @100 ..................... 2,000 2,008
Series F , 5 .00% , 11/15/34 , Continuously Callable @100 ....................... 2,000 2,008
Series F , 5 .00% , 11/15/35 , Continuously Callable @100 ....................... 3,000 3,003
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series 2 , 3 .72% ( SOFR + 80 bps ) , 11/1/32 , (Put Date 4/1/26) (a) (b) ................. 3,000 2,990
Series A-1 , 4 .00% , 11/15/41 , Continuously Callable @100 ..................... 9,820 9,212
Monroe County Industrial Development Corp. Revenue
4 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,200 1,120
4 .00% , 12/1/39 , Continuously Callable @100 ............................... 1,200 1,104
Mount Vernon City School District, GO , 5 .00% , 6/30/25 ........................... 3,000 3,000
Nassau County Local Economic Assistance Corp. Revenue , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 997
New York City Housing Development Corp. Revenue , Series A-1 , 4 .75% , 11/1/50 ,
Continuously Callable @100 ........................................... 1,500 1,464
New York City Transitional Finance Authority Future Tax Secured Revenue , 4 .00% , 11/1/38 ,
Continuously Callable @100 ........................................... 1,250 1,215

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
New York Liberty Development Corp. Revenue
2 .63% , 9/15/69 , Continuously Callable @100 ............................... $ 3,350 $ 2,959
Series A , 2 .10% , 11/15/32 , Continuously Callable @100 ....................... 6,730 5,819
Series A , 2 .20% , 11/15/33 , Continuously Callable @100 ....................... 9,000 7,636
New York State Dormitory Authority Revenue
5 .00% , 12/1/35 , Continuously Callable @100 (c) ............................. 600 569
6 .00% , 7/1/40 , Continuously Callable @100 ............................... 3,280 2,846
Series A , 4 .00% , 9/1/36 , Continuously Callable @100 ......................... 500 467
Series A , 4 .00% , 9/1/37 , Continuously Callable @100 ......................... 350 323
Series A , 4 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,250 1,138
Series A , 4 .00% , 9/1/40 , Continuously Callable @100 ......................... 750 674
Series A , 4 .00% , 3/15/41 , Continuously Callable @100 ........................ 21,605 19,984
Series A , 4 .25% , 7/1/50 , Continuously Callable @100 ......................... 1,250 1,043
Series A-1 , 4 .00% , 7/1/40 , Continuously Callable @100 ....................... 4,535 4,291
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 10/1/27 , Continuously Callable @100 ........................ 1,000 1,001
Series A , 5 .00% , 10/1/28 , Continuously Callable @100 ........................ 1,000 1,001
Series A , 5 .00% , 10/1/29 , Continuously Callable @100 ........................ 1,300 1,301
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty Corp.) ,
4 .25% , 6/30/42 , Continuously Callable @100 ............................... 4,565 4,172
Niagara Falls City School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.) , 5 .00% , 6/15/25 ....................................... 1,670 1,671
Onondaga Civic Development Corp. Revenue , 5 .13% , 8/1/44 , Continuously Callable @100 .. 500 451
Saratoga County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/28 , Continuously
Callable @100 ..................................................... 790 791
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 266 , 4 .65% ,
10/1/50 , Continuously Callable @100 .................................... 2,500 2,409
Town of Oyster Bay, GO , 4 .00% , 2/15/26 ...................................... 3,000 3,027
Village of Sylvan Beach, GO , 5 .75% , 1/15/26 , Continuously Callable @100 ............. 3,000 3,000
Westchester County Local Development Corp. Revenue , 5 .00% , 7/1/38 , Continuously Callable
@100 ........................................................... 750 784
144,407
North Carolina (0.6%):
North Carolina Medical Care Commission Revenue
5 .00% , 10/1/25 .................................................... 320 321
5 .00% , 10/1/30 , Continuously Callable @100 ............................... 1,850 1,852
5 .00% , 10/1/40 , Continuously Callable @103 ............................... 1,050 1,049
4 .50% , 12/1/44 , Continuously Callable @100 ............................... 8,000 7,448
5 .00% , 10/1/45 , Continuously Callable @103 ............................... 1,000 958
Series A , 4 .00% , 9/1/40 , Continuously Callable @100 ......................... 3,050 2,558
Series A , 4 .00% , 10/1/40 , Continuously Callable @103 ........................ 600 528
Series A , 5 .00% , 10/1/45 , Continuously Callable @103 ........................ 1,800 1,741
16,455
North Dakota (0.5%):
City of Grand Forks Revenue
4 .00% , 12/1/36 , Continuously Callable @100 ............................... 2,475 2,332
4 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,100 1,011
4 .00% , 12/1/40 , Continuously Callable @100 ............................... 1,700 1,526
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 1,750 1,558
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 350 362
Series A , 5 .00% , 12/1/43 , Continuously Callable @100 ........................ 695 714
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 4,500 4,137
North Dakota Housing Finance Agency Revenue
Series A , 5 .00% , 7/1/50 , Continuously Callable @100 ......................... 1,500 1,486
Series D , 4 .65% , 7/1/49 , Continuously Callable @100 ........................ 3,000 2,823
15,949
Ohio (4.0%):
Akron Bath Copley Joint Township Hospital District Revenue
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,000 956
4 .00% , 11/15/37 , Continuously Callable @100 .............................. 800 747
4 .00% , 11/15/38 , Continuously Callable @100 .............................. 500 461
City of Centerville Revenue , 5 .25% , 11/1/37 , Continuously Callable @100 .............. 2,250 2,162

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Cleveland-Cuyahoga County Port Authority Revenue , Series A , 5 .88% , 1/1/49 , Continuously
Callable @102 (c) ................................................... $ 640 $ 597
Columbus Regional Airport Authority Revenue AMT , Series A , 5 .50% , 1/1/50 , Continuously
Callable @100 ..................................................... 6,000 6,194
County of Allen Hospital Facilities Revenue
4 .00% , 12/1/40 , Continuously Callable @100 ............................... 7,500 6,870
Series A , 4 .00% , 8/1/36 , Continuously Callable @100 ......................... 5,000 4,857
Series A , 4 .00% , 8/1/37 , Continuously Callable @100 ......................... 10,800 10,351
County of Cuyahoga Revenue
4 .00% , 2/15/29 , Continuously Callable @100 ............................... 7,430 7,327
5 .00% , 2/15/37 , Continuously Callable @100 ............................... 4,000 3,956
County of Fayette Revenue , 5 .25% , 12/1/49 , Continuously Callable @100 .............. 2,000 2,029
County of Hamilton Revenue
5 .00% , 1/1/31 , Continuously Callable @100 ............................... 1,350 1,356
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 1,400 1,395
5 .00% , 9/15/39 , Continuously Callable @100 ............................... 1,375 1,379
5 .00% , 9/15/40 , Continuously Callable @100 ............................... 1,100 1,097
Series A , 5 .50% , 1/1/43 , Continuously Callable @103 ......................... 750 758
Series A , 5 .50% , 8/1/51 , Continuously Callable @100 ......................... 1,500 1,530
County of Hamilton Sales Tax Revenue (INS - AMBAC Assurance Corp.) , Series B , 12/1/25 (d) 4,365 4,306
County of Hardin Revenue , 5 .25% , 5/1/40 , Continuously Callable @103 ............... 2,000 1,843
County of Montgomery Revenue
3 .00% , 11/15/36 , Continuously Callable @100 .............................. 7,000 5,743
5 .00% , 11/15/37 , Continuously Callable @100 .............................. 2,200 2,239
5 .25% , 9/1/49 , Continuously Callable @100 ............................... 1,000 1,004
County of Ross Revenue , 5 .00% , 12/1/44 , Continuously Callable @100 ................ 2,405 2,412
County of Warren Revenue , 5 .00% , 7/1/49 , Continuously Callable @100 ............... 2,360 2,241
Ohio Higher Educational Facility Commission Revenue
5 .00% , 5/1/45 , Continuously Callable @100 ............................... 790 782
5 .25% , 5/1/49 , Continuously Callable @100 ............................... 3,000 3,006
Series 2025 , 5 .50% , 10/1/50 , Continuously Callable @100 ..................... 1,735 1,699
Ohio Housing Finance Agency Revenue
Series A , 4 .65% , 9/1/50 , Continuously Callable @100 ......................... 5,000 4,894
Series C , 4 .65% , 9/1/49 , Continuously Callable @100 ......................... 1,000 969
Southeastern Ohio Port Authority Revenue
5 .50% , 12/1/29 , Continuously Callable @100 ............................... 750 750
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 750 710
State of Ohio Revenue
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,260 1,197
4 .00% , 11/15/38 , Continuously Callable @100 .............................. 1,270 1,155
4 .00% , 11/15/40 , Continuously Callable @100 .............................. 655 586
Series A , 5 .00% , 1/15/34 , Continuously Callable @100 ........................ 7,210 7,259
Series A , 5 .00% , 1/15/35 , Continuously Callable @100 ........................ 6,000 6,041
Series A , 5 .00% , 1/15/36 , Continuously Callable @100 ........................ 3,070 3,091
Series A , 4 .00% , 1/15/38 , Continuously Callable @100 ........................ 1,000 976
Series A , 4 .00% , 1/15/40 , Continuously Callable @100 ........................ 1,800 1,665
Summit County Development Finance Authority Revenue , 5 .50% , 12/1/43 , Continuously
Callable @100 ..................................................... 1,500 1,572
Village of Bluffton Revenue
5 .00% , 12/1/31 , Continuously Callable @100 ............................... 1,500 1,542
4 .00% , 12/1/32 , Continuously Callable @100 ............................... 1,500 1,491
4 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,600 1,575
4 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,795 1,748
116,518
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue , Series B , 5 .00% , 8/15/33 , Continuously
Callable @100 ..................................................... 4,100 4,135
Pontotoc County Educational Facilities Authority Revenue , 4 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... 2,000 1,807
Tulsa County Industrial Authority Revenue
5 .00% , 11/15/28 , Continuously Callable @102 .............................. 940 958
5 .00% , 11/15/30 , Continuously Callable @102 .............................. 1,780 1,810
8,710

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Oregon (0.2%):
Clackamas County Hospital Facility Authority Revenue
Series A , 5 .00% , 11/15/32 , Continuously Callable @102 ....................... $ 1,000 $ 1,024
Series A , 5 .00% , 11/15/37 , Continuously Callable @102 ....................... 500 502
Oregon State Facilities Authority Revenue
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 275 283
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 1,750 1,763
Port of Portland Airport Revenue AMT , Series 30A , 5 .25% , 7/1/49 , Continuously Callable
@100 ........................................................... 1,500 1,521
Salem Hospital Facility Authority Revenue , 4 .00% , 5/15/40 , Continuously Callable @103 ... 800 692
5,785
Pennsylvania (9.5%):
Adams County General Authority Revenue , 5 .00% , 8/15/50 , Continuously Callable @100 ... 1,000 960
Allegheny County Airport Authority Revenue AMT , Series A , 5 .50% , 1/1/50 , Continuously
Callable @100 ..................................................... 2,000 2,072
Allegheny County Hospital Development Authority Revenue
Series A , 5 .00% , 4/1/35 , Continuously Callable @100 ......................... 7,315 7,476
Series A , 5 .00% , 4/1/36 , Continuously Callable @100 ......................... 8,000 8,134
Series A , 4 .00% , 7/15/38 , Continuously Callable @100 ........................ 1,500 1,420
Series A , 4 .00% , 7/15/39 , Continuously Callable @100 ........................ 3,495 3,210
Allegheny County Sanitary Authority Revenue , 4 .00% , 12/1/49 , Continuously Callable @100 1,000 870
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,500 1,500
4 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,475 1,463
Allentown Commercial and IDA Revenue
5 .75% , 6/15/43 , Continuously Callable @100 ............................... 600 621
5 .00% , 7/1/45 , Continuously Callable @100 (c) ............................. 2,500 2,280
Bucks County IDA Revenue
5 .00% , 10/1/30 , Continuously Callable @103 ............................... 325 331
5 .00% , 10/1/31 , Continuously Callable @103 ............................... 450 458
5 .00% , 10/1/37 , Continuously Callable @103 ............................... 2,260 2,286
Butler County Hospital Authority Revenue , 5 .00% , 7/1/35 , Continuously Callable @100 .... 1,885 1,785
Chester County IDA Revenue
5 .63% , 10/15/42 , Continuously Callable @100 (c) ............................ 8,875 8,819
4 .25% , 10/1/44 , Continuously Callable @100 (c) ............................. 1,075 932
4 .50% , 10/1/49 , Continuously Callable @100 (c) ............................. 800 700
Series A , 5 .13% , 10/15/37 , Continuously Callable @100 ....................... 2,750 2,699
Chester County IDA Revenue (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
8/1/48 , Continuously Callable @100 ..................................... 10,000 8,515
Clairton Municipal Authority Revenue , Series B , 4 .38% , 12/1/42 , Continuously Callable @100 2,250 2,063
Commonwealth Financing Authority Revenue , Series A , 5 .00% , 6/1/34 , Continuously Callable
@100 ........................................................... 5,000 5,004
Commonwealth of Pennsylvania Certificate of Participation
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,350 1,396
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 750 774
Series A , 5 .00% , 7/1/37 , Continuously Callable @100 ......................... 800 820
County of Beaver, GO (INS - Build America Mutual Assurance Co.) , 4 .00% , 4/15/30 ,
Continuously Callable @100 ........................................... 4,490 4,564
County of Lehigh Revenue
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 2,000 1,932
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 2,000 1,891
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 2,000 1,872
County of Luzerne, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% , 11/15/29 ,
Continuously Callable @100 ........................................... 5,000 5,030
Cumberland County Municipal Authority Revenue
4 .00% , 11/1/36 , Continuously Callable @100 ............................... 1,250 1,181
4 .00% , 11/1/37 , Continuously Callable @100 ............................... 2,130 1,975
Dauphin County General Authority Revenue
Series A , 4 .00% , 6/1/30 , Continuously Callable @100 ......................... 2,000 2,004
Series A , 4 .00% , 6/1/31 , Continuously Callable @100 ......................... 1,000 1,005
Delaware County Authority Revenue
5 .00% , 10/1/30 .................................................... 1,200 1,230
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 2,220 2,225

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 10/1/39 , Continuously Callable @100 ............................... $ 2,250 $ 2,162
General Authority of Southcentral Pennsylvania Revenue , 5 .25% , 5/1/50 , Continuously
Callable @100 ..................................................... 2,000 1,998
Lancaster Higher Education Authority Revenue , Series A , 5 .00% , 10/1/42 , Continuously
Callable @100 ..................................................... 3,360 3,234
Lancaster Municipal Authority Revenue , Series A , 5 .00% , 5/1/44 , Continuously Callable @103 1,200 1,171
Latrobe IDA Revenue
4 .00% , 3/1/40 , Continuously Callable @100 ............................... 250 214
4 .00% , 3/1/41 , Continuously Callable @100 ............................... 250 210
4 .00% , 3/1/46 , Continuously Callable @100 ............................... 750 590
Lehigh County General Purpose Authority Revenue
5 .00% , 2/1/43 , Continuously Callable @100 ............................... 1,520 1,540
5 .00% , 2/1/44 , Continuously Callable @100 ............................... 2,000 2,013
Montgomery County Higher Education & Health Authority Revenue
5 .00% , 9/1/34 , Continuously Callable @100 ............................... 1,750 1,802
5 .00% , 9/1/35 , Continuously Callable @100 ............................... 1,850 1,898
4 .00% , 9/1/36 , Continuously Callable @100 ............................... 1,100 1,057
4 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,000 947
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,750 1,781
4 .00% , 9/1/38 , Continuously Callable @100 ............................... 900 835
4 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 909
Montgomery County IDA Revenue
5 .00% , 11/1/44 , Continuously Callable @100 ............................... 1,440 1,369
5 .25% , 11/1/49 , Continuously Callable @100 ............................... 1,340 1,302
Montour School District, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 4/1/33 , Continuously Callable @100 ......................... 1,000 1,004
Series B , 5 .00% , 4/1/34 , Continuously Callable @100 ......................... 1,500 1,505
Series B , 5 .00% , 4/1/35 , Continuously Callable @100 ......................... 1,500 1,505
Northampton County General Purpose Authority Revenue , 4 .00% , 8/15/48 , Continuously
Callable @100 ..................................................... 2,335 1,955
Northeastern Pennsylvania Hospital and Education Authority Revenue , Series A , 5 .00% ,
3/1/37 , Continuously Callable @100 ..................................... 1,525 1,501
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/33 , Continuously Callable @103 ............................... 1,750 1,729
4 .00% , 7/1/41 , Continuously Callable @103 ............................... 1,050 938
Series A-2 , 4 .00% , 5/15/43 , Continuously Callable @100 ...................... 1,125 988
Series B-2 , 5 .00% , 7/1/42 , Continuously Callable @103 ....................... 3,000 3,026
Pennsylvania Higher Educational Facilities Authority Revenue
Series A , 5 .25% , 7/15/25 , Continuously Callable @100 ........................ 1,730 1,731
Series B-1 , 4 .25% , 11/1/48 , Continuously Callable @100 ...................... 10,000 9,047
Pennsylvania Housing Finance Agency Revenue
Series -145A , 4 .60% , 10/1/44 , Continuously Callable @100 .................... 3,000 2,915
Series -146A , 4 .50% , 10/1/44 , Continuously Callable @100 .................... 3,000 2,863
Series -147A , 4 .70% , 10/1/49 , Continuously Callable @100 .................... 2,000 1,933
Series 148A , 4 .75% , 10/1/50 , Continuously Callable @100 ..................... 5,000 4,885
Pennsylvania Turnpike Commission Revenue
5 .00% , 6/1/36 , Continuously Callable @100 ............................... 8,255 8,301
5 .00% , 12/1/41 , Continuously Callable @100 ............................... 2,000 2,083
5 .00% , 12/1/43 , Continuously Callable @100 ............................... 1,675 1,720
Series B , 4 .00% , 6/1/34 , Continuously Callable @100 ......................... 20,000 20,029
Series B , 5 .00% , 12/1/35 , Continuously Callable @100 ........................ 2,000 2,011
Philadelphia IDA Revenue
5 .00% , 5/1/35 , Continuously Callable @100 ............................... 750 774
5 .00% , 5/1/38 , Continuously Callable @100 ............................... 2,500 2,566
5 .00% , 6/15/40 , Continuously Callable @100 (c) ............................. 900 876
5 .50% , 6/15/43 , Continuously Callable @100 (c) ............................. 1,750 1,692
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 9/1/35 , Continuously Callable @100 ......................... 300 301
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 2,000 2,043
5 .00% , 3/1/37 , Continuously Callable @100 ............................... 1,500 1,526
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,000 1,037

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series E , 5 .00% , 12/1/33 , Continuously Callable @100 ........................ $ 1,600 $ 1,657
Series E , 5 .00% , 12/1/35 , Continuously Callable @100 ........................ 750 775
State Public School Building Authority Revenue , Series A , 5 .00% , 6/1/29 , Continuously
Callable @100 ..................................................... 10,000 10,242
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 6,100 6,234
Series A , 4 .00% , 12/1/31 , Continuously Callable @100 ........................ 13,085 13,128
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 1,000 1,001
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 501 531
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 6,720 6,220
Series B1 , 0.00% , 6/30/44 , Continuously Callable @88 (f) ...................... 3,358 2,390
The School District of Philadelphia, GO
Series A , 5 .00% , 9/1/35 , Continuously Callable @100 ......................... 1,000 1,034
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 1,000 1,027
Series A , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,024
Series A , 4 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,700 1,613
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,600 1,488
Series F , 5 .00% , 9/1/31 , Continuously Callable @100 ......................... 9,895 10,055
Series F , 5 .00% , 9/1/32 , Continuously Callable @100 ......................... 5,000 5,076
Series F , 5 .00% , 9/1/33 , Continuously Callable @100 ......................... 4,000 4,060
Series F , 5 .00% , 9/1/34 , Continuously Callable @100 ......................... 5,100 5,172
The School District of the City of Erie, GO (INS - Assured Guaranty Municipal Corp.) , Series
A , 4 .00% , 4/1/33 , Continuously Callable @100 ............................. 1,150 1,180
Westmoreland County IDA Revenue , Series A , 4 .00% , 7/1/37 , Continuously Callable @100 . 1,400 1,259
Wilkes-Barre Finance Authority Revenue , 4 .00% , 3/1/42 , Continuously Callable @100 ..... 2,600 2,061
276,240
Rhode Island (0.7%):
Rhode Island Health and Educational Building Corp. Revenue
5 .00% , 5/15/40 , Continuously Callable @100 ............................... 575 588
5 .00% , 5/15/41 , Continuously Callable @100 ............................... 625 634
5 .00% , 5/15/42 , Continuously Callable @100 ............................... 750 759
5 .00% , 5/15/43 , Continuously Callable @100 ............................... 675 679
5 .00% , 5/15/44 , Continuously Callable @100 ............................... 750 749
Rhode Island Housing & Mortgage Finance Corp. Revenue
4 .60% , 10/1/44 , Continuously Callable @100 ............................... 3,000 2,953
Series 85-A , 4 .65% , 10/1/50 , Continuously Callable @100 ..................... 3,000 2,894
Rhode Island Turnpike & Bridge Authority Revenue
Series A , 5 .00% , 10/1/33 , Continuously Callable @100 ........................ 1,350 1,364
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 4,345 4,388
Tobacco Settlement Financing Corp. Revenue
Series A , 5 .00% , 6/1/28 , Continuously Callable @100 ......................... 2,000 2,001
Series A , 5 .00% , 6/1/29 , Continuously Callable @100 ......................... 2,000 2,001
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 2,500 2,502
21,512
South Carolina (0.9%):
Charleston County Airport District Revenue AMT , Series A , 5 .25% , 7/1/49 , Continuously
Callable @100 ..................................................... 3,250 3,309
Lexington County Health Services District, Inc. Revenue
4 .00% , 11/1/31 , Continuously Callable @100 ............................... 1,000 1,002
4 .00% , 11/1/32 , Continuously Callable @100 ............................... 1,000 1,006
Patriots Energy Group Financing Agency Revenue , Series A1 , 5 .25% , 10/1/54 , (Put Date
8/1/31) (a) ........................................................ 3,000 3,188
South Carolina Jobs-Economic Development Authority Revenue
5 .50% , 11/15/44 , Continuously Callable @100 .............................. 500 509
Series C , 5 .63% , 9/1/50 , Continuously Callable @100 .......................... 1,100 1,097
South Carolina Public Service Authority Revenue
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ 9,835 9,881
Series B , 4 .13% , 12/1/44 , Continuously Callable @100 ........................ 1,880 1,670
South Carolina State Housing Finance & Development Authority Revenue
Series A , 4 .65% , 7/1/50 , Continuously Callable @100 ......................... 2,500 2,350
Series B , 5 .00% , 7/1/50 , Continuously Callable @100 ......................... 1,000 1,001
25,013

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
South Dakota (0.2%):
South Dakota Housing Development Authority Revenue
Series A , 4 .70% , 5/1/50 , Continuously Callable @100 ......................... $ 4,250 $ 4,013
Series C , 5 .00% , 11/1/45 , Continuously Callable @100 ........................ 2,000 1,994
Series C , 4 .70% , 11/1/49 , Continuously Callable @100 ........................ 1,000 941
6,948
Tennessee (1.0%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/37 , Continuously
Callable @100 ..................................................... 3,500 3,551
Knox County Health Educational & Housing Facility Board Revenue
Series A-1 , 5 .00% , 7/1/39 , Continuously Callable @100 ....................... 450 466
Series A-1 , 5 .00% , 7/1/40 , Continuously Callable @100 ....................... 420 432
Series A-1 , 5 .00% , 7/1/41 , Continuously Callable @100 ....................... 825 844
Series A-1 , 5 .00% , 7/1/42 , Continuously Callable @100 ....................... 1,100 1,121
Series A-1 , 5 .00% , 7/1/43 , Continuously Callable @100 ....................... 550 557
Series A-1 , 5 .00% , 7/1/44 , Continuously Callable @100 ....................... 625 629
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue , 5 .00% , 7/1/40 , Continuously Callable @100 ................... 5,500 5,358
New Memphis Arena Public Building Authority Revenue
4/1/32 , Continuously Callable @98 (d) .................................... 875 636
4/1/33 , Continuously Callable @96 (d) .................................... 625 428
4/1/34 , Continuously Callable @94 (d) .................................... 875 565
4/1/35 , Continuously Callable @92 (d) .................................... 875 539
Shelby County Health & Educational Facilities Board Revenue , Series A1 , 5 .00% , 6/1/44 ,
Continuously Callable @100 (c) ......................................... 1,000 965
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) , Continuously Callable
@100 (a) ......................................................... 12,500 13,209
Tennessee Housing Development Agency Revenue , Series 1A , 5 .00% , 7/1/50 , Continuously
Callable @100 ..................................................... 500 497
29,797
Texas (9.5%):
Arlington Higher Education Finance Corp. Revenue , 4 .88% , 6/15/56 , (Put Date 6/15/26) (a) (c) 2,000 2,001
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 2/15/44 , Continuously Callable @100 ............................... 10,000 9,082
4 .13% , 8/15/49 , Continuously Callable @100 ............................... 4,600 4,076
4 .50% , 8/15/50 , Continuously Callable @100 ............................... 1,250 1,182
Austin Convention Enterprises, Inc. Revenue , Series A , 5 .00% , 1/1/34 , Continuously Callable
@100 ........................................................... 1,105 1,105
Barbers Hill Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
2/15/49 , Continuously Callable @100 .................................... 5,000 4,385
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5 .00% , 12/1/25 .................................................... 2,740 2,750
5 .00% , 12/1/27 , Continuously Callable @100 ............................... 2,990 2,996
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,640 1,643
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,600 1,602
5 .00% , 12/1/30 , Continuously Callable @100 ............................... 1,700 1,701
5 .25% , 12/1/35 , Continuously Callable @100 ............................... 5,150 5,153
Central Texas Regional Mobility Authority Revenue , 1/1/26 (d) ...................... 2,535 2,488
City of Arlington Special Tax Revenue (INS - Build America Mutual Assurance Co.)
Series C , 5 .00% , 2/15/34 , Continuously Callable @100 ........................ 1,500 1,559
Series C , 5 .00% , 2/15/35 , Continuously Callable @100 ........................ 1,500 1,556
Series C , 5 .00% , 2/15/36 , Continuously Callable @100 ........................ 3,100 3,210
Series C , 5 .00% , 2/15/37 , Continuously Callable @100 ........................ 3,305 3,408
Series C , 5 .00% , 2/15/38 , Continuously Callable @100 ........................ 4,380 4,503
City of Corpus Christi Utility System Revenue
4 .00% , 7/15/32 , Continuously Callable @100 ............................... 1,800 1,810
4 .00% , 7/15/33 , Continuously Callable @100 ............................... 1,100 1,103
4 .00% , 7/15/34 , Continuously Callable @100 ............................... 1,050 1,042
4 .00% , 7/15/35 , Continuously Callable @100 ............................... 1,000 983
City of Galveston Wharves & Terminal Revenue AMT , Series A , 5 .50% , 8/1/41 , Continuously
Callable @100 ..................................................... 500 519
City of Houston Airport System Revenue AMT , Series B , 5 .50% , 7/15/39 , Continuously
Callable @100 ..................................................... 3,000 3,085

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
City of Houston Hotel Occupancy Tax & Special Revenue
5 .00% , 9/1/29 , Continuously Callable @100 ............................... $ 2,300 $ 2,302
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,000 1,001
5 .00% , 9/1/32 , Continuously Callable @100 ............................... 5,615 5,619
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 5,345 5,349
5 .00% , 9/1/34 , Continuously Callable @100 ............................... 2,150 2,151
5 .00% , 9/1/35 , Continuously Callable @100 ............................... 1,575 1,576
City of Laredo Waterworks & Sewer System Revenue
4 .00% , 3/1/32 , Continuously Callable @100 ............................... 740 743
4 .00% , 3/1/33 , Continuously Callable @100 ............................... 1,000 1,004
4 .00% , 3/1/34 , Continuously Callable @100 ............................... 1,000 1,002
4 .00% , 3/1/36 , Continuously Callable @100 ............................... 1,500 1,466
Clifton Higher Education Finance Corp. Revenue
Series A , 4 .00% , 8/15/38 , Continuously Callable @100 ........................ 1,085 1,041
Series A , 4 .00% , 8/15/39 , Continuously Callable @100 ........................ 1,130 1,069
Series A , 4 .00% , 8/15/40 , Continuously Callable @100 ........................ 1,180 1,099
Series A , 4 .00% , 8/15/41 , Continuously Callable @100 ........................ 1,225 1,125
Series A , 4 .00% , 8/15/42 , Continuously Callable @100 ........................ 1,035 940
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 8/15/33 , Continuously Callable @100 ............................... 2,130 2,121
4 .00% , 8/15/34 , Continuously Callable @100 ............................... 2,275 2,252
4 .00% , 8/15/35 , Continuously Callable @100 ............................... 2,375 2,332
4 .00% , 8/15/36 , Continuously Callable @100 ............................... 3,710 3,611
4 .00% , 8/15/37 , Continuously Callable @100 ............................... 3,860 3,712
4 .00% , 8/15/38 , Continuously Callable @100 ............................... 4,015 3,802
4 .00% , 8/15/39 , Continuously Callable @100 ............................... 4,305 4,012
Series A , 4 .00% , 8/15/32 , Continuously Callable @100 ........................ 1,300 1,283
El Paso County Hospital District Revenue (INS - Build America Mutual Assurance Co.) ,
4 .13% , 2/15/49 , Continuously Callable @100 ............................... 1,000 869
EP Cimarron Ventanas PFC Revenue , 4 .13% , 12/1/39 , Continuously Callable @100 ....... 2,000 1,846
EP Essential Housing WF PFC Revenue , 4 .25% , 12/1/34 , Continuously Callable @100 ..... 1,150 1,130
Grayson County Junior College District, GO , 4 .00% , 2/15/49 , Continuously Callable @100 .. 1,350 1,147
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/28 ,
Continuously Callable @100 ........................................... 1,150 821
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance
Co.)
5 .00% , 3/1/30 , Continuously Callable @100 ............................... 750 751
5 .00% , 3/1/31 , Continuously Callable @100 ............................... 2,030 2,032
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America
Mutual Assurance Co.)
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 1,215 1,219
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,380 1,383
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 2,000 2,006
5 .00% , 9/1/32 , Continuously Callable @100 ............................... 1,500 1,504
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 2,680 2,687
Matagorda County Navigation District No. 1 Revenue , Series B-2 , 4 .00% , 6/1/30 ,
Continuously Callable @100 ........................................... 5,405 5,405
Mesquite Health Facilities Development Corp. Revenue
0.00%, 2/15/26 (g) .................................................. 1,049 12
0.00%, 2/15/35 , Continuously Callable @100 (g) ............................ 364 4
Mission Economic Development Corp. Revenue AMT , 5 .00% , 12/1/64 , (Put Date 6/1/30) (a) . 800 814
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 (g) ...................... 7,500 7,125
Series B2 , 4 .63% , 10/1/30 , Continuously Callable @100 ....................... 1,000 977
Series B3 , 4 .25% , 10/1/30 , Continuously Callable @100 ....................... 1,000 985
Newark Higher Education Finance Corp. Revenue
4 .00% , 4/1/32 , Continuously Callable @100 ............................... 1,635 1,637
4 .00% , 4/1/33 , Continuously Callable @100 ............................... 2,000 1,967
4 .00% , 4/1/34 , Continuously Callable @100 ............................... 4,470 4,350
4 .00% , 4/1/35 , Continuously Callable @100 ............................... 1,650 1,587
4 .00% , 4/1/36 , Continuously Callable @100 ............................... 2,150 2,053
North East Texas Regional Mobility Authority Revenue
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 7,000 7,024

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series B , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... $ 5,485 $ 5,517
North Texas Tollway Authority Revenue
Series A , 4 .00% , 1/1/43 , Continuously Callable @100 ......................... 14,120 12,924
Series A , 4 .00% , 1/1/44 , Continuously Callable @100 ......................... 1,085 984
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.) , Series 1 , 1/1/29 (d) . 20,000 17,741
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B , 4 .00% , 1/1/35 , Continuously Callable @100 ......................... 2,000 1,977
Series B , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 1,695 1,667
Permanent University Fund - University of Texas System Revenue
Series B , 5 .00% , 7/1/32 , Continuously Callable @100 ......................... 2,230 2,233
Series B , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 3,250 3,255
Series B , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 2,500 2,503
Port of Port Arthur Navigation District Revenue
Series A , 1 .75% , 4/1/40 , Continuously Callable @100 (e) ....................... 16,600 16,600
Series C , 2 .35% , 4/1/40 , Continuously Callable @100 (e) ....................... 2,800 2,800
San Antonio Education Facilities Corp. Revenue
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 700 609
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 1,000 851
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 895 748
5 .25% , 10/1/45 , Continuously Callable @100 ............................... 2,000 1,931
5 .00% , 10/1/50 , Continuously Callable @100 ............................... 1,250 1,147
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/30 , Continuously Callable @100 .............................. 2,145 2,185
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 2,250 2,288
5 .00% , 11/15/32 , Continuously Callable @100 .............................. 2,365 2,400
5 .00% , 11/15/37 , Continuously Callable @100 .............................. 2,175 2,177
5 .00% , 10/1/44 , Continuously Callable @103 ............................... 1,200 1,201
Texas Department of Housing & Community Affairs Revenue , Series B , 5 .00% , 7/1/50 ,
Continuously Callable @100 ........................................... 600 593
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/30 .......... 9,835 10,288
Texas Private Activity Bond Surface Transportation Corp. Revenue
4 .00% , 6/30/38 , Continuously Callable @100 ............................... 3,300 3,093
4 .00% , 12/31/38 , Continuously Callable @100 .............................. 3,850 3,582
4 .00% , 6/30/39 , Continuously Callable @100 ............................... 2,150 1,984
Town of Trophy Club Public Improvement District No. 1 Special Assessment (INS - Assured
Guaranty Municipal Corp.) , 5 .00% , 6/1/33 ................................. 6,960 6,960
275,127
Utah (0.1%):
Military Installation Development Authority Revenue
Series A-1 , 4 .00% , 6/1/36 , Continuously Callable @103 ....................... 1,045 955
Series A-1 , 4 .00% , 6/1/41 , Continuously Callable @103 ....................... 1,000 864
1,819
Vermont (0.4%):
Vermont Economic Development Authority Revenue
4 .00% , 5/1/37 , Continuously Callable @103 ............................... 4,190 3,701
Series B , 4 .00% , 5/1/33 , Continuously Callable @103 ......................... 3,950 3,668
Vermont Educational & Health Buildings Financing Agency Revenue
5 .75% , 10/1/43 , Continuously Callable @100 (c) ............................. 3,000 2,699
Series A , 5 .00% , 12/1/36 , Continuously Callable @100 ........................ 2,500 2,517
12,585
Virgin Islands (0.2%):
Virgin Islands Public Finance Authority Revenue , 5 .00% , 9/1/30 , Continuously Callable
@100 (c) ......................................................... 6,500 6,506
Virginia (1.1%):
Chesapeake Hospital Authority Revenue
4 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,175 1,147
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,205 1,149
Salem Economic Development Authority Revenue
5 .50% , 4/1/45 , Continuously Callable @100 ............................... 530 523
6 .00% , 4/1/50 , Continuously Callable @100 ............................... 235 241
Stafford County Economic Development Authority Revenue
5 .00% , 6/15/33 , Continuously Callable @100 ............................... 750 757
5 .00% , 6/15/34 , Continuously Callable @100 ............................... 2,620 2,644

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 6/15/35 , Continuously Callable @100 ............................... $ 1,930 $ 1,947
Virginia College Building Authority Revenue , 4 .00% , 2/1/36 , Continuously Callable @100 .. 3,000 3,001
Virginia Housing Development Authority Revenue
Series A , 4 .60% , 9/1/50 , Continuously Callable @100 ......................... 1,500 1,425
Series D , 4 .65% , 1/1/50 , Continuously Callable @100 ........................ 2,000 1,935
Series E , 4 .63% , 7/1/50 , Continuously Callable @100 ......................... 1,250 1,211
Series H , 4 .63% , 12/1/49 , Continuously Callable @100 ........................ 1,200 1,148
Virginia Small Business Financing Authority Revenue
Series A , 4 .00% , 1/1/37 , Continuously Callable @103 ......................... 500 481
Series A , 4 .00% , 1/1/38 , Continuously Callable @103 ......................... 6,000 5,698
Series A , 4 .00% , 1/1/39 , Continuously Callable @103 ......................... 7,000 6,548
Series A , 4 .50% , 12/1/44 , Continuously Callable @102 ........................ 1,850 1,701
31,556
Washington (1.5%):
County of Spokane Airport Revenue AMT , Series B , 5 .25% , 1/1/49 , Continuously Callable
@100 ........................................................... 8,000 8,085
King County Public Hospital District No. 2, GO , 5 .25% , 12/1/45 , Continuously Callable @100 2,500 2,623
Port of Seattle Revenue AMT , Series B , 5 .25% , 7/1/49 , Continuously Callable @100 ...... 4,000 4,078
Skagit County Public Hospital District No. 1 Revenue
5 .50% , 12/1/38 , Continuously Callable @100 ............................... 300 313
5 .50% , 12/1/39 , Continuously Callable @100 ............................... 500 520
5 .50% , 12/1/40 , Continuously Callable @100 ............................... 500 518
5 .50% , 12/1/41 , Continuously Callable @100 ............................... 325 335
5 .50% , 12/1/42 , Continuously Callable @100 ............................... 300 308
5 .50% , 12/1/43 , Continuously Callable @100 ............................... 500 513
5 .50% , 12/1/44 , Continuously Callable @100 ............................... 450 460
Washington Health Care Facilities Authority Revenue
5 .00% , 7/1/35 , Continuously Callable @100 ............................... 2,355 2,395
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 1,775 1,770
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 2,250 2,282
5 .00% , 8/15/36 , Continuously Callable @100 ............................... 2,500 2,511
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 3,125 2,872
5 .00% , 8/15/37 , Continuously Callable @100 ............................... 2,400 2,400
4 .00% , 12/1/45 , Continuously Callable @100 (c) ............................. 2,080 1,809
Washington State Housing Finance Commission Revenue
5 .88% , 7/1/43 , Continuously Callable @103 (c) ............................. 1,000 1,063
Series A , 5 .00% , 7/1/38 , Continuously Callable @103 ......................... 1,590 1,635
Series A , 5 .00% , 7/1/43 , Continuously Callable @103 ......................... 3,225 3,227
Series A , 5 .00% , 7/1/45 , Continuously Callable @100 (c) ....................... 1,000 1,004
Series A-1 , 3 .50% , 12/20/35 ........................................... 2,536 2,355
43,076
West Virginia (0.9%):
West Virginia Economic Development Authority Revenue AMT , 5 .45% , 1/1/55 , (Put Date
3/27/35) (a) (c) ..................................................... 800 793
West Virginia Hospital Finance Authority Revenue
5 .00% , 1/1/35 , Continuously Callable @100 ............................... 2,920 2,934
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 2,065 2,072
5 .00% , 9/1/38 , Continuously Callable @100 ............................... 2,000 2,031
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,012
Series A , 5 .00% , 6/1/33 , Continuously Callable @100 ......................... 1,850 1,897
Series A , 5 .00% , 6/1/34 , Continuously Callable @100 ......................... 2,970 3,045
Series A , 5 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,405 2,464
Series A , 4 .13% , 6/1/42 , Continuously Callable @100 ......................... 5,000 4,671
Series B , 5 .75% , 9/1/43 , Continuously Callable @100 ......................... 4,000 4,243
25,162
Wisconsin (2.3%):
Public Finance Authority Revenue
4 .00% , 3/1/29 (c) ................................................... 890 858
4 .00% , 6/15/29 , Continuously Callable @100 (c) ............................. 195 192
4 .00% , 9/1/29 , Continuously Callable @103 (c) ............................. 1,250 1,222
4 .00% , 3/1/30 (c) ................................................... 950 903
4 .00% , 3/1/34 , Continuously Callable @100 (c) ............................. 3,520 3,174
5 .00% , 4/1/35 , Continuously Callable @100 ............................... 785 795

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
5 .25% , 5/15/37 , Continuously Callable @102 (c) ............................. $ 1,000 $ 1,000
5 .00% , 6/15/39 , Continuously Callable @100 (c) ............................. 410 404
5 .00% , 9/1/39 , Continuously Callable @103 (c) ............................. 2,230 2,161
5 .00% , 1/1/40 , Continuously Callable @100 ............................... 3,500 3,503
5 .00% , 4/1/40 , Continuously Callable @100 (c) ............................. 1,080 1,052
5 .00% , 4/1/40 , Pre-refunded  4/1/30 @ 100 (c) .............................. 95 104
4 .00% , 1/1/42 , Continuously Callable @103 ............................... 1,150 1,047
4 .00% , 4/1/42 , Continuously Callable @100 (c) ............................. 900 767
5 .00% , 4/1/43 , Continuously Callable @100 ............................... 4,185 4,000
6 .63% , 7/1/43 , Continuously Callable @100 (c) ............................. 485 495
5 .00% , 1/1/45 , Continuously Callable @100 ............................... 3,275 3,131
4 .75% , 7/1/45 , Continuously Callable @100 (c) ............................. 300 265
5 .25% , 11/15/50 , Continuously Callable @103 .............................. 1,000 1,013
5 .75% , 12/1/54 , Continuously Callable @100 (c) ............................. 1,000 974
Series A , 5 .25% , 10/1/38 , Continuously Callable @100 ........................ 3,250 3,171
Series A , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 770 655
Series A , 5 .00% , 11/15/41 , Continuously Callable @103 ....................... 4,680 4,702
Series A , 5 .50% , 7/1/43 , Continuously Callable @100 (c) ....................... 2,000 2,006
Series A , 6 .38% , 7/1/43 , Continuously Callable @103 (c) ....................... 300 314
Series A , 5 .25% , 6/1/45 , Continuously Callable @100 ......................... 370 365
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 2,750 2,268
Series A , 5 .25% , 6/15/50 , Continuously Callable @100 ........................ 750 738
Series A-1 , 4 .00% , 7/1/41 , Continuously Callable @100 (c) ..................... 675 588
Series B , 5 .25% , 6/15/45 , Continuously Callable @100 ........................ 550 542
Series D , 4 .05% , 11/1/30 , Continuously Callable @100 ........................ 1,500 1,503
University of Wisconsin Hospitals & Clinics Revenue , Series A , 4 .00% , 4/1/44 , Continuously
Callable @100 ..................................................... 1,300 1,157
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/27 ..................................................... 360 359
4 .00% , 1/1/28 , Continuously Callable @103 ............................... 370 365
4 .00% , 1/1/29 , Continuously Callable @103 ............................... 390 381
4 .00% , 1/1/30 , Continuously Callable @103 ............................... 405 391
4 .00% , 1/1/37 , Continuously Callable @103 ............................... 1,460 1,314
4 .00% , 3/15/40 , Continuously Callable @100 ............................... 750 663
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 850 661
Series A , 4 .00% , 11/15/36 , Continuously Callable @100 ....................... 9,830 9,462
Series A , 4 .38% , 11/1/39 , Continuously Callable @100 ........................ 5,000 4,899
Series B , 4 .00% , 9/15/36 , Continuously Callable @103 ........................ 530 490
Series B , 4 .00% , 9/15/41 , Continuously Callable @103 ........................ 510 432
Wisconsin Health & Educational Facilities Authority Revenue (INS - Assured Guaranty Corp.)
4 .00% , 2/15/35 , Continuously Callable @100 ............................... 500 498
4 .00% , 2/15/37 , Continuously Callable @100 ............................... 1,000 980
65,964
Wyoming (0.1%):
Wyoming Community Development Authority Revenue , Series 1 , 4 .85% , 12/1/50 ,
Continuously Callable @100 ........................................... 1,440 1,455
Total Municipal Bonds (Cost $3,024,255)
a
a
a
2,885,081
Total Investments (Cost $3,024,255) — 99.2% 2,885,081
Other assets in excess of liabilities —  0.8% 22,387
NET ASSETS - 100.00% $ 2,907,468
(a) Put Bond.
(b) Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2025.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2025, the fair value of these securities was
$136,003 (thousands) and amounted to 4.7% of net assets.
(d) Zero-coupon bond.
(e) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
(h) Amount represents less than 0.05% of net assets.

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
AMBAC
—
American Municipal Bond Assurance Corporation
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.7%)
Alabama (1.0%):
Alabama Housing Finance Authority Revenue , Series A , 4 .88% , 10/1/55 , Continuously
Callable @100 ..................................................... $ 3,250 $ 3,237
County of Jefferson Sewer Revenue , 5 .50% , 10/1/53 , Continuously Callable @100 ........ 1,000 1,025
DCH Healthcare Authority Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 .. 4,000 3,166
Homewood Educational Building Authority Revenue
5 .00% , 12/1/47 , Continuously Callable @100 ............................... 4,500 4,177
Series A , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 3,000 2,379
Mobile County IDA Revenue AMT
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 ......................... 500 468
Series B , 4 .75% , 12/1/54 , Continuously Callable @100 ........................ 1,000 903
15,355
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue , Series A , 4 .00% , 6/1/50 , Continuously
Callable @100 ..................................................... 1,000 822
Arizona (2.3%):
Arizona IDA Revenue
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 600 580
Series F , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,725 1,625
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee
Corp.)
Series B , 5 .50% , 7/1/29 .............................................. 1,000 1,102
Series B , 5 .50% , 7/1/30 .............................................. 1,500 1,680
Maricopa County IDA Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 1,600 1,452
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 1,000 792
Pinal County Electric District No. 3 Revenue , 4 .00% , 7/1/41 , Continuously Callable @100 .. 10,000 9,329
Sierra Vista IDA Revenue , 5 .75% , 6/15/53 , Continuously Callable @100 (a) ............. 3,000 3,010
Tempe IDA Revenue , Series A , 4 .00% , 12/1/46 , Continuously Callable @102 ............ 2,500 2,072
The County of Pima IDA Revenue
4 .00% , 6/15/51 , Continuously Callable @100 (a) ............................. 2,500 1,934
Series A , 6 .88% , 11/15/52 , Continuously Callable @103 (a) ..................... 3,750 3,986
The County of Yavapai IDA Revenue , 4 .00% , 8/1/43 , Continuously Callable @100 ........ 1,725 1,553
The IDA of the City of Phoenix Arizona Revenue
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 1,200 1,200
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 6,000 5,707
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 1,250 1,196
37,218
Arkansas (0.3%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
7/1/28 (b) ......................................................... 1,000 889
7/1/29 (b) ......................................................... 1,165 992
7/1/30 (b) ......................................................... 1,150 937
7/1/36 (b) ......................................................... 2,500 1,501
4,319
California (4.9%):
California Educational Facilities Authority Revenue , Series A , 5 .00% , 10/1/52 , Continuously
Callable @100 ..................................................... 3,000 2,871
California Health Facilities Financing Authority Revenue , 5 .00% , 11/15/56 , Continuously
Callable @100 ..................................................... 1,000 971
California Municipal Finance Authority Revenue (LIQ - Deutsche Bank A.G.) , Series 2024-
DBE-8152 , 2 .25% , 7/1/54 , Continuously Callable @100 (a) (c) ................... 300 300
Cerritos Community College District, GO
Series D , 8/1/31 (b) .................................................. 1,000 827
Series D , 8/1/32 (b) .................................................. 2,500 1,924
Series D , 8/1/33 (b) .................................................. 2,175 1,650
Series D , 8/1/34 (b) .................................................. 1,000 725
Series D , 8/1/35 (b) .................................................. 1,500 1,036
Series D , 8/1/36 (b) .................................................. 2,200 1,446
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series D , 8/1/41 (b) .................................................. 8,500 4,029

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.) ,
6/1/42 (b) ......................................................... $ 10,000 $ 4,451
Indio Redevelopment Agency Successor Agency Tax Allocation , Series A , 5 .25% , 8/15/35 ,
Continuously Callable @100 ........................................... 1,440 1,441
Los Alamitos Unified School District Certificate of Participation
5 .95% , 8/1/34 , Continuously Callable @100 (d) ............................. 1,200 1,311
6 .05% , 8/1/42 , Continuously Callable @100 (d) ............................. 4,000 4,323
Paramount Unified School District, GO
8/1/34 (b) ......................................................... 1,860 1,334
8/1/35 (b) ......................................................... 2,000 1,363
8/1/36 (b) ......................................................... 2,750 1,779
8/1/37 (b) ......................................................... 2,750 1,680
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America
Mutual Assurance Co.)
Series A , 5 .00% , 3/1/36 , Continuously Callable @100 ......................... 2,560 2,562
Series A , 5 .00% , 3/1/40 , Continuously Callable @100 ......................... 2,000 2,001
San Diego Public Facilities Financing Authority Revenue , Series A , 5 .00% , 10/15/44 ,
Continuously Callable @100 ........................................... 2,500 2,500
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G , 8/1/36 (b) .................................................. 13,605 8,736
Series G , 8/1/37 (b) .................................................. 14,285 8,664
Santa Ana Unified School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.) , 4/1/29 (b) ........................................... 11,815 10,051
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series D ,
8/1/34 (b) ......................................................... 8,885 6,322
The El Camino Community College District Foundation, GO
Series C , 8/1/34 (b) .................................................. 3,000 2,090
Series C , 8/1/38 (b) .................................................. 3,000 1,740
78,127
Colorado (2.0%):
Colorado Educational & Cultural Facilities Authority Revenue
4 .00% , 1/1/52 , Continuously Callable @100 ............................... 675 530
5 .00% , 4/1/53 , Continuously Callable @100 ............................... 750 712
4 .50% , 7/1/53 , Continuously Callable @100 ............................... 3,000 2,634
4 .00% , 1/1/62 , Continuously Callable @100 ............................... 795 591
Series A , 4 .00% , 12/1/48 , Continuously Callable @100 ........................ 2,500 2,063
Colorado Health Facilities Authority Revenue
5 .50% , 11/1/47 , Continuously Callable @100 ............................... 1,000 1,033
Series A , 4 .00% , 8/1/44 , Continuously Callable @100 ......................... 2,070 1,802
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 7,250 5,925
Denver Health & Hospital Authority Revenue , Series A , 4 .00% , 12/1/40 , Continuously Callable
@100 ........................................................... 750 656
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 9/1/35 , Continuously Callable @64 (b) ............................. 10,000 6,050
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 3,500 3,384
Series A , 5 .00% , 12/1/51 , Continuously Callable @100 ........................ 2,000 1,872
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 12/1/47 , Continuously Callable @100 ......................... 4,000 4,016
Southlands Metropolitan District No. 1, GO , Series A-1 , 5 .00% , 12/1/47 , Continuously
Callable @100 ..................................................... 1,000 911
32,179
Connecticut (0.5%):
Connecticut State Health & Educational Facilities Authority Revenue
5 .25% , 7/1/53 , Continuously Callable @100 ............................... 3,000 3,014
Series A , 4 .00% , 7/1/49 , Continuously Callable @100 ......................... 3,000 2,477
Series U , 4 .00% , 7/1/52 , Continuously Callable @100 ........................ 3,000 2,588
8,079
District of Columbia (0.1%):
District of Columbia Revenue
5 .00% , 7/1/49 , Continuously Callable @100 ............................... 1,275 1,220
5 .00% , 7/1/54 , Continuously Callable @100 ............................... 1,140 1,073
2,293

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Florida (8.1%):
Alachua County Health Facilities Authority Revenue , 4 .00% , 10/1/46 , Continuously Callable
@103 ........................................................... $ 700 $ 561
Capital Projects Finance Authority Revenue , 5 .00% , 11/1/53 , Continuously Callable @100 .. 1,250 1,126
Capital Trust Agency, Inc. Revenue , 6 .38% , 5/1/53 , Continuously Callable @100 (a) ....... 1,750 1,783
City of Atlantic Beach Revenue
Series A , 5 .00% , 11/15/53 , Continuously Callable @103 ....................... 2,000 1,765
Series B , 5 .63% , 11/15/43 , Continuously Callable @100 ....................... 7,000 7,001
City of Jacksonville Revenue , 4 .00% , 11/1/45 , Continuously Callable @100 ............. 2,500 2,142
City of Pompano Beach Revenue
4 .00% , 9/1/50 , Continuously Callable @103 ............................... 8,000 6,198
Series A , 4 .00% , 9/1/51 , Continuously Callable @103 ......................... 2,895 2,219
City of Venice Revenue , Series A , 5 .50% , 1/1/55 , Continuously Callable @103 (a) ......... 755 703
County of Hillsborough Solid Waste & Resource Recovery Revenue AMT , Series A , 5 .25% ,
9/1/54 , Continuously Callable @100 ..................................... 2,000 2,005
County of Lee Airport Revenue AMT , 5 .25% , 10/1/54 , Continuously Callable @100 ....... 2,500 2,515
County of Miami-Dade Aviation Revenue AMT , Series A , 5 .50% , 10/1/55 , Continuously
Callable @100 ..................................................... 1,000 1,027
County of Miami-Dade Rickenbacker Causeway Revenue , 5 .00% , 10/1/43 , Continuously
Callable @100 ..................................................... 1,750 1,710
County of Miami-Dade Water & Sewer System Revenue , Series B , 4 .00% , 10/1/44 ,
Continuously Callable @100 ........................................... 21,500 19,590
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 9/1/48 ,
Continuously Callable @100 ........................................... 1,000 1,004
Escambia County Health Facilities Authority Revenue
4 .00% , 8/15/45 , Continuously Callable @100 ............................... 6,265 5,323
4 .00% , 8/15/50 , Continuously Callable @100 ............................... 5,050 4,074
Florida Development Finance Corp. Revenue
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 600 509
4 .00% , 2/1/52 , Continuously Callable @100 ............................... 4,000 3,142
4 .00% , 7/1/55 , Continuously Callable @100 ............................... 500 390
Series A , 5 .00% , 6/15/55 , Continuously Callable @100 ........................ 1,500 1,422
Florida Higher Educational Facilities Financial Authority Revenue
5 .00% , 3/1/44 , Continuously Callable @100 ............................... 4,280 3,249
4 .00% , 10/1/44 , Continuously Callable @100 ............................... 1,400 1,142
5 .00% , 3/1/49 , Continuously Callable @100 ............................... 1,250 901
4 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,150 904
4 .13% , 12/1/54 , Continuously Callable @100 ............................... 1,000 823
Florida Housing Finance Corp. Revenue , Series 3 , 5 .13% , 1/1/56 , Continuously Callable @100 385 385
Lee County IDA Revenue
5 .00% , 11/15/49 , Continuously Callable @103 .............................. 12,350 11,264
Series 2019A-1 , 4 .00% , 4/1/49 , Continuously Callable @100 ................... 4,500 3,714
Series A , 5 .25% , 10/1/52 , Continuously Callable @103 ........................ 1,000 906
Series C , 5 .00% , 11/15/54 , Continuously Callable @103 ....................... 2,000 1,874
Miami Beach Health Facilities Authority Revenue , 4 .00% , 11/15/51 , Continuously Callable
@100 ........................................................... 2,500 2,065
Miami-Dade County Expressway Authority Revenue
Series A , 5 .00% , 7/1/39 , Continuously Callable @100 ......................... 5,000 5,004
Series A , 5 .00% , 7/1/40 , Continuously Callable @100 ......................... 5,000 4,984
Miami-Dade County Health Facilities Authority Revenue , 4 .00% , 8/1/47 , Continuously
Callable @100 ..................................................... 2,000 1,705
Orange County Health Facilities Authority Revenue , Series B , 4 .00% , 10/1/45 , Continuously
Callable @100 ..................................................... 1,500 1,306
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/51 , Continuously
Callable @100 ..................................................... 2,070 1,626
Palm Beach County Health Facilities Authority Revenue
5 .00% , 11/15/45 , Continuously Callable @103 .............................. 150 145
5 .00% , 5/15/47 , Continuously Callable @100 ............................... 5,000 4,685
Series A , 5 .00% , 11/1/52 , Continuously Callable @100 ........................ 250 240
Series B , 5 .00% , 11/15/42 , Continuously Callable @103 ....................... 1,000 1,001
Polk County IDA Revenue
5 .00% , 1/1/49 , Continuously Callable @103 ............................... 1,000 889
5 .00% , 1/1/55 , Continuously Callable @103 ............................... 1,000 878

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Sarasota County Health Facilities Authority Revenue , 5 .00% , 5/15/48 , Continuously Callable
@103 ........................................................... $ 1,835 $ 1,629
Sarasota County Public Hospital District Revenue , 4 .00% , 7/1/52 , Continuously Callable @100 5,000 4,249
St. Johns County IDA Revenue , 4 .00% , 8/1/55 , Continuously Callable @103 ............ 6,000 4,629
Tampa Housing Authority Revenue , 4 .85% , 7/1/36 , Callable 7/1/25 @ 100 .............. 2,200 2,201
128,607
Georgia (1.4%):
Columbia County Hospital Authority Revenue , Series A , 5 .13% , 4/1/53 , Continuously Callable
@100 ........................................................... 1,000 1,006
Crisp County Hospital Authority Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 .... 3,000 2,503
Gainesville & Hall County Hospital Authority Revenue , 4 .00% , 2/15/45 , Continuously Callable
@100 ........................................................... 13,000 11,346
Glynn-Brunswick Memorial Hospital Authority Revenue , 5 .00% , 8/1/43 , Continuously
Callable @100 ..................................................... 1,500 1,494
Main Street Natural Gas, Inc. Revenue , Series A , 5 .00% , 5/15/49 ..................... 3,000 2,960
Municipal Electric Authority of Georgia Revenue , Series A , 4 .00% , 1/1/51 , Continuously
Callable @100 ..................................................... 1,100 950
Private Colleges & Universities Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable
@100 ........................................................... 1,700 1,499
The Burke County Development Authority Revenue (NBGA - Southern Co.) , Series GA ,
1 .55% , 11/1/52 , Continuously Callable @100 (c) ............................. 100 100
21,858
Hawaii (0.1%):
State of Hawaii Airports System Revenue AMT , Series A , 5 .25% , 7/1/51 , Continuously
Callable @100 ..................................................... 1,750 1,772
Illinois (12.1%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 5 .75% , 4/1/48 ,
Continuously Callable @100 ........................................... 2,500 2,610
Chicago Board of Education, GO
Series A , 4 .00% , 12/1/47 , Continuously Callable @100 ........................ 4,220 3,346
Series A , 5 .00% , 12/1/47 , Continuously Callable @100 ........................ 1,800 1,657
Chicago Midway International Airport Revenue
Series B , 5 .00% , 1/1/41 , Continuously Callable @100 ......................... 2,500 2,508
Series B , 5 .00% , 1/1/46 , Continuously Callable @100 ......................... 3,500 3,457
Chicago O'Hare International Airport Revenue , Series C , 5 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 5,000 5,020
Chicago Park District, GO , Series A , 5 .00% , 1/1/40 , Continuously Callable @100 ......... 3,000 2,927
City of Chicago Wastewater Transmission Revenue , Series A , 5 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 3,000 2,866
City of Galesburg Revenue , Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ....... 4,000 2,955
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.) , 5 .00% , 12/1/47 , Continuously Callable @100 ................... 9,500 9,119
County of Cook Sales Tax Revenue , 5 .00% , 11/15/38 , Continuously Callable @100 ....... 7,750 7,860
County of Will, GO , 4 .00% , 11/15/47 , Continuously Callable @100 ................... 2,000 1,710
Illinois Finance Authority Revenue
5 .50% , 4/1/32 , Continuously Callable @100 ............................... 7,065 6,910
4 .00% , 3/1/38 , Continuously Callable @100 ............................... 2,000 1,952
5 .00% , 8/1/42 , Continuously Callable @100 ............................... 750 751
5 .00% , 8/15/44 , Continuously Callable @100 ............................... 2,000 2,004
4 .00% , 12/1/46 , Continuously Callable @100 ............................... 4,500 3,903
5 .00% , 8/1/47 , Continuously Callable @100 ............................... 750 704
5 .00% , 12/1/47 , Continuously Callable @100 ............................... 2,000 1,913
5 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,250 1,226
5 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 970
5 .00% , 3/1/52 , Continuously Callable @100 ............................... 1,075 955
4 .00% , 10/1/55 , Continuously Callable @100 ............................... 2,000 1,550
Series A , 4 .00% , 2/1/33 , Continuously Callable @100 ......................... 6,000 6,002
Series A , 5 .00% , 5/15/37 , Continuously Callable @100 ........................ 700 708
Series A , 4 .00% , 10/1/40 , Continuously Callable @100 ........................ 12,395 11,344
Series A , 5 .00% , 2/15/47 , Continuously Callable @100 ......................... 1,000 939
Series A , 5 .00% , 5/15/47 , Continuously Callable @100 ........................ 1,155 1,118
Series A , 5 .00% , 2/15/50 , Continuously Callable @100 ........................ 500 459
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 3,500 2,761

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series C , 4 .00% , 2/15/41 , Pre-refunded  2/15/27 @ 100 ........................ $ 485 $ 494
Series C , 4 .00% , 2/15/41 , Continuously Callable @100 ........................ 10,175 9,293
Series C , 4 .00% , 2/15/41 , Pre-refunded  2/15/27 @ 100 ........................ 320 326
Series C , 4 .00% , 2/15/41 , Pre-refunded  2/15/27 @ 100 ........................ 20 20
Illinois State Toll Highway Authority Revenue , Series A , 4 .00% , 1/1/46 , Continuously Callable
@100 ........................................................... 4,000 3,482
Metropolitan Pier & Exposition Authority Revenue , 5 .00% , 6/15/50 , Continuously Callable
@100 ........................................................... 9,500 9,221
Northern Illinois Municipal Power Agency Revenue , Series A , 4 .00% , 12/1/41 , Continuously
Callable @100 ..................................................... 9,000 8,171
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.) , Series B ,
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 600 544
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
6 .50% , 7/1/30 ..................................................... 37,550 41,574
Sangamon County Water Reclamation District, GO
Series A , 4 .00% , 1/1/49 , Continuously Callable @100 ......................... 15,000 12,458
Series A , 5 .75% , 1/1/53 , Continuously Callable @100 ......................... 2,000 2,001
State of Illinois, GO , Series A , 5 .00% , 10/1/33 , Continuously Callable @100 ............ 2,000 2,066
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4 .00% , 2/1/31 , Continuously Callable @100 ............................... 1,000 1,005
4 .00% , 2/1/32 , Continuously Callable @100 ............................... 1,000 1,004
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% ,
12/1/46 , Continuously Callable @100 .................................... 10,000 10,075
193,938
Indiana (2.3%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 2/1/38 , Continuously Callable @100 ............................... 5,540 5,329
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 3,605 3,462
Indiana Finance Authority Revenue
5 .00% , 11/15/43 , Continuously Callable @103 .............................. 1,970 1,968
5 .00% , 11/15/48 , Continuously Callable @103 .............................. 3,895 3,679
5 .25% , 3/1/54 , Continuously Callable @100 ............................... 1,000 990
Series A , 5 .50% , 4/1/46 , Continuously Callable @100 ......................... 5,000 5,003
Series A , 4 .00% , 11/15/51 , Continuously Callable @100 ....................... 1,030 770
Series A , 5 .50% , 7/1/52 , Continuously Callable @100 ......................... 4,500 4,557
Series A , 5 .00% , 6/1/53 , Continuously Callable @100 ......................... 1,000 928
Indiana Housing & Community Development Authority Revenue
Series B-1 , 5 .05% , 7/1/55 , Continuously Callable @100 ....................... 1,800 1,808
Series D-1 , 4 .75% , 7/1/54 , Continuously Callable @100 ....................... 1,000 960
Indianapolis Local Public Improvement Bond Bank Revenue AMT , Series B2 , 5 .00% , 1/1/55 ,
Continuously Callable @100 ........................................... 500 473
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/39 , Continuously Callable @100 7,000 6,814
36,741
Iowa (0.5%):
Iowa Finance Authority Revenue , Series A , 5 .00% , 5/15/43 , Continuously Callable @100 ... 6,235 6,071
Iowa Higher Education Loan Authority Revenue , 5 .38% , 10/1/52 , Continuously Callable @100 1,000 1,004
Iowa Tobacco Settlement Authority Revenue , Series A-2 , 4 .00% , 6/1/49 , Continuously Callable
@100 ........................................................... 1,000 841
7,916
Kansas (0.7%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 5 .00% , 6/1/42 (a) ............................................ 2,500 2,500
City of Lawrence Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 ........ 5,000 4,869
City of Manhattan Revenue
Series A , 4 .00% , 6/1/46 , Continuously Callable @103 ......................... 1,000 798
Series A , 4 .00% , 6/1/52 , Continuously Callable @103 ......................... 1,500 1,123
Wyandotte County-Kansas City Unified Government Utility System Revenue , Series A , 5 .00% ,
9/1/45 , Continuously Callable @100 ..................................... 2,000 1,969
11,259
Kentucky (1.3%):
City of Ashland Revenue , Series A , 5 .00% , 2/1/40 , Continuously Callable @100 .......... 1,000 1,006
City of Hazard Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 ................. 3,000 2,546
County of Boyle Revenue , Series A , 4 .50% , 6/1/53 , Continuously Callable @100 ......... 1,525 1,361

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Kentucky Bond Development Corp. Revenue , 4 .00% , 6/1/51 , Continuously Callable @100 .. $ 1,070 $ 875
Kentucky Economic Development Finance Authority Revenue
Series A , 5 .00% , 5/15/46 , Continuously Callable @100 ........................ 5,500 4,262
Series B , 5 .00% , 8/15/41 , Continuously Callable @100 ........................ 3,000 2,982
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 500 449
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 2,000 1,985
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @100 ........................................... 6,000 5,732
21,198
Louisiana (3.6%):
City of Shreveport Water & Sewer Revenue
5 .00% , 12/1/40 , Continuously Callable @100 ............................... 1,000 1,002
Series B , 5 .00% , 12/1/41 , Continuously Callable @100 ........................ 5,500 5,508
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.) , Series B , 4 .00% ,
12/1/49 , Continuously Callable @100 .................................... 1,000 837
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.) ,
Series B , 4 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,100 1,069
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 12/1/42 , Continuously Callable @100 ............................... 7,000 6,452
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , 3 .50% , 11/1/32 , Continuously Callable @100 ....................... 6,250 5,935
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 1,685 1,702
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 5,000 4,933
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 8,210 6,856
Louisiana Public Facilities Authority Revenue
4 .00% , 5/15/41 , Pre-refunded  5/15/26 @ 100 .............................. 15 15
4 .00% , 5/15/41 , Continuously Callable @100 ............................... 1,235 1,135
5 .00% , 5/15/46 , Continuously Callable @100 ............................... 5,000 4,871
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 400 376
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 2,000 1,852
Series A , 5 .00% , 11/1/45 , Pre-refunded 11/1/25 @ 100 ........................ 3,000 3,025
Series A , 4 .00% , 12/15/50 , Pre-refunded 12/15/27 @ 100 ...................... 30 31
Series A , 4 .00% , 12/15/50 , Continuously Callable @100 ....................... 970 847
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 9,000 7,096
New Orleans Aviation Board Revenue AMT , Series C-2 , 5 .25% , 1/1/51 , Continuously Callable
@100 ........................................................... 4,120 4,125
Port New Orleans Board of Commissioners Revenue AMT , Series B , 5 .50% , 4/1/54 ,
Continuously Callable @100 ........................................... 300 312
57,979
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 9,000 6,564
Maryland (0.1%):
State of Maryland Department of Transportation Revenue AMT , Series A , 5 .25% , 8/1/54 ,
Continuously Callable @100 ........................................... 2,000 2,024
Massachusetts (2.1%):
Massachusetts Development Finance Agency Revenue
5 .00% , 4/15/40 , Continuously Callable @100 ............................... 1,000 953
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 3,280 3,153
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,000 783
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,500 1,417
5 .25% , 7/1/55 , Continuously Callable @103 ............................... 1,000 971
Series A , 5 .50% , 7/1/44 , Continuously Callable @100 ......................... 2,000 1,871
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 3,370 2,723
Series B , 4 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,700 1,227
Series B , 4 .00% , 7/1/50 , Continuously Callable @100 ......................... 975 777
Series D , 5 .00% , 7/1/44 , Continuously Callable @100 ........................ 3,000 2,924
Series E , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 1,000 924

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series I , 5 .00% , 7/1/46 , Continuously Callable @100 ......................... $ 4,000 $ 3,882
Series J2 , 5 .00% , 7/1/53 , Continuously Callable @100 ........................ 10,000 9,702
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 4 .00% , 10/1/45 , Continuously Callable @100 .................. 1,250 1,094
Massachusetts Housing Finance Agency Revenue , Series 242 , 4 .80% , 12/1/55 , Continuously
Callable @100 ..................................................... 1,250 1,181
33,582
Michigan (2.9%):
County of Genesee, GO (INS - Build America Mutual Assurance Co.)
Series B , 4 .00% , 2/1/41 , Continuously Callable @100 ......................... 2,000 1,939
Series B , 5 .00% , 2/1/46 , Continuously Callable @100 ......................... 2,900 2,861
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 4/1/43 , Continuously Callable @100 ............................... 2,500 2,534
Flint Hospital Building Authority Revenue , 4 .00% , 7/1/38 , Continuously Callable @100 .... 2,500 2,232
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan Program)
5 .00% , 5/1/45 , Continuously Callable @100 ............................... 6,000 6,019
5 .00% , 5/1/48 , Continuously Callable @100 ............................... 3,000 2,983
Karegnondi Water Authority Revenue , 5 .00% , 11/1/45 , Continuously Callable @100 ....... 2,750 2,737
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 5/1/45 ,
Continuously Callable @100 ........................................... 4,000 3,938
Michigan Finance Authority Revenue
5 .00% , 11/1/43 , Continuously Callable @100 ............................... 1,000 1,004
4 .00% , 2/15/44 , Continuously Callable @100 ............................... 5,000 4,421
4 .00% , 2/15/47 , Continuously Callable @100 ............................... 1,000 869
4 .00% , 2/15/50 , Continuously Callable @100 ............................... 2,000 1,713
4 .00% , 9/1/50 , Continuously Callable @100 ............................... 1,000 750
5 .63% , 11/1/52 , Continuously Callable @100 ............................... 3,000 3,046
4 .00% , 11/1/55 , Continuously Callable @100 ............................... 4,000 3,280
Series A , 4 .00% , 11/15/50 , Continuously Callable @100 ....................... 3,000 2,445
Michigan State Building Authority Revenue , 4 .00% , 10/15/49 , Continuously Callable @100 . 2,500 2,169
Michigan State Housing Development Authority Revenue , Series A , 5 .00% , 12/1/55 ,
Continuously Callable @100 ........................................... 1,000 1,002
45,942
Mississippi (0.1%):
Mississippi Home Corp. Revenue , Series A , 4 .95% , 6/1/53 , Continuously Callable @100 ... 1,665 1,676
Missouri (3.3%):
Cape Girardeau County IDA Revenue
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 750 757
Series A , 6 .00% , 3/1/33 , Continuously Callable @101 ......................... 1,625 1,644
Hannibal IDA Revenue , 5 .00% , 10/1/47 , Continuously Callable @100 ................. 3,000 2,783
Health & Educational Facilities Authority of the State of Missouri Revenue
4 .00% , 8/1/36 , Continuously Callable @100 ............................... 440 397
0.00%, 5/15/40 , Continuously Callable @103 (e) ............................. 2,148 630
4 .00% , 8/1/41 , Continuously Callable @100 ............................... 410 346
4 .00% , 2/1/48 , Continuously Callable @100 ............................... 10,000 8,017
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 1,000 790
5 .00% , 12/1/52 , Continuously Callable @100 ............................... 1,000 1,006
Series A , 5 .00% , 2/1/42 , Continuously Callable @103 ......................... 3,500 3,468
Series A , 4 .00% , 2/15/54 , Continuously Callable @100 ........................ 2,500 2,100
Missouri Development Finance Board Revenue
4 .00% , 3/1/51 , Continuously Callable @100 ............................... 2,000 1,594
Series D , 4 .00% , 6/1/46 , Continuously Callable @100 ........................ 17,775 15,174
Missouri Housing Development Commission Revenue
Series A , 4 .65% , 11/1/55 , Continuously Callable @100 ........................ 1,000 970
Series C , 5 .00% , 11/1/55 , Continuously Callable @100 ........................ 1,000 1,000
St. Louis County IDA Revenue
5 .00% , 9/1/48 , Continuously Callable @100 ............................... 2,000 1,878
Series A , 5 .88% , 9/1/43 , Continuously Callable @100 ......................... 5,000 5,002
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 10/1/38 , Continuously Callable @100 ............................... 3,065 3,127
Stoddard County IDA Revenue , Series B , 6 .00% , 3/1/37 , Continuously Callable @101 ..... 1,645 1,664
52,347

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Montana (0.3%):
City of Forsyth Revenue , Series A , 3 .90% , 3/1/31 , Continuously Callable @100 .......... $ 4,000 $ 3,926
Montana Board of Housing Revenue , Series A , 4 .88% , 12/1/54 , Continuously Callable @100 250 244
Montana Facility Finance Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable @100 .. 1,000 869
5,039
Nebraska (1.5%):
Central Plains Energy Project Revenue , Series A , 5 .00% , 9/1/42 ...................... 13,665 13,825
Douglas County Hospital Authority No. 3 Revenue , 5 .00% , 11/1/48 , Continuously Callable
@100 ........................................................... 3,400 3,172
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue , Series S ,
4 .00% , 1/1/49 , Continuously Callable @102 ............................... 7,500 6,087
Omaha Airport Authority Revenue AMT , 5 .25% , 12/15/54 , Continuously Callable @100 .... 1,500 1,519
24,603
Nevada (1.2%):
Carson City Revenue , 5 .00% , 9/1/47 , Continuously Callable @100 ................... 2,775 2,643
Las Vegas Convention & Visitors Authority Revenue
Series C , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 4,400 4,030
Series C , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 12,140 10,699
Reno-Tahoe Airport Authority Revenue AMT , Series A , 5 .25% , 7/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,003
18,375
New Hampshire (0.4%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/51 , Continuously Callable @103 ............................... 3,000 2,281
Series A , 5 .25% , 7/1/48 , Continuously Callable @103 ......................... 1,000 990
Series A , 5 .25% , 11/1/54 , Continuously Callable @100 ........................ 1,000 1,004
Series C , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 2,750 2,728
7,003
New Jersey (3.2%):
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.) , 5 .38% ,
11/15/52 , Continuously Callable @100 ................................... 1,000 1,055
New Jersey Economic Development Authority Revenue
4 .00% , 11/1/44 , Continuously Callable @100 ............................... 3,000 2,618
4 .00% , 6/15/49 , Continuously Callable @100 ............................... 4,000 3,422
Series A , 5 .00% , 6/15/47 , Continuously Callable @100 ........................ 3,000 2,935
Series A , 5 .00% , 11/1/52 , Continuously Callable @100 ........................ 5,000 5,018
Series B , 5 .00% , 6/15/43 , Continuously Callable @100 ........................ 3,500 3,506
Series WW , 5 .25% , 6/15/40 , Pre-refunded  6/15/25 @ 100 ...................... 2,835 2,837
Series WW , 5 .25% , 6/15/40 , Pre-refunded  6/15/25 @ 100 ...................... 165 165
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 6/1/42 , Continuously Callable @100 .......................... 1,200 1,209
New Jersey Educational Facilities Authority Revenue
Series B , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 5,000 5,068
Series F , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 3,000 2,201
New Jersey Health Care Facilities Financing Authority Revenue , 5 .00% , 10/1/38 , Continuously
Callable @100 ..................................................... 2,250 2,280
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 7/1/46 , Continuously Callable @100 ........... 1,250 1,221
New Jersey Transportation Trust Fund Authority Revenue , Series BB , 4 .00% , 6/15/50 ,
Continuously Callable @100 ........................................... 15,000 13,023
The Camden County Improvement Authority Revenue , 6 .00% , 6/15/52 , Continuously Callable
@100 ........................................................... 1,325 1,366
The Passaic County Improvement Authority Revenue , 5 .38% , 7/1/53 , Continuously Callable
@100 ........................................................... 500 504
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .25% , 6/1/46 , Continuously Callable
@100 ........................................................... 3,000 3,006
51,434
New Mexico (0.5%):
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/49 ,
Continuously Callable @102 ........................................... 8,625 7,760
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 4 .25% ,
5/1/40 , Continuously Callable @103 (a) ................................... 670 598
8,358

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
New York (2.9%):
Allegany County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/52 , Continuously
Callable @100 ..................................................... $ 4,000 $ 3,323
Build NYC Resource Corp. Revenue
Series A , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 700 671
Series A , 7 .00% , 4/15/53 , Continuously Callable @100 (a) ...................... 2,500 2,564
Empire State Development Corp. Revenue , Series A , 4 .00% , 3/15/45 , Continuously Callable
@100 ........................................................... 5,000 4,534
Metropolitan Transportation Authority Dedicated Tax Fund Revenue , Series A , 11/15/32 (b) .. 5,000 3,729
Metropolitan Transportation Authority Revenue , Series A-2 , 5 .00% , 11/15/45 , (Put Date
5/15/30) (f) ........................................................ 5,490 5,906
Mount Vernon City School District, GO , 5 .00% , 6/30/25 ........................... 2,000 2,000
New York City Housing Development Corp. Revenue , Series A-1 , 4 .80% , 11/1/55 ,
Continuously Callable @100 ........................................... 1,000 977
New York Liberty Development Corp. Revenue , 2 .80% , 9/15/69 , Continuously Callable @100 1,500 1,382
New York State Dormitory Authority Revenue
5 .25% , 10/1/49 , Continuously Callable @100 ............................... 2,000 2,016
Series A , 4 .25% , 7/1/50 , Continuously Callable @100 ......................... 625 522
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 3,000 2,444
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty Corp.) ,
4 .63% , 6/30/54 , Continuously Callable @100 ............................... 5,000 4,608
Onondaga Civic Development Corp. Revenue , 5 .38% , 8/1/54 , Continuously Callable @100 .. 750 654
Triborough Bridge & Tunnel Authority Revenue
Series A , 11/15/31 (b) ................................................ 5,000 3,821
Series A , 11/15/32 (b) ................................................ 3,000 2,176
Series B , 11/15/32 (b) ................................................ 2,500 1,909
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000 993
Village of Sylvan Beach, GO , 5 .75% , 1/15/26 , Continuously Callable @100 ............. 2,000 2,000
46,229
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue
5 .00% , 1/1/49 , Continuously Callable @103 ............................... 2,725 2,618
5 .25% , 12/1/54 , Continuously Callable @100 ............................... 2,000 2,002
Series A , 4 .00% , 10/1/50 , Continuously Callable @103 ........................ 1,000 772
5,392
North Dakota (0.7%):
City of Grand Forks Revenue
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 2,375 1,924
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 1,400 1,386
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 7,500 6,896
North Dakota Housing Finance Agency Revenue , Series A , 5 .05% , 7/1/53 , Continuously
Callable @100 ..................................................... 465 464
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.) , Series
A , 4 .00% , 6/1/51 , Continuously Callable @100 ............................. 1,500 1,252
11,922
Ohio (3.4%):
City of Centerville Revenue , 5 .25% , 11/1/47 , Continuously Callable @100 .............. 2,700 2,421
City of Middleburg Heights Revenue , Series A , 4 .00% , 8/1/47 , Continuously Callable @100 . 2,000 1,666
Columbus Regional Airport Authority Revenue AMT , Series A , 5 .50% , 1/1/55 , Continuously
Callable @100 ..................................................... 2,000 2,061
County of Cuyahoga Revenue , 4 .75% , 2/15/47 , Continuously Callable @100 ............ 9,000 8,139
County of Franklin Revenue , Series B , 5 .00% , 7/1/45 , Continuously Callable @103 ....... 5,000 4,601
County of Hamilton Revenue
5 .00% , 1/1/51 , Continuously Callable @100 ............................... 2,500 2,337
Series A , 5 .50% , 8/1/51 , Continuously Callable @100 ......................... 1,335 1,361
Series A , 5 .75% , 1/1/53 , Continuously Callable @103 ......................... 2,000 1,992
County of Lucas Revenue , Series A , 5 .25% , 11/15/48 , Continuously Callable @100 ....... 3,000 2,876
County of Montgomery Revenue
4 .00% , 11/15/42 , Continuously Callable @100 .............................. 2,500 2,151
4 .00% , 11/15/45 , Continuously Callable @100 .............................. 2,000 1,668
5 .25% , 9/1/54 , Continuously Callable @100 ............................... 1,500 1,487
County of Ross Revenue , 5 .00% , 12/1/49 , Continuously Callable @100 ................ 9,100 8,989
County of Warren Revenue , 5 .00% , 7/1/54 , Continuously Callable @100 ............... 1,785 1,667

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Ohio Higher Educational Facility Commission Revenue
6 .00% , 9/1/47 , Continuously Callable @100 ............................... $ 4,475 $ 4,574
5 .25% , 5/1/54 , Continuously Callable @100 ............................... 1,500 1,482
State of Ohio Revenue
4 .00% , 11/15/40 , Continuously Callable @100 .............................. 655 586
Series A , 4 .00% , 1/15/50 , Continuously Callable @100 ........................ 5,000 4,151
54,209
Oklahoma (1.1%):
Norman Regional Hospital Authority Revenue , 4 .00% , 9/1/45 , Continuously Callable @100 . 4,250 2,742
Oklahoma Development Finance Authority Revenue , Series B , 5 .50% , 8/15/57 , Continuously
Callable @100 ..................................................... 4,250 4,139
Oklahoma Municipal Power Authority Revenue , Series A , 4 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 10,000 8,619
Tulsa County Industrial Authority Revenue , 5 .25% , 11/15/45 , Continuously Callable @102 .. 2,000 1,956
17,456
Oregon (0.7%):
City of Keizer Special Assessment , 5 .20% , 6/1/31 , Continuously Callable @100 .......... 515 516
Deschutes County Hospital Facilities Authority Revenue , Series A , 4 .00% , 1/1/46 ,
Continuously Callable @100 ........................................... 2,000 1,757
Medford Hospital Facilities Authority Revenue , Series A , 4 .00% , 8/15/50 , Continuously
Callable @100 ..................................................... 3,800 3,244
Oregon State Facilities Authority Revenue , Series A , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,000 763
Port of Portland Airport Revenue AMT , Series 30A , 5 .25% , 7/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,008
Salem Hospital Facility Authority Revenue , 5 .00% , 5/15/53 , Continuously Callable @102 ... 1,000 901
Union County Hospital Facility Authority Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 450 430
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,325 1,241
Yamhill County Hospital Authority Revenue , Series A , 5 .00% , 11/15/51 , Continuously Callable
@102 ........................................................... 1,180 990
10,850
Pennsylvania (8.4%):
Adams County General Authority Revenue , 4 .00% , 8/15/45 , Continuously Callable @100 ... 7,400 6,178
Allegheny County Airport Authority Revenue AMT , Series A , 5 .50% , 1/1/55 , Continuously
Callable @100 ..................................................... 1,000 1,030
Allegheny County Hospital Development Authority Revenue , Series A , 5 .00% , 4/1/47 ,
Continuously Callable @100 ........................................... 3,500 3,393
Allegheny County Sanitary Authority Revenue , 4 .13% , 12/1/55 , Continuously Callable @100 500 442
Allentown Commercial and IDA Revenue
5 .00% , 7/1/50 , Continuously Callable @100 (a) ............................. 2,000 1,781
6 .00% , 6/15/53 , Continuously Callable @100 ............................... 1,600 1,652
Altoona Area School District, GO (INS - Build America Mutual Assurance Co.)
5 .00% , 12/1/45 , Pre-refunded 12/1/25 @ 100 ............................... 1,000 1,010
5 .00% , 12/1/48 , Pre-refunded 12/1/25 @ 100 ............................... 300 303
Armstrong School District, GO (INS - Build America Mutual Assurance Co.)
Series A , 4 .00% , 3/15/38 , Continuously Callable @100 ........................ 1,000 959
Series A , 4 .00% , 3/15/41 , Continuously Callable @100 ........................ 2,250 2,106
Bucks County IDA Revenue , 4 .00% , 8/15/50 , Continuously Callable @100 ............. 3,000 2,461
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.)
4 .00% , 6/1/44 , Continuously Callable @100 ............................... 3,500 3,096
4 .00% , 6/1/48 , Continuously Callable @100 ............................... 1,105 953
4 .00% , 6/1/50 , Continuously Callable @100 ............................... 6,065 5,272
Chester County IDA Revenue
6 .00% , 10/15/52 , Continuously Callable @100 (a) ............................ 1,775 1,758
4 .50% , 10/1/54 , Continuously Callable @100 (a) ............................. 645 553
Series A , 5 .25% , 10/15/47 , Continuously Callable @100 ....................... 3,250 2,962
Commonwealth of Pennsylvania Certificate of Participation , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,006
County of Allegheny, GO , Series C-77 , 5 .00% , 11/1/43 , Continuously Callable @100 ...... 3,170 3,190
County of Lehigh Revenue , 4 .00% , 7/1/49 , Continuously Callable @100 ............... 11,000 8,959
Delaware County Authority Revenue , 5 .00% , 10/1/39 , Continuously Callable @100 ....... 2,250 2,162

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Delaware River Joint Toll Bridge Commission Revenue , 5 .00% , 7/1/47 , Continuously Callable
@100 ........................................................... $ 5,000 $ 5,013
General Authority of Southcentral Pennsylvania Revenue , 5 .25% , 5/1/55 , Continuously
Callable @100 ..................................................... 2,000 1,978
Lancaster IDA Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ................. 1,000 784
Lancaster Municipal Authority Revenue , Series B , 5 .00% , 5/1/54 , Continuously Callable @103 800 739
Montgomery County Higher Education & Health Authority Revenue , Series B , 4 .00% , 5/1/52 ,
Continuously Callable @100 ........................................... 8,000 6,505
Montgomery County IDA Revenue
5 .00% , 12/1/49 , Continuously Callable @103 ............................... 2,000 1,860
Series A , 5 .00% , 12/1/48 , Continuously Callable @102 ........................ 2,000 1,907
Northampton County General Purpose Authority Revenue
4 .00% , 8/15/40 , Continuously Callable @100 ............................... 4,000 3,531
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 2,440 2,308
Northeastern Pennsylvania Hospital & Education Authority Revenue
5 .00% , 5/1/44 , Continuously Callable @100 ............................... 1,000 922
5 .00% , 5/1/49 , Continuously Callable @100 ............................... 1,350 1,203
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/46 , Continuously Callable @103 ............................... 1,000 831
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 2,320 1,907
Pennsylvania Higher Educational Facilities Authority Revenue
Series A , 4 .00% , 7/15/46 , Continuously Callable @100 ........................ 2,025 1,630
Series B2 , 4 .38% , 11/1/54 , Continuously Callable @100 ....................... 1,200 1,038
Pennsylvania Housing Finance Agency Revenue , Series 148A , 4 .80% , 10/1/55 , Continuously
Callable @100 ..................................................... 2,000 1,934
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue , Series B , 4 .00% , 12/1/51 ,
Continuously Callable @100 ........................................... 5,645 4,921
Pennsylvania Turnpike Commission Revenue
Series 2 , 5 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,000 1,028
Series A , 4 .00% , 12/1/49 , Continuously Callable @100 ........................ 5,000 4,344
Series A-1 , 5 .00% , 12/1/46 , Continuously Callable @100 ...................... 3,000 2,985
Series A-1 , 5 .00% , 12/1/47 , Continuously Callable @100 ...................... 4,000 4,011
Series A-2 , 5 .00% , 12/1/33 , Continuously Callable @100 ...................... 1,250 1,315
Series B , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 1,500 1,293
Series B-1 , 5 .00% , 6/1/42 , Continuously Callable @100 ....................... 9,000 9,036
Reading School District, GO (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
4/1/44 , Continuously Callable @100 ..................................... 1,055 970
Scranton School District, GO (INS - Build America Mutual Assurance Co.) , Series E , 4 .00% ,
12/1/37 , Continuously Callable @100 .................................... 1,025 995
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 885 885
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 444 470
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 5,950 5,508
Series B1 , 0.00% , 6/30/44 , Continuously Callable @88 (d) ...................... 2,973 2,116
The School District of Philadelphia, GO
Series B , 5 .00% , 9/1/43 , Continuously Callable @100 ......................... 2,500 2,510
Series F , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,013
Series F , 5 .00% , 9/1/38 , Pre-refunded  9/1/26 @ 100 .......................... 10 10
Series F , 5 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,990 2,017
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.)
4 .00% , 4/15/49 , Continuously Callable @100 ............................... 750 654
5 .00% , 4/15/59 , Continuously Callable @100 ............................... 3,000 2,982
134,379
Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue , Series 85-A , 4 .70% , 4/1/55 ,
Continuously Callable @100 ........................................... 1,000 950
South Carolina (0.6%):
Charleston County Airport District Revenue AMT , Series A , 5 .25% , 7/1/54 , Continuously
Callable @100 ..................................................... 1,500 1,517
City of Rock Hill Combined Utility System Revenue , Series A , 4 .00% , 1/1/49 , Continuously
Callable @100 ..................................................... 2,500 2,178
Patriots Energy Group Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 ..... 2,000 1,728

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
South Carolina Jobs-Economic Development Authority Revenue
5 .00% , 11/15/47 , Continuously Callable @103 .............................. $ 1,850 $ 1,755
4 .00% , 4/1/54 , Continuously Callable @103 ............................... 1,165 889
5 .00% , 4/1/54 , Continuously Callable @103 ............................... 1,000 912
8,979
Tennessee (1.0%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/44 , Continuously
Callable @100 ..................................................... 2,000 1,969
Knox County Health Educational & Housing Facility Board Revenue , Series A-1 , 5 .50% ,
7/1/54 , Continuously Callable @100 ..................................... 1,000 1,022
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 5,000 4,801
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 757
Series A , 5 .00% , 10/1/45 , Continuously Callable @100 ........................ 1,500 1,383
Shelby County Health & Educational Facilities Board Revenue , Series A1 , 5 .25% , 6/1/56 ,
Continuously Callable @100 (a) ......................................... 1,000 955
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) , Continuously Callable
@100 (f) ......................................................... 5,000 5,284
Tennessee Housing Development Agency Revenue , Series 1A , 5 .05% , 7/1/55 , Continuously
Callable @100 ..................................................... 500 495
16,666
Texas (15.0%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 8/15/43 , Continuously Callable @100 ............................... 10,000 9,015
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 2,170 1,999
4 .13% , 8/15/54 , Continuously Callable @100 ............................... 500 432
4 .50% , 8/15/55 , Continuously Callable @100 ............................... 1,000 933
Series A , 5 .00% , 2/15/41 , Continuously Callable @100 ........................ 3,000 3,019
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 7,200 6,968
Bexar County Health Facilities Development Corp. Revenue
5 .00% , 7/15/42 , Continuously Callable @104 ............................... 600 552
4 .00% , 7/15/45 , Continuously Callable @100 ............................... 8,450 6,670
Capital Area Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-DBE-
8159 , 2 .30% , 3/1/41 (a) (c) ............................................. 2,500 2,500
Central Texas Regional Mobility Authority Revenue , 4 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 5,000 4,549
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.) , Series A ,
8/15/30 (b) ........................................................ 18,530 15,376
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 2/15/48 , Continuously Callable @100 ............................... 6,500 6,501
City of Corpus Christi Utility System Revenue , 4 .00% , 7/15/39 , Continuously Callable @100 5,900 5,564
City of Garland Electric Utility System Revenue , Series A , 4 .00% , 3/1/51 , Continuously
Callable @100 ..................................................... 1,000 842
City of Houston Hotel Occupancy Tax & Special Revenue , 5 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... 3,715 3,717
City of Laredo Waterworks & Sewer System Revenue , 4 .00% , 3/1/41 , Continuously Callable
@100 ........................................................... 700 643
Clifton Higher Education Finance Corp. Revenue , 4 .25% , 8/15/52 , Continuously Callable
@100 ........................................................... 1,500 1,272
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5 .00% , 8/15/39 , Continuously Callable @100 ............................... 4,250 4,255
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 11,000 9,659
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 10,000 10,004
County of Bexar Revenue
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 500 435
4 .00% , 8/15/49 , Continuously Callable @100 ............................... 1,700 1,408
Del Mar College District, GO , Series A , 5 .00% , 8/15/48 , Continuously Callable @100 ..... 6,500 6,386
El Paso County Hospital District Revenue (INS - Build America Mutual Assurance Co.) ,
4 .25% , 2/15/54 , Continuously Callable @100 ............................... 1,250 1,086
Everman Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
2/15/50 , Continuously Callable @100 .................................... 4,500 3,912
Grand Parkway Transportation Corp. Revenue , 4 .00% , 10/1/49 , Continuously Callable @100 2,000 1,717

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Greater Texas Cultural Education Facilities Finance Corp. Revenue , 4 .00% , 3/1/50 ,
Continuously Callable @100 ........................................... $ 2,000 $ 1,692
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 6,100 3,094
Harris County Hospital District Revenue , 4 .00% , 2/15/42 , Continuously Callable @100 .... 15,000 13,176
Kerrville Health Facilities Development Corp. Revenue , 5 .00% , 8/15/35 , Continuously
Callable @100 ..................................................... 1,900 1,900
Manor Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
8/1/52 , Continuously Callable @100 ..................................... 15,095 15,104
Matagorda County Navigation District No. 1 Revenue
Series B-1 , 4 .00% , 6/1/30 , Continuously Callable @100 ....................... 9,615 9,573
Series B-2 , 4 .00% , 6/1/30 , Continuously Callable @100 ....................... 6,000 6,000
Midlothian Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
2/15/47 , Continuously Callable @100 .................................... 15,000 14,985
New Hope Cultural Education Facilities Finance Corp. Revenue
4 .00% , 11/1/55 , Continuously Callable @103 ............................... 1,250 955
Series A-1 , 7 .50% , 11/15/37 ........................................... 410 295
Series A-2 , 7 .50% , 11/15/36 ........................................... 2,565 1,845
Series B , 2 .00% ( 2 .00 % PIK) , 11/15/61 , Continuously Callable @105 (e) ........... 11,050 2,053
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A1 , 5 .00% , 7/1/48 , Continuously Callable @100 .......... 1,000 994
North Texas Tollway Authority Revenue
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 3,750 3,581
Series B , 9/1/37 , Pre-refunded  9/1/31 @ 64.1040 (b) .......................... 3,000 1,550
North Texas Tollway Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 5 .00% , 1/1/48 , Continuously Callable @100 ......................... 5,000 4,998
Port of Port Arthur Navigation District Revenue
Series A , 1 .75% , 4/1/40 , Continuously Callable @100 (c) ....................... 1,500 1,500
Series B , 1 .75% , 4/1/40 , Continuously Callable @100 (c) ....................... 1,400 1,400
Series C , 2 .35% , 4/1/40 , Continuously Callable @100 (c) ....................... 880 880
Red River Education Finance Corp. Revenue
4 .00% , 6/1/41 , Continuously Callable @100 ............................... 2,000 1,657
5 .50% , 10/1/46 , Continuously Callable @100 ............................... 3,000 2,863
San Antonio Education Facilities Corp. Revenue
4 .00% , 4/1/54 , Continuously Callable @100 ............................... 1,000 744
5 .50% , 10/1/55 , Continuously Callable @100 ............................... 1,700 1,674
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/46 , Continuously Callable @100 .............................. 1,000 927
Series A , 0.00% , 11/15/45 , Continuously Callable @100 (e) ..................... 3,682 55
Series B , 0.00% , 11/15/36 , Continuously Callable @100 (e) ..................... 2,945 44
Series B , 5 .00% , 11/15/46 , Continuously Callable @100 ....................... 9,000 8,399
Texas Transportation Commission State Highway 249 System Revenue , 5 .00% , 8/1/57 ,
Continuously Callable @100 ........................................... 5,000 4,970
Uptown Development Authority Tax Allocation
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 4,365 4,370
5 .00% , 9/1/40 , Continuously Callable @100 ............................... 2,490 2,436
Series A , 5 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,645 1,580
Victory Street Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-DBE-
8158 , 2 .30% , 8/1/62 , Continuously Callable @100 (a) (c) ....................... 2,500 2,500
Waco Educational Finance Corp. Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 .... 4,000 3,365
West Harris County Regional Water Authority Revenue
4 .00% , 12/15/45 , Continuously Callable @100 .............................. 1,600 1,415
4 .00% , 12/15/49 , Continuously Callable @100 .............................. 3,945 3,372
Ysleta Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
8/15/52 , Continuously Callable @100 .................................... 5,000 4,279
239,639
Utah (0.2%):
Military Installation Development Authority Revenue
Series A-1 , 4 .00% , 6/1/41 , Continuously Callable @103 ....................... 1,500 1,296
Series A-1 , 4 .00% , 6/1/52 , Continuously Callable @103 ....................... 1,000 784
Utah Charter School Finance Authority Revenue
Series A , 5 .63% , 6/15/42 , Continuously Callable @100 (a) ...................... 500 491

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... $ 1,550 $ 1,272
3,843
Vermont (0.6%):
Vermont Economic Development Authority Revenue , 4 .00% , 5/1/45 , Continuously Callable
@103 ........................................................... 1,350 1,062
Vermont Educational & Health Buildings Financing Agency Revenue
5 .00% , 10/15/46 , Continuously Callable @100 .............................. 7,000 6,293
6 .00% , 10/1/52 , Continuously Callable @100 (a) ............................. 2,000 1,761
9,116
Virginia (0.7%):
Alexandria IDA Revenue
5 .00% , 10/1/45 , Pre-refunded 10/1/25 @ 100 ............................... 2,600 2,617
5 .00% , 10/1/50 , Pre-refunded 10/1/25 @ 100 ............................... 2,400 2,415
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A , 6 .05% , 3/1/44 , Continuously Callable @102 (e) ....................... 1,598 1,119
Series B , 6 .05% , 3/1/44 , Continuously Callable @102 ......................... 1,506 1,213
Series C , 4 .75% , 3/1/54 , Continuously Callable @100 (e) ....................... 6,327 2,657
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2023-DBE-8106 , 2 .30% , 6/1/63 , Continuously Callable @100 (a) (c) .......... 500 500
10,521
Washington (1.8%):
County of Spokane Airport Revenue AMT , Series B , 5 .25% , 1/1/54 , Continuously Callable
@100 ........................................................... 2,000 2,024
King County Public Hospital District No. 1, GO , 5 .00% , 12/1/43 , Continuously Callable @100 9,000 9,087
King County Public Hospital District No. 2, GO , Series A , 4 .00% , 12/1/45 , Continuously
Callable @100 ..................................................... 4,000 3,525
Skagit County Public Hospital District No. 1 Revenue , 5 .50% , 12/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,013
Washington Health Care Facilities Authority Revenue , 4 .00% , 7/1/42 , Continuously Callable
@100 ........................................................... 5,500 4,747
Washington Higher Education Facilities Authority Revenue , 4 .00% , 5/1/50 , Continuously
Callable @100 ..................................................... 1,250 1,052
Washington State Housing Finance Commission Revenue
5 .00% , 1/1/43 , Continuously Callable @102 (a) ............................. 3,055 2,800
6 .13% , 7/1/53 , Continuously Callable @103 (a) ............................. 2,000 2,109
Series A , 5 .00% , 7/1/48 , Continuously Callable @103 ......................... 1,100 1,077
Series A-1 , 3 .50% , 12/20/35 ........................................... 939 872
28,306
West Virginia (0.4%):
West Virginia Hospital Finance Authority Revenue
5 .00% , 1/1/43 , Continuously Callable @100 ............................... 2,000 1,940
Series A , 4 .38% , 6/1/53 , Continuously Callable @100 ......................... 3,000 2,731
Series B , 6 .00% , 9/1/53 , Continuously Callable @100 ......................... 1,750 1,841
6,512
Wisconsin (3.5%):
Public Finance Authority Revenue
5 .25% , 5/15/42 , Continuously Callable @102 (a) ............................. 2,200 2,151
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 6,000 6,032
5 .00% , 11/15/44 , Continuously Callable @103 .............................. 455 448
4 .00% , 1/1/45 , Continuously Callable @100 ............................... 1,500 1,314
5 .00% , 6/15/49 , Continuously Callable @100 (a) ............................. 520 469
5 .00% , 6/15/49 , Continuously Callable @100 ............................... 1,480 1,419
5 .00% , 11/15/49 , Continuously Callable @103 .............................. 2,400 2,263
4 .00% , 2/1/51 , Continuously Callable @100 ............................... 1,500 1,050
4 .00% , 10/1/51 , Continuously Callable @103 ............................... 2,185 1,730
4 .00% , 1/1/52 , Continuously Callable @103 ............................... 2,350 1,948
5 .13% , 4/1/52 , Continuously Callable @100 ............................... 3,000 2,773
5 .00% , 6/15/53 , Continuously Callable @100 ............................... 1,000 949
5 .00% , 2/1/54 , Continuously Callable @100 ............................... 500 462
5 .00% , 6/15/54 , Continuously Callable @100 (a) ............................. 455 398
Series A , 5 .25% , 10/1/43 , Continuously Callable @100 ........................ 3,090 2,916
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 4,740 3,994
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 11,000 9,073

Victory Portfolios III
Victory Tax Exempt Long-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 4 .00% , 7/1/51 , Continuously Callable @100 ......................... $ 1,000 $ 787
Series A , 6 .63% , 7/1/53 , Continuously Callable @103 (a) ....................... 570 592
Series A , 5 .25% , 6/15/55 , Continuously Callable @100 ........................ 500 483
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 2,250 1,584
Series A-1 , 4 .00% , 7/1/51 , Continuously Callable @100 (a) ..................... 2,870 2,288
Series B , 5 .50% , 6/15/55 , Continuously Callable @100 ........................ 375 368
Series L , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 939
Series L , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,000 927
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 ......................... 1,285 1,239
Series A , 5 .00% , 7/1/58 , Continuously Callable @100 ......................... 1,500 1,423
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 120 98
5 .00% , 3/15/50 , Continuously Callable @100 ............................... 1,175 1,121
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 500 337
4 .38% , 8/15/55 , Continuously Callable @100 ............................... 2,000 1,835
4 .00% , 1/1/57 , Continuously Callable @103 ............................... 3,000 2,270
Series B , 4 .00% , 9/15/45 , Continuously Callable @103 ........................ 475 387
56,067
Total Municipal Bonds (Cost $1,739,750)
a
a
a
1,577,643
Total Investments (Cost $1,739,750) — 98.7% 1,577,643
Other assets in excess of liabilities —  1.3% 20,159
NET ASSETS - 100.00% $ 1,597,802
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2025, the fair value of these securities was $40,984
(thousands) and amounted to 2.6% of net assets.
(b) Zero-coupon bond.
(c) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(d) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) Put Bond.
AMBAC
—
American Municipal Bond Assurance Corporation
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
PIK
—
Payment-in-Kind
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (100.9%)
Alabama (7.9%):
Black Belt Energy Gas District Revenue
4 .00% , 10/1/52 , (Put Date 12/1/26) (a) .................................... $ 3,000 $ 3,002
Series A , 5 .00% , 9/1/25 .............................................. 200 201
Series A , 5 .00% , 9/1/26 .............................................. 200 203
Series B , 5 .00% , 9/1/26 .............................................. 2,330 2,362
Series B , 5 .00% , 10/1/55 , (Put Date 9/1/32) (a) .............................. 3,585 3,739
Series C , 5 .50% , 6/1/26 .............................................. 1,000 1,016
Series C , 5 .00% , 5/1/55 , (Put Date 7/1/31) (a) ............................... 2,000 2,075
Series C-1 , 5 .25% , 6/1/25 ............................................. 600 600
Series D , 5 .00% , 11/1/26 ............................................. 1,000 1,018
Series D2 , 4 .32% ( SOFR + 140 bps ) , 7/1/52 , (Put Date 6/1/27) (a) (b) ................ 3,300 3,335
Chatom Industrial Development Board Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 8/1/30 ..................................................... 1,275 1,381
Energy Southeast A Cooperative District Revenue
Series B , 5 .00% , 12/1/26 ............................................. 250 255
Series B , 5 .00% , 6/1/27 .............................................. 200 205
Series B , 5 .00% , 12/1/27 ............................................. 250 258
Selma Industrial Development Board Revenue
1 .38% , 5/1/34 , (Put Date 6/16/25) (a) ..................................... 5,875 5,868
Series A , 3 .45% , 11/1/33 , (Put Date 10/1/31) (a) ............................. 4,525 4,410
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .00% , 7/1/25 .............................................. 640 640
Series A , 5 .00% , 7/1/26 .............................................. 1,755 1,776
Series A , 5 .00% , 11/1/26 .............................................. 2,060 2,085
Series A , 5 .00% , 11/1/27 .............................................. 1,975 2,013
Series A , 5 .00% , 6/1/31 .............................................. 325 337
Series A , 5 .00% , 11/1/33 .............................................. 2,070 2,117
Series B , 5 .25% , 3/1/55 , (Put Date 1/1/33) , Continuously Callable @100 (a) ......... 9,950 10,310
Series C , 5 .00% , 10/1/55 , (Put Date 11/1/32) (a) ............................. 1,500 1,573
50,779
Arizona (1.3%):
Arizona IDA Revenue
3 .00% , 12/15/31 , Continuously Callable @100 (c) ............................ 415 383
Series B , 4 .00% , 7/1/31 .............................................. 250 253
Chandler IDA Revenue AMT , 4 .00% , 6/1/49 , (Put Date 6/1/29) (a) .................... 2,500 2,480
Maricopa County IDA Revenue
4 .00% , 7/1/29 (c) ................................................... 750 745
3 .00% , 7/1/31 (c) ................................................... 500 481
Sierra Vista IDA Revenue , 5 .00% , 6/15/34 , Continuously Callable @100 (c) ............. 1,250 1,294
Tempe IDA Revenue
Series A , 4 .00% , 12/1/26 ............................................. 240 239
Series A , 4 .00% , 12/1/27 ............................................. 355 351
Series A , 4 .00% , 12/1/28 ............................................. 365 359
Series A , 4 .00% , 12/1/29 ............................................. 380 371
Series A , 4 .00% , 12/1/30 , Continuously Callable @102 ........................ 495 483
Series A , 4 .00% , 12/1/31 , Continuously Callable @102 ........................ 465 452
The County of Pima IDA Revenue , Series A , 5 .75% , 11/15/25 (c) ..................... 660 664
8,555
Arkansas (1.0%):
Arkansas Development Finance Authority Revenue
5 .00% , 9/1/30 ..................................................... 1,180 1,245
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,200 1,262
5 .00% , 9/1/44 , (Put Date 9/1/27) (a) ...................................... 4,000 4,104
6,611
California (4.2%):
California Community Choice Financing Authority Revenue
Series B , 5 .00% , 1/1/55 , (Put Date 12/1/32) (a) .............................. 4,000 4,109
Series C , 5 .00% , 8/1/55 , (Put Date 10/1/32) (a) .............................. 5,000 5,218
Series G , 5 .00% , 11/1/55 , (Put Date 8/1/32) (a) .............................. 2,500 2,571
California County Tobacco Securitization Agency Revenue , Series A , 5 .00% , 6/1/30 ....... 200 214
California Health Facilities Financing Authority Revenue , Series A , 3 .85% , 11/15/27 ...... 1,500 1,492

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
California Municipal Finance Authority Revenue (LIQ - Deutsche Bank A.G.) , Series 2024-
DBE-8152 , 2 .25% , 7/1/54 , Continuously Callable @100 (c) (d) ................... $ 1,000 $ 1,000
California Municipal Finance Authority Revenue AMT
Series A , 3 .75% , 7/1/41 , (Put Date 10/1/25) (a) .............................. 2,500 2,469
Series A , 3 .95% , 11/1/46 , (Put Date 9/1/25) (a) .............................. 2,500 2,500
California Pollution Control Financing Authority Revenue AMT , 3 .70% , 7/1/43 , (Put Date
8/15/25) (a) (c) ..................................................... 1,500 1,498
California School Finance Authority Revenue , 4 .40% , 12/1/26 (c) ..................... 1,000 1,006
City of Los Angeles Department of Airports Revenue AMT , Series F , 5 .00% , 5/15/33 ...... 2,030 2,163
Newman-Crows Landing Unified School District, GO , 8/1/25 ....................... 1,000 995
Sierra View Local Health Care District Revenue
5 .00% , 7/1/27 ..................................................... 315 328
5 .00% , 7/1/28 ..................................................... 330 349
5 .00% , 7/1/29 ..................................................... 315 338
5 .00% , 7/1/30 ..................................................... 310 337
Southern California Public Power Authority Revenue , Series A , 5 .00% , 9/1/26 ........... 235 238
26,825
Colorado (0.5%):
Colorado Health Facilities Authority Revenue
5 .00% , 11/1/25 ..................................................... 350 353
Series A , 5 .00% , 8/1/29 .............................................. 500 528
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 1,950 2,058
Southlands Metropolitan District No. 1, GO , Series A-1 , 3 .50% , 12/1/27 ................ 600 593
3,532
Connecticut (2.4%):
City of Bridgeport, GO , Series B , 5 .00% , 8/15/26 ................................ 3,450 3,527
City of New Haven, GO
Series A , 5 .00% , 8/1/25 .............................................. 580 581
Series A , 5 .00% , 8/1/26 .............................................. 580 590
Series A , 5 .00% , 8/1/27 .............................................. 1,000 1,029
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 2/1/27 .............................................. 600 619
Series B , 5 .00% , 2/1/28 .............................................. 525 550
Series B , 5 .00% , 2/1/29 .............................................. 550 586
City of West Haven, GO , Series A , 5 .00% , 11/1/27 ............................... 650 671
Connecticut State Health & Educational Facilities Authority Revenue , Series B-2 , 5 .00% ,
7/1/53 , (Put Date 1/1/27) (a) ........................................... 3,000 3,083
Connecticut State Higher Education Supplement Loan Authority Revenue AMT , Series B-2 ,
5 .00% , 11/15/45 , (Put Date 5/14/26) (a) ................................... 2,725 2,750
Stamford Housing Authority Revenue , Series C , 4 .75% , 10/1/32 ..................... 1,500 1,482
15,468
District of Columbia (0.8%):
Deutsche Bank Spears/Lifers Trust Revenue , Series 8178 , 2 .30% , 5/1/30 (c) (d) ........... 5,000 5,000
Florida (2.4%):
Alachua County Health Facilities Authority Revenue , 5 .00% , 12/1/37 , (Put Date 12/1/26) (a) . 3,000 3,029
Capital Trust Agency, Inc. Revenue , 4 .00% , 8/1/30 ............................... 160 161
Capital Trust Authority Revenue , Series A , 4 .25% , 12/15/34 0 (a) ..................... 3,000 2,937
City of Pompano Beach Revenue , 3 .50% , 9/1/30 , Continuously Callable @103 ........... 3,590 3,447
City of Venice Revenue
Series B-1 , 4 .63% , 1/1/30 , Continuously Callable @100 (c) ..................... 750 744
Series B-2 , 4 .50% , 1/1/30 , Continuously Callable @100 (c) ..................... 575 567
County of Escambia Revenue , Series B , 3 .45% , 11/1/33 , (Put Date 10/1/31) (a) ........... 1,500 1,482
Florida Development Finance Corp. Revenue
Series A , 5 .00% , 6/15/27 ............................................. 390 403
Series A , 5 .00% , 6/15/28 , Continuously Callable @100 ........................ 410 423
Series A , 5 .00% , 6/15/29 , Continuously Callable @100 ........................ 360 372
Series A , 5 .00% , 6/15/30 , Continuously Callable @100 ........................ 475 490
Florida Higher Educational Facilities Financial Authority Revenue , 5 .00% , 10/1/25 ........ 445 447
Lee County IDA Revenue , Series B-1 , 4 .75% , 11/15/29 , Continuously Callable @100 ...... 1,000 1,004
15,506
Georgia (7.2%):
George L Smith II Congress Center Authority Revenue , 2 .38% , 1/1/31 ................. 1,000 913

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Main Street Natural Gas, Inc. Revenue
Series A , 5 .00% , 5/15/28 ............................................. $ 1,000 $ 1,033
Series A , 5 .00% , 5/15/29 ............................................. 1,775 1,847
Series B , 5 .00% , 12/1/52 , (Put Date 6/1/29) (a) .............................. 6,000 6,212
Series C , 5 .00% , 12/1/25 ............................................. 1,000 1,006
Series C , 5 .00% , 12/1/54 , (Put Date 12/1/31) (a) ............................. 12,500 13,027
Series D , 5 .00% , 5/1/54 , (Put Date 12/1/30) , Continuously Callable @100 (a) ........ 2,000 2,084
The Burke County Development Authority Revenue
2 .88% , 12/1/49 , (Put Date 8/19/25) (a) .................................... 1,775 1,770
Series 4 , 3 .80% , 10/1/32 , (Put Date 5/21/26) (a) .............................. 1,000 1,002
The Burke County Development Authority Revenue (NBGA - Southern Co.) , Series GA ,
1 .55% , 11/1/52 , Continuously Callable @100 (d) ............................. 11,300 11,300
The Cobb County Development Authority Revenue , Series A , 2 .25% , 4/1/33 , (Put Date
10/1/29) (a) ....................................................... 5,000 4,609
The Monroe County Development Authority Revenue , 3 .88% , 6/1/42 , (Put Date 3/6/26) (a) .. 1,500 1,503
46,306
Illinois (8.8%):
Chicago Board of Education, GO
Series A , 4 .00% , 12/1/27 ............................................. 1,400 1,389
Series B , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 1,000 1,015
Chicago Park District, GO
Series F-2 , 5 .00% , 1/1/27 ............................................. 600 616
Series F-2 , 5 .00% , 1/1/28 ............................................. 1,000 1,042
Series F-2 , 5 .00% , 1/1/29 ............................................. 1,000 1,056
Series F-2 , 5 .00% , 1/1/30 ............................................. 1,305 1,396
Series F-2 , 5 .00% , 1/1/31 , Continuously Callable @100 ....................... 2,115 2,254
Series F-2 , 5 .00% , 1/1/32 , Continuously Callable @100 ....................... 1,750 1,859
Chicago Park District, GO (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
1/1/31 , Continuously Callable @100 ..................................... 750 765
Chicago Transit Authority Capital Grant Receipts Revenue
5 .00% , 6/1/25 ..................................................... 1,720 1,720
5 .00% , 6/1/26 ..................................................... 1,000 1,015
City of Chicago Lakeshore East Special Assessment
2 .53% , 12/1/25 (c) .................................................. 328 325
2 .69% , 12/1/26 (c) .................................................. 305 297
2 .87% , 12/1/27 (c) .................................................. 255 245
City of Chicago Waterworks Revenue
5 .00% , 11/1/25 ..................................................... 4,000 4,028
5 .00% , 11/1/26 ..................................................... 1,000 1,025
Series A-1 , 5 .00% , 11/1/25 ............................................ 2,000 2,014
Series A-1 , 4 .00% , 11/1/26 ............................................ 2,500 2,527
Illinois Development Finance Authority Revenue AMT , Series A , 4 .25% , 11/1/44 , (Put Date
11/3/25) (a) ....................................................... 2,000 1,998
Illinois Finance Authority Revenue
5 .00% , 10/1/29 .................................................... 500 525
5 .00% , 10/1/30 .................................................... 250 264
Series B , 5 .00% , 10/1/34 (c) ........................................... 900 911
Series B , 2 .67% ( MUNIPSA + 70 bps ) , 5/1/42 , (Put Date 5/1/26) (a) (b) .............. 2,250 2,243
Series B-1 , 5 .00% , 8/15/43 , (Put Date 8/15/30) (a) ............................ 3,000 3,191
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
5 .00% , 10/1/30 .................................................... 325 344
5 .00% , 10/1/31 , Continuously Callable @100 ............................... 450 477
Series B , 5 .00% , 4/1/30 .............................................. 250 263
Sales Tax Securitization Corp. Revenue , Series A , 5 .00% , 1/1/30 ..................... 2,000 2,136
State of Illinois, GO
Series A , 5 .00% , 11/1/25 .............................................. 5,000 5,034
Series C , 5 .00% , 11/1/29 , Continuously Callable @100 ........................ 8,985 9,281
The Illinois Sports Facilities Authority Revenue
5 .00% , 6/15/28 .................................................... 1,000 1,040
5 .00% , 6/15/30 .................................................... 1,500 1,584
5 .00% , 6/15/31 .................................................... 575 612
5 .00% , 6/15/32 , Continuously Callable @100 ............................... 480 508

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 4/1/29 ..................................................... $ 750 $ 760
4 .00% , 4/1/30 ..................................................... 750 761
56,520
Indiana (2.0%):
City of Rockport Revenue
Series A , 3 .13% , 7/1/25 .............................................. 1,500 1,499
Series A , 3 .70% , 6/1/47 , (Put Date 6/1/29) (a) ............................... 2,000 2,010
Indiana Bond Bank Revenue
1/15/27 (e) ........................................................ 1,280 1,218
1/15/28 (e) ........................................................ 1,100 1,013
1/15/29 (e) ........................................................ 565 502
7/15/29 , Continuously Callable @99 (e) ................................... 730 606
Indiana Finance Authority Revenue
5 .00% , 4/1/26 ..................................................... 790 797
5 .00% , 4/1/27 ..................................................... 830 843
5 .00% , 4/1/28 ..................................................... 870 888
5 .00% , 4/1/29 ..................................................... 1,180 1,208
Indiana Finance Authority Revenue AMT , Series A , 3 .95% , 5/1/28 , (Put Date 9/2/25) (a) .... 1,000 1,000
Indianapolis Local Public Improvement Bond Bank Revenue AMT , Series B2 , 5 .00% , 1/1/33 1,500 1,598
13,182
Kentucky (8.2%):
City of Ashland Revenue
5 .00% , 2/1/28 ..................................................... 1,775 1,853
5 .00% , 2/1/30 ..................................................... 740 791
County of Carroll Revenue , 1 .55% , 9/1/42 ..................................... 5,000 4,873
County of Owen Revenue
Series A , 2 .45% , 6/1/39 , (Put Date 10/1/29) (a) .............................. 10,000 9,499
Series B , 2 .45% , 9/1/39 , (Put Date 10/1/29) (a) .............................. 5,000 4,647
Kentucky Economic Development Finance Authority Revenue , 4 .50% , 10/1/27 , Continuously
Callable @100 ..................................................... 5,000 5,002
Kentucky Public Energy Authority Revenue
Series A , 5 .00% , 7/1/25 .............................................. 375 375
Series A , 5 .00% , 5/1/55 , (Put Date 7/1/30) (a) ............................... 1,000 1,038
Series A , 5 .25% , 6/1/55 , (Put Date 12/1/29) (a) .............................. 5,000 5,247
Series B , 5 .00% , 8/1/25 .............................................. 500 501
Series B , 5 .00% , 2/1/26 .............................................. 275 277
Series B , 5 .00% , 1/1/55 , (Put Date 8/1/32) , Continuously Callable @100 (a) ......... 1,000 1,053
Series C , 4 .00% , 2/1/50 , (Put Date 2/1/28) (a) ............................... 3,370 3,378
Series C-1 , 4 .00% , 12/1/49 , (Put Date 6/1/25) (a) ............................. 10,000 10,000
Louisville/Jefferson County Metropolitan Government Revenue , Series D , 5 .00% , 10/1/47 , (Put
Date 10/1/29) (a) .................................................... 4,000 4,240
52,774
Louisiana (0.7%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , Series A , 2 .00% , 6/1/30 , Continuously Callable @100 ................. 1,000 915
Tangipahoa Parish Hospital Service District No. 1 Revenue , 5 .00% , 2/1/32 , Continuously
Callable @100 ..................................................... 3,470 3,647
4,562
Maryland (1.9%):
Maryland Economic Development Corp. Revenue
Series A , 5 .00% , 6/1/25 .............................................. 1,500 1,500
Series A , 5 .00% , 6/1/26 .............................................. 2,000 2,031
Series A , 5 .00% , 6/1/27 .............................................. 1,340 1,380
Maryland Health & Higher Educational Facilities Authority Revenue
5 .00% , 7/1/28 ..................................................... 1,910 1,993
5 .00% , 7/1/29 ..................................................... 1,130 1,188
5 .00% , 7/1/30 ..................................................... 1,000 1,058
Town of Chestertown Revenue
Series A , 5 .00% , 3/1/31 .............................................. 1,475 1,538
Series A , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 1,550 1,609
12,297

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Massachusetts (1.3%):
Massachusetts Development Finance Agency Revenue
5 .00% , 7/1/25 ..................................................... $ 1,250 $ 1,252
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,425 1,442
Series B , 5 .00% , 8/15/55 , (Put Date 8/15/31) , Continuously Callable @100 (a) ....... 1,000 1,071
Series S , 5 .00% , 7/15/26 .............................................. 310 317
Series S , 5 .00% , 7/15/28 .............................................. 340 361
Series S , 5 .00% , 7/15/30 .............................................. 640 701
Series T1 , 2 .57% ( MUNIPSA + 60 bps ) , 7/1/49 , (Put Date 1/29/26) , Continuously Callable
@100 (a) (b) (c) ..................................................... 2,500 2,495
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 5 .00% , 10/1/30 ........................................ 975 1,037
8,676
Michigan (1.8%):
Flint Hospital Building Authority Revenue
5 .00% , 7/1/29 ..................................................... 1,995 2,025
5 .00% , 7/1/30 ..................................................... 2,290 2,320
Michigan Finance Authority Revenue
4 .00% , 2/1/27 ..................................................... 95 94
4 .00% , 2/1/32 ..................................................... 285 269
Michigan Strategic Fund Revenue AMT , 4 .13% , 8/1/27 ............................ 5,000 4,960
Summit Academy North Revenue
2 .25% , 11/1/26 ..................................................... 550 538
4 .00% , 11/1/31 , Continuously Callable @103 ............................... 1,565 1,516
11,722
Minnesota (0.1%):
Sanford Canby Community Hospital District No. 1 Revenue , 2 .97% , 11/1/26 , Continuously
Callable @100 (d) ................................................... 475 475
Mississippi (0.6%):
Mississippi Business Finance Corp. Revenue , 3 .20% , 9/1/28 , Continuously Callable @100 .. 4,000 3,955
Missouri (0.1%):
Health & Educational Facilities Authority of the State of Missouri Revenue
4 .00% , 8/1/26 ..................................................... 205 205
4 .00% , 8/1/28 ..................................................... 415 411
4 .00% , 8/1/30 ..................................................... 295 289
905
Nebraska (1.0%):
Central Plains Energy Project Revenue , Series 1 , 5 .00% , 5/1/53 , (Put Date 10/1/29) ,
Continuously Callable @100 (a) ......................................... 6,000 6,222
Nevada (0.7%):
County of Clark Revenue , Series R , 3 .75% , 1/1/36 , (Put Date 3/31/26) (a) ............... 2,500 2,497
State of Nevada Department of Business & Industry Revenue AMT , 3 .95% , 12/1/26 , (Put Date
12/1/25) (a) (c) ..................................................... 1,800 1,800
4,297
New Hampshire (0.2%):
New Hampshire Business Finance Authority Revenue
5 .00% , 12/1/28 , Continuously Callable @100 (c) ............................. 1,000 990
4 .00% , 1/1/30 , Continuously Callable @103 ............................... 280 277
4 .00% , 1/1/31 , Continuously Callable @103 ............................... 295 289
1,556
New Jersey (1.1%):
New Jersey Higher Education Student Assistance Authority Revenue AMT
Series 1-B , 5 .00% , 12/1/29 ............................................ 2,000 2,078
Series 2 , 5 .00% , 12/1/56 , (Put Date 6/2/26) (a) .............................. 5,000 5,062
7,140
New Mexico (1.8%):
City of Farmington Revenue
Series A , 2 .15% , 4/1/33 , Continuously Callable @101 ......................... 5,000 4,118
Series C , 3 .88% , 6/1/40 , (Put Date 6/1/29) (a) ............................... 1,000 1,004
Series E , 3 .88% , 6/1/40 , (Put Date 6/1/29) (a) ............................... 600 603
New Mexico Hospital Equipment Loan Council Revenue
5 .00% , 6/1/27 ..................................................... 770 785

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 6/1/28 ..................................................... $ 780 $ 799
5 .00% , 6/1/29 ..................................................... 835 858
5 .00% , 6/1/30 ..................................................... 525 540
5 .00% , 6/1/31 , Continuously Callable @100 ............................... 690 714
Village of Los Ranchos de Albuquerque Revenue
5 .00% , 9/1/28 ..................................................... 840 885
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 300 323
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 3 .75% ,
5/1/28 (c) ......................................................... 702 692
11,321
New York (13.1%):
Build NYC Resource Corp. Revenue , Series A , 3 .40% , 7/1/27 ....................... 185 185
City of Cortland, GO , 4 .50% , 5/15/26 ........................................ 7,500 7,563
City of Dunkirk, GO , 7 .50% , 7/24/25 (c) ....................................... 5,000 5,004
City of Mount Vernon, GO
4 .75% , 12/23/25 .................................................... 6,500 6,506
5 .00% , 5/29/26 (c) .................................................. 2,200 2,225
City of Poughkeepsie, GO , 4 .00% , 4/15/26 ..................................... 230 231
Long Island Power Authority Revenue , Series C , 2 .42% ( MUNIPSA + 45 bps ) , 9/1/38 , (Put Date
9/1/25) (a) (b) ...................................................... 10,500 10,444
Metropolitan Transportation Authority Revenue
Series A-2 , 5 .00% , 11/15/45 , (Put Date 5/15/30) (a) ........................... 1,830 1,968
Series A3 , 3 .57% ( SOFR + 65 bps ) , 11/15/42 , (Put Date 4/1/26) (a) (b) ............... 10,000 9,898
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series 2 , 3 .72% ( SOFR + 80 bps ) , 11/1/32 , (Put Date 4/1/26) (a) (b) ................. 2,000 1,993
Mount Vernon City School District, GO , 5 .00% , 6/30/25 ........................... 10,000 9,999
New York Liberty Development Corp. Revenue
2 .63% , 9/15/69 , Continuously Callable @100 ............................... 1,650 1,457
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 14,950 13,776
Series A , 1 .90% , 11/15/31 , Continuously Callable @100 ....................... 2,000 1,737
New York State Dormitory Authority Revenue , 5 .00% , 12/1/25 (c) .................... 1,200 1,202
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-
8105 , 2 .30% , 8/1/50 , Continuously Callable @100 (c) (d) ....................... 9 9
Troy Capital Resource Corp. Revenue
5 .00% , 8/1/26 , Continuously Callable @100 ............................... 1,050 1,059
5 .00% , 9/1/27 ..................................................... 1,250 1,293
Village of Sylvan Beach, GO , 5 .75% , 1/15/26 , Continuously Callable @100 ............. 6,500 6,501
Village of Washingtonville, GO , 6 .25% , 6/26/25 ................................. 1,300 1,302
84,352
North Carolina (1.2%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue
3 .45% , 11/1/33 , (Put Date 10/1/31) (a) .................................... 1,100 1,072
Series A , 1 .38% , 5/1/34 , (Put Date 6/16/25) (a) .............................. 2,000 1,997
North Carolina Medical Care Commission Revenue
Series A , 4 .00% , 10/1/27 ............................................. 600 601
Series B-1 , 2 .55% , 9/1/26 , Continuously Callable @100 ....................... 1,575 1,565
Series B-1 , 4 .25% , 10/1/28 , Continuously Callable @100 ...................... 250 251
Series B-1 , 4 .75% , 9/1/29 , Continuously Callable @100 ....................... 410 410
Series B2 , 2 .30% , 9/1/25 , Continuously Callable @100 ........................ 1,250 1,243
Series B-2 , 4 .50% , 9/1/29 , Continuously Callable @100 ....................... 625 619
7,758
North Dakota (0.4%):
City of Grand Forks Revenue
5 .00% , 12/1/31 .................................................... 1,200 1,256
5 .00% , 12/1/32 , Continuously Callable @100 ............................... 1,300 1,354
2,610
Ohio (2.0%):
Akron Bath Copley Joint Township Hospital District Revenue
5 .00% , 11/15/29 .................................................... 275 288
5 .00% , 11/15/30 .................................................... 350 369
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 300 315
Cleveland-Cuyahoga County Port Authority Revenue , Series A , 5 .25% , 1/1/34 , Continuously
Callable @102 (c) ................................................... 500 501

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
County of Allen Hospital Facilities Revenue , 5 .00% , 12/1/30 , Continuously Callable @100 .. $ 2,000 $ 2,153
County of Hamilton Revenue , 5 .00% , 9/15/29 .................................. 1,345 1,392
Ohio Air Quality Development Authority Revenue , Series B , 2 .40% , 12/1/38 , (Put Date
10/1/29) (a) ....................................................... 3,250 3,106
Ohio Air Quality Development Authority Revenue AMT , Series A , 3 .75% , 1/1/29 ......... 1,000 988
Southeastern Ohio Port Authority Revenue , 5 .00% , 12/1/25 , Continuously Callable @100 ... 1,000 1,000
State of Ohio Revenue
5 .00% , 11/15/27 .................................................... 425 440
5 .00% , 11/15/30 .................................................... 710 750
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 465 489
Series A , 5 .00% , 1/15/30 ............................................. 1,000 1,072
12,863
Oklahoma (0.9%):
Muskogee Industrial Trust Revenue , 4 .00% , 9/1/28 ............................... 5,000 5,043
Oklahoma Development Finance Authority Revenue , Series B , 5 .00% , 8/15/25 ........... 550 551
5,594
Oregon (1.1%):
County of Gilliam Revenue AMT , Series A , 4 .25% , 7/1/38 , (Put Date 7/2/29) (a) .......... 6,250 6,248
Oregon State Facilities Authority Revenue
Series A , 5 .00% , 10/1/28 ............................................. 150 156
Series A , 5 .00% , 10/1/29 ............................................. 300 315
Series A , 5 .00% , 10/1/30 ............................................. 300 317
7,036
Pennsylvania (5.5%):
Chester County IDA Revenue , 5 .00% , 3/1/27 , Continuously Callable @100 ............. 3,375 3,415
Clairton Municipal Authority Revenue
Series A , 4 .00% , 12/1/29 ............................................. 860 863
Series B , 5 .00% , 12/1/25 ............................................. 650 654
Series B , 5 .00% , 12/1/26 ............................................. 675 686
Coatesville School District, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 8/1/25 .. 800 802
Commonwealth Financing Authority Revenue , 5 .00% , 6/1/26 ....................... 2,000 2,034
County of Lehigh Revenue
5 .00% , 7/1/28 ..................................................... 1,750 1,834
5 .00% , 7/1/29 ..................................................... 2,000 2,122
Delaware County Authority Revenue
5 .00% , 10/1/25 .................................................... 525 526
5 .00% , 10/1/30 .................................................... 1,200 1,230
Latrobe IDA Revenue
5 .00% , 3/1/28 ..................................................... 135 139
5 .00% , 3/1/29 ..................................................... 175 182
5 .00% , 3/1/30 ..................................................... 150 157
5 .00% , 3/1/31 ..................................................... 175 183
Luzerne County IDA Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 12/15/25 .................................................... 550 556
5 .00% , 12/15/26 , Continuously Callable @100 .............................. 500 505
5 .00% , 12/15/27 , Continuously Callable @100 .............................. 1,000 1,009
Pennsylvania Economic Development Financing Authority Revenue AMT
Series A , 4 .25% , 4/1/34 , (Put Date 7/15/25) (a) .............................. 5,000 4,996
Series A , 4 .25% , 8/1/37 , (Put Date 8/1/25) (a) ............................... 3,000 3,002
Pennsylvania Higher Education Assistance Agency Revenue AMT , Series 1A , 5 .00% , 6/1/30 . 500 522
Pennsylvania Turnpike Commission Registration Fee Revenue , 2 .82% ( MUNIPSA + 85 bps ) ,
7/15/41 , (Put Date 7/15/26) (a) (b) ........................................ 2,500 2,489
Philadelphia IDA Revenue
5 .00% , 6/15/28 (c) .................................................. 210 214
5 .00% , 6/15/29 , Continuously Callable @100 (c) ............................. 220 224
5 .00% , 6/15/30 , Continuously Callable @100 (c) ............................. 145 147
Series DB-8161 , 2 .30% , 7/1/61 , Callable 8/6/25 @ 100 (c) (d) .................... 5,000 5,000
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 177 177
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 89 94
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 1,190 1,101
Series B1 , 0.00% , 6/30/44 , Continuously Callable @88 (f) ...................... 595 424
35,287

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
South Carolina (0.3%):
Piedmont Municipal Power Agency Revenue , Series D , 4 .00% , 1/1/32 , Continuously Callable
@100 ........................................................... $ 2,220 $ 2,255
South Dakota (0.2%):
South Dakota Health & Educational Facilities Authority Revenue
2 .97% , 11/1/25 , Continuously Callable @100 (d) ............................. 330 330
2 .97% , 11/1/27 , Continuously Callable @100 (d) ............................. 900 900
1,230
Tennessee (1.8%):
Lewisburg Industrial Development Board Revenue AMT , 4 .10% , 7/2/35 , (Put Date 8/1/25) (a) 1,500 1,499
Tennergy Corp. Revenue
Series A , 5 .25% , 12/1/25 ............................................. 550 553
Series A , 4 .00% , 12/1/51 , (Put Date 9/1/28) (a) .............................. 4,130 4,143
Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) , Continuously Callable @100 (a) ....... 5,000 5,284
11,479
Texas (11.7%):
City of Dallas Housing Finance Corp. Revenue , 5 .00% , 7/1/26 , (Put Date 12/1/25) (a) ...... 2,750 2,771
City of Galveston Wharves & Terminal Revenue AMT
Series A , 5 .00% , 8/1/26 .............................................. 250 253
Series A , 5 .00% , 8/1/27 .............................................. 280 286
Series A , 5 .00% , 8/1/28 .............................................. 230 237
Series A , 5 .00% , 8/1/29 .............................................. 250 259
Series A , 5 .00% , 8/1/30 .............................................. 345 359
Series A , 5 .00% , 8/1/31 .............................................. 660 688
City of San Antonio Electric & Gas Systems Revenue , 2 .84% ( MUNIPSA + 87 bps ) , 2/1/48 , (Put
Date 12/1/25) (a) (b) ................................................. 5,000 4,983
County of Wise Revenue
5 .00% , 8/15/29 .................................................... 880 912
5 .00% , 8/15/31 .................................................... 680 712
5 .00% , 8/15/32 , Continuously Callable @100 ............................... 450 469
5 .00% , 8/15/33 , Continuously Callable @100 ............................... 930 961
Harris County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 7/1/49 , (Put Date 12/1/26) (a) ..................................... 1,400 1,435
Series A , 5 .00% , 11/15/54 , (Put Date 5/15/32) (a) ............................ 2,000 2,124
Houston Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2024-DBE-
8153 , 2 .30% , 3/1/60 , Continuously Callable @100 (c) (d) ....................... 5,880 5,880
Martin County Hospital District, GO
4 .00% , 4/1/27 ..................................................... 300 304
4 .00% , 4/1/29 ..................................................... 405 416
4 .00% , 4/1/32 , Continuously Callable @100 ............................... 350 358
Mission Economic Development Corp. Revenue AMT
4 .10% , 1/1/26 , (Put Date 8/1/25) (a) ...................................... 1,250 1,249
5 .00% , 12/1/64 , (Put Date 6/1/30) (a) ..................................... 800 814
Series A , 3 .95% , 5/1/46 , (Put Date 9/2/25) (a) ............................... 1,250 1,250
Series B , 3 .95% , 7/1/40 , (Put Date 9/1/25) (a) ............................... 1,750 1,750
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A , 5 .00% , 7/1/23 (g) ............................................ 1,087 1,033
Series A , 5 .00% , 7/1/24 (g) ............................................ 2,300 2,185
Series A , 5 .00% , 7/1/25 (g) ............................................ 2,135 2,028
Series B2 , 4 .63% , 10/1/30 , Continuously Callable @100 ....................... 1,000 977
Series B3 , 4 .25% , 10/1/30 , Continuously Callable @100 ....................... 1,000 985
Port of Port Arthur Navigation District Revenue
Series A , 1 .75% , 4/1/40 , Continuously Callable @100 (d) ...................... 9,500 9,500
Series B , 1 .75% , 4/1/40 , Continuously Callable @100 (d) ...................... 15,975 15,975
Series C , 2 .35% , 4/1/40 , Continuously Callable @100 (d) ...................... 6,655 6,655
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/27 .......... 2,000 2,052
Texas Municipal Gas Acquisition & Supply Corp. V Revenue
5 .00% , 1/1/26 ..................................................... 450 454
5 .00% , 1/1/55 , (Put Date 1/1/34) (a) ...................................... 2,000 2,108
Texas Private Activity Bond Surface Transportation Corp. Revenue , 4 .00% , 6/30/31 ,
Continuously Callable @100 ........................................... 2,355 2,363

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Victory Street Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-DBE-
8158 , 2 .30% , 8/1/62 , Continuously Callable @100 (c) (d) ....................... $ 600 $ 600
75,385
Vermont (0.3%):
Vermont Economic Development Authority Revenue
4 .00% , 5/1/29 , Continuously Callable @103 ............................... 445 432
4 .00% , 5/1/30 , Continuously Callable @103 ............................... 230 221
Vermont Educational & Health Buildings Financing Agency Revenue , 5 .00% , 10/15/26 ..... 1,000 1,006
1,659
Virginia (1.9%):
James City County Economic Development Authority Revenue
Series A , 4 .00% , 12/1/30 , Continuously Callable @103 ........................ 220 213
Series C3 , 5 .25% , 12/1/27 , Continuously Callable @100 ....................... 1,000 1,001
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2023-DBE-8106 , 2 .30% , 6/1/63 , Continuously Callable @100 (c) (d) .......... 3,255 3,255
Marquis Community Development Authority of York County Revenue , 1 .50% , 9/1/45 (c) (g) .. 1,074 401
Marquis Community Development Authority of York County Tax Allocation
Series A , 1 .02% , 9/1/36 (g) ............................................ 3,506 1,310
Series C , 9/1/41 (e) .................................................. 5,111 5
Prince William County IDA Revenue , 5 .00% , 1/1/31 , Continuously Callable @102 ........ 1,700 1,700
Virginia Housing Development Authority Revenue , Series F , 3 .63% , 7/1/55 , (Put Date
4/1/26) (a) ........................................................ 1,355 1,354
Virginia Small Business Financing Authority Revenue , Series A , 5 .00% , 1/1/30 .......... 1,250 1,317
Virginia Small Business Financing Authority Revenue AMT , 4 .00% , 11/1/52 , (Put Date
11/20/25) (a) ....................................................... 1,500 1,501
12,057
Washington (0.9%):
Washington Health Care Facilities Authority Revenue
5 .00% , 8/15/26 .................................................... 2,000 2,025
5 .00% , 8/15/27 .................................................... 2,175 2,216
Series B-3 , 5 .00% , 8/1/49 , Continuously Callable @100 ....................... 1,000 1,006
Washington State Housing Finance Commission Revenue
Series A , 5 .00% , 7/1/25 .............................................. 345 345
Series A , 5 .00% , 7/1/26 .............................................. 290 294
5,886
Wisconsin (1.6%):
Public Finance Authority Revenue
4 .00% , 3/1/26 (c) ................................................... 1,510 1,503
4 .00% , 3/1/27 (c) ................................................... 795 784
4 .00% , 3/1/28 (c) ................................................... 840 819
3 .25% , 1/1/30 ..................................................... 1,795 1,679
5 .00% , 4/1/30 (c) ................................................... 500 506
Series A , 5 .00% , 6/1/30 .............................................. 750 768
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/26 ..................................................... 345 345
4 .00% , 3/15/30 .................................................... 400 405
Series B , 4 .00% , 9/15/26 ............................................. 110 110
Series B , 4 .00% , 9/15/27 ............................................. 140 141
Series B , 4 .00% , 9/15/28 , Continuously Callable @103 ........................ 200 199
Series B , 4 .00% , 9/15/29 , Continuously Callable @103 ........................ 305 302
Series B , 4 .00% , 9/15/30 , Continuously Callable @103 ........................ 320 315
Series B , 4 .00% , 9/15/31 , Continuously Callable @103 ........................ 315 308
Series B-2 , 5 .00% , 2/15/51 , (Put Date 2/15/27) (a) ............................ 2,000 2,034
10,218
Total Municipal Bonds (Cost $668,117)
a
a
a
649,855
Total Investments (Cost $668,117) — 100.9% 649,855
Liabilities in excess of other assets —  (0.9)% (6,093)
NET ASSETS - 100.00% $ 643,762
(a) Put Bond.
(b) Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2025.

Victory Portfolios III
Victory Tax Exempt Short-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2025, the fair value of these securities was $49,411
(thousands) and amounted to 7.7% of net assets.
(d) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e) Zero-coupon bond.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
May 31, 2025
Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.8%)
Virginia (89.8%):
Alexandria IDA Revenue , Series C , 4 .00% , 1/1/46 , Continuously Callable @100 ......... $ 2,400 $ 2,138
Amherst IDA Revenue
5 .00% , 9/1/26 , Continuously Callable @100 ............................... 580 580
4 .75% , 9/1/30 , Continuously Callable @100 ............................... 2,000 1,933
Arlington County IDA Revenue
5 .00% , 2/15/43 , Continuously Callable @100 ............................... 1,775 1,786
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 1,585 1,408
Bristol IDA Revenue , 5 .00% , 11/1/53 , Continuously Callable @100 ................... 8,030 7,844
Campbell County IDA Revenue , 4 .00% , 6/1/44 , Continuously Callable @100 ............ 4,600 4,131
Capital Region Airport Commission Revenue
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 700 683
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 750 714
Charles City County Economic Development Authority Revenue , Series A , 2 .88% , 2/1/29 ,
Continuously Callable @101 ........................................... 10,000 9,849
Chesapeake Bay Bridge & Tunnel District Revenue
5 .50% , 7/1/25 ..................................................... 1,755 1,758
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 5,805 5,683
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 3,435 3,317
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 5,000 5,023
Chesapeake Hospital Authority Revenue
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,000 930
4 .00% , 7/1/43 , Continuously Callable @100 ............................... 4,000 3,531
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series B , 4 .75% , 7/15/32 , Continuously Callable @100 ........................ 6,520 6,761
Series B , 4 .88% , 7/15/40 , Continuously Callable @100 ........................ 3,000 3,027
City of Petersburg, GO
4 .25% , 9/1/48 , Continuously Callable @100 ............................... 1,000 943
4 .25% , 9/1/53 , Continuously Callable @100 ............................... 1,250 1,144
City of Richmond Public Utility Revenue
4 .00% , 1/15/40 , Continuously Callable @100 ............................... 6,000 5,713
Series A , 4 .00% , 1/15/50 , Continuously Callable @100 ........................ 2,220 1,973
County of Fairfax Sewer Revenue
Series A , 5 .00% , 7/15/46 , Continuously Callable @100 ........................ 10,000 10,276
Series A , 4 .00% , 7/15/51 , Continuously Callable @100 ........................ 10,000 8,832
Fairfax County Economic Development Authority Revenue , 5 .00% , 4/1/47 , Continuously
Callable @100 ..................................................... 4,000 3,990
Fairfax County IDA Revenue
Series A , 4 .00% , 5/15/44 , Continuously Callable @100 ........................ 6,900 6,109
Series A , 4 .00% , 5/15/48 , Continuously Callable @100 ........................ 1,500 1,298
Farmville IDA Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .38% , 7/1/53 , (Put Date
7/1/43) (a) ........................................................ 5,900 6,197
Front Royal & Warren County IDA Revenue , 4 .00% , 1/1/50 , Continuously Callable @103 .. 7,000 5,896
Greater Richmond Convention Center Authority Revenue , 5 .00% , 6/15/32 , Pre-
refunded  6/15/25 @ 100 ............................................. 1,500 1,501
Hampton Roads Transportation Accountability Commission Revenue , Series A , 4 .00% , 7/1/52 ,
Continuously Callable @100 ........................................... 6,000 5,110
Henrico County Economic Development Authority Revenue
4 .25% , 6/1/26 , Continuously Callable @100 ............................... 140 140
5 .00% , 10/1/37 , Continuously Callable @103 ............................... 2,500 2,547
4 .00% , 10/1/40 , Continuously Callable @103 ............................... 500 475
4 .00% , 10/1/45 , Continuously Callable @103 ............................... 725 649
4 .00% , 10/1/50 , Continuously Callable @103 ............................... 1,500 1,281
Series A , 5 .00% , 10/1/42 , Continuously Callable @103 ........................ 1,000 1,029
Series A , 5 .00% , 10/1/47 , Continuously Callable @103 ........................ 945 950
Series A , 5 .00% , 10/1/52 , Continuously Callable @103 ........................ 7,380 7,396
James City County Economic Development Authority Revenue
4 .00% , 6/1/47 , Continuously Callable @103 ............................... 1,000 764
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 9,905 7,610
Series A , 6 .75% , 12/1/53 , Continuously Callable @103 ........................ 855 904

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A , 6 .05% , 3/1/44 , Continuously Callable @102 (b) ...................... $ 656 $ 459
Series B , 6 .05% , 3/1/44 , Continuously Callable @102 ......................... 610 491
Series C , 4 .75% , 3/1/54 , Continuously Callable @100 (b) ...................... 2,599 1,091
Lexington IDA Revenue
4 .00% , 1/1/31 , Continuously Callable @102 ............................... 750 745
4 .00% , 1/1/37 , Continuously Callable @102 ............................... 1,000 933
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 1,000 1,001
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2023-DBE-8106 , 2 .30% , 6/1/63 , Continuously Callable @100 (c) (d) .......... 8,100 8,100
Lynchburg Economic Development Authority Revenue
4 .00% , 1/1/39 , Continuously Callable @100 ............................... 1,320 1,252
4 .00% , 1/1/41 , Continuously Callable @100 ............................... 1,135 1,034
5 .00% , 9/1/43 , Continuously Callable @100 ............................... 3,000 2,698
4 .00% , 1/1/55 , Continuously Callable @100 ............................... 14,420 11,549
Series A , 5 .00% , 1/1/47 , Continuously Callable @100 ......................... 2,250 2,176
Lynchburg Economic Development Authority Revenue (LOC - Branch Banking & Trust Co.) ,
Series B , 1 .60% , 1/1/47 , Continuously Callable @100 (d) ...................... 140 140
Manassas Park Economic Development Authority Revenue , 4 .00% , 12/15/52 , Continuously
Callable @100 ..................................................... 4,500 3,692
Marquis Community Development Authority of York County Revenue , 7 .50% , 9/1/45 (b) (c) .. 1,093 408
Marquis Community Development Authority of York County Tax Allocation
Series B , 5 .63% , 9/1/41 (b) ............................................ 3,532 1,319
Series C , 9/1/41 (e) .................................................. 5,389 5
Montgomery County Economic Development Authority Revenue , Series A , 4 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 1,750 1,719
Norfolk Airport Authority Revenue , 5 .00% , 7/1/43 , Continuously Callable @100 ......... 2,800 2,848
Norfolk Economic Development Authority Revenue
Series B , 4 .00% , 11/1/48 , Continuously Callable @100 ........................ 6,100 5,235
Series B , 5 .00% , 11/1/48 , (Put Date 11/1/28) (a) ............................. 1,600 1,676
Prince Edward County IDA Revenue
4 .00% , 9/1/43 , Continuously Callable @100 ............................... 2,250 2,022
5 .00% , 9/1/48 , Continuously Callable @100 ............................... 2,055 2,052
5 .25% , 9/1/57 , Continuously Callable @100 ............................... 3,000 3,046
Prince William County IDA Revenue
5 .00% , 1/1/37 , Continuously Callable @102 ............................... 1,000 969
5 .00% , 1/1/46 , Continuously Callable @102 ............................... 4,000 3,661
Radford IDA Revenue (NBGA - Fannie Mae) , 3 .50% , 9/15/29 , Continuously Callable @100 . 3,910 3,910
Roanoke Economic Development Authority Revenue
5 .00% , 7/1/47 ..................................................... 5,000 5,128
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 5,000 4,282
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 1,640 1,652
Series A , 5 .00% , 9/1/43 , Continuously Callable @100 ......................... 4,060 3,922
Rockingham County Economic Development Authority Revenue
Series A , 4 .00% , 12/1/33 , Continuously Callable @100 ........................ 1,000 971
Series A , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 4,180 4,229
Salem Economic Development Authority Revenue
4 .00% , 4/1/38 , Continuously Callable @100 ............................... 250 229
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 225 203
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 250 221
4 .00% , 4/1/45 , Continuously Callable @100 ............................... 750 627
5 .00% , 4/1/49 , Continuously Callable @100 ............................... 910 875
6 .00% , 4/1/55 , Continuously Callable @100 ............................... 250 256
Stafford County Economic Development Authority Revenue
5 .00% , 6/15/36 , Continuously Callable @100 ............................... 5,900 5,952
4 .00% , 6/15/37 , Continuously Callable @100 ............................... 6,495 6,142
Tobacco Settlement Financing Corp. Revenue , Series B1 , 5 .00% , 6/1/47 , Continuously Callable
@100 ........................................................... 5,000 4,306
University of Virginia Revenue
Series A , 5 .00% , 4/1/42 , Continuously Callable @100 ......................... 4,000 4,062
Series A-1 , 4 .00% , 4/1/45 , Continuously Callable @100 ....................... 3,600 3,296
Series B , 5 .00% , 9/1/49 , Continuously Callable @100 ......................... 10,000 10,106

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Virginia Beach Development Authority Revenue
5 .00% , 9/1/40 , Continuously Callable @103 ............................... $ 3,250 $ 3,144
5 .00% , 9/1/44 , Continuously Callable @103 ............................... 4,865 4,628
4 .00% , 9/1/48 , Continuously Callable @103 ............................... 3,755 2,838
Virginia College Building Authority Revenue
5 .00% , 6/1/25 ..................................................... 250 250
5 .00% , 6/1/26 ..................................................... 250 253
5 .00% , 6/1/27 ..................................................... 275 281
5 .00% , 6/1/28 ..................................................... 295 304
5 .00% , 6/1/29 ..................................................... 300 311
5 .00% , 6/1/30 ..................................................... 325 338
5 .00% , 6/1/31 ..................................................... 300 313
4 .00% , 1/15/33 , Continuously Callable @100 ............................... 965 970
4 .00% , 1/15/35 , Continuously Callable @100 ............................... 545 545
4 .00% , 1/15/36 , Continuously Callable @100 ............................... 650 645
4 .00% , 6/1/36 , Continuously Callable @100 ............................... 925 850
4 .00% , 1/15/43 , Continuously Callable @100 ............................... 1,285 1,133
4 .00% , 6/1/46 , Continuously Callable @100 ............................... 1,000 815
Series A , 3 .00% , 1/15/46 , Continuously Callable @100 ........................ 1,000 710
Series A , 3 .00% , 1/15/51 , Continuously Callable @100 ........................ 1,175 773
Series E , 5 .00% , 2/1/31 , Continuously Callable @100 ......................... 10,000 10,462
Series E , 5 .00% , 2/1/32 , Continuously Callable @100 ......................... 4,000 4,181
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Revenue , 4 .00% ,
5/15/46 , Continuously Callable @100 .................................... 5,195 4,637
Virginia Commonwealth Transportation Board Revenue
5 .00% , 3/15/32 , Continuously Callable @100 ............................... 3,350 3,474
5 .00% , 9/15/32 , Continuously Callable @100 ............................... 9,190 9,524
4 .00% , 5/15/42 , Continuously Callable @100 ............................... 10,000 9,206
Series A , 4 .00% , 5/15/36 , Continuously Callable @100 ........................ 2,000 2,006
Virginia Commonwealth University Health System Authority Revenue , Series B , 5 .00% ,
7/1/46 , Continuously Callable @100 ..................................... 5,500 5,504
Virginia Commonwealth University Revenue
Series A , 4 .00% , 11/1/37 , Continuously Callable @100 ........................ 750 739
Series A , 5 .00% , 11/1/38 , Continuously Callable @100 ........................ 350 363
Series A , 4 .00% , 5/1/48 , Continuously Callable @100 ......................... 2,475 2,182
Virginia Housing Development Authority Revenue
Series A , 4 .65% , 9/1/55 , Continuously Callable @100 ......................... 1,200 1,144
Series B , 3 .60% , 5/1/46 , Continuously Callable @100 ......................... 6,555 5,458
Series D , 4 .75% , 8/1/53 , Continuously Callable @100 ........................ 1,500 1,455
Series D , 4 .70% , 7/1/55 , Continuously Callable @100 ........................ 1,250 1,207
Series E , 2 .65% , 7/1/50 , Continuously Callable @100 ......................... 1,640 1,070
Series E , 4 .65% , 7/1/55 , Continuously Callable @100 ......................... 1,000 956
Series E , 5 .20% , 10/1/58 , Continuously Callable @100 ........................ 3,000 3,053
Series E-2 , 4 .60% , 10/1/54 , Continuously Callable @100 ...................... 1,000 949
Series F , 5 .00% , 10/1/52 , Continuously Callable @100 ........................ 5,000 5,027
Series G , 5 .15% , 11/1/52 , Continuously Callable @100 ........................ 1,750 1,772
Series H , 4 .70% , 12/1/54 , Continuously Callable @100 ........................ 800 782
Series I , 2 .45% , 11/1/45 , Continuously Callable @100 ........................ 1,500 994
Series K , 1 .95% , 12/1/32 , Continuously Callable @100 ........................ 1,500 1,268
Series K , 2 .05% , 12/1/33 , Continuously Callable @100 ........................ 665 549
Virginia Resources Authority Revenue
4 .00% , 11/1/49 , Continuously Callable @100 ............................... 6,700 6,043
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 15 15
Series A , 4 .00% , 11/1/43 , Continuously Callable @100 ........................ 1,445 1,379
Series A , 4 .00% , 11/1/47 , Continuously Callable @100 ........................ 1,040 952
Series B , 4 .75% , 11/1/52 , Continuously Callable @100 ........................ 750 756
Virginia Small Business Financing Authority Revenue
4 .00% , 12/1/49 , Continuously Callable @100 ............................... 15,830 13,340
4 .00% , 12/1/51 , Continuously Callable @103 ............................... 4,000 3,164
Series A , 4 .00% , 1/1/45 , Continuously Callable @103 ......................... 2,800 2,462
Series A , 4 .00% , 1/1/51 , Continuously Callable @103 ......................... 16,265 13,461
Series A , 5 .50% , 12/1/54 , Continuously Callable @102 ........................ 4,500 4,530
Series A-1 , 5 .25% , 6/15/55 , Continuously Callable @100 ...................... 2,000 2,030

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Virginia Small Business Financing Authority Revenue AMT
4 .00% , 11/1/52 , (Put Date 11/20/25) (a) ................................... $ 1,500 $ 1,501
Series I-495 , 5 .00% , 12/31/57 , Continuously Callable @100 .................... 2,000 1,948
Western Regional Jail Authority Revenue
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 1,540 1,569
5 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,000 1,018
Winchester Economic Development Authority Revenue , 5 .00% , 1/1/44 , Continuously Callable
@100 ........................................................... 3,250 3,094
Wise County IDA Revenue , Series A , 0 .75% , 10/1/40 , (Put Date 9/2/25) (a) .............. 2,500 2,478
421,316
District of Columbia (5.6%):
Metropolitan Washington Airports Authority Aviation Revenue AMT
Series A , 5 .25% , 10/1/48 , Continuously Callable @100 ........................ 1,160 1,177
Series A , 5 .25% , 10/1/49 , Continuously Callable @100 ........................ 4,000 4,064
Series A , 4 .50% , 10/1/53 , Continuously Callable @100 ........................ 2,175 1,990
Series A , 5 .25% , 10/1/53 , Continuously Callable @100 ........................ 2,000 2,019
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4 .00% , 10/1/52 , Continuously Callable @100 ............................... 3,000 2,600
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 1,500 1,502
Series B , 4 .00% , 10/1/53 , Continuously Callable @100 ........................ 1,500 1,265
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured
Guaranty Municipal Corp.) , Series B , 10/1/30 (e) ............................. 5,500 4,566
Washington Metropolitan Area Transit Authority Dedicated Revenue , Series A , 4 .00% , 7/15/45 ,
Continuously Callable @100 ........................................... 2,500 2,235
Washington Metropolitan Area Transit Authority Revenue , Series B , 5 .00% , 7/1/42 ,
Continuously Callable @100 ........................................... 5,000 5,035
26,453
Guam (3.4%):
Guam Government Waterworks Authority Revenue , Series A , 5 .00% , 1/1/50 , Continuously
Callable @100 ..................................................... 1,000 976
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 4,000 4,009
Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ........................ 1,500 1,522
Series A , 5 .00% , 10/1/43 , Continuously Callable @100 ........................ 200 203
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 225 227
Port Authority of Guam Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 .... 1,500 1,456
Territory of Guam Revenue
Series A , 5 .00% , 11/1/27 .............................................. 200 205
Series A , 5 .00% , 11/1/28 .............................................. 250 259
Series A , 5 .00% , 11/1/29 .............................................. 250 261
Series A , 5 .00% , 11/1/30 .............................................. 250 263
Series A , 5 .00% , 11/1/35 , Continuously Callable @100 ........................ 2,000 2,065
Series A , 5 .00% , 12/1/46 , Continuously Callable @100 ........................ 1,250 1,251
Series D , 5 .00% , 11/15/39 , Continuously Callable @100 ....................... 2,000 1,974
Series F , 5 .00% , 1/1/31 ............................................... 500 527
Series F , 4 .00% , 1/1/42 , Continuously Callable @100 ......................... 1,000 879
16,077
Total Municipal Bonds (Cost $515,973)
a
a
a
463,846
Total Investments (Cost $515,973) — 98.8% 463,846
Other assets in excess of liabilities —  1.2% 5,515
NET ASSETS - 100.00% $ 469,361
(a) Put Bond.
(b) Currently the issuer is in default with respect to interest and/or principal payments.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2025, the fair value of these securities was $8,508
(thousands) and amounted to 1.8% of net assets.
(d) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e) Zero-coupon bond.

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2025
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.